UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05555

SANFORD C. BERNSTEIN FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2017

Date of reporting period: June 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.2%
Financials - 23.8%
Banks - 14.6%
Australia & New Zealand Banking Group Ltd.	1,498,660	$33,077,933
Banco Santander SA	600,030	3,984,123
Bank Hapoalim BM	1,291,927	8,711,682
Bank of Queensland Ltd.	752,420	6,619,940
Barclays PLC	7,903,120	20,901,954
BNP Paribas SA	502,360	36,166,252
BOC Hong Kong Holdings Ltd.	8,027,000	38,414,896
Credicorp Ltd.	105,430	18,913,088
Danske Bank A/S	800,604	30,801,689
DBS Group Holdings Ltd.	1,061,600	15,977,897
DNB ASA	2,047,470	34,857,721
Erste Group Bank AG (a)	764,738	29,293,086
HDFC Bank Ltd.	1,420,980	36,601,983
ING Groep NV	1,993,030	34,405,193
Itau Unibanco Holding SA (Preference Shares)	1,044,820	11,590,188
KB Financial Group, Inc.	305,500	15,424,759
Mitsubishi UFJ Financial Group, Inc.	7,486,000	50,493,393
National Australia Bank Ltd.	535,700	12,186,341
Nordea Bank AB	854,210	10,879,581
Oversea-Chinese Banking Corp., Ltd.	972,000	7,614,007
Royal Bank of Canada	198,440	14,408,629
Seven Bank Ltd.	1,593,800	5,714,497
Sumitomo Mitsui Financial Group, Inc.	275,600	10,760,649
Svenska Handelsbanken AB-Class A	1,319,760	18,901,763
Swedbank AB-Class A	1,206,800	29,452,963
Toronto-Dominion Bank (The)	209,840	10,574,525

		546,728,732

Capital Markets - 3.8%
Amundi SA (b)	185,670	13,453,008
Azimut Holding SpA	522,030	10,502,121
Credit Suisse Group AG (REG) (a)	2,665,694	38,788,488
Euronext NV (b)	261,180	13,564,355
IG Group Holdings PLC	1,020,710	7,555,791
London Stock Exchange Group PLC	405,200	19,274,340
Partners Group Holding AG	46,102	28,625,219
Thomson Reuters Corp.	246,050	11,391,766

		143,155,088

Consumer Finance - 0.9%
Bharat Financial Inclusion Ltd. (a)	1,419,340	15,802,772
Hitachi Capital Corp.	702,700	16,944,314

		32,747,086

Diversified Financial Services - 0.5%
GRENKE AG	35,321	7,862,555
ORIX Corp.	623,100	9,695,341

		17,557,896

Insurance - 3.5%
Admiral Group PLC	179,450	4,682,716
AIA Group Ltd.	5,023,600	36,754,463
Direct Line Insurance Group PLC	2,385,084	11,044,182
Euler Hermes Group	75,252	8,938,701

Company	Shares	U.S. $ Value
NN Group NV	141,989	$5,038,199
PICC Property & Casualty Co., Ltd.-Class H	9,658,000	16,129,900
Prudential PLC	1,426,160	32,735,724
Talanx AG (a)	120,630	4,512,267
Tryg A/S	403,350	8,820,876

		128,657,028

Thrifts & Mortgage Finance - 0.5%
Housing Development Finance Corp., Ltd.	814,830	20,311,135

		889,156,965

Information Technology - 16.7%
Communications Equipment - 1.0%
Nokia Oyj	5,774,890	35,410,019

Electronic Equipment, Instruments & Components - 1.5%
Ingenico Group SA	112,070	10,163,330
Keyence Corp.	49,200	21,659,205
Largan Precision Co., Ltd.	105,000	16,717,529
Murata Manufacturing Co., Ltd.	53,900	8,228,696

		56,768,760

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	278,930	39,301,237
Moneysupermarket.com Group PLC	3,285,200	15,131,459
Tencent Holdings Ltd.	1,131,000	40,574,552
Yahoo Japan Corp.	9,617,600	41,809,863

		136,817,111

IT Services - 1.3%
Amadeus IT Group SA-Class A	383,980	22,952,669
Capgemini SE	168,040	17,358,941
CGI Group, Inc.-Class A (a)	166,310	8,497,610

		48,809,220

Semiconductors & Semiconductor Equipment - 4.0%
ams AG (a)	368,850	23,935,380
ASML Holding NV	166,116	21,653,659
Disco Corp.	70,400	11,291,547
Infineon Technologies AG	950,780	20,195,097
SCREEN Holdings Co., Ltd.	383,300	25,639,907
Sumco Corp.	1,647,400	23,944,865
Taiwan Semiconductor Manufacturing Co., Ltd.	3,463,000	23,659,955

		150,320,410

Software - 3.8%
Check Point Software Technologies Ltd. (a)	187,980	20,504,858
Constellation Software, Inc./Canada	36,600	19,146,982
Dassault Systemes SE	88,388	7,927,591
Nice Ltd.	209,339	16,493,024
Nintendo Co., Ltd.	74,000	24,774,561
Oracle Corp. Japan	307,100	19,976,140
Playtech PLC	568,680	7,044,444
Sage Group PLC (The)	1,021,160	9,150,565

Company	Shares	U.S. $ Value
SAP SE	170,461	$17,842,380

		142,860,545

Technology Hardware, Storage & Peripherals - 1.4%
Logitech International SA	515,686	18,975,664
Samsung Electronics Co., Ltd.	16,490	34,345,708

		53,321,372

		624,307,437

Industrials - 12.3%
Aerospace & Defense - 1.9%
Airbus SE	398,313	32,870,970
BAE Systems PLC	3,750,541	30,961,747
QinetiQ Group PLC	1,921,150	6,767,808

		70,600,525

Airlines - 3.2%
International Consolidated Airlines Group SA	3,426,700	27,241,543
Japan Airlines Co., Ltd.	1,372,700	42,520,293
Qantas Airways Ltd.	11,122,083	48,887,595

		118,649,431

Building Products - 0.7%
Assa Abloy AB-Class B	412,370	9,089,237
Kingspan Group PLC	439,860	15,099,210

		24,188,447

Commercial Services & Supplies - 0.6%
G4S PLC	2,780,900	11,826,949
IWG PLC	1,037,599	4,374,391
Park24 Co., Ltd.	293,900	7,478,681

		23,680,021

Electrical Equipment - 1.5%
Nidec Corp.	90,800	9,328,784
Philips Lighting NV (b)	217,310	8,026,855
Schneider Electric SE (Paris) (a)	250,380	19,241,569
Vestas Wind Systems A/S	212,810	19,656,676

		56,253,884

Industrial Conglomerates - 0.5%
Siemens AG (REG)	135,850	18,686,702

Machinery - 1.1%
FANUC Corp.	18,800	3,638,660
Hoshizaki Corp.	73,200	6,641,495
IHI Corp. (a)	7,385,000	25,237,359
Kone Oyj-Class B	98,230	4,997,457

		40,514,971

Professional Services - 1.9%
Adecco Group AG (REG)	100,670	7,669,255
Experian PLC	802,030	16,459,928
Recruit Holdings Co., Ltd.	453,000	7,796,074
RELX NV	306,260	6,314,099

Company	Shares	U.S. $ Value
RELX PLC	959,440	$20,740,204
Wolters Kluwer NV	308,370	13,041,869

		72,021,429

Road & Rail - 0.2%
Central Japan Railway Co.	50,700	8,280,158

Trading Companies & Distributors - 0.3%
Brenntag AG	190,100	11,024,683

Transportation Infrastructure - 0.4%
Aena SA (b)	71,360	13,934,769

		457,835,020

Consumer Discretionary - 10.6%
Auto Components - 3.1%
Continental AG	33,620	7,273,005
Delphi Automotive PLC	277,270	24,302,715
Faurecia	473,670	24,020,372
Hankook Tire Co., Ltd.	222,470	12,366,355
Magna International, Inc. (New York)-Class A	545,020	25,250,777
Sumitomo Electric Industries Ltd.	986,600	15,263,103
Valeo SA	108,497	7,299,554

		115,775,881

Automobiles - 1.5%
Honda Motor Co., Ltd.	999,100	27,373,400
Peugeot SA	1,459,820	29,093,702

		56,467,102

Distributors - 0.3%
PALTAC Corp.	378,100	12,741,911

Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	1,270,830	22,032,308
InterContinental Hotels Group PLC	172,170	9,561,223

		31,593,531

Household Durables - 1.4%
Fujitsu General Ltd.	367,400	8,520,011
Panasonic Corp.	3,111,000	42,388,177

		50,908,188

Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	174,530	9,400,186

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	507,000	17,322,844

Media - 0.8%
CTS Eventim AG & Co. KGaA	204,153	9,039,827
Informa PLC	579,807	5,057,297
UBM PLC	746,440	6,708,089
WPP PLC	429,220	9,037,941

		29,843,154

Company	Shares	U.S. $ Value
Multiline Retail - 0.6%
B&M European Value Retail SA	2,099,440	$9,268,805
Don Quijote Holdings Co., Ltd.	319,100	12,124,143

		21,392,948

Textiles, Apparel & Luxury Goods - 1.3%
HUGO BOSS AG	472,174	33,100,503
LVMH Moet Hennessy Louis Vuitton SE	35,150	8,789,445
Samsonite International SA	1,977,500	8,261,590

		50,151,538

		395,597,283

Consumer Staples - 8.3%
Beverages - 0.7%
Diageo PLC	318,720	9,418,731
Royal Unibrew A/S	137,500	6,595,844
Treasury Wine Estates Ltd.	1,158,580	11,715,495

		27,730,070

Food & Staples Retailing - 0.2%
Tsuruha Holdings, Inc.	74,900	7,959,144

Food Products - 1.6%
Nestle SA (REG)	311,890	27,202,313
Orkla ASA	2,062,600	20,964,289
Salmar ASA	459,440	11,388,234

		59,554,836

Household Products - 2.4%
Henkel AG & Co. KGaA (Preference Shares)	178,670	24,637,466
Pigeon Corp.	371,600	13,509,634
Reckitt Benckiser Group PLC	429,691	43,559,087
Unicharm Corp.	354,900	8,934,946

		90,641,133

Personal Products - 0.5%
Godrej Consumer Products Ltd. (a)	426,240	6,387,457
Kose Corp.	108,200	11,866,373

		18,253,830

Tobacco - 2.9%
British American Tobacco PLC	1,092,054	74,415,702
Japan Tobacco, Inc.	904,500	31,791,433

		106,207,135

		310,346,148

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 6.0%
BT Group PLC	13,318,210	51,211,701
China Unicom Hong Kong Ltd. (a)	17,770,000	26,377,276
Com Hem Holding AB	812,510	11,283,923
Deutsche Telekom AG (REG)	932,220	16,803,225
HKT Trust & HKT Ltd.-Class SS	9,695,000	12,740,485
Nippon Telegraph & Telephone Corp.	1,572,400	74,223,681

Company	Shares	U.S. $ Value
TDC A/S	4,380,740	$25,475,713
Telekomunikasi Indonesia Persero Tbk PT	17,774,500	6,036,066

		224,152,070

Wireless Telecommunication Services - 1.4%
SoftBank Group Corp.	152,200	12,372,353
Vodafone Group PLC	13,842,222	39,311,251

		51,683,604

		275,835,674

Health Care - 6.9%
Biotechnology - 0.3%
Genmab A/S (a)	53,110	11,324,096

Health Care Equipment & Supplies - 0.6%
Essilor International SA	133,160	16,939,643
Sartorius AG (Preference Shares)	67,090	6,487,313

		23,426,956

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	393,530	7,746,090

Life Sciences Tools & Services - 0.9%
Eurofins Scientific SE	55,114	31,095,577

Pharmaceuticals - 4.9%
Indivior PLC (a)	1,065,630	4,339,160
Novo Nordisk A/S-Class B	161,020	6,918,591
Recordati SpA	295,093	11,971,674
Roche Holding AG	253,769	64,841,747
Sanofi	605,870	58,054,406
Shionogi & Co., Ltd.	130,600	7,281,980
Teva Pharmaceutical Industries Ltd.	11,102	366,043
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	892,760	29,657,487

		183,431,088

		257,023,807

Materials - 5.4%
Chemicals - 3.7%
Air Water, Inc.	861,200	15,894,027
Arkema SA	236,687	25,276,211
Chr Hansen Holding A/S	172,480	12,543,915
Covestro AG (b)	198,850	14,415,436
Croda International PLC	211,778	10,724,961
Incitec Pivot Ltd.	6,443,060	16,899,950
Johnson Matthey PLC	384,730	14,399,139
Nippon Shokubai Co., Ltd.	424,700	27,432,744

		137,586,383

Construction Materials - 0.2%
CRH PLC (London)	242,930	8,647,936

Containers & Packaging - 0.4%
Amcor Ltd./Australia	1,285,500	16,014,416

Company	Shares	U.S. $ Value
Metals & Mining - 1.1%
BlueScope Steel Ltd.	1,051,737	$10,647,843
Gerdau SA (Preference Shares)	5,683,500	17,636,023
MMC Norilsk Nickel PJSC (ADR)	401,744	5,515,945
MMC Norilsk Nickel PJSC (ADR) (London)	507,132	6,992,431

		40,792,242

		203,040,977

Energy - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Caltex Australia Ltd.	295,810	7,183,235
Canadian Natural Resources Ltd. (Toronto)	591,690	17,073,596
JXTG Holdings, Inc.	6,442,700	28,190,087
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	1,620,740	43,095,294
Royal Dutch Shell PLC-Class A	682,460	18,132,075
Royal Dutch Shell PLC-Class B	567,875	15,245,397
TOTAL SA	199,369	9,898,067
YPF SA (Sponsored ADR)	718,784	15,741,370

		154,559,121

Utilities - 1.4%
Electric Utilities - 0.7%
EDP-Energias de Portugal SA	5,999,172	19,624,608
Endesa SA	215,390	4,968,741

		24,593,349

Water Utilities - 0.7%
Beijing Enterprises Water Group Ltd. (a)	20,254,000	15,717,765
Pennon Group PLC	958,230	10,297,986

		26,015,751

		50,609,100

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Leopalace21 Corp.	486,900	3,028,861
SM Prime Holdings, Inc.	11,375,600	7,432,639

		10,461,500

Total Common Stocks (cost $3,234,735,532)		3,628,773,032

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 2.2%
Repurchase Agreements - 2.2%
State Street Bank & Trust Co. 0.12%, dated 6/30/17 due 7/03/17 in the amount of $81,763,470 (collateralized by $83,470,000 U.S. Treasury Notes, 2.13%, due 5/15/25, value $83,398,633) (cost $81,762,652)	$81,763	81,762,652

U.S. $ Value
Total Investments - 99.4% (cost $3,316,498,184) (c)	$3,710,535,684
Other assets less liabilities - 0.6%	22,646,033

Net Assets - 100.0%	$3,733,181,717

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	28,245	USD	20,697	7/18/17	$(1,088,718)
Bank of America, NA	JPY	10,145,656	USD	90,944	7/18/17	690,981
Bank of America, NA	USD	10,176	ZAR	135,465	10/17/17	1,629
Barclays Bank PLC	CNY	81,894	USD	11,771	7/18/17	(313,707)
Barclays Bank PLC	TWD	645,124	USD	21,411	7/18/17	182,808
Barclays Bank PLC	CNY	140,291	USD	20,492	10/17/17	(58,669)
Barclays Bank PLC	INR	881,753	USD	13,486	10/17/17	(2,664)
BNP Paribas SA	CNY	290,355	USD	41,713	7/18/17	(1,131,681)
BNP Paribas SA	EUR	37,028	USD	40,569	7/18/17	(1,750,257)
BNP Paribas SA	KRW	9,072,530	USD	7,986	7/18/17	61,061
BNP Paribas SA	USD	11,052	CAD	15,041	7/18/17	549,856
BNP Paribas SA	USD	82,346	JPY	9,006,163	7/18/17	(2,229,524)
BNP Paribas SA	USD	40,820	AUD	54,094	10/17/17	702,050
BNP Paribas SA	USD	16,363	JPY	1,816,845	10/17/17	(134,611)
Brown Brothers Harriman & Co.	HKD	101,937	USD	13,094	7/18/17	32,623
Citibank, NA	BRL	58,706	USD	17,746	7/05/17	25,176
Citibank, NA	USD	17,629	BRL	58,706	7/05/17	90,997
Citibank, NA	CHF	21,350	USD	21,590	7/18/17	(693,501)
Citibank, NA	EUR	9,655	USD	10,814	7/18/17	(220,473)
Citibank, NA	GBP	28,306	USD	35,080	7/18/17	(1,802,343)
Citibank, NA	KRW	11,233,504	USD	10,104	7/18/17	291,716
Citibank, NA	USD	102,800	CHF	103,358	7/18/17	5,075,374
Citibank, NA	USD	51,742	EUR	47,259	7/18/17	2,270,515
Citibank, NA	USD	5,947	GBP	4,595	7/18/17	40,675
Citibank, NA	USD	19,624	INR	1,325,801	7/18/17	859,791
Citibank, NA	USD	7,814	KRW	8,783,301	7/18/17	(141,645)
Citibank, NA	BRL	58,706	USD	17,525	8/02/17	(91,213)
Citibank, NA	RUB	375,028	USD	6,194	9/13/17	(72,256)
Credit Suisse International	SEK	226,383	USD	25,581	7/18/17	(1,309,728)
Credit Suisse International	TRY	30,962	USD	8,634	7/18/17	(128,864)
Credit Suisse International	USD	28,465	SEK	249,639	7/18/17	1,188,005
Credit Suisse International	ILS	102,361	USD	29,011	10/17/17	(454,190)
Deutsche Bank AG	BRL	58,706	USD	17,730	7/05/17	9,098
Deutsche Bank AG	USD	17,746	BRL	58,706	7/05/17	(25,176)
Deutsche Bank AG	USD	9,486	EUR	8,253	10/17/17	(8,055)
Goldman Sachs Bank USA	CHF	10,798	USD	11,072	7/18/17	(197,587)
Goldman Sachs Bank USA	GBP	16,211	USD	20,260	7/18/17	(862,492)
Goldman Sachs Bank USA	USD	110,068	EUR	101,806	7/18/17	6,286,748
Goldman Sachs Bank USA	USD	15,230	SEK	136,284	7/18/17	958,721
Goldman Sachs Bank USA	BRL	18,597	USD	5,609	8/02/17	28,540
HSBC Bank USA	CNY	48,673	USD	6,992	7/18/17	(190,468)
HSBC Bank USA	HKD	231,665	USD	29,874	7/18/17	190,003
HSBC Bank USA	ILS	174,964	USD	48,178	7/18/17	(2,001,354)
HSBC Bank USA	KRW	7,935,997	USD	7,012	7/18/17	80,570
HSBC Bank USA	NOK	392,995	USD	45,779	7/18/17	(1,306,730)
HSBC Bank USA	USD	9,222	CAD	12,643	7/18/17	530,288
HSBC Bank USA	USD	19,098	ILS	67,418	7/18/17	237,735
JPMorgan Chase Bank, NA	CNY	474,817	USD	68,360	7/18/17	(1,703,896)
JPMorgan Chase Bank, NA	EUR	64,377	USD	68,723	7/18/17	(4,853,893)
JPMorgan Chase Bank, NA	KRW	72,711,739	USD	64,315	7/18/17	803,559
JPMorgan Chase Bank, NA	TWD	450,026	USD	14,954	7/18/17	144,893

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	10,231	CNY	71,069	7/18/17	$256,064
JPMorgan Chase Bank, NA	USD	142,520	GBP	110,352	7/18/17	1,267,972
JPMorgan Chase Bank, NA	USD	22,232	KRW	24,915,882	7/18/17	(469,054)
JPMorgan Chase Bank, NA	USD	19,114	NOK	160,842	7/18/17	156,812
JPMorgan Chase Bank, NA	USD	20,432	SEK	179,708	7/18/17	914,632
JPMorgan Chase Bank, NA	USD	26,651	TRY	96,622	7/18/17	694,904
JPMorgan Chase Bank, NA	NOK	145,576	USD	17,077	10/17/17	(395,301)
JPMorgan Chase Bank, NA	USD	8,954	SEK	78,032	10/17/17	363,853
Morgan Stanley & Co., Inc.	AUD	6,521	USD	4,855	7/18/17	(156,432)
Morgan Stanley & Co., Inc.	JPY	788,697	USD	7,227	7/18/17	210,679
Morgan Stanley & Co., Inc.	USD	11,183	CAD	15,181	7/18/17	526,626
Morgan Stanley & Co., Inc.	USD	63,685	CHF	63,339	7/18/17	2,422,842
Morgan Stanley & Co., Inc.	USD	20,900	EUR	18,625	10/17/17	490,023
Royal Bank of Scotland PLC	AUD	24,496	USD	18,191	7/18/17	(633,464)
Royal Bank of Scotland PLC	GBP	11,500	USD	14,331	7/18/17	(653,822)
Royal Bank of Scotland PLC	INR	5,636,379	USD	86,601	7/18/17	(482,158)
Royal Bank of Scotland PLC	USD	109,405	EUR	99,770	7/18/17	4,623,049
Royal Bank of Scotland PLC	USD	99,212	JPY	10,955,062	7/18/17	(1,757,976)
Standard Chartered Bank	USD	41,675	AUD	55,303	7/18/17	824,154
Standard Chartered Bank	USD	9,506	HKD	73,770	7/18/17	(53,935)
State Street Bank & Trust Co.	CAD	149,718	USD	111,592	7/18/17	(3,889,955)
State Street Bank & Trust Co.	HKD	383,508	USD	49,469	7/18/17	329,096
State Street Bank & Trust Co.	SEK	171,243	USD	19,352	7/18/17	(989,133)
State Street Bank & Trust Co.	USD	31,762	EUR	28,352	7/18/17	641,289
State Street Bank & Trust Co.	USD	22,388	JPY	2,528,650	7/18/17	106,549
UBS AG	CHF	13,441	USD	13,873	7/18/17	(155,297)
UBS AG	USD	79,297	EUR	72,675	7/18/17	3,763,739

						$6,515,473

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $63,394,423 or 1.7% of net assets.
(c)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $495,911,045 and gross unrealized depreciation of investments was $(101,873,545), resulting in net unrealized appreciation of $394,037,500.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro

GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

Sanford C. Bernstein Fund, Inc.

Tax-Managed International Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$75,816,897		$813,340,068		$	– 0	–	$889,156,965
Information Technology	87,450,687		536,856,750			– 0	–	624,307,437
Industrials	15,099,210		442,735,810			– 0	–	457,835,020
Consumer Discretionary	58,953,678		336,643,605			– 0	–	395,597,283
Consumer Staples	9,787,822		300,558,326			– 0	–	310,346,148
Telecommunication Services	24,024,408		251,811,266			– 0	–	275,835,674
Health Care	41,629,161		215,394,646			– 0	–	257,023,807
Materials	23,151,968		179,889,009			– 0	–	203,040,977
Energy	32,814,966		121,744,155			– 0	–	154,559,121
Utilities	– 0	–	50,609,100			– 0	–	50,609,100
Real Estate	– 0	–	10,461,500			– 0	–	10,461,500
Short-Term Investments	81,762,652		– 0	–		– 0	–	81,762,652

Total Investments in Securities	450,491,449		3,260,044,235			– 0	–	3,710,535,684
Other Financial Instruments (a):
Assets:
Forward Currency Exchange Contracts	– 0	–	38,925,693			– 0	–	38,925,693
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(32,410,220)			– 0	–	(32,410,220)

Total (b)(c)	$450,491,449		$3,266,559,708		$	– 0	–	$3,717,051,157

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	An amount of $39,252,866 was transferred from Level 1 to Level 2 due to decrease in trading volume during the reporting period.
(c)	There were de minimis transfers under 1% of net assets from Level 2 to Level 1 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

International Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.8%
Financials - 24.1%
Banks - 14.8%
Australia & New Zealand Banking Group Ltd.	626,216	$13,821,635
Banco Santander SA	253,380	1,682,411
Bank Hapoalim BM	536,904	3,620,434
Bank of Queensland Ltd.	315,000	2,771,432
Barclays PLC	3,387,490	8,959,140
BNP Paribas SA	212,260	15,281,170
BOC Hong Kong Holdings Ltd.	3,374,000	16,146,986
Credicorp Ltd.	44,520	7,986,443
Danske Bank A/S	339,570	13,064,299
DBS Group Holdings Ltd.	444,500	6,690,067
DNB ASA	839,550	14,293,152
Erste Group Bank AG (a)	324,270	12,421,076
HDFC Bank Ltd.	600,040	15,455,991
ING Groep NV	855,460	14,767,598
Itau Unibanco Holding SA (Preference Shares)	431,880	4,790,845
KB Financial Group, Inc.	128,690	6,497,585
Mitsubishi UFJ Financial Group, Inc.	3,148,900	21,239,466
National Australia Bank Ltd.	224,330	5,103,158
Nordea Bank AB	335,220	4,269,504
Oversea-Chinese Banking Corp., Ltd.	446,600	3,498,370
Royal Bank of Canada	84,170	6,111,542
Seven Bank Ltd.	674,200	2,417,313
Sumitomo Mitsui Financial Group, Inc.	123,100	4,806,371
Svenska Handelsbanken AB-Class A	557,290	7,981,575
Swedbank AB-Class A	495,750	12,099,194
Toronto-Dominion Bank (The)	88,810	4,475,427

		230,252,184

Capital Markets - 3.9%
Amundi SA (b)	78,182	5,664,798
Azimut Holding SpA	220,440	4,434,779
Credit Suisse Group AG (REG) (a)	1,127,773	16,410,214
Euronext NV (b)	109,360	5,679,600
IG Group Holdings PLC	427,380	3,163,674
London Stock Exchange Group PLC	171,100	8,138,795
Partners Group Holding AG	19,472	12,090,371
Thomson Reuters Corp.	99,990	4,629,395

		60,211,626

Consumer Finance - 0.9%
Bharat Financial Inclusion Ltd. (a)	599,340	6,672,984
Hitachi Capital Corp.	291,800	7,036,219

		13,709,203

Diversified Financial Services - 0.5%
GRENKE AG	14,913	3,319,676
ORIX Corp.	262,300	4,081,348

		7,401,024

Insurance - 3.4%
Admiral Group PLC	75,130	1,960,504
AIA Group Ltd.	2,104,800	15,399,474
Direct Line Insurance Group PLC	998,608	4,624,076
Euler Hermes Group	31,399	3,729,685

Company	Shares	U.S. $ Value
NN Group NV	59,782	$2,121,246
PICC Property & Casualty Co., Ltd.-Class H	4,040,000	6,747,235
Prudential PLC	595,750	13,674,698
Talanx AG (a)	50,500	1,888,995
Tryg A/S	154,690	3,382,921

		53,528,834

Thrifts & Mortgage Finance - 0.6%
Housing Development Finance Corp., Ltd.	344,080	8,576,826

		373,679,697

Information Technology - 16.9%
Communications Equipment - 1.0%
Nokia Oyj	2,494,880	15,297,910

Electronic Equipment, Instruments & Components - 1.5%
Ingenico Group SA	46,250	4,194,289
Keyence Corp.	20,400	8,980,646
Largan Precision Co., Ltd.	44,000	7,005,441
Murata Manufacturing Co., Ltd.	22,700	3,465,517

		23,645,893

Internet Software & Services - 3.7%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	116,680	16,440,212
Moneysupermarket.com Group PLC	1,374,250	6,329,724
Tencent Holdings Ltd.	469,800	16,854,045
Yahoo Japan Corp.	3,965,400	17,238,482

		56,862,463

IT Services - 1.3%
Amadeus IT Group SA-Class A	160,780	9,610,736
Capgemini SE	69,480	7,177,453
CGI Group, Inc.-Class A (a)	70,180	3,585,847

		20,374,036

Semiconductors & Semiconductor Equipment - 4.1%
ams AG (a)	155,760	10,107,564
ASML Holding NV	69,240	9,025,616
Disco Corp.	29,700	4,763,621
Infineon Technologies AG	401,480	8,527,659
SCREEN Holdings Co., Ltd.	164,200	10,983,754
Sumco Corp.	703,000	10,218,065
Taiwan Semiconductor Manufacturing Co., Ltd.	1,462,000	9,988,696

		63,614,975

Software - 3.8%
Check Point Software Technologies Ltd. (a)	78,630	8,576,961
Constellation Software, Inc./Canada	15,350	8,030,223
Dassault Systemes SE	37,323	3,347,530
Nice Ltd.	87,653	6,905,847
Nintendo Co., Ltd.	31,000	10,378,532
Oracle Corp. Japan	128,600	8,365,130
Playtech PLC	239,980	2,972,719
Sage Group PLC (The)	393,720	3,528,106
SAP SE	71,381	7,471,544

		59,576,592

Company	Shares	U.S. $ Value
Technology Hardware, Storage & Peripherals - 1.5%
Logitech International SA	216,044	$7,949,757
Samsung Electronics Co., Ltd.	5,030	10,476,587
Samsung Electronics Co., Ltd. (GDR) (London) (b)	3,980	4,126,327

		22,552,671

		261,924,540

Industrials - 12.3%
Aerospace & Defense - 1.9%
Airbus SE	163,537	13,495,969
BAE Systems PLC	1,529,980	12,630,405
QinetiQ Group PLC	779,930	2,747,530

		28,873,904

Airlines - 3.2%
International Consolidated Airlines Group SA	1,443,200	11,473,136
Japan Airlines Co., Ltd.	577,200	17,879,153
Qantas Airways Ltd.	4,654,286	20,458,114

		49,810,403

Building Products - 0.7%
Assa Abloy AB-Class B	168,150	3,706,272
Kingspan Group PLC	185,740	6,375,954

		10,082,226

Commercial Services & Supplies - 0.6%
G4S PLC	1,163,290	4,947,381
IWG PLC	438,141	1,847,149
Park24 Co., Ltd.	116,900	2,974,678

		9,769,208

Electrical Equipment - 1.5%
Nidec Corp.	37,100	3,811,651
Philips Lighting NV (b)	91,060	3,363,515
Schneider Electric SE (Paris) (a)	105,730	8,125,294
Vestas Wind Systems A/S	89,860	8,300,121

		23,600,581

Industrial Conglomerates - 0.5%
Siemens AG (REG)	57,370	7,891,469

Machinery - 1.1%
FANUC Corp.	7,900	1,529,012
Hoshizaki Corp.	29,700	2,694,705
IHI Corp. (a)	3,029,000	10,351,247
Kone Oyj-Class B	41,450	2,108,771

		16,683,735

Professional Services - 1.9%
Adecco Group AG (REG)	39,740	3,027,478
Experian PLC	335,840	6,892,388
Recruit Holdings Co., Ltd.	185,100	3,185,548
RELX NV	128,120	2,641,424
RELX PLC	398,760	8,619,990

Company	Shares	U.S. $ Value
Wolters Kluwer NV	129,280	$5,467,629

		29,834,457

Road & Rail - 0.2%
Central Japan Railway Co.	21,200	3,462,315

Trading Companies & Distributors - 0.3%
Brenntag AG	80,270	4,655,188

Transportation Infrastructure - 0.4%
Aena SA (b)	29,850	5,828,936

		190,492,422

Consumer Discretionary - 10.5%
Auto Components - 3.1%
Continental AG	13,730	2,970,207
Delphi Automotive PLC	117,080	10,262,062
Faurecia	193,390	9,807,038
Hankook Tire Co., Ltd.	88,060	4,894,958
Magna International, Inc. (New York)-Class A	224,110	10,383,016
Sumitomo Electric Industries Ltd.	417,500	6,458,895
Valeo SA	45,816	3,082,448

		47,858,624

Automobiles - 1.5%
Honda Motor Co., Ltd.	421,700	11,553,761
Peugeot SA	619,080	12,338,048

		23,891,809

Distributors - 0.3%
PALTAC Corp.	158,200	5,331,315

Hotels, Restaurants & Leisure - 0.8%
Aristocrat Leisure Ltd.	531,540	9,215,279
InterContinental Hotels Group PLC	70,240	3,900,681

		13,115,960

Household Durables - 1.3%
Fujitsu General Ltd.	150,900	3,499,373
Panasonic Corp.	1,210,800	16,497,462

		19,996,835

Internet & Direct Marketing Retail - 0.3%
Ctrip.com International Ltd. (ADR) (a)	70,900	3,818,674

Leisure Products - 0.5%
Bandai Namco Holdings, Inc.	213,700	7,301,562

Media - 0.8%
CTS Eventim AG & Co. KGaA	83,488	3,696,821
Informa PLC	242,507	2,115,238
UBM PLC	314,270	2,824,274
WPP PLC	169,680	3,572,895

		12,209,228

Multiline Retail - 0.6%
B&M European Value Retail SA	861,750	3,804,535

Company	Shares	U.S. $ Value
Don Quijote Holdings Co., Ltd.	134,800	$5,121,700

		8,926,235

Textiles, Apparel & Luxury Goods - 1.3%
HUGO BOSS AG	194,280	13,619,483
LVMH Moet Hennessy Louis Vuitton SE	14,350	3,588,294
Samsonite International SA	835,000	3,488,459

		20,696,236

		163,146,478

Consumer Staples - 8.4%
Beverages - 0.7%
Diageo PLC	134,320	3,969,390
Royal Unibrew A/S	55,740	2,673,835
Treasury Wine Estates Ltd.	489,230	4,947,066

		11,590,291

Food & Staples Retailing - 0.2%
Tsuruha Holdings, Inc.	31,600	3,357,930

Food Products - 1.6%
Nestle SA (REG)	131,470	11,466,504
Orkla ASA	875,930	8,902,962
Salmar ASA	192,160	4,763,110

		25,132,576

Household Products - 2.5%
Henkel AG & Co. KGaA (Preference Shares)	75,390	10,395,806
Pigeon Corp.	156,900	5,704,149
Reckitt Benckiser Group PLC	179,227	18,168,787
Unicharm Corp.	149,900	3,773,875

		38,042,617

Personal Products - 0.5%
Godrej Consumer Products Ltd. (a)	90,000	1,347,964
Godrej Consumer Products Ltd.	90,000	1,349,442
Kose Corp.	44,100	4,836,479

		7,533,885

Tobacco - 2.9%
British American Tobacco PLC	459,907	31,339,386
Japan Tobacco, Inc.	375,000	13,180,528

		44,519,914

		130,177,213

Telecommunication Services - 7.4%
Diversified Telecommunication Services - 6.0%
BT Group PLC	5,607,590	21,562,524
China Unicom Hong Kong Ltd. (a)	7,474,000	11,094,190
Com Hem Holding AB	313,120	4,348,527
Deutsche Telekom AG (REG)	393,650	7,095,524
HKT Trust & HKT Ltd.-Class SS	4,055,000	5,328,795
Nippon Telegraph & Telephone Corp.	661,400	31,220,772
TDC A/S	1,846,140	10,736,025

Company	Shares	U.S. $ Value
Telekomunikasi Indonesia Persero Tbk PT	7,505,500	$2,548,803

		93,935,160

Wireless Telecommunication Services - 1.4%
SoftBank Group Corp.	64,300	5,226,953
Vodafone Group PLC	5,750,299	16,330,576

		21,557,529

		115,492,689

Health Care - 6.9%
Biotechnology - 0.3%
Genmab A/S (a)	21,520	4,588,487

Health Care Equipment & Supplies - 0.6%
Essilor International SA	56,230	7,153,170
Sartorius AG (Preference Shares)	28,330	2,739,388

		9,892,558

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd. (a)	166,170	3,270,825

Life Sciences Tools & Services - 0.8%
Eurofins Scientific SE	22,998	12,975,580

Pharmaceuticals - 5.0%
Indivior PLC (a)	448,690	1,827,030
Novo Nordisk A/S-Class B	67,210	2,887,831
Recordati SpA	123,561	5,012,766
Roche Holding AG	107,080	27,360,530
Sanofi	253,670	24,306,635
Shionogi & Co., Ltd.	55,500	3,094,562
Teva Pharmaceutical Industries Ltd.	4,710	155,293
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	362,610	12,045,904

		76,690,551

		107,418,001

Materials - 5.4%
Chemicals - 3.6%
Air Water, Inc.	362,900	6,697,564
Arkema SA	97,099	10,369,369
Chr Hansen Holding A/S	72,830	5,296,692
Covestro AG (b)	66,520	4,822,303
Croda International PLC	88,386	4,476,085
Incitec Pivot Ltd.	2,674,650	7,015,525
Johnson Matthey PLC	163,940	6,135,718
Nippon Shokubai Co., Ltd.	178,200	11,510,513

		56,323,769

Construction Materials - 0.2%
CRH PLC (London)	99,590	3,545,251

Containers & Packaging - 0.5%
Amcor Ltd./Australia	545,680	6,797,936

Metals & Mining - 1.1%
BlueScope Steel Ltd.	403,672	4,086,798

Company	Shares	U.S. $ Value
Gerdau SA (Preference Shares)	2,367,200	$7,345,473
MMC Norilsk Nickel PJSC (ADR)	237,480	3,260,600
MMC Norilsk Nickel PJSC (ADR) (London)	168,734	2,326,536

		17,019,407

		83,686,363

Energy - 4.2%
Oil, Gas & Consumable Fuels - 4.2%
Caltex Australia Ltd.	125,130	3,038,566
Canadian Natural Resources Ltd. (Toronto)	246,630	7,116,668
JXTG Holdings, Inc.	2,781,200	12,169,164
Royal Dutch Shell PLC (Euronext Amsterdam)-Class A	601,710	15,999,401
Royal Dutch Shell PLC-Class A	350,806	9,320,459
Royal Dutch Shell PLC-Class B	237,790	6,383,804
TOTAL SA	84,333	4,186,878
YPF SA (Sponsored ADR)	291,693	6,388,077

		64,603,017

Utilities - 1.4%
Electric Utilities - 0.7%
EDP-Energias de Portugal SA	2,547,375	8,333,023
Endesa SA	91,310	2,106,392

		10,439,415

Water Utilities - 0.7%
Beijing Enterprises Water Group Ltd. (a)	8,568,000	6,649,048
Pennon Group PLC	399,234	4,290,521

		10,939,569

		21,378,984

Real Estate - 0.3%
Real Estate Management & Development - 0.3%
Leopalace21 Corp.	203,900	1,268,402
SM Prime Holdings, Inc.	4,812,400	3,144,346

		4,412,748

Total Common Stocks (cost $1,316,049,828)		1,516,412,152

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
State Street Bank & Trust Co. 0.12%, dated 6/30/17 due 7/03/17 in the amount of $28,511,705 (collateralized by $29,110,000 U.S. Treasury Notes, 2.13%, due 5/15/25, value $29,085,111) (cost $28,511,420)	$28,511	28,511,420

U.S. $ Value
Total Investments - 99.6% (cost $1,344,561,248) (c)	$1,544,923,572
Other assets less liabilities - 0.4%	6,288,600

Net Assets - 100.0%	$1,551,212,172

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	31,917	GBP	24,702	9/15/17	$326,619
Bank of America, NA	USD	4,268	ZAR	56,534	9/15/17	1,010
Barclays Bank PLC	CAD	58,398	USD	43,524	9/15/17	(1,559,718)
Barclays Bank PLC	CNY	172,256	USD	25,209	9/15/17	(83,944)
Barclays Bank PLC	GBP	4,234	USD	5,465	9/15/17	(61,839)
Barclays Bank PLC	ILS	49,210	USD	13,925	9/15/17	(221,211)
Barclays Bank PLC	INR	377,930	USD	5,800	9/15/17	(890)
Barclays Bank PLC	TWD	275,457	USD	9,162	9/15/17	100,573
Barclays Bank PLC	USD	7,660	AUD	10,149	9/15/17	133,803
BNP Paribas SA	USD	17,042	AUD	22,575	9/15/17	293,292
BNP Paribas SA	USD	60,902	EUR	53,808	9/15/17	785,164
BNP Paribas SA	USD	9,915	JPY	1,102,685	9/15/17	(81,191)
Brown Brothers Harriman & Co.	HKD	42,582	USD	5,477	9/15/17	12,172
Citibank, NA	BRL	24,976	USD	7,550	7/05/17	10,711
Citibank, NA	USD	7,500	BRL	24,976	7/05/17	38,714
Citibank, NA	BRL	24,976	USD	7,456	8/02/17	(38,806)
Citibank, NA	RUB	165,718	USD	2,737	9/13/17	(31,928)
Citibank, NA	CNY	59,994	USD	8,779	9/15/17	(29,988)
Citibank, NA	GBP	2,926	USD	3,712	9/15/17	(107,251)
Citibank, NA	KRW	28,387,485	USD	25,255	9/15/17	441,251
Citibank, NA	NOK	95,895	USD	11,348	9/15/17	(154,640)
Citibank, NA	USD	7,558	INR	492,517	9/15/17	2,320
Citibank, NA	USD	23,659	JPY	2,578,328	9/15/17	(664,520)
Citibank, NA	USD	3,378	SEK	29,287	9/15/17	112,317
Credit Suisse International	ILS	37,242	USD	10,542	9/15/17	(164,510)
Credit Suisse International	USD	4,102	SEK	35,474	9/15/17	126,148
Deutsche Bank AG	BRL	24,976	USD	7,543	7/05/17	3,871
Deutsche Bank AG	USD	7,550	BRL	24,976	7/05/17	(10,711)
JPMorgan Chase Bank, NA	CNY	164,842	USD	23,608	9/15/17	(596,850)
JPMorgan Chase Bank, NA	INR	507,639	USD	7,742	9/15/17	(50,508)
JPMorgan Chase Bank, NA	NOK	63,395	USD	7,433	9/15/17	(171,511)
JPMorgan Chase Bank, NA	TWD	187,987	USD	6,261	9/15/17	76,758
JPMorgan Chase Bank, NA	USD	1,558	CAD	2,064	9/15/17	35,782
JPMorgan Chase Bank, NA	USD	7,899	GBP	6,115	9/15/17	83,350
JPMorgan Chase Bank, NA	USD	4,662	SEK	40,707	9/15/17	189,589
JPMorgan Chase Bank, NA	USD	3,789	TRY	14,022	9/15/17	115,011
Morgan Stanley & Co., Inc.	USD	9,165	CHF	9,152	9/15/17	422,664
Morgan Stanley & Co., Inc.	USD	33,976	EUR	30,403	9/15/17	879,025
Morgan Stanley & Co., Inc.	USD	3,911	TRY	14,228	9/15/17	49,509
Royal Bank of Scotland PLC	HKD	227,415	USD	29,248	9/15/17	62,894
Royal Bank of Scotland PLC	INR	1,819,718	USD	27,743	9/15/17	(190,492)
Royal Bank of Scotland PLC	USD	17,808	EUR	15,782	9/15/17	285,006
State Street Bank & Trust Co.	USD	42,216	CHF	40,512	9/15/17	224,494
State Street Bank & Trust Co.	USD	10,980	JPY	1,236,978	9/15/17	51,492
UBS AG	USD	5,345	JPY	589,052	9/15/17	(91,432)

						$551,599

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $29,485,479 or 1.9% of net assets.
(c)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $231,580,225 and gross unrealized depreciation of investments was $(31,217,901), resulting in net unrealized appreciation of $200,362,324.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
NOK	-	Norwegian Krone
RUB	-	Russian Ruble
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
PJSC	-	Public Joint Stock Company
REG	-	Registered Shares

COUNTRY BREAKDOWN*

June 30, 2017 (unaudited)

20.6%	Japan
14.7%	United Kingdom
9.6%	France
5.2%	Switzerland
5.1%	Germany
5.0%	Australia
4.7%	Netherlands
4.0%	China
3.3%	Denmark
2.9%	Canada
2.6%	Hong Kong
2.4%	India
18.1%	Other
1.8%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 2.1% or less in the following countries: Argentina, Austria, Brazil, Finland, Indonesia, Ireland, Israel, Italy, Norway, Peru, Philippines, Portugal, Russia, Singapore, South Korea, Spain, Sweden and Taiwan.

Sanford C. Bernstein Fund, Inc.

International Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Financials	$31,723,337		$341,956,360		$	– 0	–	$373,679,697
Information Technology	36,633,243		225,291,297			– 0	–	261,924,540
Industrials	6,375,954		184,116,468			– 0	–	190,492,422
Consumer Discretionary	24,463,752		138,682,726			– 0	–	163,146,478
Consumer Staples	4,021,799		126,155,414			– 0	–	130,177,213
Telecommunication Services	9,677,322		105,815,367			– 0	–	115,492,689
Health Care	17,058,670		90,359,331			– 0	–	107,418,001
Materials	10,606,073		73,080,290			– 0	–	83,686,363
Energy	13,504,745		51,098,272			– 0	–	64,603,017
Utilities	– 0	–	21,378,984			– 0	–	21,378,984
Real Estate	– 0	–	4,412,748			– 0	–	4,412,748
Short-Term Investments	28,511,420		– 0	–		– 0	–	28,511,420

Total Investments in Securities	182,576,315		1,362,347,257	(a)		– 0	–	1,544,923,572
Other Financial Instruments (b):
Assets:
Forward Currency Exchange Contracts	– 0	–	4,863,539			– 0	–	4,863,539
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(4,311,940)			– 0	–	(4,311,940)

Total (c)(d)	$182,576,315		$1,362,898,856		$	– 0	–	$1,545,475,171

(a)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(c)	An amount of $ 16,592,870 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.
(d)	There were de minimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.1%
Information Technology - 29.2%
Electronic Equipment, Instruments & Components - 4.7%
Elite Material Co., Ltd.	989,000	$4,792,882
Hon Hai Precision Industry Co., Ltd.	4,220,000	16,221,631
Kingboard Chemical Holdings Ltd.	978,500	3,895,164
Largan Precision Co., Ltd.	163,000	25,951,974
LG Innotek Co., Ltd.	56,810	8,195,715
Merry Electronics Co., Ltd.	610,000	3,782,770
Tripod Technology Corp.	1,336,000	4,255,504

		67,095,640

Internet Software & Services - 7.8%
Alibaba Group Holding Ltd. (Sponsored ADR) (a)	335,540	47,277,586
NetEase, Inc. (ADR)	80,390	24,167,646
Tencent Holdings Ltd.	1,087,400	39,010,404

		110,455,636

IT Services - 0.2%
HCL Technologies Ltd.	257,820	3,395,655

Semiconductors & Semiconductor Equipment - 7.4%
Advanced Semiconductor Engineering, Inc.	5,390,735	6,909,575
Hua Hong Semiconductor Ltd. (b)	4,067,000	5,516,291
Realtek Semiconductor Corp.	2,819,000	10,139,444
SK Hynix, Inc.	512,800	30,193,496
Taiwan Semiconductor Manufacturing Co., Ltd.	7,664,120	52,362,902

		105,121,708

Technology Hardware, Storage & Peripherals - 9.1%
Pegatron Corp.	2,876,000	8,996,736
Quanta Computer, Inc.	3,474,000	8,217,807
Samsung Electronics Co., Ltd.	38,864	80,946,733
Samsung Electronics Co., Ltd. (Preference Shares)	19,413	31,652,854

		129,814,130

		415,882,769

Financials - 29.1%
Banks - 19.8%
Abu Dhabi Commercial Bank PJSC	3,743,730	7,118,167
Agricultural Bank of China Ltd.-Class H	29,432,000	13,910,103
Banco Davivienda SA (Preference Shares)	1,277,885	14,122,848
Banco Macro SA (ADR)	78,546	7,241,156
Bank Central Asia Tbk PT	2,655,500	3,621,618
Bank Mandiri Persero Tbk PT	11,447,500	10,972,665
Bank of China Ltd.-Class H	20,308,000	9,958,366
BGEO Group PLC	43,680	1,987,118
China CITIC Bank Corp., Ltd.-Class H	14,015,000	8,577,660
China Construction Bank Corp.-Class H	21,979,000	17,091,872
Chongqing Rural Commercial Bank Co., Ltd.-Class H	5,754,000	3,880,635
Credicorp Ltd.	77,043	13,820,744
Grupo Financiero Galicia SA (ADR)	90,350	3,852,524
Hana Financial Group, Inc.	777,380	30,700,676
HDFC Bank Ltd.	826,144	21,280,038
IndusInd Bank Ltd.	390,790	8,953,641

Company	Shares	U.S. $ Value
Industrial & Commercial Bank of China Ltd.-Class H	26,795,000	$18,083,468
Itau Unibanco Holding SA (Preference Shares)	1,318,040	14,621,018
Kasikornbank PCL	1,484,100	8,715,865
Kasikornbank PCL (NVDR)	204,900	1,196,214
KB Financial Group, Inc.	510,107	25,755,410
OTP Bank PLC	113,810	3,809,157
Punjab National Bank (a)	985,189	2,079,138
Sberbank of Russia PJSC (Sponsored ADR)	1,489,618	15,471,131
State Bank of India	862,650	3,645,897
Turkiye Is Bankasi-Class C	5,134,254	10,871,754

		281,338,883

Capital Markets - 0.3%
China Everbright Ltd.	2,314,000	5,032,732

Consumer Finance - 0.3%
Gentera SAB de CV	1,527,310	2,292,385
KRUK SA	25,540	2,122,252

		4,414,637

Diversified Financial Services - 2.3%
Cielo SA	889,760	6,606,930
FirstRand Ltd.	1,930,190	6,960,893
Fubon Financial Holding Co., Ltd. (a)	3,004,000	4,780,305
Haci Omer Sabanci Holding AS	3,555,177	11,043,429
Power Finance Corp. Ltd. (a)	1,862,690	3,547,606

		32,939,163

Insurance - 4.6%
AIA Group Ltd.	3,069,600	22,458,297
Dongbu Insurance Co., Ltd.	128,790	7,653,726
Max Financial Services Ltd.	617,318	5,995,465
New China Life Insurance Co., Ltd.-Class H	2,049,500	10,427,541
PICC Property & Casualty Co., Ltd.-Class H	7,274,000	12,148,363
Powszechny Zaklad Ubezpieczen SA	542,900	6,531,978

		65,215,370

Thrifts & Mortgage Finance - 1.8%
Housing Development Finance Corp., Ltd.	1,035,532	25,812,538

		414,753,323

Consumer Discretionary - 9.0%
Auto Components - 0.9%
Hankook Tire Co., Ltd.	235,930	13,114,550

Automobiles - 0.5%
Tata Motors Ltd.	473,464	3,165,324
Tata Motors Ltd.-Class A	782,563	3,190,852

		6,356,176

Diversified Consumer Services - 2.0%
Kroton Educacional SA	795,800	3,571,960
New Oriental Education & Technology Group, Inc. (Sponsored ADR) (a)	165,844	11,690,343

Company	Shares	U.S. $ Value
Tarena International, Inc. (ADR)	721,967	$12,930,429

		28,192,732

Hotels, Restaurants & Leisure - 0.9%
Galaxy Entertainment Group Ltd.	654,000	3,969,324
IMAX China Holding, Inc. (a)(b)	1,090,800	3,345,634
Premium Leisure Corp.	172,685,000	5,304,435

		12,619,393

Household Durables - 1.0%
Basso Industry Corp.	2,210,000	6,175,868
Cuckoo Electronics Co., Ltd.	32,428	4,108,277
Skyworth Digital Holdings Ltd.	6,149,314	3,818,034

		14,102,179

Internet & Direct Marketing Retail - 0.4%
Ctrip.com International Ltd. (ADR) (a)	113,760	6,127,114

Media - 1.9%
Megacable Holdings SAB de CV	1,106,560	4,481,420
Naspers Ltd.-Class N	86,463	17,027,393
Sun TV Network Ltd.	483,547	6,110,200

		27,619,013

Multiline Retail - 0.2%
Lotte Shopping Co., Ltd.	7,810	2,072,561

Textiles, Apparel & Luxury Goods - 1.2%
Li Ning Co., Ltd. (a)	9,167,500	6,945,550
Welspun India Ltd.	4,511,010	5,772,209
Yue Yuen Industrial Holdings Ltd.	1,183,000	4,906,483

		17,624,242

		127,827,960

Energy - 7.3%
Energy Equipment & Services - 0.1%
TMK PJSC (GDR) (b)	329,380	1,745,714

Oil, Gas & Consumable Fuels - 7.2%
Cosan SA Industria e Comercio	907,500	9,472,471
Gran Tierra Energy, Inc. (a)	832,930	1,849,814
KazMunaiGas Exploration Production JSC (GDR) (b)	220,704	2,081,239
LUKOIL PJSC (Sponsored ADR)	593,780	28,967,571
Novatek PJSC (Sponsored GDR) (b)	105,190	11,731,911
PetroChina Co., Ltd.-Class H	10,092,000	6,173,987
Petroleo Brasileiro SA (Preference Shares) (a)	1,723,500	6,435,357
S-Oil Corp.	40,990	3,396,122
Tatneft PJSC (Sponsored ADR)	203,037	7,661,094
YPF SA (Sponsored ADR)	1,120,279	24,534,110

		102,303,676

		104,049,390

Company	Shares	U.S. $ Value
Consumer Staples - 6.6%
Food & Staples Retailing - 2.9%
E-MART, Inc.	28,990	$5,939,585
Lenta Ltd. (GDR) (a)(b)	1,436,994	8,348,935
X5 Retail Group NV (GDR) (a)(b)	763,076	26,440,583

		40,729,103

Food Products - 1.6%
BRF SA	199,500	2,360,590
China Agri-Industries Holdings Ltd.	7,097,000	2,943,781
Industrias Bachoco SAB de CV	739,600	3,530,356
JBS SA	1,333,800	2,629,030
MHP SA (GDR) (b)	178,090	1,738,159
WH Group Ltd. (b)	10,092,000	10,190,607

		23,392,523

Personal Products - 0.6%
Amorepacific Corp.	15,339	4,073,832
LG Household & Health Care Ltd.	5,180	4,500,916

		8,574,748

Tobacco - 1.5%
ITC Ltd.	4,387,659	21,904,891

		94,601,265

Materials - 5.5%
Chemicals - 1.2%
Kumho Petrochemical Co., Ltd.	151,510	9,748,394
LG Chem Ltd.	14,231	3,621,410
Synthos SA	2,633,734	3,446,208

		16,816,012

Construction Materials - 0.7%
Anhui Conch Cement Co., Ltd.-Class H	2,110,500	7,334,706
Grupo Cementos de Chihuahua SAB de CV (a)	664,550	3,370,947

		10,705,653

Metals & Mining - 3.6%
Gerdau SA (Preference Shares)	2,884,400	8,950,355
KGHM Polska Miedz SA	327,985	9,783,208
MMC Norilsk Nickel PJSC (ADR)	24,453	335,740
MMC Norilsk Nickel PJSC (ADR) (London)	298,707	4,118,628
Novolipetsk Steel PJSC (GDR) (b)	213,880	4,136,141
POSCO	68,308	17,110,612
Real Gold Mining Ltd. (a)(c)(d)	1,788,000	0
Vedanta Ltd.	1,709,365	6,562,300

		50,996,984

Paper & Forest Products - 0.0%
China Forestry Holdings Co., Ltd. (a)(c)(d)	6,430,000	1

		78,518,650

Company	Shares	U.S. $ Value
Health Care - 4.2%
Biotechnology - 1.5%
Biocon Ltd. (a)	649,488	$3,315,901
China Biologic Products, Inc. (a)	164,710	18,628,701

		21,944,602

Health Care Equipment & Supplies - 0.3%
Yestar Healthcare Holdings Co., Ltd.	7,452,500	3,799,057

Health Care Providers & Services - 1.5%
Dino Polska SA (a)(b)	343,380	4,345,011
Qualicorp SA	288,100	2,495,840
Shanghai Pharmaceuticals Holding Co., Ltd.-Class H	4,106,100	12,229,039
Wuxi Biologics Cayman, Inc. (a)(b)	401,600	1,512,279

		20,582,169

Pharmaceuticals - 0.9%
Aurobindo Pharma Ltd.	524,400	5,545,321
China Medical System Holdings Ltd.	3,998,000	6,912,798
China Resources Pharmaceutical Group Ltd. (b)	303,400	378,967

		12,837,086

		59,162,914

Telecommunication Services - 2.9%
Diversified Telecommunication Services - 2.9%
China Unicom Hong Kong Ltd. (a)	17,026,000	25,272,904
KT Corp.	28,332	807,818
KT Corp. (Sponsored ADR)	385,210	6,409,895
Tower Bersama Infrastructure Tbk PT	16,818,200	8,534,836

		41,025,453

Real Estate - 2.1%
Real Estate Management & Development - 2.1%
Aldar Properties PJSC	9,663,200	6,030,345
Ayala Land, Inc.	9,282,700	7,313,188
China Resources Land Ltd.	610,000	1,777,092
CIFI Holdings Group Co., Ltd.	17,634,000	7,842,603
Global Logistic Properties Ltd.	1,088,000	2,260,278
Kaisa Group Holdings Ltd. (a)	512,000	161,910
SM Prime Holdings, Inc.	6,282,500	4,104,887

		29,490,303

Industrials - 2.0%
Airlines - 0.8%
Air Arabia PJSC	4,170,300	1,155,366
Air China Ltd.-Class H	3,470,000	3,576,691
China Southern Airlines Co., Ltd.-Class H	4,214,000	3,561,524
Turk Hava Yollari AO (a)	1,606,580	3,675,254

		11,968,835

Construction & Engineering - 0.5%
China Railway Group Ltd.-Class H	5,356,000	4,218,409

Company	Shares	U.S. $ Value
IRB Infrastructure Developers Ltd.	774,965	$2,509,130

		6,727,539

Industrial Conglomerates - 0.3%
SM Investments Corp.	250,285	3,979,230

Professional Services - 0.4%
51job, Inc. (ADR) (a)	122,066	5,460,012

		28,135,616

Utilities - 1.2%
Electric Utilities - 0.7%
Centrais Eletricas Brasileiras SA (a)	1,409,100	5,295,450
Centrais Eletricas Brasileiras SA (Preference Shares)	251,000	1,243,294
Equatorial Energia SA	182,800	2,989,557

		9,528,301

Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo	344,900	3,296,065
Cia de Saneamento de Minas Gerais-COPASA	390,029	4,709,216

		8,005,281

		17,533,582

Total Common Stocks (cost $1,192,495,368)		1,410,981,225

WARRANTS - 0.3%
Information Technology - 0.3%
Electronic Equipment, Instruments & Components - 0.3%
FPT Corp., Macquarie Bank Ltd., expiring 9/10/18 (a) (cost $3,799,631)	2,037,478	4,205,104

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 0.7%
Repurchase Agreements - 0.7%
State Street Bank & Trust Co. 0.12%, dated 6/30/17 due 7/03/17 in the amount of $10,590,140 (collateralized by $10,815,000 U.S. Treasury Notes, 2.13%, due 5/15/25, value $10,805,753) (cost $10,590,034)	$10,590	10,590,034

U.S. $ Value
Total Investments - 100.1% (cost $1,206,885,033) (e)	$1,425,776,363
Other assets less liabilities - (0.1)%	(1,815,514)

Net Assets - 100.0%	$1,423,960,849

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	RUB	1,006,326	USD	17,184	9/13/17	$370,156
Barclays Bank PLC	KRW	3,984,033	USD	3,563	8/16/17	82,010
BNP Paribas SA	USD	35,703	MXN	664,476	8/16/17	667,940
BNP Paribas SA	ZAR	92,591	USD	7,094	8/16/17	67,002
HSBC Bank USA	HKD	261,058	USD	33,568	8/16/17	90,350
JPMorgan Chase Bank, NA	KRW	67,257,784	USD	60,052	8/16/17	1,287,809
JPMorgan Chase Bank, NA	USD	13,316	IDR	178,050,293	8/16/17	(17,868)
JPMorgan Chase Bank, NA	USD	76,098	ZAR	992,086	8/16/17	(802,367)
Standard Chartered Bank	HKD	44,089	USD	5,667	8/16/17	13,297
State Street Bank & Trust Co.	IDR	7,251,133	USD	545	7/03/17	1,330
State Street Bank & Trust Co.	USD	2,909	IDR	38,681,073	7/03/17	(7,095)
State Street Bank & Trust Co.	IDR	23,430,693	USD	1,758	7/05/17	330
State Street Bank & Trust Co.	ZAR	47,048	USD	3,527	8/16/17	(43,466)

						$1,709,428

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $81,511,471 or 5.7% of net assets.
(c)	Illiquid security.
(d)	Fair valued by the Adviser.
(e)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $267,887,413 and gross unrealized depreciation of investments was $(48,996,083), resulting in net unrealized appreciation of $218,891,330.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
KRW	-	South Korean Won
MXN	-	Mexican Peso
RUB	-	Russian Ruble
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
JSC	-	Joint Stock Company
NVDR	-	Non Voting Depositary Receipt
PJSC	-	Public Joint Stock Company

Country Breakdown*

June 30, 2017 (unaudited)

26.1%	China
20.4%	South Korea
10.7%	Taiwan
9.3%	India
7.6%	Russia
5.2%	Brazil
3.2%	Hong Kong
2.5%	Argentina
1.8%	Poland
1.8%	Turkey
1.7%	South Africa
1.6%	Indonesia
1.5%	Philippines
1.0%	United Arab Emirates
4.9%	Other
0.7%	Short-Term

100.0%	Total Investments

*	All data are as of June 30, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.0% or less in the following countries: Canada, Colombia, Georgia, Hungary, Kazakhstan, Mexico, Peru, Singapore, Thailand, Ukraine and Vietnam.

Sanford C. Bernstein Fund, Inc.

Emerging Markets Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2		Level 3			Total
Assets:
Common Stocks:
Information Technology	$71,445,232		$344,437,537		$	– 0	–	$415,882,769
Financials	84,512,990		330,240,333			– 0	–	414,753,323
Consumer Discretionary	44,105,701		83,722,259			– 0	–	127,827,960
Energy	79,795,408		24,253,982			– 0	–	104,049,390
Consumer Staples	45,047,653		49,553,612			– 0	–	94,601,265
Materials	12,657,042		65,861,607			1	(a)	78,518,650
Health Care	30,780,888		28,382,026			– 0	–	59,162,914
Telecommunication Services	6,409,895		34,615,558			– 0	–	41,025,453
Real Estate	– 0	–	29,490,303			– 0	–	29,490,303
Industrials	5,460,012		22,675,604			– 0	–	28,135,616
Utilities	17,533,582		– 0	–		– 0	–	17,533,582
Warrants	– 0	–	4,205,104			– 0	–	4,205,104
Short-Term Investments	10,590,034		– 0	–		– 0	–	10,590,034

Total Investments in Securities	408,338,437		1,017,437,925	(b)		1		1,425,776,363
Other Financial Instruments (c):
Assets:
Forward Currency Exchange Contracts	– 0	–	2,580,224			– 0	–	2,580,224
Liabilities:
Forward Currency Exchange Contracts	– 0	–	(870,796)			– 0	–	(870,796)

Total (d)(e)	$408,338,437		$1,019,147,353			$1		$1,427,485,791

(a)	The Portfolio held securities with zero market value at period end.
(b)	A significant portion of the Portfolio’s foreign equity investments are categorized as Level 2 investments since they are valued using fair value prices based on third party vendor modeling tools to the extent available.
(c)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(d)	There were deminimis transfers under 1% of net assets from Level 1 to Level 2 during the reporting period.

(e)	An amount of $32,653,363 was transferred from Level 2 to Level 1 due to increase in trading volume during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks (a)			Total
Balance as of 9/30/16		$839,486			$839,486
Accrued discounts/(premiums)		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Purchases		– 0	–		– 0	–
Sales		– 0	–		– 0	–
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		(839,485)			(839,485)

Balance as of 6/30/17		$1			$1	(b)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$	– 0	–

(a)	The Portfolio held a security with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)			U.S. $ Value
MORTGAGE PASS-THROUGHS - 21.6%
Agency ARMs - 0.0%
Federal Home Loan Mortgage Corp.
Series 2006
3.604% (LIBOR 12 Month + 2.08%), 12/01/36 (a)	U.S.$	1		$1,402
Series 2007
3.894% (LIBOR 12 Month + 2.14%), 3/01/37 (a)		2		1,848

				3,250

Agency Fixed Rate 15-Year - 2.0%
Federal National Mortgage Association
2.50%, 4/01/27-2/01/32		63,370		63,789,129
Series 2016
2.50%, 11/01/31		3,174		3,195,074

				66,984,203

Agency Fixed Rate 30-Year - 19.6%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46		15,791		16,695,128
5.00%, 8/01/33		2		2,715
Series 2007
5.50%, 7/01/35		1,504		1,670,940
Series 2017
4.00%, 7/01/44		13,241		13,990,634
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		31,019		31,036,829
3.50%, 7/01/47, TBA		137,600		141,298,000
4.00%, 12/01/40-10/01/43		33,708		35,696,233
4.00%, 7/01/47, TBA		121,080		127,256,969
4.50%, 5/01/44		170		182,766
4.50%, 7/25/47, TBA		148,174		158,916,615
5.50%, 11/01/33-9/01/36		1,681		1,869,616
6.00%, 3/01/37		10		11,584
6.50%, 8/01/31-8/01/34		7		7,850
Series 2003
5.50%, 4/01/33-7/01/33		4,915		5,459,928
Series 2004
5.50%, 4/01/34-11/01/34		4,203		4,673,770
Series 2005
5.50%, 2/01/35		3,890		4,322,556
Series 2006
5.50%, 4/01/36		734		824,889
Government National Mortgage Association
3.00%, 4/20/46-12/20/46		16,144		16,326,397
3.50%, 7/01/47, TBA		96,505		99,942,991
Series 1996
8.50%, 11/15/26		0	**	295

				660,186,705

Total Mortgage Pass-Throughs (cost $727,109,718)				727,174,158

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 20.1%
United States - 20.1%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	5,000	$4,402,344
2.50%, 5/15/46		3,046	2,834,684
2.875%, 11/15/46		4,910	4,936,852
3.00%, 5/15/45		23,139	23,851,247
3.375%, 5/15/44		5,710	6,310,782
3.75%, 11/15/43		10,205	11,998,848
4.50%, 2/15/36		1,925	2,484,840
4.75%, 2/15/37		3,340	4,449,506
5.375%, 2/15/31		13,172	17,703,991
6.25%, 5/15/30		20,949	29,862,572
8.125%, 8/15/19		299	340,860
U.S. Treasury Notes
0.875%, 11/30/17		66,300	66,227,484
1.125%, 1/31/19-2/28/19		192,832	192,120,913
1.25%, 3/31/19-4/30/19		198,845	198,392,590
1.375%, 1/31/21-4/30/21		115	113,636
1.50%, 8/15/26		11,525	10,783,078
1.625%, 11/30/20		155	154,927
1.75%, 11/30/21		26,965	26,893,374
1.875%, 1/31/22 (b)		20,770	20,795,963
2.00%, 11/15/26		3,912	3,814,616
2.125%, 8/15/21		630	638,859
2.25%, 2/15/27		15,320	15,248,188
2.375%, 8/15/24 (b)		22,206	22,545,928
2.375%, 5/15/27		7,507	7,555,092
2.50%, 8/15/23		195	200,119

Total Governments - Treasuries (cost $672,891,377)			674,661,293

CORPORATES - INVESTMENT GRADE - 19.7%
Industrial - 11.0%
Basic - 0.8%
Dow Chemical Co. (The)
3.00%, 11/15/22		6	6,113
7.375%, 11/01/29		700	940,044
Eastman Chemical Co.
3.80%, 3/15/25		2,282	2,347,197
Glencore Funding LLC
4.125%, 5/30/23 (c)		2,622	2,690,591
Minsur SA
6.25%, 2/07/24 (c)		3,473	3,729,134
Mosaic Co. (The)
5.625%, 11/15/43		2,545	2,597,529
Sociedad Quimica y Minera de Chile SA
3.625%, 4/03/23 (c)		4,581	4,572,762
Vale Overseas Ltd.
6.875%, 11/21/36		4,870	5,223,075
Yamana Gold, Inc.
4.95%, 7/15/24		3,776	3,812,665

			25,919,110

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
Boeing Co. (The)
1.65%, 10/30/20	U.S.$	15	$14,849
Caterpillar Financial Services Corp.
2.00%, 3/05/20		13	12,978
Embraer Netherlands Finance BV
5.40%, 2/01/27		4,960	5,157,284
Emerson Electric Co.
5.00%, 4/15/19		10	10,540
General Electric Co.
Series D
5.00%, 1/21/21 (d)		1,879	1,992,604
John Deere Capital Corp.
1.60%, 7/13/18		11	11,008
Lockheed Martin Corp.
1.85%, 11/23/18		8	8,016
Republic Services, Inc.
3.80%, 5/15/18		6	6,106
United Technologies Corp.
1.95%, 11/01/21		12	11,833

			7,225,218

Communications - Media - 1.0%
21st Century Fox America, Inc.
6.55%, 3/15/33		3,525	4,442,417
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25		2,455	2,652,161
Comcast Corp.
5.70%, 7/01/19		9	9,684
Cox Communications, Inc.
2.95%, 6/30/23 (c)		2,401	2,339,606
Discovery Communications LLC
3.45%, 3/15/25		4,849	4,699,602
Time Warner Cable LLC
4.00%, 9/01/21		18	18,826
4.125%, 2/15/21		9,385	9,835,668
4.50%, 9/15/42		2,370	2,261,975
8.75%, 2/14/19		10	11,031
Time Warner, Inc.
3.60%, 7/15/25		6,420	6,433,803
Viacom, Inc.
5.25%, 4/01/44		974	978,032

			33,682,805

Communications - Telecommunications - 2.1%
America Movil SAB de CV
3.125%, 7/16/22		7,159	7,277,858
AT&T, Inc.
1.40%, 12/01/17		16	15,989
1.75%, 1/15/18		15	15,010
3.40%, 5/15/25		18,525	18,180,991
3.875%, 8/15/21		7	7,310
4.125%, 2/17/26		6,376	6,534,125
5.80%, 2/15/19		50	53,012

	Principal Amount (000)		U.S. $ Value
Rogers Communications, Inc.
4.00%, 6/06/22	CAD	1,130	$936,615
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (c)	U.S.$	3,856	3,889,933
Verizon Communications, Inc.
2.625%, 8/15/26		9,011	8,315,351
3.50%, 11/01/24		18,990	19,167,367
5.15%, 9/15/23		5	5,557
5.50%, 3/16/47		4,485	4,902,329

			69,301,447

Consumer Cyclical - Automotive - 1.2%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		4,755	4,786,906
3.664%, 9/08/24		6,294	6,288,839
5.00%, 5/15/18		11,532	11,828,603
5.875%, 8/02/21		4,933	5,488,209
General Motors Co.
3.50%, 10/02/18		3,880	3,946,852
General Motors Financial Co., Inc.
3.10%, 1/15/19		5,525	5,601,135
3.25%, 5/15/18		436	441,075
4.00%, 1/15/25		1,105	1,111,321
4.30%, 7/13/25		1,405	1,435,067

			40,928,007

Consumer Cyclical - Restaurants - 0.0%
McDonald’s Corp.
5.00%, 2/01/19		25	26,208

Consumer Cyclical - Retailers - 0.0%
CVS Health Corp.
2.25%, 8/12/19		8	8,047
Home Depot, Inc. (The)
2.00%, 6/15/19		5	5,033

			13,080

Consumer Non-Cyclical - 1.6%
Becton Dickinson and Co.
3.734%, 12/15/24		1,826	1,856,677
Biogen, Inc.
4.05%, 9/15/25		7,188	7,600,088
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		62	69,254
Celgene Corp.
2.875%, 8/15/20		7	7,157
Coca-Cola Co. (The)
1.375%, 5/30/19		5	4,979
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (c)		6,479	6,675,767
Laboratory Corp. of America Holdings
2.625%, 2/01/20		8	8,059
3.60%, 2/01/25		2,765	2,802,576
Medtronic, Inc.
3.50%, 3/15/25		9,065	9,424,518

	Principal Amount (000)		U.S. $ Value
Mylan NV
3.95%, 6/15/26	U.S.$	2,049	$2,078,157
Sigma Alimentos SA de CV
4.125%, 5/02/26 (c)		5,260	5,319,175
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		6,352	6,185,260
3.15%, 10/01/26		4,172	3,958,185
Thermo Fisher Scientific, Inc.
2.40%, 2/01/19		8	8,049
Tyson Foods, Inc.
2.65%, 8/15/19		1,788	1,810,511
3.95%, 8/15/24		5,908	6,193,534
4.50%, 6/15/22		7	7,580

			54,009,526

Energy - 2.6%
Cenovus Energy, Inc.
3.00%, 8/15/22		350	335,503
5.70%, 10/15/19		1,637	1,727,641
Ecopetrol SA
5.875%, 5/28/45		2,685	2,464,830
Encana Corp.
3.90%, 11/15/21		3,815	3,893,436
Energy Transfer LP
4.65%, 6/01/21		6	6,328
6.70%, 7/01/18		3,915	4,083,384
7.50%, 7/01/38		7,035	8,567,997
EnLink Midstream Partners LP
5.05%, 4/01/45		5,872	5,558,318
Enterprise Products Operating LLC
3.35%, 3/15/23		11	11,296
5.20%, 9/01/20		2,133	2,315,030
Hess Corp.
4.30%, 4/01/27		5,930	5,807,190
Kinder Morgan Energy Partners LP
3.45%, 2/15/23		7	7,031
Marathon Petroleum Corp.
5.125%, 3/01/21		6	6,493
Nabors Industries, Inc.
5.50%, 1/15/23 (c)		6,604	6,254,318
National Oilwell Varco, Inc.
2.60%, 12/01/22		14	13,515
Noble Energy, Inc.
3.90%, 11/15/24		4,729	4,843,820
8.25%, 3/01/19		10,614	11,624,771
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		6,155	6,001,433
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		1,196	1,240,455
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		4,443	4,728,907
TransCanada PipeLines Ltd.
3.392% (LIBOR 3 Month + 2.21%), 5/15/67 (a)		12,800	12,173,696

	Principal Amount (000)		U.S. $ Value
Williams Partners LP
3.35%, 8/15/22	U.S.$	7	$7,038
4.125%, 11/15/20		4,549	4,748,110

			86,420,540

Other Industrial - 0.0%
Alfa SAB de CV
5.25%, 3/25/24 (c)		1,269	1,367,348

Services - 0.2%
S&P Global, Inc.
4.40%, 2/15/26		6,121	6,573,832
Total System Services, Inc.
3.75%, 6/01/23		1,035	1,073,854

			7,647,686

Technology - 1.1%
Arrow Electronics, Inc.
3.50%, 4/01/22		8	8,164
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (c)		1,666	1,708,450
3.875%, 1/15/27 (c)		3,605	3,701,506
Cisco Systems, Inc.
1.85%, 9/20/21		12	11,855
Dell International LLC/EMC Corp.
5.45%, 6/15/23 (c)		8,505	9,254,375
6.02%, 6/15/26 (c)		1,415	1,561,849
Fidelity National Information Services, Inc.
5.00%, 10/15/25		3	3,324
HP, Inc.
4.65%, 12/09/21		2,372	2,559,578
Intel Corp.
2.45%, 7/29/20		5	5,080
KLA-Tencor Corp.
4.65%, 11/01/24		6,404	6,911,069
Lam Research Corp.
2.80%, 6/15/21		2,639	2,676,342
Microsoft Corp.
1.55%, 8/08/21		12	11,737
Motorola Solutions, Inc.
7.50%, 5/15/25		943	1,124,169
Oracle Corp.
2.25%, 10/08/19		12	12,147
Seagate HDD Cayman
4.75%, 1/01/25		3,629	3,655,673
Western Digital Corp.
7.375%, 4/01/23 (c)		4,780	5,246,050

			38,451,368

Transportation - Railroads - 0.0%
Burlington Northern Santa Fe LLC
3.05%, 9/01/22		6	6,179

Transportation - Services - 0.2%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (c)		4,975	5,082,689

	Principal Amount (000)		U.S. $ Value
Ryder System, Inc.
2.50%, 3/01/18	U.S.$	7	$7,033

			5,089,722

			370,088,244

Financial Institutions - 8.0%
Banking - 6.6%
ABN AMRO Bank NV
4.75%, 7/28/25 (c)		1,171	1,233,168
American Express Co.
2.65%, 12/02/22		17	17,014
American Express Credit Corp.
Series G
2.25%, 8/15/19		7	7,055
Banco Santander SA
3.50%, 4/11/22		5,600	5,728,296
Bank of America Corp.
2.881%, 4/24/23		8,455	8,478,082
3.824%, 1/20/28		8,285	8,435,124
5.00%, 5/13/21		10	10,909
5.625%, 7/01/20		2,100	2,299,332
Series L
5.65%, 5/01/18		5,700	5,878,695
Barclays Bank PLC
Series E
6.625%, 3/30/22 (c)	EUR	1,961	2,778,730
Barclays PLC
3.65%, 3/16/25	U.S.$	1,846	1,838,893
BB&T Corp.
2.05%, 6/19/18		12	12,045
BNP Paribas SA
3.80%, 1/10/24 (c)		2,928	3,043,041
Series E
2.25%, 1/11/27 (c)	EUR	3,037	3,511,963
BPCE SA
5.70%, 10/22/23 (c)	U.S.$	1,991	2,212,877
Capital One Financial Corp.
4.75%, 7/15/21		7	7,549
Citigroup, Inc.
3.875%, 3/26/25		6,580	6,624,284
4.50%, 1/14/22		11	11,805
Compass Bank
2.875%, 6/29/22		8,460	8,424,130
5.50%, 4/01/20		14,784	15,721,897
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,581	1,652,604
4.375%, 8/04/25		6,380	6,685,538
Credit Agricole SA/London
4.125%, 1/10/27 (c)		3,818	3,989,581
Credit Suisse Group Funding Guernsey Ltd.
3.75%, 3/26/25		5,764	5,817,951
3.80%, 6/09/23		7,155	7,367,217
Goldman Sachs Group, Inc. (The)
2.35%, 11/15/21		5,866	5,787,689
3.75%, 5/22/25		2,661	2,719,436
3.85%, 7/08/24		10,315	10,704,391

	Principal Amount (000)		U.S. $ Value
5.25%, 7/27/21	U.S.$	6	$6,580
5.75%, 1/24/22		14	15,760
Series D
6.00%, 6/15/20		6,177	6,816,134
JPMorgan Chase & Co.
3.22%, 3/01/25		8,425	8,448,506
4.50%, 1/24/22		20	21,650
Lloyds Banking Group PLC
4.582%, 12/10/25		1,667	1,727,829
4.65%, 3/24/26		1,678	1,748,208
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		801	836,597
Morgan Stanley
5.625%, 9/23/19		3,033	3,257,897
7.25%, 4/01/32		15	20,447
Series G
3.75%, 2/25/23		8	8,321
5.50%, 7/24/20-7/28/21		3,964	4,325,978
Nationwide Building Society
4.00%, 9/14/26 (c)		8,635	8,547,787
6.25%, 2/25/20 (c)		13,470	14,842,997
PNC Financial Services Group, Inc. (The)
3.30%, 3/08/22		13	13,475
5.125%, 2/08/20		5	5,373
Santander Issuances SAU
3.25%, 4/04/26 (c)	EUR	400	487,333
5.179%, 11/19/25	U.S.$	8,200	8,797,288
Santander UK Group Holdings PLC
2.875%, 8/05/21		6,919	6,927,995
Santander UK PLC
5.00%, 11/07/23 (c)		5,085	5,448,679
State Street Corp.
1.35%, 5/15/18		12	11,988
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		5,142	5,139,686
UBS AG/Stamford CT
7.625%, 8/17/22		5,982	7,028,730
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (c)		4,794	5,018,695
US Bancorp
Series J
5.30%, 4/15/27 (d)		3,485	3,708,946
Wells Fargo & Co.
3.069%, 1/24/23		6,527	6,607,543

			220,819,718

Finance - 0.0%
HSBC Finance Corp.
6.676%, 1/15/21		110	124,100

Insurance - 0.7%
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (c)		4,804	6,874,044
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20		1,034	1,120,484

	Principal Amount (000)		U.S. $ Value
Humana, Inc.
7.20%, 6/15/18	U.S.$	15	$15,754
Lincoln National Corp.
8.75%, 7/01/19		944	1,062,028
MetLife Capital Trust IV
7.875%, 12/15/37 (c)		5,200	6,998,472
MetLife, Inc.
4.75%, 2/08/21		1,570	1,704,580
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (c)		2,058	3,474,089
Prudential Financial, Inc.
4.50%, 11/15/20		15	16,069
XLIT Ltd.
3.25%, 6/29/47	EUR	1,433	1,619,122
6.25%, 5/15/27	U.S.$	5	5,953

			22,890,595

REITS - 0.7%
American Tower Corp.
5.05%, 9/01/20		10,745	11,564,306
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		202	205,795
Trust F/1401
5.25%, 1/30/26 (c)		3,173	3,291,838
Welltower, Inc.
4.00%, 6/01/25		10,111	10,469,132

			25,531,071

			269,365,484

Utility - 0.7%
Electric - 0.7%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		6,760	8,703,365
Dominion Energy, Inc.
Series C
2.00%, 8/15/21		2	1,961
Duke Energy Carolinas LLC
3.90%, 6/15/21		4	4,240
Duke Energy Corp.
1.80%, 9/01/21		6	5,854
Exelon Corp.
5.15%, 12/01/20		2,369	2,546,556
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (c)		7,000	7,542,500
Southern Co. (The)
2.35%, 7/01/21		6	5,942
TECO Finance, Inc.
5.15%, 3/15/20		3,625	3,840,869

			22,651,287

Total Corporates - Investment Grade (cost $635,514,141)			662,105,015

	Principal Amount (000)		U.S. $ Value
ASSET-BACKED SECURITIES - 12.2%
Autos - Fixed Rate - 7.1%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19	U.S.$	4,631	$4,632,324
Ally Master Owner Trust
Series 2012-4, Class A
1.72%, 7/15/19		11,565	11,565,027
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (c)		16,846	17,019,456
Series 2016-1A, Class A
2.99%, 6/20/22 (c)		3,918	3,939,300
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (c)		6,926	6,921,936
California Republic Auto Receivables Trust
Series 2014-2, Class A4
1.57%, 12/16/19		2,238	2,237,298
Series 2015-2, Class A3
1.31%, 8/15/19		1,915	1,914,265
Capital Auto Receivables Asset Trust
Series 2014-1, Class B
2.22%, 1/22/19		1,468	1,469,068
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		5,179	5,174,217
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (c)		4,349	4,356,530
CPS Auto Receivables Trust
Series 2013-B, Class A
1.82%, 9/15/20 (c)		1,243	1,242,732
Series 2016-C, Class E
8.39%, 9/15/23 (c)		4,440	4,805,727
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (c)		2,655	2,649,272
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (c)		3,554	3,553,974
Series 2017-BA, Class A1
1.20%, 4/16/18 (c)		4,359	4,358,802
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (c)		604	603,647
Series 2015-1, Class A2
1.30%, 9/20/20 (c)		3,558	3,555,165
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (c)		3,040	3,241,151
Series 2016-3A, Class A
1.84%, 11/16/20 (c)		2,219	2,212,727
Series 2017-2A, Class A
2.11%, 6/15/21 (c)		5,433	5,429,913

	Principal Amount (000)		U.S. $ Value
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21	U.S.$	8,250	$8,246,949
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (c)		2,228	2,221,099
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (c)		3,030	3,275,830
Series 2016-4, Class A2
1.96%, 2/16/21 (c)		3,415	3,406,535
Series 2016-4, Class D
3.89%, 11/15/22 (c)		3,395	3,419,170
Series 2017-1, Class A
1.93%, 12/15/21 (c)		5,279	5,269,830
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (c)		14,327	14,473,194
Series 2016-1, Class A
2.31%, 8/15/27 (c)		1,899	1,909,181
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		9,202	9,176,714
Series 2016-1, Class A1
1.76%, 2/15/21		4,164	4,163,845
Series 2017-1, Class A1
2.07%, 5/15/22		5,045	5,045,914
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		10,443	10,450,446
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (c)		5,130	5,130,036
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		2,459	2,456,806
Series 2015-1, Class A3
1.41%, 6/15/20		4,567	4,563,450
Hertz Vehicle Financing II LP
Series 2015-1A, Class B
3.52%, 3/25/21 (c)		3,692	3,699,762
Series 2015-2A, Class A
2.02%, 9/25/19 (c)		4,800	4,778,289
Series 2015-2A, Class C
3.95%, 9/25/19 (c)		3,400	3,369,964
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (c)		21,065	20,994,554
Series 2016-1A, Class A
2.32%, 3/25/20 (c)		6,609	6,586,081
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (c)		3,578	3,578,063

	Principal Amount (000)		U.S. $ Value
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18	U.S.$	5,145	$5,143,673
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		1,729	1,729,086
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (c)		8,360	8,395,121
Series 2016-3, Class A2
1.34%, 11/15/19		4,466	4,464,393
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (c)		276	275,695
Series 2016-2A, Class A2
1.57%, 6/17/19 (c)		2,857	2,856,738

			239,962,949

Credit Cards - Fixed Rate - 1.9%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A
2.41%, 7/15/22		10,316	10,445,341
Series 2015-2, Class A
1.56%, 3/15/21		8,187	8,189,491
Series 2015-4, Class A
1.72%, 8/16/21		6,192	6,195,357
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		7,831	7,835,438
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		12,000	12,089,611
Series 2015-3, Class A
1.74%, 9/15/21		9,015	9,022,698
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		4,353	4,353,373
Series 2016-B, Class A
1.44%, 6/15/22		6,744	6,727,135

			64,858,444

Other ABS - Fixed Rate - 1.3%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (c)		1,168	1,168,511
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		6,051	6,053,585
Series 2015-A, Class A4
1.85%, 4/15/21		6,392	6,407,334
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (c)		165	164,972
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (c)		1,473	1,470,429

	Principal Amount (000)		U.S. $ Value
Series 2017-1A, Class A
2.827%, 3/15/24 (c)	U.S.$	3,688	$3,700,936
Series 2017-2A, Class A
2.39%, 7/15/24 (c)		6,519	6,518,986
SBA Tower Trust
3.156%, 10/15/20 (c)		7,996	8,152,242
SoFi Consumer Loan Program LLC
Series 2016-3, Class A
3.05%, 12/26/25 (c)		1,981	1,996,303
Series 2017-1, Class A
3.28%, 1/26/26 (c)		4,732	4,790,108
Series 2017-2, Class A
3.28%, 2/25/26 (c)		4,605	4,664,664

			45,088,070

Autos - Floating Rate - 1.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.659% (LIBOR 1 Month + 0.50%), 7/15/20 (a)(c)		10,554	10,588,509
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
1.517% (LIBOR 1 Month + 0.40%), 4/10/28 (a)(c)		814	813,991
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (a)(c)		9,708	9,707,987
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.562% (LIBOR 1 Month + 0.35%), 7/22/19 (a)(c)		3,500	3,500,197
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.592% (LIBOR 1 Month + 0.38%), 7/20/19 (a)		6,227	6,227,711
Series 2015-1, Class A
1.712% (LIBOR 1 Month + 0.50%), 1/20/20 (a)		10,924	10,943,918

			41,782,313

Credit Cards - Floating Rate - 0.6%
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.509% (LIBOR 1 Month + 0.35%), 8/17/20 (a)		11,732	11,754,291
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.639% (LIBOR 1 Month + 0.48%), 2/15/22 (a)		6,720	6,737,036

			18,491,327

	Principal Amount (000)		U.S. $ Value
Home Equity Loans - Floating Rate - 0.0%
Asset Backed Funding Certificates Trust
Series 2003-WF1, Class A2
2.341% (LIBOR 1 Month + 1.13%), 12/25/32 (a)	U.S.$	859	$842,277
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
Series 2004-1, Class 1A
1.516% (LIBOR 1 Month + 0.30%), 4/25/34 (a)		6	6,228

			848,505

Total Asset-Backed Securities (cost $409,486,063)			411,031,608

COMMERCIAL MORTGAGE-BACKED SECURITIES - 6.3%
Non-Agency Fixed Rate CMBS - 5.2%
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		59	59,307
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (c)		9,720	9,841,595
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (c)		11,325	11,714,163
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.014%, 9/10/45 (c)		5,027	4,627,324
Series 2015-GC27, Class A5
3.137%, 2/10/48		7,490	7,524,186
Series 2016-C1, Class A4
3.209%, 5/10/49		12,141	12,236,864
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class A4
5.868%, 5/15/46		5	4,821
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class E
4.927%, 10/15/45 (c)		3,938	3,401,182
Commercial Mortgage Trust
Series 2013-SFS, Class A1
1.873%, 4/12/35 (c)		3,601	3,545,973
Series 2015-PC1, Class A5
3.902%, 7/10/50		7,135	7,499,452
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		6,101	6,350,508
GS Mortgage Securities Corp. II
Series 2013-KING, Class A
2.706%, 12/10/27 (c)		11,390	11,530,154
GS Mortgage Securities Trust
Series 2013-G1, Class A1
2.059%, 4/10/31 (c)		607	592,481

	Principal Amount (000)		U.S. $ Value
Series 2013-G1, Class A2
3.557%, 4/10/31 (c)	U.S.$	6,804	$6,794,251
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM
5.372%, 5/15/47		2,275	2,273,011
Series 2007-CB19, Class AM
5.977%, 2/12/49		592	593,753
Series 2007-LD12, Class AM
6.264%, 2/15/51		3,159	3,202,770
Series 2007-LDPX, Class A3
5.42%, 1/15/49		5	5,108
Series 2011-C5, Class D
5.588%, 8/15/46 (c)		1,285	1,301,110
Series 2012-C6, Class E
5.299%, 5/15/45 (c)		3,967	3,568,573
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14, Class D
4.721%, 8/15/46 (c)		2,527	2,224,429
Series 2015-C31, Class A3
3.801%, 8/15/48		6,297	6,600,934
Series 2015-C32, Class C
4.818%, 11/15/48		5,623	5,416,003
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		2,335	2,032,456
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (c)		3,559	3,559,951
Series 2015-3, Class A2
2.729%, 4/20/48 (c)		6,401	6,433,716
Series 2016-4, Class A2
2.579%, 3/10/49 (c)		6,295	6,144,532
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		9,948	9,955,739
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		3,478	3,477,962
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		9,507	9,586,837
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		221	220,259
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.619%, 9/15/48		5,778	5,583,989
WF-RBS Commercial Mortgage Trust
Series 2013-C11, Class XA
1.49%, 3/15/45 (c)(e)		88,013	4,239,086
Series 2013-C14, Class A5
3.337%, 6/15/46		5,684	5,860,266
Series 2014-C20, Class A2
3.036%, 5/15/47		6,029	6,145,155

			174,147,900

	Principal Amount (000)		U.S. $ Value
Non-Agency Floating Rate CMBS - 1.1%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.072% (LIBOR 1 Month + 1.90%), 11/15/21 (a)(c)	U.S.$	3,455	$3,457,166
Series 2016-IMC, Class C
5.122% (LIBOR 1 Month + 3.95%), 11/15/21 (a)(c)		2,074	2,081,904
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (a)(c)		2,270	2,282,765
H/2 Asset Funding NRE
Series 2015-1A
2.42% (LIBOR 1 Month + 1.65%), 6/24/49 (a)(f)		3,692	3,692,167
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.859% (LIBOR 1 Month + 1.70%), 7/15/36 (a)(c)		8,990	9,012,551
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.997% (LIBOR 1 Month + 1.87%), 8/15/26 (a)(c)		2,887	2,886,032
Series 2015-XLF2, Class SNMA
3.077% (LIBOR 1 Month + 1.95%), 11/15/26 (a)(c)		3,265	3,239,882
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.222% (LIBOR 1 Month + 1.05%), 4/15/32 (a)(c)		446	445,912
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.347% (LIBOR 1 Month + 1.22%), 11/15/27 (a)(c)		11,121	11,011,596

			38,109,975

Total Commercial Mortgage-Backed Securities (cost $215,132,775)			212,257,875

INFLATION-LINKED SECURITIES - 5.8%
Japan - 1.0%
Japanese Government CPI Linked Bond
Series 2022
0.10%, 3/10/27	JPY	3,517,321	32,812,173

United States - 4.8%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS)	U.S.$	77,907	77,937,674
0.25%, 1/15/25 (TIPS)		34,592	33,970,356
0.375%, 7/15/25 (TIPS)		49,835	49,461,713

			161,369,743

Total Inflation-Linked Securities (cost $196,609,515)			194,181,916

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 5.5%
Risk Share Floating Rate - 3.9%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.716% (LIBOR 1 Month + 6.50%), 4/25/26 (a)(f)	U.S.$	3,236	$3,365,164
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN2, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/23 (a)		8,185	9,136,731
Series 2014-DN2, Class M3
4.816% (LIBOR 1 Month + 3.60%), 4/25/24 (a)		2,091	2,324,085
Series 2014-DN3, Class M3
5.216% (LIBOR 1 Month + 4.00%), 8/25/24 (a)		9,650	10,484,485
Series 2014-DN4, Class M3
5.766% (LIBOR 1 Month + 4.55%), 10/25/24 (a)		2,477	2,729,490
Series 2014-HQ3, Class M3
5.966% (LIBOR 1 Month + 4.75%), 10/25/24 (a)		4,508	4,997,025
Series 2015-DNA1, Class M3
4.516% (LIBOR 1 Month + 3.30%), 10/25/27 (a)		675	748,344
Series 2015-DNA2, Class M2
3.816% (LIBOR 1 Month + 2.60%), 12/25/27 (a)		6,710	6,870,704
Series 2015-HQ1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 3/25/25 (a)		1,286	1,299,561
Series 2015-HQA1, Class M2
3.866% (LIBOR 1 Month + 2.65%), 3/25/28 (a)		7,520	7,709,891
Series 2015-HQA2, Class M2
4.016% (LIBOR 1 Month + 2.80%), 5/25/28 (a)		2,741	2,828,781
Federal National Mortgage Association Connecticut Avenue Securities
Series 2014-C03, Class 1M1
2.416% (LIBOR 1 Month + 1.20%), 7/25/24 (a)		477	478,021
Series 2014-C04, Class 1M2
6.116% (LIBOR 1 Month + 4.90%), 11/25/24 (a)		5,274	6,020,035
Series 2014-C04, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 11/25/24 (a)		3,997	4,506,182

	Principal Amount (000)		U.S. $ Value
Series 2015-C01, Class 1M2
5.516% (LIBOR 1 Month + 4.30%), 2/25/25 (a)	U.S.$	3,623	$3,928,160
Series 2015-C01, Class 2M2
5.766% (LIBOR 1 Month + 4.55%), 2/25/25 (a)		3,822	4,128,544
Series 2015-C02, Class 2M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (a)		3,749	3,995,743
Series 2015-C03, Class 1M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		6,519	7,267,422
Series 2015-C03, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (a)		6,913	7,666,980
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (a)		2,029	2,311,602
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (a)		6,521	7,330,278
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (a)		6,033	7,298,681
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (a)		4,597	5,514,936
Series 2016-C02, Class 1M2
7.216% (LIBOR 1 Month + 6.00%), 9/25/28 (a)		4,864	5,692,166
Series 2016-C03, Class 2M2
7.116% (LIBOR 1 Month + 5.90%), 10/25/28 (a)		4,253	4,952,865
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/24 (a)(f)		1,106	1,206,108
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.466% (LIBOR 1 Month + 5.25%), 11/25/25 (a)(f)		3,994	4,344,304
Series 2015-WF1, Class 2M2
6.716% (LIBOR 1 Month + 5.50%), 11/25/25 (a)(f)		1,154	1,316,421

			130,452,709

Non-Agency Fixed Rate - 1.1%
Alternative Loan Trust
Series 2005-20CB, Class 3A6
5.50%, 7/25/35		763	726,639
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		2,136	1,958,799
Series 2005-65CB, Class 2A6
6.00%, 12/25/35		2,376	2,285,841

	Principal Amount (000)		U.S. $ Value
Series 2006-23CB, Class 1A7
6.00%, 8/25/36	U.S.$	1,039	$1,006,510
Series 2006-24CB, Class A16
5.75%, 6/25/36		4,074	3,367,716
Series 2006-28CB, Class A14
6.25%, 10/25/36		2,580	2,259,669
Series 2006-J1, Class 1A13
5.50%, 2/25/36		1,329	1,205,047
Chase Mortgage Finance Trust
Series 2007-S5, Class 1A17
6.00%, 7/25/37		963	877,424
Citigroup Mortgage Loan Trust, Inc.
Series 2005-2, Class 1A4
3.234%, 5/25/35		2,227	2,225,542
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-10, Class 1A8
6.00%, 5/25/36		2,187	1,847,197
Series 2006-13, Class 1A19
6.25%, 9/25/36		1,393	1,187,812
Series 2007-2, Class A16
6.00%, 3/25/37		2,680	2,343,071
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (c)		4,311	3,532,170
First Horizon Alternative Mortgage Securities Trust
Series 2006-FA3, Class A9
6.00%, 7/25/36		3,223	2,659,698
JP Morgan Mortgage Trust
Series 2007-S3, Class 1A8
6.00%, 8/25/37		1,778	1,554,714
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (c)		5,321	4,628,648
Series 2010-9, Class 7A6
6.00%, 5/26/37 (c)(g)		4,577	3,616,347
Wells Fargo Mortgage Backed Securities Trust
Series 2007-8, Class 2A5
5.75%, 7/25/37		1,041	1,033,118

			38,315,962

Non-Agency Floating Rate - 0.2%
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AR4, Class A2
1.406% (LIBOR 1 Month + 0.19%), 12/25/36 (a)		6,920	4,184,544
HomeBanc Mortgage Trust
Series 2005-1, Class A1
1.466% (LIBOR 1 Month + 0.25%), 3/25/35 (a)		2,543	2,230,257

			6,414,801

	Principal Amount (000)		U.S. $ Value
Agency Fixed Rate - 0.2%
Federal National Mortgage Association Grantor Trust
Series 2004-T5, Class AB4
1.668%, 5/28/35	U.S.$	1,605	$1,433,668
Federal National Mortgage Association REMICs
Series 2015-30, Class EI
5.00%, 5/25/45 (e)		22,060	4,478,683

			5,912,351

Agency Floating Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.324% (6.54% - LIBOR 1 Month), 12/25/41 (a)(h)		13,003	2,842,426

Total Collateralized Mortgage Obligations (cost $174,151,302)			183,938,249

CORPORATES - NON-INVESTMENT GRADE - 2.7%
Industrial - 1.7%
Basic - 0.2%
Anglo American Capital PLC
3.75%, 4/10/22 (c)		200	201,518
NOVA Chemicals Corp.
5.25%, 8/01/23 (c)		3,570	3,670,245
SPCM SA
4.875%, 9/15/25 (c)		3,120	3,182,369

			7,054,132

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		1,340	1,483,420
SFR Group SA
5.375%, 5/15/22 (c)	EUR	712	848,203
Ziggo Secured Finance BV
5.50%, 1/15/27 (c)	U.S.$	1,732	1,780,219

			4,111,842

Communications - Telecommunications - 0.5%
CenturyLink, Inc.
Series Y
7.50%, 4/01/24		2,289	2,510,186
Sprint Capital Corp.
6.90%, 5/01/19		10,125	10,810,260
Wind Acquisition Finance SA
4.75%, 7/15/20 (c)		3,440	3,476,499

			16,796,945

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (c)	U.S.$	964	$965,504
Allison Transmission, Inc.
5.00%, 10/01/24 (c)		1,377	1,413,917

			2,379,421

Consumer Cyclical - Other - 0.3%
International Game Technology PLC
6.25%, 2/15/22 (c)		3,615	3,951,521
6.50%, 2/15/25 (c)		4,910	5,414,650
KB Home
4.75%, 5/15/19		3,146	3,242,519

			12,608,690

Consumer Cyclical - Retailers - 0.1%
Hanesbrands, Inc.
4.625%, 5/15/24 (c)		2,092	2,126,497

Consumer Non-Cyclical - 0.1%
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (c)		857	880,927
4.875%, 11/01/26 (c)		857	887,432
Valeant Pharmaceuticals International, Inc.
6.125%, 4/15/25 (c)		3,920	3,323,494

			5,091,853

Energy - 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		3,212	2,085,327
SM Energy Co.
6.50%, 1/01/23		359	342,769

			2,428,096

Technology - 0.1%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (c)		1,962	2,157,396

Transportation - Services - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (c)		2,909	2,751,070

			57,505,942

Financial Institutions - 1.0%
Banking - 0.8%
Bank of America Corp.
Series Z
6.50%, 10/23/24 (d)		2,288	2,548,512
Barclays Bank PLC
6.86%, 6/15/32 (c)(d)		1,250	1,457,425
Credit Suisse Group AG
7.50%, 12/11/23 (c)(d)		1,557	1,747,234
Intesa Sanpaolo SpA
5.017%, 6/26/24 (c)		6,729	6,833,569
Series E
3.928%, 9/15/26 (c)	EUR	954	1,152,067

	Principal Amount (000)		U.S. $ Value
Lloyds Banking Group PLC
7.50%, 6/27/24 (d)	U.S.$	3,734	$4,102,845
Royal Bank of Scotland Group PLC
8.625%, 8/15/21 (d)		3,756	4,092,613
Series U
7.64%, 9/30/17 (d)		2,900	2,780,723
Standard Chartered PLC
2.68% (LIBOR 3 Month + 1.51%), 1/30/27 (a)(c)(d)		300	255,138
7.50%, 4/02/22 (c)(d)		1,882	2,014,200
7.75%, 4/02/23 (c)(d)		822	885,458

			27,869,784

Finance - 0.2%
Navient Corp.
6.625%, 7/26/21		4,130	4,437,272
7.25%, 1/25/22		875	956,217

			5,393,489

			33,263,273

Total Corporates - Non-Investment Grade (cost $86,499,015)			90,769,215

AGENCIES - 2.3%
Agency Debentures - 2.3%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $72,640,102)		81,666	77,337,702

EMERGING MARKETS - TREASURIES - 1.0%
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27 (cost $31,561,139)	BRL	117,970	35,243,896

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (c)	U.S.$	4,673	1,682,280
7.125%, 6/26/42 (c)		1,770	712,425

			2,394,705

Communications - Telecommunications - 0.1%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (c)		3,181	3,280,406

	Principal Amount (000)		U.S. $ Value
Consumer Non-Cyclical - 0.1%
Marfrig Holdings Europe BV
8.00%, 6/08/23 (c)	U.S.$	3,590	$3,652,825
Minerva Luxembourg SA
6.50%, 9/20/26 (c)		1,148	1,117,865

			4,770,690

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		3,795	3,913,765
Ultrapar International SA
5.25%, 10/06/26 (c)		3,456	3,451,680

			7,365,445

Total Emerging Markets - Corporate Bonds (cost $20,588,506)			17,811,246

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.4%
United States - 0.4%
State of California
Series 2010
7.625%, 3/01/40 (cost $8,652,176)		8,520	13,016,430

QUASI-SOVEREIGNS - 0.3%
Quasi-Sovereign Bonds - 0.3%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (c)		2,510	2,723,350

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		6,985	7,068,820

Total Quasi-Sovereigns (cost $9,481,544)			9,792,170

GOVERNMENTS - SOVEREIGN BONDS - 0.2%
Qatar - 0.2%
Qatar Government International Bond
2.375%, 6/02/21 (c)
(cost $6,993,747)		7,054	6,877,650

	Shares
COMMON STOCKS - 0.1%
Financials - 0.1%
Insurance - 0.1%
Mt. Logan Re Ltd. (Preference Shares)(i)(j) (cost $2,813,000)		2,813	2,905,300

	Principal Amount (000)		U.S. $ Value
EMERGING MARKETS - SOVEREIGNS - 0.1%
Egypt - 0.1%
Egypt Government International Bond 6.125%, 1/31/22 (c) (cost $2,046,000)	U.S.$	2,046	$2,089,477

SHORT-TERM INVESTMENTS - 14.3%
Governments - Treasuries - 6.6%
Japan - 6.6%
Japan Treasury Discount Bill
Series 673
Zero Coupon, 7/03/17	JPY	12,740,000	113,269,615
Series 687
Zero Coupon, 12/11/17		12,152,000	108,103,172

Total Governments - Treasuries (cost $225,579,813)			221,372,787

Agency Discount Note - 6.2%
Federal Home Loan Bank
Zero Coupon, 7/05/17-11/10/17 (cost $208,948,340)	U.S.$	209,425	208,948,340

Commercial Paper - 1.5%
Bank of Tokyo-Mitsubishi UFJ Ltd.
Series CP
Zero Coupon, 8/11/17 (cost $49,938,250)		50,000	49,938,250

Total Short-Term Investments (cost $484,466,403)			480,259,377

Total Investments - 113.1% (cost $3,756,636,523)(k)			3,801,452,577
Other assets less liabilities - (13.1)%(l)			(439,305,034)

Net Assets - 100.0%			$3,362,147,543

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	141	September 2017	$30,522,267	$30,471,422	$(50,845)
U.S. T-Note 5 Yr (CBT) Futures	3,198	September 2017	377,795,802	376,839,330	(956,472)
U.S. T-Note 10 Yr (CBT) Futures	1,854	September 2017	233,217,289	232,734,938	(482,351)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
U.S. Ultra Bond (CBT) Futures	1,690	September 2017	$274,832,309	$280,328,750	$5,496,441
Sold Contracts
Euro-BOBL Futures	2,220	September 2017	337,137,847	333,934,865	3,202,982
Japan 10 Yr Bond (OSE) Futures	25	September 2017	33,432,037	33,365,192	66,845

					$7,276,600

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	46,854	USD	35,380	7/10/17	$(629,343)
Australia and New Zealand Banking Group Ltd.	USD	10,021	NZD	14,040	7/10/17	266,843
Bank of America, NA	JPY	14,600,000	USD	131,585	7/14/17	1,728,106
Bank of America, NA	KRW	13,724,104	USD	12,185	7/27/17	196,534
Bank of America, NA	USD	3,703	MYR	15,796	8/18/17	(38,724)
Barclays Bank PLC	USD	8,465	CNY	57,732	8/16/17	30,282
Barclays Bank PLC	INR	658,952	USD	10,153	8/22/17	9,969
Citibank, NA	BRL	84,159	USD	25,439	7/05/17	36,091
Citibank, NA	USD	21,364	BRL	71,141	7/05/17	110,271
Citibank, NA	USD	3,941	BRL	13,018	7/05/17	(11,181)
Citibank, NA	TWD	361,642	USD	11,941	7/28/17	43,306
Citibank, NA	BRL	71,141	USD	21,237	8/02/17	(110,533)
Citibank, NA	USD	4,804	MYR	20,465	8/18/17	(56,926)
Citibank, NA	USD	20,143	INR	1,303,198	8/21/17	(81,458)
Citibank, NA	INR	638,337	USD	9,829	8/22/17	3,978
Credit Suisse International	USD	13,379	NOK	112,893	7/14/17	146,292
Credit Suisse International	USD	12,705	CAD	16,785	8/24/17	249,311
Deutsche Bank AG	BRL	67,455	USD	20,372	7/05/17	10,454
Deutsche Bank AG	USD	20,390	BRL	67,455	7/05/17	(28,928)
Goldman Sachs Bank USA	BRL	16,704	USD	5,063	7/05/17	21,244
Goldman Sachs Bank USA	USD	5,049	BRL	16,704	7/05/17	(7,163)
Goldman Sachs Bank USA	NZD	15,406	USD	10,719	7/10/17	(569,012)
Goldman Sachs Bank USA	USD	8,383	AUD	11,035	7/10/17	98,343
Goldman Sachs Bank USA	GBP	8,161	USD	10,550	7/21/17	(85,288)
Goldman Sachs Bank USA	TWD	373,538	USD	12,437	8/16/17	150,141
HSBC Bank USA	SEK	149,771	USD	16,921	7/14/17	(865,860)
HSBC Bank USA	CAD	33,208	USD	25,059	8/24/17	(570,742)
JPMorgan Chase Bank, NA	USD	16,923	SEK	147,026	7/14/17	537,090
JPMorgan Chase Bank, NA	GBP	5,807	USD	7,405	7/21/17	(162,083)
JPMorgan Chase Bank, NA	USD	8,362	TRY	29,753	8/18/17	(14,480)
JPMorgan Chase Bank, NA	USD	12,464	TWD	374,534	9/20/17	(141,875)
Morgan Stanley & Co., Inc.	JPY	14,400,000	USD	131,846	7/14/17	3,768,488
Royal Bank of Scotland PLC	EUR	7,983	USD	8,496	7/13/17	(625,016)
Royal Bank of Scotland PLC	USD	10,978	EUR	9,734	7/13/17	144,439
State Street Bank & Trust Co.	EUR	1,044	USD	1,195	7/13/17	2,216
State Street Bank & Trust Co.	EUR	3,198	USD	3,571	7/13/17	(83,902)
State Street Bank & Trust Co.	USD	2,015	EUR	1,884	7/13/17	137,875

						$3,608,759

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	MXN	135,002	6/22/20	4 Week TIIE	6.770%	$5,078
Morgan Stanley & Co., LLC/(CME Group)	JPY	16,348,540	3/31/22	0.099%	6 Month LIBOR	351
Morgan Stanley & Co., LLC/(CME Group)	SEK	284,090	3/31/22	3 Month STIBOR	0.341%	(35,635)
Morgan Stanley & Co., LLC/(CME Group)	NZD	114,760	3/31/22	3 Month BKBM	2.936%	968,945
Morgan Stanley & Co., LLC/(CME Group)		$56,670	9/22/26	1.558%	3 Month LIBOR	3,107,510
Morgan Stanley & Co., LLC/(CME Group)		11,350	12/21/26	3 Month LIBOR	2.497%	233,095
Morgan Stanley & Co., LLC/(CME Group)		38,210	4/26/27	2.287%	3 Month LIBOR	(96,259)
Morgan Stanley & Co., LLC/(CME Group)	MXN	49,194	6/14/27	7.090%	4 Week TIIE	14,151
Morgan Stanley & Co., LLC/(LCH Group)		$9,015	11/08/26	1.657%	3 Month LIBOR	442,116
Morgan Stanley & Co., LLC/(LCH Group)		11,410	11/09/26	1.672%	3 Month LIBOR	545,279

						$5,184,631

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)%	0.72%	$4,718	$(402,210)	$(113,901)	$(288,309)
Sprint Communications, Inc., 8.375%, 8/15/17, 6/20/19*	(5.00)	0.72	5,407	(460,947)	(135,350)	(325,597)
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	19,805	269,403	254,718	14,685

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)%	0.69%	$2,757	$37,580	$37,912	$(332)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	5,939	81,035	79,505	1,530
CDX-CMBX.NA.AAA Series 9, 9/17/58*	(0.50)	0.69	2,970	40,524	39,759	765
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,955	(227,693)	(280,576)	52,883
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,870	(217,169)	(262,152)	44,983
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,375	(159,683)	(117,864)	(41,819)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,776	(206,253)	(155,474)	(50,779)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	3,438	(399,266)	(346,728)	(52,538)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	2,160	(250,848)	(135,978)	(114,870)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	6,266	(727,692)	(537,117)	(190,575)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	5,023	(583,338)	(343,478)	(239,860)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	8,500	(987,133)	(621,206)	(365,927)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63*	2.00	2.66	7,805	(247,071)	(161,388)	(85,683)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,727	(200,850)	(230,033)	29,183
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,496	(173,985)	(199,264)	25,279
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	3,315	(384,982)	(400,812)	15,830
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	3,315	(384,982)	(400,655)	15,673
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	345	(40,066)	(42,748)	2,682
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	2,455	(285,107)	(279,565)	(5,542)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	4,853	(563,595)	(421,944)	(141,651)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	4,586	(532,587)	(347,776)	(184,811)
Goldman Sachs International
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	2,418	(280,810)	(347,850)	67,040
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	5,342	(620,384)	(650,180)	29,796
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	640	(74,325)	(79,907)	5,582
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,647	(191,272)	(185,481)	(5,791)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.74	1,997	(231,919)	(148,854)	(83,065)

				$(8,405,625)	$(6,534,387)	$(1,871,238)

*	Termination date
**	Principal amount less than 500.
(a)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(b)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $560,134,659 or 16.7% of net assets.
(d)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(e)	IO - Interest Only.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.42% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.716%, 4/25/26	4/29/16	$3,235,503	$3,365,164	0.10%
H/2 Asset Funding NRE Series 2015-1A 2.42%, 6/24/49	6/19/15	3,692,167	3,692,167	0.11%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.466%, 11/25/24	11/06/15	1,092,483	1,206,108	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.466%, 11/25/25	9/28/15	3,994,211	4,344,304	0.13%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.716%, 11/25/25	9/28/15	1,154,225	1,316,421	0.04%

(g)	Variable rate coupon, rate shown as of June 30, 2017.
(h)	Inverse interest only security.
(i)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(j)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	$2,813,000	$2,905,300	0.09%

(k)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $71,364,491 and gross unrealized depreciation of investments was $(26,548,437), resulting in net unrealized appreciation of $44,816,054.
(l)	An amount of U.S.$5,482,453 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CNY	-	Chinese Yuan Renminbi
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
CPI	-	Consumer Price Index
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Intermediate Duration Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Mortgage Pass-Throughs	$	– 0	–	$727,174,158	$	– 0	–	$727,174,158
Governments - Treasuries		– 0	–	674,661,293		– 0	–	674,661,293
Corporates - Investment Grade		– 0	–	662,105,015		– 0	–	662,105,015
Asset-Backed Securities		– 0	–	378,889,434		32,142,174		411,031,608
Commercial Mortgage-Backed Securities		– 0	–	166,429,241		45,828,634		212,257,875
Inflation-Linked Securities		– 0	–	194,181,916		– 0	–	194,181,916
Collateralized Mortgage Obligations		– 0	–	182,504,581		1,433,668		183,938,249
Corporates - Non-Investment Grade		– 0	–	90,769,215		– 0	–	90,769,215

Investments in Securities:	Level 1		Level 2		Level 3		Total
Agencies	– 0	–	77,337,702		– 0	–	77,337,702
Emerging Markets - Treasuries	– 0	–	35,243,896		– 0	–	35,243,896
Emerging Markets - Corporate Bonds	– 0	–	17,811,246		– 0	–	17,811,246
Local Governments - US Municipal Bonds	– 0	–	13,016,430		– 0	–	13,016,430
Quasi-Sovereigns	– 0	–	9,792,170		– 0	–	9,792,170
Governments - Sovereign Bonds	– 0	–	6,877,650		– 0	–	6,877,650
Common Stocks	– 0	–	– 0	–	2,905,300		2,905,300
Emerging Markets - Sovereigns	– 0	–	2,089,477		– 0	–	2,089,477
Short-Term Investments:
Governments - Treasuries	– 0	–	221,372,787		– 0	–	221,372,787
Agency Discount Note	– 0	–	208,948,340		– 0	–	208,948,340
Commercial Paper	– 0	–	49,938,250		– 0	–	49,938,250

Total Investments in Securities	– 0	–	3,719,142,801		82,309,776		3,801,452,577
Other Financial Instruments (a):
Assets:
Futures	8,766,268		– 0	–	– 0	–	8,766,268
Forward Currency Exchange Contracts	– 0	–	7,691,273		– 0	–	7,691,273
Centrally Cleared Interest Rate Swaps	– 0	–	5,316,525		– 0	–	5,316,525
Credit Default Swaps	– 0	–	305,911		– 0	–	305,911
Liabilities:
Futures	(1,489,668)		– 0	–	– 0	–	(1,489,668)
Forward Currency Exchange Contracts	– 0	–	(4,082,514)		– 0	–	(4,082,514)
Centrally Cleared Interest Rate Swaps	– 0	–	(131,894)		– 0	–	(131,894)
Credit Default Swaps	– 0	–	(2,177,149)		– 0	–	(2,177,149)

Total (b)	$7,276,600		$3,726,064,953		$82,309,776		$3,815,651,329

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Asset-Backed Securities	Commercial Mortgage-Backed Securities	Collateralized Mortgage Obligations
Balance as of 9/30/16	$17,272,990	$91,692,074	$4,560,823
Accrued discounts/(premiums)	202	(21,132)	– 0	–
Realized gain (loss)	138,050	(2,815,589)	– 0	–
Change in unrealized appreciation/depreciation	154,641	400,604	13,773
Purchases/Payups	23,907,836	4,375,186	– 0	–
Sales/Paydowns	(9,331,545)	(51,537,651)	(1,293,774)
Transfers in to Level 3	– 0	–	3,735,142	1,416,660
Transfers out of Level 3	– 0	–	– 0	–	(3,263,814)

Balance as of 6/30/17	$32,142,174	$45,828,634	$1,433,668

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$230,345	$(657,225)	$17,008

Common Stocks	Total
Balance as of 9/30/16	$4,661,884	$118,187,771
Accrued discounts/(premiums)	– 0	–	(20,930)
Realized gain (loss)	– 0	–	(2,677,539)
Change in unrealized appreciation/depreciation	(81,584)	487,434
Purchases/Payups	– 0	–	28,283,022
Sales/Paydowns	(1,675,000)	(63,837,970)
Transfers in to Level 3	– 0	–	5,151,802
Transfers out of Level 3	– 0	–	(3,263,814)

Balance as of 6/30/17	$2,905,300	$82,309,776	(a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(81,584)	$(491,456)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced i) by third party vendors or ii) at net asset value.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein

Short Duration Plus Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - INVESTMENT GRADE - 24.4%
Financial Institutions - 16.4%
Banking - 15.6%
ABN AMRO Bank NV
2.50%, 10/30/18 (a)	U.S.$	1,249	$1,258,717
American Express Credit Corp.
2.125%, 3/18/19		684	686,948
Banco Santander SA
3.50%, 4/11/22		200	204,582
Bank of America NA
1.65%, 3/26/18		860	860,611
Bank of Montreal
1.35%, 8/28/18		1,109	1,104,486
Barclays PLC
2.00%, 3/16/18		880	881,012
BB&T Corp.
2.25%, 2/01/19		834	839,613
BNP Paribas SA
2.375%, 9/14/17-5/21/20		2,172	2,181,579
Capital One NA/Mclean VA
1.85%, 9/13/19		1,000	991,310
Citigroup, Inc.
1.892% (LIBOR 3 Month + 0.70%),
11/24/17 (b)		827	828,530
2.05%, 6/07/19		717	717,359
Compass Bank
1.85%, 9/29/17		950	950,230
Credit Agricole SA/London
3.00%, 10/01/17 (a)		1,167	1,170,326
Danske Bank A/S
1.65%, 9/06/19 (a)		1,000	990,830
Deutsche Bank AG
Series G
2.85%, 5/10/19		717	724,593
Goldman Sachs Group, Inc. (The)
2.313% (LIBOR 3 Month + 1.16%),
4/23/20 (b)		730	742,045
HSBC USA, Inc.
1.70%, 3/05/18		737	737,228
Huntington National Bank (The)
2.20%, 11/06/18		940	942,764
2.375%, 3/10/20		650	652,925
ING Bank NV
2.50%, 10/01/19 (a)		1,000	1,006,806
ING Groep NV
3.15%, 3/29/22		589	600,150
JPMorgan Chase & Co.
1.712% (LIBOR 3 Month + 0.51%), 3/01/18 (b)		747	748,345
2.295%, 8/15/21		474	471,232
KeyBank NA/Cleveland OH
1.70%, 6/01/18		1,270	1,271,473
Manufacturers & Traders Trust Co.
2.30%, 1/30/19		950	956,850

	Principal Amount (000)		U.S. $ Value
Mizuho Bank Ltd.
1.746% (LIBOR 3 Month + 0.45%),
9/25/17 (a) (b)	U.S.$	1,613	$1,614,210
Morgan Stanley
1.875%, 1/05/18		716	716,723
5.625%, 9/23/19		740	794,871
Nordea Bank AB
2.375%, 4/04/19 (a)		975	982,634
PNC Bank NA
1.80%, 11/05/18		940	940,949
Royal Bank of Canada
Series G
1.80%, 7/30/18		825	825,982
Santander UK Group Holdings PLC
2.875%, 8/05/21		800	801,040
Societe Generale SA
2.75%, 10/12/17		1,220	1,223,867
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		1,039	1,038,532
Svenska Handelsbanken AB
1.50%, 9/06/19		995	985,060
UBS AG/Stamford CT
1.80%, 3/26/18		1,372	1,374,127
US Bank NA/Cincinnati OH
1.40%, 4/26/19		870	864,876
1.45%, 1/29/18		1,000	1,000,390
1.652% (LIBOR 3 Month + 0.48%),
10/28/19 (b)		714	719,376
Wells Fargo & Co.
2.125%, 4/22/19		1,190	1,195,533
3.069%, 1/24/23		554	560,836
Westpac Banking Corp.
1.60%, 8/19/19		292	289,568
1.65%, 5/13/19		1,150	1,143,778

			39,592,896

Insurance - 0.8%
MetLife, Inc.
1.756%, 12/15/17		1,060	1,061,283
Pricoa Global Funding I
1.45%, 9/13/19 (a)		834	823,024
Principal Life Global Funding II
1.50%, 4/18/19 (a)		197	195,475

			2,079,782

			41,672,678

Industrial - 7.4%
Basic - 0.5%
Dow Chemical Co. (The)
8.55%, 5/15/19		584	654,103
Lubrizol Corp. (The)
8.875%, 2/01/19		616	679,350

			1,333,453

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.4%
Caterpillar Financial Services Corp.
1.931%, 10/01/21	U.S.$	272	$266,905
2.10%, 1/10/20		729	731,063

			997,968

Communications - Media - 0.3%
NBCUniversal Media LLC
5.15%, 4/30/20		734	799,186

Communications - Telecommunications - 0.9%
America Movil SAB de CV
5.00%, 3/30/20		620	666,329
AT&T, Inc.
1.40%, 12/01/17		1,696	1,694,830

			2,361,159

Consumer Cyclical - Automotive - 2.1%
American Honda Finance Corp.
1.20%, 7/12/19		988	977,478
Daimler Finance North America LLC
1.50%, 7/05/19 (a)		1,125	1,114,447
General Motors Financial Co., Inc.
3.10%, 1/15/19		800	811,024
3.15%, 1/15/20		667	677,799
Harley-Davidson Financial Services, Inc.
2.25%, 1/15/19 (a)		930	932,688
Hyundai Capital Services, Inc.
1.625%, 8/30/19 (a)		830	813,692

			5,327,128

Consumer Cyclical - Retailers - 0.1%
Lowe’s Cos., Inc.
1.15%, 4/15/19		228	225,595

Consumer Non-Cyclical - 1.2%
Anheuser-Busch InBev Finance, Inc.
1.90%, 2/01/19		688	689,521
Celgene Corp.
2.125%, 8/15/18		794	796,993
Kroger Co. (The)
6.15%, 1/15/20		609	665,205
Molson Coors Brewing Co.
2.25%, 3/15/20 (a)		267	267,192
Mylan NV
2.50%, 6/07/19		709	714,764

			3,133,675

Energy - 0.8%
Schlumberger Holdings Corp.
2.35%, 12/21/18 (a)		1,234	1,240,096
Williams Partners LP
4.125%, 11/15/20		742	774,477

			2,014,573

	Principal Amount (000)		U.S. $ Value
Services - 0.5%
eBay, Inc.
2.50%, 3/09/18	U.S.$	359	$360,993
Visa, Inc.
2.20%, 12/14/20		984	991,783

			1,352,776

Technology - 0.6%
Microsoft Corp.
1.10%, 8/08/19		700	692,216
QUALCOMM, Inc.
1.40%, 5/18/18		670	669,779

			1,361,995

			18,907,508

Utility - 0.6%
Electric - 0.6%
Dominion Energy, Inc.
Series B
1.60%, 8/15/19		704	697,960
Georgia Power Co.
1.95%, 12/01/18		775	775,783

			1,473,743

Total Corporates - Investment Grade (cost $62,105,153)			62,053,929

GOVERNMENTS - TREASURIES - 23.7%
United States - 23.7%
U.S. Treasury Notes
0.75%, 1/31/18		1,631	1,627,022
0.875%, 11/30/17 (c)		3,784	3,779,861
0.875%, 9/15/19		5,706	5,638,836
1.125%, 1/31/19		4,013	3,998,578
1.25%, 12/31/18-6/30/19		27,082	27,016,807
1.375%, 2/15/20-1/31/21		7,289	7,252,475
1.625%, 3/15/20		11,000	11,036,094

Total Governments - Treasuries (cost $60,426,767)			60,349,673

ASSET-BACKED SECURITIES - 17.3%
Autos - Fixed Rate - 9.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		389	389,059
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		916	916,112
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		474	473,208
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A
2.10%, 3/20/19 (a)		913	914,677
Series 2013-2A, Class A

	Principal Amount (000)		U.S. $ Value
2.97%, 2/20/20 (a)	U.S.$	1,533	$1,548,785
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (a)		580	579,337
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		150	150,040
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		1,299	1,297,800
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (a)		545	546,263
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (a)		412	411,443
Drive Auto Receivables Trust
Series 2016-CA, Class A3
1.67%, 11/15/19 (a)		445	444,997
Series 2017-AA, Class A3
1.77%, 1/15/20 (a)		609	608,408
Series 2017-BA, Class A1
1.20%, 4/16/18 (a)		440	440,051
Enterprise Fleet Financing LLC
Series 2014-2, Class A2
1.05%, 3/20/20 (a)		95	94,945
Series 2015-1, Class A2
1.30%, 9/20/20 (a)		289	289,036
Exeter Automobile Receivables Trust
Series 2016-3A, Class A
1.84%, 11/16/20 (a)		186	185,375
Series 2017-2A, Class A
2.11%, 6/15/21 (a)		419	418,401
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		699	698,741
Flagship Credit Auto Trust
Series 2016-3, Class A1
1.61%, 12/15/19 (a)		379	378,834
Series 2016-4, Class A2
1.96%, 2/16/21 (a)		870	867,843
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (a)		1,062	1,072,837
Series 2016-1, Class A
2.31%, 8/15/27 (a)		607	610,254
Ford Credit Floorplan Master Owner Trust
Series 2016-1, Class A1
1.76%, 2/15/21		489	488,982
Series 2017-1, Class A1
2.07%, 5/15/22		660	660,120
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		753	753,744

	Principal Amount (000)		U.S. $ Value
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (a)	U.S.$	469	$468,809
Series 2016-1, Class A1
1.96%, 5/17/21 (a)		711	712,483
Harley-Davidson Motorcycle Trust
Series 2014-1, Class A3
1.10%, 9/15/19		386	385,877
Series 2015-1, Class A3
1.41%, 6/15/20		385	384,982
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (a)		546	542,904
Series 2015-2A, Class A
2.02%, 9/25/19 (a)		470	467,874
Hertz Vehicle Financing LLC
Series 2013-1A, Class A2
1.83%, 8/25/19 (a)		784	781,378
Series 2016-1A, Class A
2.32%, 3/25/20 (a)		566	564,037
Honda Auto Receivables Owner Trust
Series 2015-4, Class A3
1.23%, 9/23/19		685	683,488
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (a)		320	319,942
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		387	386,766
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		128	127,646
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (a)		850	853,571
Series 2016-3, Class A2
1.34%, 11/15/19		377	376,925
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		64	63,939
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A2
1.40%, 7/22/19 (a)		439	438,960
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (a)		21	20,569
1.57%, 6/17/19 (a)		240	240,077
Wheels SPV 2 LLC
Series 2016-1A, Class A3
1.87%, 5/20/25 (a)		841	836,141

			23,895,660

Credit Cards - Fixed Rate - 2.4%
Barclays Dryrock Issuance Trust
Series 2014-3, Class A

	Principal Amount (000)		U.S. $ Value
2.41%, 7/15/22	U.S.$	1,050	$1,063,165
Series 2015-2, Class A
1.56%, 3/15/21		534	534,162
Series 2015-4, Class A
1.72%, 8/16/21		523	523,284
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		995	1,002,430
Series 2015-3, Class A
1.74%, 9/15/21		650	650,555
Series 2016-1, Class A
2.04%, 3/15/22		684	686,641
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		509	509,044
Series 2016-B, Class A
1.44%, 6/15/22		1,015	1,012,462

			5,981,743

Other ABS - Fixed Rate - 2.3%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (a)		106	106,272
CNH Equipment Trust
Series 2013-D, Class A4
1.37%, 10/15/20		1,950	1,950,030
Series 2014-B, Class A4
1.61%, 5/17/21		1,084	1,084,406
Series 2015-A, Class A4
1.85%, 4/15/21		546	546,793
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (a)		148	147,940
Series 2017-1A, Class A
2.827%, 3/15/24 (a)		360	361,487
Series 2017-2A, Class A
2.39%, 7/15/24 (a)		446	445,999
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (a)		263	265,134
Series 2016-3, Class A
3.05%, 12/26/25 (a)		379	382,380
Series 2017-2, Class A
3.28%, 2/25/26 (a)		454	459,486

			5,749,927

Credit Cards - Floating Rate - 1.9%
Chase Issuance Trust
Series 2013-A6, Class A6
1.579% (LIBOR 1 Month + 0.42%), 7/15/20 (b)		1,991	1,997,174
Discover Card Execution Note Trust
Series 2014-A1, Class A1
1.589% (LIBOR 1 Month + 0.43%), 7/15/21 (b)		895	896,781

	Principal Amount (000)		U.S. $ Value
Series 2015-A1, Class A1
1.509% (LIBOR 1 Month + 0.35%), 8/17/20 (b)	U.S.$	836	$837,588
World Financial Network Credit Card
Master Trust
Series 2015-A, Class A
1.639% (LIBOR 1 Month + 0.48%), 2/15/22 (b)		1,123	1,125,847

			4,857,390

Autos - Floating Rate - 1.3%
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.729% (LIBOR 1 Month + 0.57%), 1/15/22 (b)		836	843,170
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
1.517% (LIBOR 1 Month + 0.40%), 4/10/28 (a) (b)		133	133,332
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (a) (b)		798	797,999
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.562% (LIBOR 1 Month + 0.35%), 7/22/19 (a) (b)		250	250,014
Wells Fargo Dealer Floorplan Master Note Trust
Series 2014-1, Class A
1.592% (LIBOR 1 Month + 0.38%), 7/20/19 (b)		513	513,059
Series 2015-1, Class A
1.712% (LIBOR 1 Month + 0.50%), 1/20/20 (b)		879	880,603

			3,418,177

Home Equity Loans - Fixed Rate - 0.0%
Nationstar NIM Ltd.
Series 2007-A, Class A
9.79%, 3/25/37 (d) (e)		11	0

Total Asset-Backed Securities (cost $43,841,384)			43,902,897

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.4%
Risk Share Floating Rate - 3.8%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2A
5.716% (LIBOR 1 Month + 4.50%), 4/25/26 (b) (e)		182	183,173
Federal Home Loan Mortgage Corp. Structured
Agency Credit Risk Debt Notes
Series 2014-HQ2, Class M1

	Principal Amount (000)		U.S. $ Value
2.666% (LIBOR 1 Month + 1.45%), 9/25/24 (b)	U.S.$	54	$53,819
Series 2015-DNA3, Class M2
4.066% (LIBOR 1 Month + 2.85%), 4/25/28 (b)		910	942,764
Series 2015-HQ2, Class M2
3.166% (LIBOR 1 Month + 1.95%), 5/25/25 (b)		800	815,131
Series 2015-HQA1, Class M2
3.866% (LIBOR 1 Month + 2.65%), 3/25/28 (b)		734	752,625
Series 2016-DNA2, Class M1
2.466% (LIBOR 1 Month + 1.25%), 10/25/28 (b)		373	374,406
Series 2016-DNA3, Class M1
2.316% (LIBOR 1 Month + 1.10%), 12/25/28 (b)		271	271,921
Series 2016-DNA4, Class M1
2.016% (LIBOR 1 Month + 0.80%), 3/25/29 (b)		298	298,356
Series 2016-HQA1, Class M1
2.966% (LIBOR 1 Month + 1.75%), 9/25/28 (b)		405	407,463
Series 2016-HQA2, Class M2
3.466% (LIBOR 1 Month + 2.25%), 11/25/28 (b)		542	556,885
Series 2017-DNA1, Class M1
2.416% (LIBOR 1 Month + 1.20%), 7/25/29 (b)		312	315,669
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2013-C01, Class M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/23 (b)		140	141,931
Series 2014-C01, Class M1
2.816% (LIBOR 1 Month + 1.60%), 1/25/24 (b)		481	485,716
Series 2014-C02, Class 1M1
2.166% (LIBOR 1 Month + 0.95%), 5/25/24 (b)		460	461,642
Series 2014-C02, Class 2M1
2.166% (LIBOR 1 Month + 0.95%), 5/25/24 (b)		189	189,599
Series 2016-C02, Class 1M1
3.366% (LIBOR 1 Month + 2.15%), 9/25/28 (b)		459	465,196
Series 2016-C03, Class 1M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/28 (b)		896	911,732
Series 2016-C03, Class 2M1
3.416% (LIBOR 1 Month + 2.20%), 10/25/28 (b)		357	361,481
Series 2016-C04, Class 1M1

	Principal Amount (000)		U.S. $ Value
2.666% (LIBOR 1 Month + 1.45%), 1/25/29 (b)	U.S.$	252	$254,809
Series 2016-C05, Class 2M1
2.566% (LIBOR 1 Month + 1.35%), 1/25/29 (b)		223	224,845
Series 2016-C06, Class 1M1
2.516% (LIBOR 1 Month + 1.30%), 4/25/29 (b)		768	777,704
Series 2017-C01, Class 1M1
2.516% (LIBOR 1 Month + 1.30%), 7/25/29 (b)		368	372,198
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M1
3.966% (LIBOR 1 Month + 2.75%), 11/25/25 (a) (b)		59	59,651
Series 2015-WF1, Class 2M1
4.066% (LIBOR 1 Month + 2.85%), 11/25/25 (b) (e)		116	117,562

			9,796,278

Agency Floating Rate - 2.3%
Federal Home Loan Mortgage Corp. REMICs
Series 4248, Class QF
1.659% (LIBOR 1 Month + 0.50%), 6/15/39 (b)		830	833,684
Series 4286, Class VF
1.609% (LIBOR 1 Month + 0.45%), 12/15/43 (b)		839	840,129
Federal National Mortgage Association REMICs
Series 2013-57, Class FN
1.566% (LIBOR 1 Month + 0.35%), 6/25/43 (b)		789	786,871
Series 2014-49, Class AF
1.315% (LIBOR 1 Month + 0.32%), 8/25/44 (b)		1,367	1,363,456
NCUA Guaranteed Notes Trust
Series 2010-R3, Class 1A
1.644% (LIBOR 1 Month + 0.56%), 12/08/20 (b)		2,077	2,088,340

			5,912,480

Agency Fixed Rate - 2.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3948, Class DA
3.00%, 12/15/24		1,181	1,198,798
Series 4029, Class NE
2.50%, 3/15/41		1,617	1,627,236
Federal National Mortgage Association REMICs
Series 2010-9, Class EA
3.50%, 1/25/24		341	344,807
Series 2014-54, Class LA
3.00%, 2/25/44		558	565,191
Series 2015-72, Class PC

	Principal Amount (000)		U.S. $ Value
3.00%, 10/25/43	U.S.$	1,344	$1,368,079

			5,104,111

Non-Agency Floating Rate - 0.3%
Mortgage Equity Conversion Asset Trust
Series 2007-FF2, Class A
1.50% (H15T 1 Year + 0.47%), 2/25/42 (a) (b)		778	647,381

Total Collateralized Mortgage Obligations (cost $21,509,654)			21,460,250

COMMERCIAL MORTGAGE-BACKED SECURITIES - 8.1%
Non-Agency Fixed Rate CMBS - 6.6%
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.942%, 4/10/46 (f)		14,099	693,107
Series 2015-GC29, Class A2
2.674%, 4/10/48		854	864,403
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		669	670,571
Series 2013-LC6, Class XA
1.804%, 1/10/46 (f)		1,564	75,902
Series 2014-CR16, Class A2
3.042%, 4/10/47		1,068	1,086,262
Series 2014-CR19, Class A2
2.965%, 8/10/47		1,300	1,321,562
Credit Suisse Commercial Mortgage Trust
Series 2007-C4, Class A4
6.253%, 9/15/39		94	93,530
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.731%, 2/10/46 (f)		9,662	650,373
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2010-C2, Class D
5.724%, 11/15/43 (a)		546	569,728
Series 2013-C13, Class A2
2.665%, 1/15/46		1,249	1,261,259
Series 2013-C16, Class A2
3.07%, 12/15/46		1,258	1,272,656
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class A2
2.977%, 11/15/45		1,067	1,078,375
Series 2014-C22, Class XA
1.087%, 9/15/47 (f)		11,559	582,272
Series 2015-C28, Class A2
2.773%, 10/15/48		1,042	1,059,515
Series 2015-C29, Class A2
2.921%, 5/15/48		500	510,271
LSTAR Commercial Mortgage Trust
Series 2014-2, Class A2
2.767%, 1/20/41 (a)		311	311,263
Series 2016-4, Class A2
2.579%, 3/10/49 (a)		587	572,896

	Principal Amount (000)		U.S. $ Value
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A2
3.119%, 8/15/47	U.S.$	910	$929,685
Series 2015-C23, Class A2
2.982%, 7/15/50		775	790,654
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		335	334,996
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A
1 0.779%, 3/10/46		149	148,412
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		17	17,161
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A2
2.632%, 5/15/48		464	469,948
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class C
5.392%, 2/15/44 (a)		516	551,392
Series 2012-C10, Class XA
1.794%, 12/15/45 (a) (f)		1,282	85,487
Series 2012-C6, Class XA
2.282%, 4/15/45 (a) (f)		711	54,138
Series 2014-C24, Class A2
2.863%, 11/15/47		750	763,675

			16,819,493

Non-Agency Floating Rate CMBS - 0.9%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.072% (LIBOR 1 Month + 1.90%), 11/15/21 (a) (b)		724	724,354
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.859% (LIBOR 1 Month + 1.70%), 7/15/36 (a) (b)		470	471,179
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.222% (LIBOR 1 Month + 1.05%), 4/15/32 (a) (b)		48	48,368
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.347% (LIBOR 1 Month + 1.22%), 11/15/27 (a) (b)		969	959,450

			2,203,351

Agency CMBS - 0.6%
Federal Home Loan Mortgage Corp.
Multifamily Structured Pass Through Certificates
Series K033, Class A1
2.871%, 2/25/23		1,498	1,538,629

	Principal Amount (000)		U.S. $ Value
Government National Mortgage Association
Series 2006-51, Class IO
0.957%, 8/16/46 (f)	U.S.$	471	$2,921

			1,541,550

Total Commercial Mortgage-Backed Securities (cost $20,717,919)			20,564,394

INFLATION-LINKED SECURITIES - 7.0%
United States - 7.0%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20(TIPS)		13,564	13,569,877
1.125%, 1/15/21(TIPS)		4,051	4,204,866

Total Inflation-Linked Securities (cost $17,935,191)			17,774,743

MORTGAGE PASS-THROUGHS - 1.5%
Agency ARMs - 0.0%
Federal National Mortgage Association
Series 2007
2.685% (LIBOR 6 Month + 1.42%), 1/01/37 (b)		4	4,255

Agency Fixed Rate 15-Year - 0.4%
Federal Home Loan Mortgage Corp. Gold
6.50%, 3/01/26		472	509,081
5.00%, 7/01/25		322	340,672
Federal National Mortgage Association
6.00%, 12/01/21		3	3,671

			853,424

Agency Fixed Rate 30-Year - 1.1%
Federal National Mortgage Association
Series 2010
5.00%, 2/01/40		1,747	1,940,997
Government National Mortgage Association
5.00%, 10/15/39		714	796,424
Series 2002
7.50%, 3/15/32		83	100,589

			2,838,010

Total Mortgage Pass-Throughs (cost $3,646,934)			3,695,689

COVERED BONDS - 0.6%
DNB Boligkreditt AS
1.45%, 3/21/18 (a) (cost $1,554,480)		1,555	1,553,523

	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 8.4%
Governments - Treasuries - 8.4%
Japan - 8.4%
Japan Treasury Discount Bill
Series 673
Zero Coupon, 7/03/17	JPY 790,000	$7,023,783
Series 687
Zero Coupon, 12/11/17	1,600,000	14,233,466

Total Governments - Treasuries (cost $21,687,906)		21,257,249

Total Investments - 99.4% (cost $253,425,388) (g)		252,612,347
Other assets less liabilities - 0.6% (h)		1,583,948

Net Assets - 100.0%		$254,196,295

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
U.S. T-Note 2 Yr (CBT) Futures	375	September 2017	$81,165,770	$81,041,016	$(124,754)
Sold Contracts
U.S. T-Note 10 Yr (CBT) Futures	14	September 2017	1,760,485	1,757,438	3,047

					$(121,707)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	JPY	1,547,000	USD	13,943	7/14/17	$183,108
Morgan Stanley Capital Services, Inc.	JPY	880,000	USD	8,057	7/14/17	230,297

						$413,405

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	ImpliedCredit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International
CDX-CMBX.NA.AAA Series 9, 9/17/58 *	(0.50)%	0.69%	$1,564	$21,275	$20,115	$1,160
Sale Contracts
Credit Suisse International
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	132	(15,330)	(11,315)	(4,015)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	168	(19,510)	(14,707)	(4,803)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	330	(38,324)	(33,281)	(5,043)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	209	(24,272)	(13,157)	(11,115)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	607	(70,493)	(52,032)	(18,461)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	504	(58,531)	(34,464)	(24,067)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	860	(99,874)	(62,851)	(37,023)
Deutsche Bank AG
CDX-CMBX.NA.A Series 6, 5/11/63 *	2.00	2.66	800	(25,324)	(16,542)	(8,782)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	499	(57,951)	(43,386)	(14,565)
CDX-CMBX.NA.BBB Series 6, 5/11/63 *	3.00	5.74	445	(51,679)	(33,746)	(17,933)

				$(440,013)	$(295,366)	$(144,647)

*	Termination date

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $38,027,221 or 15.0% of net assets.
(b)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(c)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(d)	Fair valued by the Adviser.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.12% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2A 5.716%, 4/25/26	4/29/16	$182,366	$183,173	0.07%
Nationstar NIM Ltd. Series 2007-A, Class A 9.79%, 3/25/37	4/04/07	11,004	0	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M1 4.066%, 11/25/25	9/28/15	116,133	117,562	0.05%

(f)	IO - Interest Only.
(g)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $456,752 and gross unrealized depreciation of investments was $(1,269,793), resulting in net unrealized depreciation of $(813,041).
(h)	An amount of U.S. $169,508 has been segregated to collateralize margin requirements for the open futures contracts at June 30, 2017.

Currency Abbreviations:

JPY	-	Japanese Yen
USD	-	United States Dollar

Glossary:

ABS	-	Asset-Backed Securities
ARMs	-	Adjustable Rate Mortgages
BA	-	Banker’s Acceptance
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CMBS	-	Commercial Mortgage-Backed Securities
H15T	-	U.S. Treasury Yield Curve Rate T Note Constant Maturity
LIBOR	-	London Interbank Offered Rates
NCUA	-	National Credit Union Administration
REMICs	-	Real Estate Mortgage Investment Conduits
TIPS	-	Treasury Inflation Protected Security

Sanford C. Bernstein Fund, Inc.

Short Duration Plus Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3			Total
Assets:
Corporates - Investment Grade	$	– 0	–	$62,053,929		$	– 0	–	$62,053,929
Governments - Treasuries		– 0	–	60,349,673			– 0	–	60,349,673
Asset-Backed Securities		– 0	–	41,840,471			2,062,426	(a)	43,902,897
Collateralized Mortgage Obligations		– 0	–	21,460,250			– 0	–	21,460,250
Commercial Mortgage-Backed Securities		– 0	–	19,108,278			1,456,116		20,564,394
Inflation-Linked Securities		– 0	–	17,774,743			– 0	–	17,774,743
Mortgage Pass-Throughs		– 0	–	3,695,689			– 0	–	3,695,689
Covered Bonds		– 0	–	1,553,523			– 0	–	1,553,523
Short-Term Investments		– 0	–	21,257,249			– 0	–	21,257,249

Total Investments in Securities		– 0	–	249,093,805			3,518,542		252,612,347
Other Financial Instruments (b):
Assets:
Futures		3,047		– 0	–		– 0	–	3,047
Forward Currency Exchange Contracts		– 0	–	413,405			– 0	–	413,405
Credit Default Swaps		– 0	–	1,160			– 0	–	1,160
Liabilities:
Futures		(124,754)		– 0	–		– 0	–	(124,754)
Credit Default Swaps		– 0	–	(145,807)			– 0	–	(145,807)

Total (c)		$(121,707)		$249,362,563			$3,518,542		$252,759,398

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Investment Grade			Asset-Backed Securities(a)		Commercial Mortgage-Backed Securities
Balance as of 9/30/16		$325,485		$1,238,740		$2,426,863
Accrued discounts/(premiums)		(53)		46		(1,777)
Realized gain (loss)		– 0	–	10,902		(60,604)
Change in unrealized appreciation/depreciation		1,155		4,543		15,911
Purchases/Payup		– 0	–	1,906,117		673,453
Sales/Paydown		(326,587)		(1,097,922)		(1,597,730)
Transfers in to Level 3		– 0	–	– 0	–	– 0	–
Transfers out of Level 3		– 0	–	– 0	–	– 0	–

Balance as of 6/30/17	$	– 0	–	$2,062,426		$1,456,116

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$10,724		$(25,533)

	Collateralized Mortgage Obligations			Total
Balance as of 9/30/16		$416,078		$4,407,166
Accrued discounts/(premiums)		– 0	–	(1,784)
Realized gain (loss)		– 0	–	(49,702)
Change in unrealized appreciation/depreciation		– 0	–	21,609
Purchases/Payup		– 0	–	2,579,570
Sales/Paydown		– 0	–	(3,022,239)
Transfers in to Level 3		– 0	–	0
Transfers out of Level 3		(416,078)		(416,078)

Balance as of 6/30/17	$	– 0	–	$3,518,542	(b	)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$(14,809)

(a)	The Portfolio held securities with zero market value at period end.
(b)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.8%
Long-Term Municipal Bonds - 91.5%
Arizona - 7.5%
City of Phoenix Civic Improvement Corp.
Series 2009A
5.00%, 7/01/17	$2,300	$2,300,000
Series 2014B
5.00%, 7/01/18	2,155	2,240,683
Series 2016
5.00%, 7/01/20	2,500	2,774,725
Gilbert Water Resource Municipal Property Corp.
Series 2016
5.00%, 7/01/18	1,745	1,814,730
Town of Gilbert AZ
Series 2017
5.00%, 7/01/19	4,575	4,922,700

		14,052,838

California - 2.0%
County of Ventura CA
Series 2016
2.00%, 7/01/17	3,805	3,805,000

Colorado - 0.4%
Centerra Metropolitan District No 1
Series 2017
2.70%, 12/01/19	705	711,141

Connecticut - 5.1%
Connecticut State Health & Educational Facility Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	3,000	3,331,530
State of Connecticut
Series 2016A
5.00%, 3/15/19	5,935	6,290,863

		9,622,393

Delaware - 0.8%
State of Delaware
Series 2014B
5.00%, 7/01/18	1,365	1,419,545

District of Columbia - 2.3%
Washington Metropolitan Area Transit Authority
Series 2016A
5.00%, 7/01/18	4,265	4,431,975

Florida - 2.7%
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(b)(c)	55	17,050
Series 2010A-1
6.125%, 5/01/35	30	30,035
Series 2010A-2
6.125%, 5/01/35	60	60,070
Parkway Center Community Development District
Series 2004B

	Principal Amount (000)	U.S. $ Value
7.00%, 5/01/23	$50	$51,017
Seacoast Utility Authority
Series 2016A
5.00%, 3/01/20	1,880	2,066,477
State of Florida Lottery Revenue
Series 2012A
5.00%, 7/01/17	2,850	2,850,000

		5,074,649

Georgia - 2.5%
State of Georgia
Series 2009I
5.00%, 7/01/18	4,445	4,622,622

Illinois - 2.0%
State of Illinois
Series 2007B
5.25%, 1/01/18	3,725	3,777,783

Kentucky - 0.6%
Kentucky Asset Liability Commission (Commonwealth of Kentucky Fed Hwy Grant)
Series 2015A
5.00%, 9/01/23	1,000	1,176,010

Louisiana - 1.5%
Louisiana Public Facilities Authority (Tulane University)
Series 2016A
5.00%, 12/15/19	2,515	2,732,195
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (b)(c)(d)	670	130,650

		2,862,845

Maryland - 2.8%
State of Maryland
Series 2014A
5.00%, 3/01/19	1,075	1,144,746
State of Maryland Department of Transportation
Series 2015B
5.00%, 2/15/18	4,000	4,099,000

		5,243,746

Massachusetts - 6.0%
Commonwealth of Massachusetts
Series 2012
5.00%, 6/01/18	3,535	3,664,664
Massachusetts Clean Water Trust (The)
Series 2014
5.00%, 8/01/17	7,700	7,722,407

		11,387,071

	Principal Amount (000)	U.S. $ Value
Michigan - 3.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2006D
1.369% (LIBOR 3 Month + 0.60%), 7/01/32 (e)	$1,530	$1,327,657
Michigan Finance Authority (City of Detroit MI)
Series 2016C
5.00%, 4/01/20	2,690	2,905,254
Michigan Finance Authority (Detroit City School District)
Series 2015A
5.00%, 5/01/18	2,560	2,637,338

		6,870,249

Minnesota - 1.2%
Minnesota Public Facilities Authority (Minnesota Public Facilities Authority SRF)
Series 2016A
5.00%, 3/01/19	2,130	2,268,194

Nebraska - 2.5%
City of Lincoln NE Electric System Revenue
Series 2016
5.00%, 9/01/18	1,400	1,463,014
Lancaster County School District 001
Series 2016
5.00%, 1/15/20	2,955	3,236,552

		4,699,566

Nevada - 0.7%
Las Vegas Valley Water District
Series 2015A
4.00%, 6/01/18	1,305	1,340,809

New Jersey - 4.5%
New Jersey Economic Development Authority
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	1,720	1,918,196
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/20	190	202,405
Series 2015X
5.00%, 6/15/19	3,000	3,140,070
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/17	2,100	2,116,254
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/19	1,000	1,046,690

		8,423,615

	Principal Amount (000)	U.S. $ Value
New York - 0.7%
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/18	$1,335	$1,377,293

North Carolina - 2.1%
State of North Carolina
Series 2013E
5.00%, 5/01/18	1,710	1,767,097
Series 2014A
5.00%, 6/01/18	2,160	2,239,229

		4,006,326

Ohio - 1.9%
State of Ohio Major New State Infrastructure Project
Series 20082008-1
5.50%, 6/15/20 (Pre-refunded/ETM)	2,500	2,606,125
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 20121-GARVEE
5.00%, 12/15/17	1,000	1,018,200

		3,624,325

Oregon - 7.6%
City of Portland OR Sewer System Revenue
Series 2016B
5.00%, 6/15/19	5,540	5,952,785
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017A
5.00%, 11/15/19	1,200	1,308,348
Series 2017B
5.00%, 11/15/19	6,500	7,086,885

		14,348,018

Pennsylvania - 4.8%
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	6,090	6,444,287
Philadelphia Authority for Industrial Development (LLPCS Foundation)
Series 2005A
4.60%, 7/01/15 (a)(b)(c)	65	650
Philadelphia Gas Works Co.
Series 2015
4.00%, 8/01/18	2,485	2,560,842

		9,005,779

Texas - 14.8%
Austin Community College District Public Facility Corp.
Series 2015

	Principal Amount (000)	U.S. $ Value
3.00%, 8/01/17	$1,100	$1,101,628
City of Fort Worth TX Water & Sewer System Revenue
Series 2017A
5.00%, 2/15/18	3,855	3,949,447
Cypress-Fairbanks Independent School District
Series 2016
5.00%, 2/15/20	4,000	4,385,880
Fort Worth Independent School District
Series 2016
5.00%, 2/15/20	5,385	5,904,491
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015B-2
3.875%, 11/15/20	1,000	1,000,700
Tarrant Regional Water District
Series 2015
5.00%, 3/01/18	2,760	2,833,085
Texas Public Finance Authority (Texas Public Finance Authority State Lease)
Series 2015D
4.00%, 2/01/18	1,290	1,312,214
Texas Transportation Commission State Highway Fund
Series 2015
4.00%, 10/01/18	2,500	2,591,575
5.00%, 10/01/23	2,150	2,579,333
University of Houston
Series 2017A
5.00%, 2/15/20	2,065	2,265,326

		27,923,679

Virginia - 1.4%
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2016A
5.00%, 8/01/19	2,440	2,632,077

Washington - 7.1%
Energy Northwest (Bonneville Power Administration)
Series 2010A
5.00%, 7/01/18	3,875	4,027,869
Series 2011A
5.00%, 7/01/18	1,335	1,387,666
King County School District No 45 Bellevue
Series 2015
5.00%, 12/01/18	1,225	1,292,718
King County School District No 415 Kent
Series 2017
5.00%, 12/01/20	4,530	5,082,886
State of Washington
Series 2017D
5.00%, 2/01/20	1,380	1,512,646

		13,303,785

	Principal Amount (000)	U.S. $ Value
West Virginia - 1.2%
State of West Virginia
Series 2015A
5.00%, 6/01/18	$2,180	$2,259,570

Wisconsin - 1.2%
State of Wisconsin
Series 2011A
5.00%, 5/01/18	2,175	2,247,058

Total Long-Term Municipal Bonds (cost $173,223,611)		172,517,961

Short-Term Municipal Notes - 10.3%
Idaho - 5.0%
State of Idaho
Series 2017
4.00%, 6/29/18 (f)	9,300	9,578,814

Mississippi - 3.2%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010H
1.00%, 11/01/35 (g)	6,000	6,000,000

Virginia - 2.1%
Virginia Commonwealth Transportation Board
Series 2017
5.00%, 5/15/18 (f)	2,000	2,068,400
Series 2017B
5.00%, 5/15/18	1,810	1,873,133

		3,941,533

Total Short-Term Municipal Notes (cost $19,524,810)		19,520,347

Total Municipal Obligations (cost $192,748,421)		192,038,308

	Shares
SHORT-TERM INVESTMENTS - 3.0%
Time Deposit - 3.0%
State Street Time Deposit 0.09%, 7/03/17 (cost $5,648,920)	5,649	5,648,920

Total Investments - 104.8% (cost $198,397,341) (h)		197,687,228
Other assets less liabilities - (4.8)%		(9,078,604)

Net Assets - 100.0%		$188,608,624

(a)	Defaulted matured security.
(b)	Non-income producing security.
(c)	Illiquid security.
(d)	Defaulted.
(e)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.

(f)	When-Issued or delayed delivery security.
(g)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(h)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $350,487 and gross unrealized depreciation of investments was $(1,060,600), resulting in net unrealized depreciation of $(710,113).

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 0.7% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
ETM	-	Escrowed to Maturity
GARVEE	-	Grant Anticipation Revenue Vehicle
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$171,517,348		$1,000,613		$172,517,961
Short-Term Municipal Notes		– 0	–	19,520,347		– 0	–	19,520,347
Short-Term Investments		– 0	–	5,648,920		– 0	–	5,648,920

Total Investments in Securities		– 0	–	196,686,615		1,000,613		197,687,228
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$196,686,615		$1,000,613		$197,687,228

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$1,471,678		$1,471,678
Accrued discounts/(premiums)	(4,471)		(4,471)
Realized gain (loss)	(403,091)		(403,091)
Change in unrealized appreciation/depreciation	413,407		413,407
Purchases	705,000		705,000
Sales	(1,181,910)		(1,181,910)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$1,000,613		$1,000,613

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$1,332		$1,332

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Intermediate California Municipal Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.3%
Long-Term Municipal Bonds - 93.3%
California - 83.7%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/20-4/01/22	$2,000	$2,251,090
Anaheim Public Financing Authority (City of Anaheim CA Lease)
Series 2014A
5.00%, 5/01/21-5/01/24	4,050	4,724,495
Bay Area Toll Authority
Series 2009F-1
5.00%, 4/01/22 (Pre-refunded/ETM)	14,975	16,005,879
Series 2012
5.00%, 4/01/24-4/01/25	13,845	16,108,745
Bay Area Water Supply & Conservation Agency
Series 2013A
5.00%, 10/01/25	4,710	5,547,485
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	12,420	12,922,513
5.00%, 7/01/20 (Pre-refunded/ETM)	22,500	24,256,125
California Educational Facilities Authority (Claremont Mckenna College)
Series 2015A
5.00%, 1/01/27	1,300	1,599,585
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/28	1,545	1,852,702
California Health Facilities Financing Authority (Cedars-Sinai Medical Center)
Series 2015
5.00%, 11/15/27-11/15/29	19,500	23,444,960
California Health Facilities Financing Authority (Children’s Hospital Los Angeles)
Series 2017A
5.00%, 8/15/32	1,215	1,395,780
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	7,370	8,659,234
California Infrastructure & Economic Development Bank
Series 2016
4.00%, 10/01/18	2,460	2,553,185
5.00%, 10/01/21	3,925	4,535,651
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	20,650	23,632,892

	Principal Amount (000)	U.S. $ Value
California Infrastructure & Economic Development Bank (California Infrastructure & Economic Development Bank SRF)
Series 2017
5.00%, 10/01/24	$5,000	$6,160,950
California Infrastructure & Economic Development Bank (Segerstrom Center for the Arts)
Series 2016
5.00%, 7/01/26	2,370	2,878,223
Series 2016B
5.00%, 7/01/23	8,145	9,557,180
California Municipal Finance Authority (Rocketship Education)
Series 2015A
4.25%, 3/01/28 (a)	1,900	1,928,728
California Pollution Control Financing Authority (Poseidon Resources Channelside LP)
Series 2012
5.00%, 7/01/27 (a)	4,000	4,406,840
California School Finance Authority (Launchpad Development Obligated Group)
Series 2016A
5.00%, 6/01/31 (a)	1,000	1,045,560
California Special Districts Association Finance Corp. COP
AGM Series 1996Z
5.50%, 8/01/17 (Pre-refunded/ETM)	65	65,212
California State Public Works Board
Series 2009E
5.00%, 4/01/21 (Pre-refunded/ETM)	5,890	6,295,468
5.00%, 4/01/22 (Pre-refunded/ETM)	4,935	5,274,725
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	1,545	1,789,543
California State Public Works Board (California State Public Works Board Lease)
Series 2014A
5.00%, 9/01/30	11,220	13,142,547
Series 2014B
5.00%, 10/01/29	4,445	5,237,410
AMBAC Series 1993A
5.00%, 12/01/19	1,715	1,807,541
California State University
Series 2010A
5.00%, 11/01/24	1,490	1,642,978
Series 2011A
5.25%, 11/01/26	5,500	6,361,905
Series 2012A
5.00%, 11/01/26	10,930	12,799,249
Series 2014A
5.00%, 11/01/28	16,650	19,934,712
Central Coast Water Authority
Series 2016
5.00%, 10/01/18-10/01/20	3,485	3,816,761
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/21-9/01/24	7,405	8,679,946
City of Hayward CA COP
Series 2015
5.00%, 11/01/20-11/01/23	9,255	10,706,180

	Principal Amount (000)	U.S. $ Value
City of Industry CA
Series 2009
5.00%, 7/01/17	$3,655	$3,655,000
City of Long Beach CA Harbor Revenue
Series 2010A
5.00%, 5/15/22-5/15/25	16,895	18,672,829
Series 2010B
5.00%, 5/15/21	6,500	7,191,925
Series 2015A
4.00%, 5/15/18	2,145	2,197,981
City of Los Angeles CA Wastewater System Revenue
Series 2012C
5.00%, 6/01/23	2,765	3,235,022
Series 2017A
5.00%, 6/01/30	4,800	5,894,064
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/23-5/15/24	15,955	17,220,514
Series 2010A
5.00%, 5/15/23-5/15/25	25,915	28,686,876
Series 2010D
5.00%, 5/15/23	5,000	5,536,700
City of Riverside CA Sewer Revenue
Series 2015A
5.00%, 8/01/27-8/01/30	5,320	6,311,147
City of Roseville CA
Series 2017A
5.00%, 9/01/28-9/01/30	2,305	2,642,357
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/31	1,170	1,201,052
City of San Francisco CA Public Utilities Commission Wastewater Revenue
Series 2013B
5.00%, 10/01/25	4,000	4,676,000
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2009A
5.00%, 11/01/28 (Pre-refunded/ETM)	2,000	2,178,600
Series 2011A
5.00%, 11/01/25	11,320	13,058,073
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/25	3,600	4,252,320
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/22	3,000	3,502,470
Series 2017A
5.00%, 3/01/30	1,250	1,530,925
Cotati-Rohnert Park Unified School District
AGM Series 2015B
5.00%, 8/01/21	3,000	3,427,020

	Principal Amount (000)	U.S. $ Value
County of San Diego CA (Sanford Burnham Prebys Medical Discovery Institute)
Series 2015A
5.00%, 11/01/21	$1,725	$1,957,979
Desert Sands Unified School District
Series 2015
5.00%, 8/01/21	1,680	1,928,472
Dublin Unified School District
Series 2016A
5.00%, 8/01/18	2,845	2,964,803
Elk Grove Unified School District
Series 2017
5.00%, 8/01/18	5,635	5,882,151
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/27	1,000	1,099,370
Golden State Tobacco Securitization Corp.
Series 2017A
4.00%, 6/01/18	5,720	5,869,063
5.00%, 6/01/19-6/01/20	11,585	12,440,878
Grossmont-Cuyamaca Community College District
AGC Series 2008
5.25%, 8/01/17	1,150	1,153,542
Lake Elsinore Public Financing Authority
Series 2015
5.00%, 9/01/21-9/01/23	1,675	1,894,624
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/23	4,025	4,617,440
Long Beach Unified School District
Series 2009A
5.00%, 8/01/18	9,845	10,276,802
Series 2010A
5.00%, 8/01/25	1,000	1,108,420
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25	5,000	6,113,300
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2010A
5.00%, 7/01/21	2,000	2,219,160
Los Angeles Department of Water & Power PWR
Series 2013A
5.00%, 7/01/21	1,505	1,730,750
Series 2014B
5.00%, 7/01/27	2,190	2,611,290
Series 2014C
5.00%, 7/01/26	11,725	14,220,549
Los Angeles Department of Water & Power WTR
Series 2012C
5.00%, 7/01/23	1,540	1,809,346
Los Angeles Unified School District/CA
Series 2014C
5.00%, 7/01/27	10,365	12,435,305
Series 2015A
5.00%, 7/01/19	11,585	12,479,710
Series 2016A
5.00%, 7/01/24-7/01/27	35,000	42,926,451

	Principal Amount (000)	U.S. $ Value
Mammoth Unified School District/CA
NATL Series 1998
Zero Coupon, 8/01/21-8/01/22	$2,100	$1,926,302
Metropolitan Water District of Southern California
Series 1993
5.75%, 8/10/18	4,600	4,713,206
Series 1993A
5.75%, 7/01/21	1,775	1,966,221
5.75%, 7/01/21 (Pre-refunded/ETM)	710	833,860
Series 2017B
5.00%, 8/01/20 (b)	5,000	5,561,900
Municipal Improvement Corp. of Los Angeles (Municipal Improvement Corp. of Los Angeles Lease)
Series 2016B
5.00%, 11/01/19	2,875	3,128,259
Natomas Unified School District
BAM Series 2014
5.00%, 8/01/22-8/01/23	4,950	5,824,671
Northern California Power Agency
Series 2012A
5.00%, 7/01/25-7/01/27	3,980	4,558,144
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/23	1,575	1,882,535
Series 2016
5.00%, 8/01/27	2,405	2,953,677
Orange County Sanitation District COP
Series 2009A
5.00%, 2/01/18-2/01/19	9,155	9,541,281
5.00%, 2/01/20 (Pre-refunded/ETM)	1,890	2,008,333
Palm Desert Redevelopment Agency Successor Agency
BAM Series 2017A
5.00%, 10/01/24	1,000	1,219,200
Palo Alto Unified School District
Series 2016
4.00%, 8/01/18	1,750	1,808,170
Palomar Health
Series 2016
3.00%, 11/01/17	1,000	1,003,140
4.00%, 11/01/19	625	648,850
Peralta Community College District
Series 2014A
5.00%, 8/01/28	1,820	2,169,003
Pittsburg Successor Agency Redevelopment Agency
AGM Series 2016A
5.00%, 9/01/27	2,750	3,279,485
Port of Los Angeles
Series 2011B
5.00%, 8/01/23	2,500	2,852,650
Series 2014A
5.00%, 8/01/26-8/01/27	2,565	3,042,649
Port of Oakland
Series 2012P
5.00%, 5/01/22-5/01/25	16,945	19,285,756
Series 2017E
5.00%, 11/01/19 (b)	3,910	4,234,334

	Principal Amount (000)	U.S. $ Value
Series 2017F
5.00%, 11/01/18 (b)	$5,000	$5,239,650
NATL Series 2007C
5.00%, 11/01/18	1,900	1,924,947
Riverside County Public Financing Authority (Riverside County Public Financing Authority Lease)
Series 2015
5.00%, 11/01/28	3,395	4,048,537
Romoland School District
Series 2015
5.00%, 9/01/23	955	1,070,316
Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	1,405	1,501,875
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/24	4,945	5,622,514
Sacramento County Sanitation Districts Financing Authority
AMBAC Series 2001
5.50%, 12/01/21	1,175	1,383,845
Sacramento Municipal Utility District
Series 2012Y
5.00%, 8/15/25	4,555	5,338,551
Sacramento Regional Transit District
Series 2012
5.00%, 3/01/24 (Pre-refunded/ETM)	370	413,856
5.00%, 3/01/24	630	695,791
San Diego County Water Authority COP
AGM Series 2008A
5.00%, 5/01/19	1,460	1,506,662
5.00%, 5/01/24 (Pre-refunded/ETM)	4,860	5,022,275
San Diego County Water Authority Financing Corp.
Series 2015
5.00%, 5/01/21	1,000	1,142,240
Series 2016S
5.00%, 5/01/21	10,665	12,123,972
AGM Series 2008A
5.00%, 5/01/19 (Pre-refunded/ETM)	1,335	1,379,576
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/18	20,615	21,344,977
5.00%, 5/15/21 (Pre-refunded/ETM)	14,905	15,999,772
Series 2015
5.00%, 5/15/22	4,785	5,598,641
San Diego Public Facilities Financing Authority Water Revenue
Series 2016B
5.00%, 8/01/18-8/01/19	5,940	6,378,950
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011S
5.00%, 5/01/25 (Pre-refunded/ETM)	855	976,786
5.00%, 5/01/25	2,145	2,440,624

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2011
5.25%, 5/01/18	$4,655	$4,814,806
Series 2011C
5.00%, 5/01/21	3,900	4,415,658
Series 2016S
5.00%, 5/01/26	3,810	4,768,329
San Francisco City & County Redevelopment Agency (Mission Bay South Public Imp)
Series 2013A
5.00%, 8/01/19-8/01/24	3,855	4,263,847
San Francisco City & County Redevelopment Agency (Successor Agency to the Redev of San Francisco - Mission Bay South)
Series 2016B
5.00%, 8/01/26	1,070	1,310,172
San Francisco Community College District
Series 2015
5.00%, 6/15/19	9,305	10,000,177
San Joaquin Delta Community College District
Series 2015A
5.00%, 8/01/20-8/01/22	3,685	4,193,724
Santa Rosa City Schools
Series 2013
5.00%, 8/01/17	4,255	4,266,999
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01)
Series 2016
5.00%, 9/01/29-9/01/30	2,365	2,639,140
Simi Valley Unified School District
Series 2017
5.00%, 8/01/18-8/01/19	2,375	2,529,190
South Placer Wastewater Authority/CA
Series 2011C
5.00%, 11/01/19-11/01/20	5,520	6,069,516
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/22-7/01/25	12,235	13,433,105
Series 2014A
5.00%, 7/01/30	1,000	1,186,810
Southwestern Community College District
Series 2015
5.00%, 8/01/20-8/01/25	14,850	17,831,020
State of California
Series 2013
5.00%, 10/01/20-9/01/28	29,390	33,373,296
Series 2014
5.00%, 12/01/22-5/01/29	23,385	27,749,369
Series 2015
5.00%, 3/01/21	17,455	19,778,086
Series 2015B
5.00%, 9/01/24	3,330	4,059,570

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources
Series 2011A
5.00%, 12/01/20 (Pre-refunded/ETM)	$50	$56,263
5.00%, 12/01/20	1,745	1,968,535
Series 2014A
5.00%, 12/01/27	5,690	6,838,185
Series 2016A
5.00%, 12/01/18	1,140	1,203,680
State of California Department of Water Resources Power Supply Revenue
Series 2008K
5.00%, 5/01/18	23,145	23,925,449
Series 2010L
5.00%, 5/01/20	13,940	15,444,962
Series 2011N
5.00%, 5/01/20	4,210	4,664,512
Series 2015O
5.00%, 5/01/22	8,130	9,522,425
Stockton Unified School District
Series 2016
5.00%, 8/01/28	7,770	9,312,967
Sweetwater Union High School District BAM
Series 2014
5.00%, 8/01/28-8/01/29	7,980	9,472,718
University of California
Series 2009Q
5.25%, 5/15/22	155	157,001
Series 2010U
5.00%, 5/15/24	4,215	4,664,909
Series 2012G
5.00%, 5/15/25	10,000	11,654,300
Series 2013A
5.00%, 5/15/48	4,685	5,586,769
Series 2014A
5.00%, 5/15/28	1,000	1,206,290
Series 2015A
5.00%, 5/15/20-5/15/24	4,780	5,566,616
Series 2015I
5.00%, 5/15/21	2,900	3,314,236
Series 2017A
5.00%, 5/15/28-5/15/31	9,465	11,608,636
Vacaville Unified School District BAM
Series 2015C
5.00%, 8/01/20-8/01/22	2,390	2,726,599
Vista Unified School District
Series 2015
5.00%, 8/01/20	2,100	2,339,757
West Valley-Mission Community College District
Series 2015B
3.00%, 8/01/17	675	676,033

		1,040,021,898

Colorado - 0.3%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A

	Principal Amount (000)	U.S. $ Value
5.75%, 11/15/20	$1,700	$1,934,532
Denver Urban Renewal Authority (Stapleton Development Corp.)
Series 2013A
5.00%, 12/01/20	1,625	1,819,285

		3,753,817

Florida - 0.2%
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/21	1,055	1,156,881
Miami-Dade County Expressway Authority
Series 2013A
5.00%, 7/01/21	1,280	1,453,248
New River Community Development District
Series 2006B
5.00%, 5/01/13 (c)(d)(e)(f)	405	0

		2,610,129

Illinois - 2.4%
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	2,185	2,209,712
State of Illinois
Series 2006A
5.00%, 6/01/21	1,000	1,040,530
Series 2012
5.00%, 8/01/18-8/01/21	9,950	10,289,593
Series 2013
5.00%, 7/01/20-7/01/22	3,870	4,022,569
Series 2014
5.00%, 2/01/21	3,365	3,490,548
Series 2016
5.00%, 1/01/21-11/01/24	4,935	5,129,622
Village of Bolingbrook IL (Village of Bolingbrook IL Sales Tax)
Series 2005
6.00%, 1/01/26	4,450	4,329,093

		30,511,667

Massachusetts - 0.7%
Commonwealth of Massachusetts NATL
Series 2000E
1.62%, 12/01/30 (g)	6,075	5,679,651
NATL Series 2000G
1.62%, 12/01/30 (g)	2,200	2,057,104
Massachusetts Development Finance Agency (UMass Memorial Health Care Obligated Group)
Series 2016
5.00%, 7/01/27	1,055	1,233,696

		8,970,451

	Principal Amount (000)	U.S. $ Value
New Jersey - 2.2%
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2012A
5.00%, 6/15/21	$2,870	$3,067,513
Series 2013A
5.00%, 12/15/19-6/15/20	23,060	24,452,088

		27,519,601

New York - 1.5%
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/18	12,835	13,203,236
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001B
1.418%, 10/01/36 (g)	5,550	5,002,981

		18,206,217

Ohio - 0.1%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	920	863,613
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	1,125	1,056,083

		1,919,696

Puerto Rico - 0.5%
Commonwealth of Puerto Rico
NATL Series 2001A
5.50%, 7/01/19	5,470	5,758,816

Texas - 1.1%
City of Houston TX Airport System Revenue
Series 2011A
5.00%, 7/01/19	10,290	10,981,694
North Texas Tollway Authority
Series 2015A
5.00%, 1/01/23	1,915	2,226,149

		13,207,843

West Virginia - 0.1%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.383%, 2/15/34 (g)	1,000	894,449

Wisconsin - 0.5%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	5,335	5,969,652

Total Long-Term Municipal Bonds (cost $1,121,516,773)		1,159,344,236

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 3.0%
California - 3.0%
City of Los Angeles CA
Series 2017
5.00%, 6/28/18 (b)	$1,865	$1,940,383
County of Los Angeles CA
Series 2017
5.00%, 6/29/18 (b)	19,650	20,447,397
Irvine Unified School District Series 2014
0.75%, 9/01/54 (h)	15,000	15,000,000
Total Short-Term Municipal Bonds (cost $37,378,074)		37,387,780

Total Municipal Obligations (cost $1,158,894,847)		1,196,732,016

GOVERNMENTS - TREASURIES - 5.0%
United States - 5.0%
U.S. Treasury Notes
1.625%, 10/31/23	12,000	11,686,875
2.125%, 11/30/23	49,607	49,769,773

Total Governments - Treasuries (cost $60,961,909)		61,456,648

SHORT-TERM INVESTMENTS - 0.7%
Time Deposit - 0.7%
State Street Time Deposit 0.09%, 7/03/17 (cost $8,859,777)	8,860	8,859,777

Total Investments - 102.0% (cost $1,228,716,533) (i)		1,267,048,441
Other assets less liabilities - (2.0)%		(24,875,206)

Net Assets - 100.0%		$1,242,173,235

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $7,381,128 or 0.6% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Non-income producing security.
(d)	Defaulted matured security.
(e)	Illiquid security.
(f)	Fair valued by the Adviser.
(g)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $13,634,185 or 1.10% of net assets.

(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $40,852,345 and gross unrealized depreciation of investments was $(2,520,437), resulting in net unrealized appreciation of $38,331,908.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.1% and 0.5%, respectively.

Glossary:

AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal
AMBAC	–	Ambac Assurance Corporation
BAM	–	Build American Mutual
COP	–	Certificate of Participation
ETM	–	Escrowed to Maturity
NATL	–	National Interstate Corporation
SRF	–	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

California Municipal Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,132,128,244		$27,215,992	(a)	$1,159,344,236
Short-Term Municipal Notes		– 0	–	37,387,780		– 0	–	37,387,780
Governments - Treasuries		– 0	–	61,456,648		– 0	–	61,456,648
Short-Term Investments		– 0	–	8,859,777		– 0	–	8,859,777

Total Investments in Securities		– 0	–	1,239,832,449		27,215,992		1,267,048,441
Other Financial Instruments (b)		– 0	–	– 0	–	– 0	–	– 0	–

Total (c)		– 0	–	$1,239,832,449		$27,215,992		$1,267,048,441

(a)	The Portfolio held securities with zero market value at period end.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds (a)		Total
Balance as of 9/30/16	$27,865,539		$27,865,539
Accrued discounts/(premiums)	(173,370)		(173,370)
Realized gain (loss)	(2,754,395)		(2,754,395)
Change in unrealized appreciation/depreciation	1,974,423		1,974,423
Purchases	3,964,930		3,964,930
Sales	(3,661,135)		(3,661,135)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$27,215,992		$27,215,992

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(803,392)		$(803,392)

(a)	The Portfolio held securities with zero market value at period end.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 93.8%
Long-Term Municipal Bonds - 93.1%
New York - 80.8%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/21-12/15/22	$6,135	$6,703,675
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	5,130,142
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,283,740
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,608,129
5.25%, 11/01/29	1,900	2,048,333
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,813,192
Series 2007A
5.00%, 8/01/18	4,540	4,553,484
5.00%, 8/01/18 (Pre-refunded/ETM)	30	30,086
Series 2011A
5.00%, 8/01/26	14,275	16,264,364
Series 2011D-1
5.00%, 10/01/24	2,860	3,275,615
Series 2012I
5.00%, 8/01/22	2,320	2,713,681
Series 2013B
5.00%, 8/01/20	10,000	11,132,100
Series 2013I
5.00%, 8/01/20	18,775	20,900,518
Series 20161
5.00%, 8/01/20	8,480	9,440,021
Series 2016E
5.00%, 8/01/20	9,360	10,419,646
Series 2017C
5.00%, 8/01/20-8/01/26	27,045	32,296,224
City of Yonkers NY
Series 2011A
5.00%, 10/01/17	2,325	2,346,832
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,963,937
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,644,949
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,651,121
Series 2013A
5.00%, 4/01/18-4/01/20	8,660	9,207,829
Series 2014A
5.00%, 4/01/25	10,190	12,100,217

	Principal Amount (000)	U.S. $ Value
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	$4,890	$5,601,446
Erie County Fiscal Stability Authority (Erie County Fiscal Stability Authority Sales Tax)
Series 2011C
5.00%, 12/01/23	5,925	6,827,140
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,571,516
Housing Development Corp./NY
Series 2013A
5.00%, 7/01/25	2,000	2,322,220
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	26,953,802
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (a)	1,235	1,203,977
5.25%, 1/01/24 (a)	1,250	1,173,388
Metropolitan Transportation Authority
Series 2010D
5.25%, 11/15/24	10,755	12,150,139
Series 2010G
5.00%, 11/15/21	9,305	10,419,553
5.25%, 11/15/22-11/15/26	33,880	38,279,527
Series 2011C
5.00%, 11/15/24	2,890	3,316,477
Series 2011D
5.00%, 11/15/22-11/15/25	11,775	13,520,236
Series 2012F
5.00%, 11/15/22	3,470	4,071,525
Series 2016B
5.00%, 11/15/22	2,105	2,469,902
Series 2016C
5.00%, 11/15/34	4,480	4,867,520
Series 2016D
5.00%, 11/15/27	1,135	1,383,122
Series 2017A
5.00%, 11/15/31	2,025	2,439,315
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	14,130	16,634,966
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	4,550	5,319,451
New York City Municipal Water Finance Authority
Series 2008AA
5.00%, 6/15/19 (Pre-refunded/ETM)	11,675	12,125,071
5.00%, 6/15/21	5,620	5,831,200
5.00%, 6/15/21 (Pre-refunded/ETM)	1,285	1,333,290
5.00%, 6/15/22 (Pre-refunded/ETM)	2,905	3,016,988

	Principal Amount (000)	U.S. $ Value
Series 2010FF
5.00%, 6/15/25	$24,730	$27,400,098
Series 2011HH
5.00%, 6/15/26	9,055	10,289,559
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	16,868,686
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,498,884
Series 2015G
5.00%, 6/15/28	11,465	13,829,427
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	5,033,187
Series 2012S
5.00%, 7/15/25	7,390	8,602,403
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	1,160	1,302,599
Series 2011A-1
5.00%, 11/01/23	15,315	17,617,763
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	16,929,396
Series 2011C
5.00%, 11/01/20	9,480	10,645,376
Series 2012B
5.00%, 11/01/22-11/01/24	13,105	15,401,576
Series 2012D
5.00%, 11/01/20-11/01/23	32,780	37,820,004
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	13,255,980
Series 20131
5.00%, 11/01/18	2,510	2,641,248
Series 2014A
5.00%, 8/01/27-8/01/29	6,655	7,945,611
Series 2014C
5.00%, 11/01/26	6,345	7,579,420
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	11,276,182
Series 2015C
5.00%, 11/01/18-11/01/26	24,005	28,652,341
Series 2016B
5.00%, 8/01/31	2,150	2,556,823
Series 2017
5.00%, 11/01/26	4,175	5,202,843
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	7,175	8,716,549
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	5,334,566

	Principal Amount (000)	U.S. $ Value
New York Local Government Assistance Corp. (New York Local Government Assistance Corp. Sales Tax)
Series 2008A
5.00%, 4/01/19-4/01/20	$16,145	$16,628,387
New York State Dormitory Authority
Series 2008A
5.00%, 3/15/20 (Pre-refunded/ETM)	4,750	4,883,570
Series 2008C
5.00%, 3/15/18 (Pre-refunded/ETM)	12,425	12,770,042
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,583,219
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)	1,290	1,488,428
5.00%, 2/15/23 (Pre-refunded/ETM)	865	998,054
5.00%, 2/15/24 (Pre-refunded/ETM)	815	940,363
5.00%, 2/15/25 (Pre-refunded/ETM)	880	1,015,362
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2010A
5.00%, 7/01/19	4,390	4,699,363
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,494,902
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	1,360	1,411,598
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/22	6,050	6,511,010
Series 20152
5.00%, 3/15/19	13,555	14,462,101
New York State Dormitory Authority (New York State Sales Tax)
Series 2015-2
5.00%, 3/15/22	29,830	34,733,455
Series 2015A
5.00%, 3/15/18-3/15/23	40,500	43,680,065
Series 2016A
5.00%, 3/15/20	4,045	4,461,069
New York State Dormitory Authority (New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,440,860
NATL Series 1998A
6.00%, 7/01/18	1,000	1,049,850
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26 (b)	4,600	5,278,542
New York State Dormitory Authority (St John’s University/NY)
Series 2015A
5.00%, 7/01/24	1,130	1,354,893
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2008C
5.00%, 3/15/18	12,450	12,807,190

	Principal Amount (000)	U.S. $ Value
Series 2009D
5.00%, 6/15/20	$2,230	$2,397,495
Series 2009G
5.00%, 3/15/18	7,840	8,064,930
Series 2012A
5.00%, 12/15/21	5,905	6,809,055
Series 2012B
5.00%, 3/15/22	3,905	4,527,652
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	21,171,567
Series 2014A
5.00%, 2/15/18-2/15/29	19,815	22,432,936
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	17,119,777
Series 2015B
5.00%, 2/15/23	1,160	1,370,053
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	6,312,705
Series 2016D
5.00%, 2/15/21	5,970	6,737,085
AMBAC Series 2005B
5.50%, 3/15/23	5,000	6,041,550
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2015A
5.00%, 7/01/18-7/01/19	3,820	4,065,999
New York State Dormitory Authority (Wyckoff Heights Medical Center State Lease)
Series 2015
5.00%, 2/15/21	3,870	4,346,861
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.33%, 5/01/34 (c)	2,300	2,094,658
1.365%, 5/01/34 (c)	2,425	2,208,540
XLCA Series 2004B
1.33%, 10/01/35 (c)	3,000	2,717,904
New York State Energy Research & Development Authority (Rochester Gas & Electric Corp.)
NATL Series 1997A
1.48%, 8/01/32 (c)	2,000	1,834,204
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2009A
5.25%, 6/15/24	7,300	7,871,517
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,986,389
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	30,085,531
AMBAC Series 2005B
5.50%, 4/01/20	9,215	10,286,152

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2012I
5.00%, 1/01/25	$5,155	$5,850,977
Series 2013A
5.00%, 5/01/19	27,610	29,507,635
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,164,622
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	39,660,933
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	5,425	6,052,239
Series 2011A
5.00%, 3/15/19	2,060	2,197,855
New York State Urban Development Corp. (New York State Urban Development Corp. Lease)
Series 2008B
5.00%, 1/01/19	3,525	3,663,709
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/19	10,000	10,669,200
Series 2013C
5.00%, 3/15/20	9,915	10,904,319
Series 2016A
5.00%, 3/15/21-3/15/28	26,935	31,713,415
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/26-8/01/31	23,655	25,284,701
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	4,076,712
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,570,549
Port Authority of New York & New Jersey
Series 2011
5.00%, 9/15/24	2,000	2,231,340
Series 2011O
5.00%, 10/15/21	5,215	5,947,030
Series 2013-178
5.00%, 12/01/23	10,480	12,415,866
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,667,250
Series 2014-1
5.00%, 10/15/23	3,455	4,085,641
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	14,453,603
Series 2015E
5.00%, 10/15/21-10/15/23	13,485	15,672,968
Series 2016E
5.00%, 10/01/20	10,000	11,108,000

	Principal Amount (000)	U.S. $ Value
Series 2017
3.00%, 10/15/18	$1,000	$1,022,060
5.00%, 10/15/28	6,925	8,318,102
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,140	16,118,513
Suffolk County Economic Development Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2011
5.00%, 7/01/17	1,750	1,750,000
Town of Oyster Bay NY
Series 2016C
4.00%, 6/01/18	4,175	4,249,440
Series 2017B
3.50%, 2/02/18	1,300	1,313,416
Triborough Bridge & Tunnel Authority
Series 2008A
5.00%, 11/15/19 (Pre-refunded/ETM)	2,150	2,225,745
Series 2011A
5.00%, 1/01/27	7,000	8,049,230
Series 2012B
5.00%, 11/15/19-11/15/23	28,330	32,985,451
Series 2013A
5.00%, 11/15/28	5,000	5,858,400
Series 2013B
5.00%, 11/15/22	7,525	8,888,756
Series 2016A
5.00%, 11/15/24	8,120	9,934,414
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/17-9/01/21	10,100	10,347,053
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/20-6/01/23	3,000	3,400,970
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	41,436,201

		1,446,731,325

Alabama - 0.6%
Alabama Public School & College Authority
Series 2009B
5.00%, 5/01/18	11,145	11,516,129

California - 1.4%
California Econ Recovery
Series 2009A
5.00%, 7/01/18 (Pre-refunded/ETM)	16,365	17,027,128
5.25%, 7/01/21 (Pre-refunded/ETM)	5,000	5,414,800
Golden State Tobacco Securitization Corp. (Golden State Tobacco Securitization Corp. Lease)
Series 2013A
5.00%, 6/01/19	1,225	1,316,152

	Principal Amount (000)	U.S. $ Value
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.00%, 5/01/21	$1,280	$1,370,138

		25,128,218

District of Columbia - 0.4%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/19-10/01/21	5,795	6,319,229

Florida - 1.3%
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,305	1,317,384
County of Miami-Dade FL Aviation Revenue
Series 2009A
5.75%, 10/01/20	1,680	1,842,641
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (d)(e)(f)	2,060	473,800
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (d)(e)(f)	185	57,350
Series 2010A-1
6.125%, 5/01/35	70	70,082
Series 2010A-2
6.125%, 5/01/35	175	175,205
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	475	484,657
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	16,355	16,988,756
Volusia County School Board COP
Series 2014B
5.00%, 8/01/26	1,000	1,185,970

		22,595,845

Guam - 0.1%
Guam Department of Education COP
Series 2010A
6.00%, 12/01/20	1,335	1,381,351

Illinois - 1.9%
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	5,090	5,147,568
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	13,535,669
Series 2013
5.50%, 7/01/25	7,435	7,829,278
Series 2014
5.00%, 5/01/24	2,540	2,631,821

	Principal Amount (000)	U.S. $ Value
Series 2016
5.00%, 2/01/24	$4,200	$4,347,126
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (d)(e)(f)	1,307	256,826

		33,748,288

Indiana - 0.7%
Indiana Bond Bank (JPMorgan Chase & Co.)
Series 2007A
5.25%, 10/15/18-10/15/21	10,745	11,761,848

Louisiana - 0.0%
Juban Parc Community Development District
Series 2006
5.15%, 10/01/14 (d)(e)(f)	1,155	323,400
Whispering Spring Community Development District
Series 2006
5.20%, 10/01/21 (d)(f)(g)	1,500	292,500

		615,900

Massachusetts - 0.6%
Commonwealth of Massachusetts
NATL Series 2000D
1.62%, 12/01/30 (c)	275	257,104
NATL Series 2000E
1.62%, 12/01/30 (c)	2,300	2,150,321
NATL Series 2000F
1.62%, 12/01/30 (c)	8,475	7,923,506

		10,330,931

Michigan - 0.2%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/22	2,985	3,412,512

Nevada - 0.4%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/23	7,400	7,944,196

New Jersey - 1.9%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011G
5.00%, 9/01/21	3,295	3,484,957
Series 2013
5.00%, 3/01/21	2,500	2,649,450

	Principal Amount (000)	U.S. $ Value
Series 2015X
5.00%, 6/15/19-6/15/21	$23,895	$25,358,091
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011A
5.00%, 6/15/21	2,195	2,346,060
New Jersey Turnpike Authority
NATL Series 2000C
1.523%, 1/01/30 (c)	100	91,746

		33,930,304

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	1,305	1,225,017
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	1,650	1,548,921

		2,773,938

Pennsylvania - 0.8%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/21	11,405	12,570,135
5.25%, 9/01/23	2,345	2,602,504

		15,172,639

Tennessee - 1.1%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	19,792,731

Washington - 0.7%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	11,085	12,420,188

Total Long-Term Municipal Bonds (cost $1,609,912,973)		1,665,575,572

Short-Term Municipal Notes - 0.7%
New York - 0.7%
City of New York NY
Series 2008L
0.94%, 4/01/38 (h)	4,000	4,000,000
New York State Housing Finance Agency (160 Madison Ave LLC)
Series 2013A
0.95%, 11/01/46 (h)	5,000	5,000,000

	Principal Amount (000)	U.S. $ Value
Town of Oyster Bay NY
Series 2017C
2.50%, 6/01/18	$3,500	$3,517,850

Total Short-Term Municipal Notes (cost $12,518,809)		12,517,850

Total Municipal Obligations (cost $1,622,431,782)		1,678,093,422

GOVERNMENTS - TREASURIES - 4.9%
United States - 4.9%
U.S. Treasury Notes
1.625%, 10/31/23	35,000	34,086,719
2.125%, 11/30/23	53,775	53,951,449

Total Governments - Treasuries (cost $87,424,143)		88,038,168

SHORT-TERM INVESTMENTS - 0.3%
Time Deposit - 0.3%
State Street Time Deposit 0.09%, 7/03/17 (cost $5,438,899)	5,439	5,438,899

Total Investments - 99.0% (cost $1,715,294,824) (i)		1,771,570,489
Other assets less liabilities – 1.0%		17,922,556

Net Assets – 100.0%		$1,789,493,045

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.14% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	11/13/14	$1,235,000	$1,203,977	0.07%
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 5.25%, 1/01/24	11/13/14	1,250,000	1,173,388	0.07%

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the market value of this security amounted to $5,278,542 or 0.3% of net assets.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $19,277,983 or 1.08% of net assets.
(d)	Non-income producing security.
(e)	Defaulted matured security.

(f)	Illiquid security.
(g)	Defaulted.
(h)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(i)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $61,822,544 and gross unrealized depreciation of investments was $(5,546,879), resulting in net unrealized appreciation of $56,275,665.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 3.5% and 0.0%, respectively.

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,636,925,906		$28,649,666		$1,665,575,572
Short-Term Municipal Notes		– 0	–	9,000,000		3,517,850		12,517,850
Governments - Treasuries		– 0	–	88,038,168		– 0	–	88,038,168
Short-Term Investments				5,438,899				5,438,899

Total Investments in Securities		– 0	–	1,739,402,973		32,167,516		1,771,570,489
Other Financial Instruments(a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$1,739,402,973		$32,167,516		$1,771,570,489

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Short-Term Municipal Notes			Total
Balance as of 9/30/16	$32,191,291		$	– 0	–	$32,191,291
Accrued discounts/(premiums)	(344,032)			(336)		(344,368)
Realized gain (loss)	(3,214,861)			– 0	–	(3,214,861)
Change in unrealized appreciation/depreciation	3,504,116			(959)		3,503,157
Purchases	13,939,538			3,519,145		17,458,683
Sales	(17,426,386)			– 0	–	(17,426,386)
Transfers in to Level 3	– 0	–		– 0	–	– 0	–
Transfers out of Level 3	– 0	–		– 0	–	– 0	–

Balance as of 6/30/17	$28,649,666			$3,517,850		$32,167,516

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$323,399			$(959)		$322,440

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 96.7%
Long-Term Municipal Bonds - 88.8%
Alabama - 0.7%
Alabama Federal Aid Highway Finance Authority
Series 2012
5.00%, 9/01/24 (Pre-refunded/ETM)	$18,230	$21,441,579
Series 2015
5.00%, 9/01/25	1,390	1,677,911
Alabama Public School & College Authority
Series 2014B
5.00%, 1/01/22	3,200	3,702,240
Birmingham Airport Authority (Birmingham-Shuttlesworth Intl Airport)
AGM Series 2010
6.00%, 7/01/21	5,510	6,210,707
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/21-1/01/22	13,295	14,865,409

		47,897,846

Alaska - 0.9%
Municipality of Anchorage AK
Series 2015B
5.00%, 9/01/21-9/01/24	12,935	15,186,391
Series 2015C
5.00%, 9/01/22-9/01/24	7,370	8,757,209
Series 2015D
5.00%, 9/01/21	3,565	4,077,861
State of Alaska
Series 2016A
5.00%, 8/01/22-8/01/27	26,905	32,165,950

		60,187,411

Arizona - 1.6%
Arizona Board of Regents COP (University of Arizona COP)
Series 2012C
5.00%, 6/01/25	2,365	2,703,053
Arizona Department of Transportation State Highway Fund Revenue
Series 2011A
5.00%, 7/01/24-7/01/25	17,210	19,610,967
Arizona Health Facilities Authority (HonorHealth)
Series 2014A
5.00%, 12/01/23-12/01/24	2,770	3,281,712
Arizona Transportation Board (Arizona Transportation Board Excise Tax)
Series 2016
5.00%, 7/01/20	3,095	3,439,938
City of Glendale AZ (City of Glendale AZ Excise Tax)
Series 2015A
5.00%, 7/01/23-7/01/26	33,315	39,914,171
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010A

	Principal Amount (000)	U.S. $ Value
5.00%, 7/01/20-7/01/21	$7,225	$8,001,844
Series 2010C
5.00%, 7/01/23-7/01/25	19,665	21,851,344
County of Maricopa AZ COP
Series 2015
5.00%, 7/01/18	3,290	3,419,791
Maricopa County Community College District
Series 2016
5.00%, 7/01/18	9,620	10,004,415
Salt Verde Financial Corp. (Citigroup, Inc.)
Series 2007
5.25%, 12/01/21	1,430	1,630,743

		113,857,978

California - 7.4%
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	16,765	18,073,508
5.00%, 7/01/20 (Pre-refunded/ETM)	5,675	6,117,934
5.25%, 7/01/21 (Pre-refunded/ETM)	2,735	2,961,895
California State Public Works Board (California State Public Works Board Lease)
Series 2014B
5.00%, 10/01/28	1,225	1,449,653
Series 2016
5.00%, 4/01/28-11/01/28	21,990	26,674,164
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
Series 2010D
5.00%, 5/15/22-5/15/23	24,415	27,038,352
Fresno Unified School District
NATL Series 2002A
6.00%, 2/01/20	3,255	3,627,177

Sacramento City Financing Authority (Sacramento City Financing Authority Lease)
Series 1993B
5.40%, 11/01/20	700	748,265
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009E
5.25%, 5/01/22-5/01/23	10,380	11,158,706
Series 2011C
5.00%, 5/01/22	5,880	6,615,412
NATL Series 2006-32F
5.25%, 5/01/18	3,700	3,830,129
State of California
Series 2008
5.00%, 4/01/18	5,000	5,153,000
Series 2009
5.25%, 10/01/20	5,085	5,547,430
Series 2013
5.00%, 11/01/24-11/01/25	43,465	52,045,919
Series 2014
5.00%, 5/01/25-5/01/29	130,465	154,902,887
Series 2015
5.00%, 8/01/22	15,765	18,490,768

	Principal Amount (000)	U.S. $ Value
State of California Department of Water Resources Power Supply Revenue
Series 2010L
5.00%, 5/01/18-5/01/19	$155,220	$165,195,873

		509,631,072

Colorado - 1.1%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29	12,180	13,059,518
City & County of Broomfield CO COP
Series 2010
5.00%, 12/01/18-12/01/20	9,035	9,772,200
City & County of Denver CO Airport System Revenue
Series 2016A
5.00%, 11/15/23	4,085	4,869,647
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/21-11/15/23	19,685	22,001,050
Series 2011A
5.50%, 11/15/19	2,290	2,509,817
Series 2012A
5.00%, 11/15/22-11/15/24	6,630	7,600,739
PV Water & Sanitation Metropolitan District
Series 2006
Zero Coupon, 12/15/17 (a)(b)(c)	13,168	2,765,280
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 1/15/21	2,800	3,032,484
5.25%, 1/15/24-7/15/24	7,745	8,387,427
Stapleton Development Corp. (Denver Urban Renewal Authority)
Series 2015B
5.00%, 12/01/19	1,185	1,288,083

		75,286,245

Connecticut - 2.6%
Connecticut State Health & Educational Facility Authority (Yale University)
Series 2017B-2
5.00%, 7/01/37	22,840	25,364,049
State of Connecticut
Series 2013A
5.00%, 10/15/21	3,370	3,786,599
Series 2014A
5.00%, 3/01/28	6,360	7,113,596
Series 2015F
5.00%, 11/15/27	1,570	1,810,587
Series 2016A
5.00%, 3/15/20-3/15/24	54,235	60,595,120
Series 2016B
5.00%, 5/15/21	17,090	19,031,424

	Principal Amount (000)	U.S. $ Value
Series 2016E
5.00%, 10/15/24-10/15/25	$20,025	$23,330,878
Series 2016G
5.00%, 11/01/19	4,845	5,207,018
Series 2017A
5.00%, 4/15/22	8,450	9,561,682
State of Connecticut Clean Water Fund - State Revolving Fund
Series 2017A
5.00%, 5/01/29-5/01/31	12,000	14,548,410
State of Connecticut Special Tax Revenue
Series 2012
5.00%, 1/01/22-1/01/24	8,575	9,799,431

		180,148,794

Delaware - 0.1%
Delaware River & Bay Authority
Series 2014C
5.00%, 1/01/26-1/01/27	5,470	6,400,950

District of Columbia - 1.4%
District of Columbia
Series 2013A
5.00%, 6/01/25-6/01/27	59,115	69,728,628
District of Columbia (District of Columbia Pers Income Tax)
Series 2012C
5.00%, 12/01/26	5,545	6,488,814
Metropolitan Washington Airports Authority
Series 2008A
5.50%, 10/01/18	6,910	7,282,173
Series 2010F-1
5.00%, 10/01/20	11,905	13,332,409

		96,832,024

Florida - 5.1%
Brevard County School District COP
Series 2013A
5.00%, 7/01/21-7/01/22	15,275	17,497,420
Citizens Property Insurance Corp.
Series 2011A
5.00%, 6/01/20	6,640	7,333,548
Series 2011 A-1
5.00%, 6/01/19	15,975	17,107,148
Series 2012A
5.00%, 6/01/22	27,105	31,378,103
Series 2012 A-1
5.00%, 6/01/20-6/01/21	20,820	23,163,630
Series 2015A
5.00%, 6/01/22	1,795	2,058,380
City of Tampa FL Water & Wastewater System Revenue
Series 2011
5.00%, 10/01/26	3,895	4,461,021
Collier County School Board COP
Series 2015
5.00%, 2/15/18-2/15/19	12,210	12,823,278

	Principal Amount (000)	U.S. $ Value
County of Broward FL Airport System Revenue (Fort Lauderdale Hollywood Intl Airport)
Series 2012Q
5.00%, 10/01/23	$5,000	$5,806,800
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.50%, 10/01/23-10/01/24	13,095	14,821,338
5.625%, 10/01/25	2,550	2,891,216
County of Miami-Dade FL
Series 2015A
5.00%, 11/01/20-11/01/21	7,205	8,193,910
Series 2015B
5.00%, 7/01/22	3,715	4,339,343
County of Miami-Dade FL Aviation Revenue
Series 2015A
5.00%, 10/01/22-10/01/24	4,975	5,827,271
Durbin Crossing Community Development District
Series 2006-1
5.25%, 11/01/15 (a)(c)(d)	985	226,550
Duval County School Board COP
Series 2015B
5.00%, 7/01/26	4,280	5,094,612
Florida Department of Environmental Protection
Series 2011B
5.00%, 7/01/20	7,645	8,489,849
Series 2012A
5.00%, 7/01/22	10,225	11,954,150
Florida Municipal Power Agency
Series 2015B
5.00%, 10/01/24-10/01/28	3,765	4,511,720
Florida State Board of Education (State of Florida)
Series 2014A
5.00%, 6/01/22	3,545	4,143,963
Series 2014B
5.00%, 6/01/18	1,135	1,176,212
Series 2015A
5.00%, 6/01/18	7,655	7,932,953
Series 2017F
5.00%, 6/01/21	2,775	3,167,857
Florida’s Turnpike Enterprise
Series 2016B
5.00%, 7/01/21-7/01/22	11,640	13,373,346
Hillsborough County School Board (Hillsborough County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	2,650	3,125,754
Hillsborough County School Board COP
Series 2015
5.00%, 7/01/26	1,480	1,788,003
Hollywood Community Redevelopment Agency
Series 2015
5.00%, 3/01/20-3/01/23	7,205	8,040,342
JEA Water & Sewer System Revenue
Series 2014A
5.00%, 10/01/25	3,060	3,665,605
Manatee County School District COP
Series 2016A
5.00%, 7/01/28-7/01/29	14,010	15,696,425

	Principal Amount (000)	U.S. $ Value
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (e)	$11,765	$12,079,243
Orange County School Board COP
Series 2014A
5.00%, 8/01/28-8/01/29	46,355	54,681,612
Overoaks Community Development District
Series 2004B
5.125%, 5/01/09 (a)(c)(d)	510	158,100
Series 2010A-1
6.125%, 5/01/35	210	210,246
Series 2010A-2
6.125%, 5/01/35	475	475,556
Parkway Center Community Development District
Series 2004B
7.00%, 5/01/23	1,030	1,050,940
Reedy Creek Improvement District
Series 2013A
5.00%, 6/01/21	1,820	2,067,975
Sarasota County School Board COP
Series 2010B
5.00%, 7/01/18	2,350	2,441,063
South Broward Hospital District
Series 2015
5.00%, 5/01/27	3,325	3,924,896
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/22	3,150	3,663,450
State of Florida
Series 2012B
5.00%, 7/01/18	8,460	8,797,216
State of Florida Lottery Revenue
Series 2016B
5.00%, 7/01/18	3,130	3,251,287
Tampa Bay Water
Series 2011A
5.00%, 10/01/23	2,050	2,350,653
Tampa Sports Authority (Tampa Sports Authority Sales Tax)
Series 2015
5.00%, 1/01/21	3,490	3,921,085
Tohopekaliga Water Authority
Series 2016
5.00%, 10/01/24-10/01/25	4,750	5,756,605

		354,919,674

Georgia - 2.3%
Catoosa County School District
Series 2016
5.00%, 8/01/19	1,335	1,440,372
City of Atlanta Department of Aviation (Hartsfield Jackson Atlanta Intl Airport)
Series 2010B
5.00%, 1/01/20-1/01/22	22,650	24,709,609

	Principal Amount (000)	U.S. $ Value
Series 2010C
5.00%, 1/01/18-1/01/19	$9,260	$9,627,957
5.25%, 1/01/20	6,500	7,144,605
5.50%, 1/01/21	7,500	8,572,950
5.75%, 1/01/22-1/01/23	20,000	22,940,010
5.875%, 1/01/24	2,925	3,359,128
Series 2014A
5.00%, 1/01/28	12,250	14,369,250
City of Atlanta GA
Series 2015
5.00%, 12/01/18	2,550	2,692,086
Forsyth County School District
Series 2013
5.00%, 2/01/21	1,625	1,840,118
Glynn County School District
Series 2016
5.00%, 8/01/18	1,195	1,245,190
Gwinnett County School District
Series 2016
3.00%, 2/01/19	12,430	12,808,245
Main Street Natural Gas, Inc. (JPMorgan Chase & Co.)
Series 2007A
5.00%, 3/15/18	1,960	2,008,902
State of Georgia
Series 2009I
5.00%, 7/01/18	14,580	15,162,617
Series 2016A
5.00%, 2/01/22	15,280	17,765,292
Series 2017C
5.00%, 7/01/19 (f)	11,380	12,237,369

		157,923,700

Hawaii - 1.0%
City & County Honolulu HI Wastewater System Revenue
Series 2009A
5.00%, 7/01/21	3,690	3,967,414
5.00%, 7/01/22 (Pre-refunded/ETM)	3,210	3,453,960
Series 2010A
5.00%, 7/01/24	16,500	18,241,410
State of Hawaii
Series 2015E
5.00%, 10/01/22-10/01/23	28,840	34,284,761
Series 2016F
5.00%, 10/01/20-10/01/25	9,755	11,554,409

		71,501,954

Idaho - 0.1%
Idaho Housing & Finance Association (State of Idaho Fed Hwy Grant)
Series 2015A
5.00%, 7/15/21-7/15/23	6,915	7,988,155

Illinois - 4.7%
Chicago O’Hare International Airport
Series 2016C
5.00%, 1/01/27	3,020	3,622,158

	Principal Amount (000)	U.S. $ Value
City of Chicago IL (Asphalt Operating Services of Chicago LLC)
Series 2010
6.125%, 12/01/18	$2,595	$2,624,246
County of Du Page IL
Series 1993
5.60%, 1/01/21	4,790	5,225,842
Illinois Finance Authority (Adventist Health System/Sunbelt Obligated Group)
NATL Series 1997B
2.10%, 1/01/19 (g)	4,475	4,583,922
Illinois Finance Authority (OSF Healthcare System Obligated Group)
Series 2015A
5.00%, 11/15/20-11/15/28	4,745	5,390,697
Illinois Municipal Electric Agency
Series 2015A
5.00%, 2/01/27-2/01/29	42,820	49,780,120
Illinois State Toll Highway Authority
Series 2014A
5.00%, 12/01/20-12/01/22	33,375	38,048,966
Series 2014D
5.00%, 1/01/23	1,165	1,358,250
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/20-12/15/28	24,425	25,227,853
5.00%, 6/15/23 (Pre-refunded/ETM)	565	660,016
Metropolitan Water Reclamation District of Greater Chicago
Series 2015D
5.00%, 12/01/20	8,320	9,256,000
Regional Transportation Authority (Regional Transportation Authority Sales Tax)
NATL Series 1994C
7.75%, 6/01/20	560	620,760
State of Illinois
Series 2007B
5.25%, 1/01/18	6,275	6,363,917
Series 2010
5.00%, 1/01/19	10,000	10,216,800
Series 2012
5.00%, 8/01/17-8/01/25	52,250	52,915,573
Series 2013
5.00%, 7/01/19-7/01/20	12,290	12,653,439
5.50%, 7/01/24	5,405	5,720,706
Series 2013A
5.00%, 4/01/23	4,390	4,555,766
Series 2014
5.00%, 5/01/22-5/01/27	45,185	46,638,844
Series 2016
5.00%, 2/01/22-2/01/24	24,790	25,721,604
State of Illinois (State of Illinois Ded Tax)
AMBAC Series 1991
6.25%, 12/15/20	1,610	1,724,552

	Principal Amount (000)	U.S. $ Value
State of Illinois (State of Illinois Sales Tax)
Series 2016A
4.00%, 6/15/19	$5,090	$5,292,786
Series 2016C
5.00%, 6/15/22	2,525	2,834,161
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (a)(c)(d)	5,078	997,827

		322,034,805

Indiana - 0.1%
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/25-9/01/28 (c)	7,710	8,417,781

Iowa - 0.2%
Iowa Finance Authority (Iowa Finance Authority SRF)
Series 2015
5.00%, 8/01/17-8/01/18	10,770	11,025,927

Kansas - 0.3%
City of Junction City KS
Series 2016A
5.00%, 9/01/20-9/01/23	14,160	16,172,811
City of Wichita KS Water & Sewer Utility Revenue
Series 2016B
5.00%, 10/01/18-10/01/19	5,255	5,580,773

		21,753,584

Kentucky - 0.6%
Kentucky Economic Development Finance Authority (Baptist Healthcare System Obligated Group)
Series 2017B
5.00%, 8/15/29	1,000	1,141,380
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/28-6/01/30	7,750	8,841,933
Kentucky Turnpike Authority
Series 2012A
5.00%, 7/01/26	8,490	9,780,055
Series 2016A
5.00%, 7/01/21-7/01/27	19,425	23,044,213

		42,807,581

Louisiana - 0.6%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge (City of Baton Rouge/Parish of East Baton Rouge LA Sales Tax)
Series 2015
5.00%, 8/01/27-8/01/28	8,985	10,638,074

	Principal Amount (000)	U.S. $ Value
Louisiana Agricultural Finance Authority (Louisiana Agricultural Finance Authority State Lease)
Series 2007
5.25%, 9/15/17	$6,190	$6,225,840
Louisiana Local Government Environmental Facilities & Community Development Auth
Series 2010
5.00%, 10/01/21-10/01/25	8,415	9,296,925
Series 2010A
5.00%, 10/01/23	7,720	8,526,354
Louisiana Office Facilities Corp. (Louisiana Office Facilities Corp. State Lease)
Series 2009
5.00%, 3/01/18	1,575	1,614,926
Orange Grove Community Development District
Series 2006
5.30%, 11/01/21 (a)(b)(c)	1,695	288,150
St Tammany Parish Finance Authority (Christwood)
Series 2015
5.25%, 11/15/29	1,200	1,251,960
State of Louisiana Gasoline & Fuels Tax Revenue
Series 2015B
5.00%, 5/01/25	3,250	3,955,055

		41,797,284

Maine - 0.0%
Maine Municipal Bond Bank
Series 2014A
5.00%, 9/01/25	1,000	1,180,000

Maryland - 0.4%
City of Baltimore MD (Baltimore Hotel Corp.)
Series 2017
5.00%, 9/01/25-9/01/26	2,000	2,342,720
County of Anne Arundel MD
Series 2013
5.00%, 4/01/20	4,415	4,868,950
State of Maryland
Series 2014B
5.00%, 8/01/20	17,930	19,988,544
University System of Maryland
Series 2017A
5.00%, 4/01/21	1,125	1,278,945

		28,479,159

Massachusetts - 2.4%
City of Cambridge MA
Series 2015
5.00%, 2/15/18	2,330	2,388,390
Commonwealth of Massachusetts
Series 2013A
5.00%, 4/01/18	2,060	2,122,418
Series 2013B
5.00%, 8/01/17-8/01/20	69,345	72,495,748
Series 2014C

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/20	$1,045	$1,164,976
Series 2016B
5.00%, 7/01/23	3,865	4,604,993
Series 2017C
5.00%, 10/01/22-10/01/26	30,895	37,513,840
AGM Series 2006C
3.08%, 11/01/19 (g)	1,815	1,834,620
NATL Series 2000E
1.62%, 12/01/30 (h)	7,750	7,245,646
NATL Series 2000F
1.62%, 12/01/30 (h)	6,700	6,264,011
Commonwealth of Massachusetts (Commonwealth of Massachusetts Fuel Tax)
Series 2013
5.00%, 6/15/20	1,040	1,154,202
Series 2014
5.00%, 6/15/20	7,170	7,957,338
Massachusetts Health & Educational Facilities Authority (CareGroup, Inc.)
Series 2008E-2
5.00%, 7/01/17	4,140	4,140,000
Massachusetts Health & Educational Facilities Authority (President & Fellows of Harvard College)
Series 1991N
6.25%, 4/01/20	2,820	3,207,045
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/22-8/15/23	10,680	12,527,194

		164,620,421

Michigan - 3.6%
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System)
Series 2012A
5.00%, 7/01/19-7/01/20	20,980	22,549,739
Great Lakes Water Authority (Great Lakes Water Authority Water Supply System)
Series 2016C
5.00%, 7/01/24-7/01/25	12,505	14,805,681
Lake Orion Community School District
Series 2016
5.00%, 5/01/24	2,915	3,492,403
Michigan Finance Authority (City of Detroit MI Income Tax)
Series 2015F
3.40%, 10/01/20	500	516,255
3.60%, 10/01/21	500	522,785
3.80%, 10/01/22	500	529,180
3.875%, 10/01/23	2,000	2,125,700
4.00%, 10/01/24	3,000	3,203,790
4.50%, 10/01/29	12,065	12,648,825

	Principal Amount (000)	U.S. $ Value
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/25-7/01/27	$39,940	$46,811,871
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
AGM Series 2014D2
5.00%, 7/01/24-7/01/27	54,330	63,771,481
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/27	4,990	5,644,987
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	2,025	2,025,000
Michigan Finance Authority (Trinity Health Credit Group)
Series 2015
5.00%, 12/01/23-12/01/25	13,075	15,648,916
5.50%, 12/01/26-12/01/27	7,220	8,944,637
South Lyon Community Schools
Series 2016
5.00%, 5/01/22	3,060	3,502,415
State of Michigan Trunk Line Revenue
Series 2009
5.00%, 11/01/19-11/01/23	11,510	12,500,480
University of Michigan
Series 2017A
5.00%, 4/01/20	1,670	1,842,661
Walled Lake Consolidated School District
Series 2015
5.00%, 5/01/20	4,635	5,101,374
Wayne County Airport Authority (Detroit Metropolitan Wayne County Airport)
Series 2010C
5.00%, 12/01/17	5,000	5,075,650
Wayne State University
Series 2009A
5.00%, 11/15/21-11/15/23	9,660	10,424,732
5.00%, 11/15/22 (Pre-refunded/ETM)	2,865	3,118,065
5.00%, 11/15/23 (Pre-refunded/ETM)	1,575	1,714,120

		246,520,747

Minnesota - 1.1%
City of Minneapolis MN
Series 2017
4.00%, 12/01/19	7,710	8,236,824
State of Minnesota
Series 2014A
5.00%, 8/01/17	13,830	13,869,830
Series 2014E
4.00%, 8/01/17	12,610	12,637,616
Series 2015B
5.00%, 8/01/22	3,745	4,398,503
Series 2015D

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/18	$12,245	$12,772,637
Series 2016A
5.00%, 8/01/18	11,140	11,620,023
Series 2016B
5.00%, 8/01/18	5,470	5,705,702
Stillwater Independent School District No. 834
Series 2015A
5.00%, 2/01/24	4,190	5,045,975

		74,287,110

Missouri - 0.2%
City of Springfield MO Public Utility Revenue
Series 2012
5.00%, 12/01/18-12/01/19	7,290	7,732,582
Missouri Joint Municipal Electric Utility Commission
Series 2014
5.00%, 1/01/25	2,630	3,133,698

		10,866,280

Montana - 0.3%
Montana Facility Finance Authority (Benefis Health System Obligated Group)
Series 2016
5.00%, 2/15/25-2/15/28	14,990	17,803,531

Nevada - 4.1%
City of Las Vegas NV
Series 2015C
5.00%, 9/01/20-9/01/26	18,625	21,704,033
Clark County School District
Series 2008A
5.00%, 6/15/21 (Pre-refunded/ETM)	5,000	5,188,900
Series 2015A
5.00%, 6/15/18	70,485	73,052,768
Series 2015B
5.00%, 6/15/22	17,785	20,665,281
Series 2016D
5.00%, 6/15/24	26,915	32,336,219
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
AGM Series 2009C
5.00%, 7/01/24	9,175	9,847,803
County of Clark NV
Series 2015A
5.00%, 7/01/18	8,955	9,310,155
Series 2016A
5.00%, 11/01/24	7,080	8,632,432
Series 2016B
5.00%, 11/01/18-11/01/23	26,280	29,934,267
Series 2017
5.00%, 6/01/24	6,500	7,877,285
County of Clark NV (County of Clark NV Fuel Tax)
Series 2011
5.00%, 7/01/19	8,390	9,025,878

	Principal Amount (000)	U.S. $ Value
County of Clark NV (Las Vegas-McCarran International Airport)
Series 2008A
5.25%, 7/01/17	$16,695	$16,695,000
Las Vegas Valley Water District
Series 2015B
4.00%, 12/01/18	4,240	4,415,494
Series 2016B
5.00%, 6/01/28	4,590	5,565,972
State of Nevada
Series 2014A
5.00%, 4/01/21	15,245	17,277,311
Series 2015D
5.00%, 4/01/23	10,205	12,086,904

		283,615,702

New Jersey - 5.1%
New Jersey Economic Development Authority
Series 2011EE
5.00%, 9/01/20 (Pre-refunded/ETM)	4,640	5,174,667
5.50%, 9/01/21 (Pre-refunded/ETM)	990	1,133,649
Series 2011G
5.00%, 9/01/20 (Pre-refunded/ETM)	2,605	2,905,174
Series 2013NN
5.00%, 3/01/20 (Pre-refunded/ETM)	1,530	1,678,379
New Jersey Economic Development Authority (College Avenue Redevelopment Associates LLC)
Series 2013
5.00%, 6/15/25-6/15/26	4,500	5,265,850
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/20	1,720	1,832,299
5.50%, 9/01/21	370	397,646
Series 2011G
5.00%, 9/01/20	290	308,934
Series 2013
5.00%, 3/01/20	13,965	14,752,068
Series 2014P
5.00%, 6/15/20	1,425	1,512,908
Series 2014U
5.00%, 6/15/20-6/15/21	14,200	15,089,109
Series 2015X
5.00%, 6/15/19	10,585	11,079,214
Series 2017B
5.00%, 11/01/20-11/01/21	33,960	36,248,283
AMBAC Series 2005K
5.25%, 12/15/20	2,340	2,531,623
New Jersey Economic Development Authority (NYNJ Link Borrower LLC)
Series 2013
5.00%, 1/01/22	1,075	1,213,213
5.50%, 1/01/26-1/01/27	2,000	2,333,740
New Jersey Environmental Infrastructure Trust
Series 2015
5.00%, 9/01/20-9/01/22	23,625	27,071,035

	Principal Amount (000)	U.S. $ Value
New Jersey Health Care Facilities Financing Authority (Trinitas Regional Medical Center Obligated Group)
Series 2017A
5.00%, 7/01/20-7/01/21	$3,750	$4,134,331
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19-9/15/21	44,040	47,164,481
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2006A
5.25%, 12/15/20	3,730	4,022,693
5.50%, 12/15/21	6,155	6,742,002
Series 2011B
5.00%, 6/15/20	1,310	1,390,814
Series 2013A
5.00%, 6/15/20	3,960	4,204,292
New Jersey Turnpike Authority
Series 2012B
5.00%, 1/01/26-1/01/27	12,700	14,665,027
Series 2014A
5.00%, 1/01/27-1/01/29	75,940	89,388,658
Series 2014C
5.00%, 1/01/24	14,720	17,482,355
AGM Series 2005D-3
5.25%, 1/01/26	14,770	18,212,887
NATL Series 2000B
1.523%, 1/01/30 (h)	19,450	17,844,655

		355,779,986

New York - 11.5%
City of New York NY
Series 2009C
5.00%, 8/01/17-8/01/22	18,190	19,405,352
Series 2010B
5.00%, 8/01/17-8/01/19	18,470	19,450,525
Series 2013B
5.00%, 8/01/19	34,575	37,296,744
Series 2013I
5.00%, 8/01/19	7,260	7,831,507
Series 2013J
5.00%, 8/01/19-8/01/20	16,575	17,934,106
Series 2014A
5.00%, 8/01/27	1,130	1,352,429
Series 2015A
5.00%, 8/01/22-8/01/23	12,040	14,127,438
Series 2015B
5.00%, 8/01/23	6,370	7,589,473
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/28	6,890	7,999,772
Series 2012E
5.00%, 11/15/24	6,055	7,091,010
Series 2012F

	Principal Amount (000)	U.S. $ Value
5.00%, 11/15/22-11/15/26	$55,610	$64,985,825
Series 2012H
5.00%, 11/15/26	6,065	7,062,147
Series 2013B
5.00%, 11/15/26	9,505	11,217,991
Series 2014A
5.00%, 11/15/26-11/15/27	8,245	9,730,914
Series 2014C
5.00%, 11/15/27	5,000	5,916,350
AGC Series
2003B 5.25%, 11/15/20	8,415	9,494,813
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/27	4,505	5,288,465
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/22-11/01/25	34,430	39,612,477
Series 2011C
5.00%, 11/01/19-11/01/25	23,420	26,566,443
Series 2012A
5.00%, 8/01/25	12,345	14,380,814
Series 2012B
5.00%, 11/01/23-11/01/26	55,535	65,108,928
Series 2012E
5.00%, 11/01/21	8,545	9,853,154
Series 2015C
5.00%, 11/01/18	2,090	2,199,286
Series 2017
5.00%, 11/01/26	5,570	6,941,278
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/19-7/01/24	25,150	27,036,602
New York State Dormitory Authority (New York University)
NATL Series 1998A
6.00%, 7/01/18	2,865	3,007,820
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2009G
5.00%, 3/15/19-3/15/21	13,865	14,782,772
Series 2011E
5.00%, 8/15/21	3,880	4,435,732
Series 2012A
5.00%, 12/15/22	20,745	24,442,174
Series 2012B
5.00%, 3/15/22	21,800	25,276,010
Series 2013A
5.00%, 2/15/20	4,635	5,084,641
Series 2014C
5.00%, 3/15/27	2,015	2,393,175
Series 2017A
5.00%, 2/15/21 (f)	70,310	79,297,024

	Principal Amount (000)	U.S. $ Value
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
AMBAC Series 2001A
1.365%, 5/01/34 (h)	$6,800	$6,193,018
AMBAC Series 2001B
1.295%, 10/01/36 (h)	11,000	9,778,824
1.418%, 10/01/36 (h)	11,425	10,298,929
XLCA Series 2004A
1.523%, 1/01/39 (h)	10,000	8,992,860
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/23	17,940	20,773,085
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2013A
5.00%, 5/01/19	3,055	3,264,970
New York State Thruway Authority (New York State Thruway Authority Service Contract)
Series 2009
5.00%, 4/01/18	10,000	10,300,700
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2013C
5.00%, 3/15/25-3/15/26	63,625	74,846,584
Series 2013D
5.00%, 3/15/23	32,000	37,857,280
Series 2016A
5.00%, 3/15/24	4,010	4,829,484
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/28	3,335	3,881,140

		795,210,065

North Carolina - 0.2%
North Carolina Eastern Municipal Power Agency
Series 1988A
6.00%, 1/01/26 (Pre-refunded/ETM)	1,720	2,071,172
Series 2012B
5.00%, 1/01/21 (Pre-refunded/ETM)	13,270	14,967,233

		17,038,405

Ohio - 3.1%
City of Columbus OH
Series 2013-1
5.00%, 7/01/20	4,580	5,091,861
Series 2016A
3.00%, 8/15/18	10,875	11,116,534
County of Cuyahoga OH (County of Cuyahoga OH Lease)
Series 2010F
5.00%, 12/01/19-12/01/24	93,725	104,827,675
County of Cuyahoga OH (MetroHealth System(The))

	Principal Amount (000)	U.S. $ Value
Series 2017
5.00%, 2/15/26-2/15/27	$5,455	$6,272,322
Hamilton County Convention Facilities Authority (Hamilton County Convention Facilities Authority Lease)
Series 2014
5.00%, 12/01/22-12/01/23	3,440	3,934,592
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	6,325	5,937,530
State of Ohio
Series 2011A
5.00%, 8/01/20-8/01/21	57,430	64,644,643
University of Cincinnati
Series 2010F
5.00%, 6/01/20-6/01/21	6,795	7,530,673
University of Toledo
Series 2010
5.00%, 6/01/21	2,610	2,854,453

		212,210,283

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/20-7/01/28	9,270	9,779,711
McGee Creek Authority
NATL Series 1992
6.00%, 1/01/23	2,660	2,921,398

		12,701,109

Oregon - 0.7%
City of Portland OR Sewer System Revenue
Series 2013A
5.00%, 8/01/22	8,685	10,181,947
Hospital Facilities Authority of Multnomah County Oregon (Mirabella at South Waterfront)
Series 2014A
5.00%, 10/01/24	1,000	1,109,950
Port of Portland OR (Portland Intl Airport)
Series 2010-20C
5.00%, 7/01/23	1,405	1,541,158
State of Oregon Department of Administrative Services
Series 2009D
5.00%, 11/01/21 (Pre-refunded/ETM)	4,025	4,374,732
5.00%, 11/01/22 (Pre-refunded/ETM)	3,120	3,391,097
5.00%, 11/01/23 (Pre-refunded/ETM)	1,115	1,211,882
State of Oregon Department of Administrative Services COP
Series 2009D
5.00%, 11/01/21-11/01/23	10,275	11,141,539

	Principal Amount (000)	U.S. $ Value
State of Oregon Department of Transportation (State of Oregon Department of Transportation Street & Highway)
Series 2017A
5.00%, 11/15/18-11/15/19	$13,970	$14,882,480

		47,834,785

Pennsylvania - 4.3%
Allegheny County Airport Authority (Pittsburgh International Airport)
NATL Series 2001B
5.00%, 1/01/18	1,585	1,614,798
Allegheny County Sanitary Authority
Series 2015
5.00%, 12/01/23	3,500	4,125,730
City of Philadelphia PA
Series 2013A
5.00%, 7/15/19-7/15/21	4,495	4,973,447
City of Philadelphia PA Airport Revenue (Philadelphia Intl Airport)
Series 2010A
5.00%, 6/15/21	6,225	6,845,881
Series 2010D
5.00%, 6/15/19-6/15/20	18,065	19,537,589
Series 2011A
5.00%, 6/15/19	4,025	4,301,558
City of Philadelphia PA Water & Wastewater Revenue
Series 2016
5.00%, 10/01/24-10/01/26	17,425	21,007,111
Commonwealth of Pennsylvania
Series 2016
5.00%, 9/15/24	9,575	11,433,316
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012A
5.00%, 7/01/18-7/01/19	27,985	29,911,274
Pennsylvania Economic Development Financing Authority (PA Bridges Finco LP)
Series 2015
5.00%, 6/30/26-12/31/28	51,190	60,037,578
Pennsylvania Turnpike Commission
Series 2009B
5.00%, 6/01/18-6/01/19	23,775	24,933,604
5.00%, 6/01/20 (Pre-refunded/ETM)	5,425	5,821,188
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.00%, 9/01/17-9/01/20	31,615	33,666,828
5.125%, 9/01/22	9,080	10,036,396
Southeastern Pennsylvania Transportation Authority
Series 2010
5.00%, 3/01/23-3/01/24	12,245	13,423,839
State Public School Building Authority (School District of Philadelphia(The))
Series 2016D
5.00%, 9/01/24	8,360	9,469,121
Series 2016F

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/23-9/01/24	$29,145	$32,971,917

		294,111,175

Puerto Rico - 0.2%
Puerto Rico Sales Tax Financing Corp.
Series 2009A
5.375%, 8/01/20 (Pre-refunded/ETM)	10,315	11,216,944

Rhode Island - 0.6%
Rhode Island Commerce Corp.
Series 2016B
5.00%, 6/15/27	10,565	12,754,068
Rhode Island Depositors Economic Protection Corp.
Series 1993A
6.375%, 8/01/22 (Pre-refunded/ETM)	5,780	7,156,854
AGM Series 1993A
5.50%, 8/01/20 (Pre-refunded/ETM)	1,500	1,659,540
5.75%, 8/01/19 (Pre-refunded/ETM)	4,460	4,642,860
Tobacco Settlement Financing Corp./RI
Series 2015A
5.00%, 6/01/21-6/01/23	14,635	16,443,705

		42,657,027

South Carolina - 0.2%
Beaufort County School District/SC
Series 2015A
5.00%, 3/01/18	3,210	3,294,359
Kershaw County School District/SC
Series 2015
5.00%, 12/01/21	1,185	1,348,032
SCAGO Educational Facilities Corp. for Pickens School District (SCAGO Educational Facilities Corp. for Pickens School District Lease)
Series 2015 5.00%, 12/01/22-12/01/27	7,000	8,253,390

		12,895,781

Tennessee - 0.0%
Tennessee Energy Acquisition Corp. (Goldman Sachs Group Inc. (The))
Series 2006A
5.25%, 9/01/21	2,115	2,409,302

Texas - 8.3%
Austin Independent School District
Series 2014B
5.00%, 8/01/20-8/01/21	6,700	7,500,028
Series 2017
5.00%, 8/01/19	13,140	14,177,140
Bell County Health Facility Development Corp.
Series 1989
6.50%, 7/01/19 (Pre-refunded/ETM)	535	562,574
Brownsville Independent School District
Series 2013A
5.00%, 2/15/19	4,000	4,247,320
Bryan Independent School District

	Principal Amount (000)	U.S. $ Value
Series 2015B
4.00%, 2/15/18	$1,315	$1,339,341
Camino Real Regional Mobility Authority
Series 2008
5.00%, 2/15/21	415	416,071
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	19,480	21,240,213
Series 2015C
5.00%, 8/15/23-8/15/25	4,860	5,707,419
City of Dallas TX
Series 2014
5.00%, 2/15/21	7,500	8,396,100
Series 2015
5.00%, 2/15/21	3,240	3,627,115
City of Garland TX
Series 2010
5.00%, 2/15/24	3,800	4,159,556
City of Houston TX (City of Houston TX Hotel Occupancy Tax)
Series 2015
5.00%, 9/01/23-9/01/25	3,800	4,447,728
City of Houston TX Airport System Revenue
Series 2009A
5.00%, 7/01/21	2,090	2,170,778
AGM Series 2000P
2.421%, 7/01/30 (h)	1,200	1,114,494
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	6,400	6,847,872
City of Houston TX Combined Utility System Revenue
Series 2014C
5.00%, 5/15/23-5/15/28	24,850	29,272,649
City of San Antonio TX
Series 2014
5.00%, 2/01/21	3,905	4,414,602
City of San Antonio TX Electric & Gas Systems Revenue
Series 2008
5.00%, 2/01/21 (Pre-refunded/ETM)	5,040	5,156,172
Series 2009D
5.00%, 2/01/20	47,315	50,208,785
City of Waco TX
Series 2015
5.00%, 2/01/21	5,505	6,213,108
County of Harris TX
Series 2010A
5.00%, 10/01/23-10/01/25	17,725	19,875,892
Series 2014A
5.00%, 10/01/17	4,820	4,867,140
Dallas Independent School District
Series 2011
5.00%, 2/15/22	5,165	5,815,015
Dallas/Fort Worth International Airport
Series 2012F
5.00%, 11/01/21-11/01/25	17,905	19,831,186

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.25%, 11/01/28	$11,550	$13,264,597
Harris County Hospital District
Series 2016
5.00%, 2/15/20-2/15/27	7,155	8,098,948
Houston Independent School District
Series 2014
5.00%, 2/15/18	16,790	17,213,780
Series 2016A
5.00%, 2/15/23	5,070	5,994,058
North Texas Tollway Authority
Series 2014A
5.00%, 1/01/21-1/01/24	16,745	19,303,579
Series 2015B
5.00%, 1/01/23-1/01/28	12,275	14,502,967
North Texas Tollway Authority (North Texas Tollway Authority Special Projects System)
Series 2011D
5.00%, 9/01/24	5,000	5,721,450
5.25%, 9/01/25-9/01/26	35,940	41,463,508
Permanent University Fund
Series 2015A
5.00%, 7/01/17	3,155	3,155,000
San Antonio Water System
Series 2011A
5.00%, 5/15/23-5/15/26	21,200	23,392,763
Series 2013E
5.00%, 5/15/25	3,000	3,549,750
Spring Branch Independent School District
Series 2015A
5.00%, 2/01/23-2/01/24	6,715	7,992,719
Series 2015B
5.00%, 2/01/23-2/01/24	10,435	12,417,321
Spring Independent School District
Series 2011
5.00%, 8/15/20-8/15/21	8,365	9,315,381
State of Texas
Series 2011
5.00%, 10/01/22-10/01/25	33,370	38,414,359
5.00%, 10/01/23 (Pre-refunded/ETM)	5,500	6,318,840
5.00%, 10/01/24 (Pre-refunded/ETM)	5,440	6,249,907
5.00%, 10/01/25 (Pre-refunded/ETM)	3,025	3,475,362
Series 2014
4.00%, 10/01/17	5,400	5,440,122
Series 2014A
5.00%, 10/01/23	13,680	16,438,709
Series 2015A
5.00%, 10/01/23	10,615	12,755,621
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.)
Series 2015B-2
3.875%, 11/15/20	3,500	3,502,450
Texas A&M University
Series 2009D
5.00%, 5/15/18	2,000	2,070,280

	Principal Amount (000)	U.S. $ Value
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 7/01/17-1/01/18	$11,180	$11,180,000
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/23	16,920	20,298,755
University of Houston
Series 2017A
5.00%, 2/15/19-2/15/21	19,955	21,985,988
University of Texas System (The)
Series 2016D
5.00%, 8/15/25	5,580	6,878,801

		572,003,313

Utah - 0.2%
Alpine School District/UT
Series 2017
5.00%, 3/15/20	6,985	7,699,565
Davis School District
Series 2017
5.00%, 6/01/22	1,000	1,167,920
Utah Transit Authority (Utah Transit Authority Sales Tax)
Series 2015A
5.00%, 6/15/26-6/15/28	5,455	6,537,658

		15,405,143

Virginia - 2.1%
County of Fairfax VA
Series 2015C
4.00%, 10/01/17	25,985	26,178,069
5.00%, 10/01/18	13,855	14,540,961
Virginia College Building Authority
Series 2017B
5.00%, 2/01/19	8,265	8,771,810
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2015A
5.00%, 2/01/23	4,345	5,139,310
Series 2015B
5.00%, 9/01/20-9/01/22	35,675	40,804,535
Virginia Commonwealth Transportation Board
Series 2017
5.00%, 5/15/19-5/15/21 (f)	17,285	19,051,447
Series 2017B
5.00%, 5/15/19	6,860	7,355,978
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2015
4.00%, 8/01/19	12,645	13,382,456
Series 2017V
5.00%, 4/15/19	9,855	10,535,783

		145,760,349

Washington - 8.9%
Chelan County Public Utility District No. 1
Series 2011A
5.00%, 7/01/20	3,110	3,418,077

	Principal Amount (000)	U.S. $ Value
Series 2011B
5.00%, 7/01/21	$5,000	$5,623,000
5.25%, 7/01/22	3,670	4,159,431
City of Seattle WA
Series 2016A
5.00%, 4/01/18	3,150	3,244,972
City of Seattle WA Drainage & Wastewater Revenue
Series 2016
5.00%, 4/01/20	3,910	4,314,255
City of Seattle WA Municipal Light & Power Revenue
Series 2016C
5.00%, 10/01/21	11,130	12,782,026
City of Seattle WA Water System Revenue
Series 2017
5.00%, 8/01/20-8/01/22	9,340	10,643,536
County of Cowlitz WA (County of Cowlitz WA Spl Swr)
NATL Series 2002
5.50%, 11/01/19	1,435	1,511,658
County of King WA
Series 2015
5.00%, 7/01/23	2,485	2,978,024
County of King WA Sewer Revenue
Series 2011B
5.00%, 1/01/23 (Pre-refunded/ETM)	1,160	1,306,241
5.00%, 1/01/23	3,255	3,649,962
Energy Northwest
Series 2007C
5.00%, 7/01/17 (Pre-refunded/ETM)	2,625	2,625,000
Energy Northwest (Bonneville Power Administration)
Series 2012A
5.00%, 7/01/18-7/01/21	96,445	102,959,208
Series 2016A
5.00%, 7/01/25-7/01/27	50,640	62,281,827
Series 2017A
5.00%, 7/01/28-7/01/29	29,545	36,483,406
Franklin County School District No. 1 Pasco
Series 2015
5.00%, 12/01/23	4,750	5,687,507
Grant County Public Utility District No. 2
Series 2011I
5.00%, 1/01/20-1/01/23	13,725	15,290,029
King County School District No. 45 Bellevue
Series 2014
5.00%, 12/01/18	2,415	2,548,501
King County School District No. 49 Tahoma
Series 2015
5.00%, 12/01/22	2,710	3,195,822
Port of Seattle WA
Series 2010B
5.00%, 6/01/22	1,995	2,186,620
Series 2015C
5.00%, 4/01/21-4/01/23	3,570	4,092,526
Snohomish County School District No. 2 Everett
Series 2014
5.00%, 12/01/21	3,600	4,149,792

	Principal Amount (000)	U.S. $ Value
State of Washington
Series 2012
5.00%, 7/01/22-7/01/23	$27,935	$32,673,894
Series 2012R
5.00%, 7/01/23-7/01/24	22,715	26,543,545
Series 2012R-2012D
5.00%, 7/01/17	5,000	5,000,000
Series 2014
4.00%, 7/01/17	17,610	17,610,000
Series 2014D
5.00%, 7/01/20	3,640	4,041,128
Series 20152
5.00%, 7/01/20-7/01/23	51,080	58,556,523
Series 2015A-1
5.00%, 8/01/22-8/01/23	27,765	32,904,251
Series 2015B
5.00%, 2/01/22	4,480	5,191,424
Series 2016R
5.00%, 8/01/20	7,855	8,744,264
Series 2017R
5.00%, 8/01/22	7,700	9,023,091
State of Washington (State of Washington Fed Hwy Grant)
Series 2012F-1
5.00%, 9/01/21-9/01/23	36,660	42,046,399
Series 2013C
5.00%, 9/01/19	6,060	6,542,437
State of Washington COP
Series 2015
5.00%, 7/01/18	3,565	3,708,170
Series 2015C
5.00%, 7/01/21-7/01/23	26,825	31,335,216
Washington Health Care Facilities Authority (MultiCare Health System)
Series 2015B
5.00%, 8/15/28-8/15/30	31,550	36,921,567

		615,973,329

West Virginia - 0.0%
West Virginia Hospital Finance Authority (West Virginia University Health System Obligated Group)
AGM Series 2004C
1.383%, 2/15/34 (h)	3,200	2,862,237

Wisconsin - 0.3%
State of Wisconsin Environmental Improvement Fund Revenue
Series 2017A
5.00%, 6/01/19	15,420	16,546,123
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,000	1,118,960
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3
3.00%, 11/15/22 (e)	1,200	1,203,792

	Principal Amount (000)	U.S. $ Value
WPPI Energy
Series 2014A
5.00%, 7/01/29	$1,000	$1,163,510

		20,032,385

Total Long-Term Municipal Bonds (cost $5,948,224,605)		6,133,887,333

Short-Term Municipal Notes - 7.9%
Arizona - 0.4%
Industrial Development Authority of the City of Phoenix (The) (Mayo Clinic Arizona)
Series 2014B
0.83%, 11/15/52 (i)	27,400	27,400,000

California - 1.4%
California Pollution Control Financing Authority (Pacific Gas & Electric Co.)
Series 1996
0.84%, 11/01/26 (i)	30,000	30,000,000
Series 1997B
0.95%, 11/01/26 (i)	21,800	21,800,000
City of Los Angeles CA
Series 2017
5.00%, 6/28/18 (f)	46,515	48,395,136

		100,195,136

Delaware - 0.3%
County of New Castle DE (FlightSafety International, Inc.)
Series 2002
0.92%, 6/01/22 (i)	22,965	22,965,000

District of Columbia - 0.3%
Metropolitan Washington Airports Authority
Series 2015C
0.94%, 10/01/33 (i)	17,740	17,740,000

Idaho - 0.6%
State of Idaho
Series 2017
4.00%, 6/29/18 (f)	40,770	41,992,285

Kentucky - 0.3%
Louisville Regional Airport Authority (United Parcel Service, Inc.)
Series 1999C
0.97%, 1/01/29 (i)	21,100	21,100,000

Louisiana - 0.4%
Consolidated Government of the City of Baton Rouge & Parish of East Baton Rouge(Exxon Mobil Corp.)
Series 1993
0.96%, 3/01/22 (i)	30,100	30,100,000

	Principal Amount (000)	U.S. $ Value
Massachusetts - 0.2%
Massachusetts Health & Educational Facilities Authority (Baystate Total Home Care, Inc.)
Series 2009K
0.91%, 7/01/39 (i)	$12,545	$12,545,000

Mississippi - 0.8%
Mississippi Business Finance Corp. (Chevron USA, Inc.)
Series 2010G
0.89%, 11/01/35 (i)	53,150	53,150,000

Missouri - 0.3%
Health & Educational Facilities Authority of the State of Missouri (St Louis University/US)
Series 2014B
0.93%, 10/01/24 (i)	20,550	20,550,000

New York - 1.5%
City of New York NY
Series 2012G
0.89%, 4/01/42 (i)	41,700	41,700,000
Series 2013D
0.90%, 8/01/40 (i)	10,050	10,050,000
Series 2013I
0.90%, 4/01/36 (i)	50,000	50,000,000

		101,750,000

Ohio - 0.2%
County of Montgomery OH (Premier Health Partners Obligated Group)
Series 2016F
0.92%, 11/15/45 (i)	10,700	10,700,000

Pennsylvania - 0.0%
Pennsylvania Higher Educational Facilities Authority (Drexel University)
Series 2005B
0.89%, 5/01/30 (i)	3,000	3,000,000

Texas - 0.8%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.90%, 11/01/41 (i)	31,330	31,330,000
Lower Neches Valley Authority Industrial Development Corp. (Exxon Capital Ventures, Inc.)
Series 2012
0.90%, 5/01/46 (i)	25,675	25,675,000

		57,005,000

	Principal Amount (000)	U.S. $ Value
Virginia - 0.4%
Virginia Commonwealth Transportation Board
Series 2017
5.00%, 5/15/18 (f)	$4,110	$4,250,562
Series 2017B
5.00%, 5/15/18	10,520	10,886,938
Virginia Public School Authority (Virginia Public School Authority State Lease)
Series 2017V
5.00%, 4/15/18	12,235	12,621,381

		27,758,881

Total Short-Term Municipal Notes (cost $547,935,863)		547,951,302

Total Municipal Obligations (cost $6,496,160,468)		6,681,838,635

GOVERNMENTS - TREASURIES - 5.0%
United States - 5.0%
U.S. Treasury Notes
1.625%, 10/31/23	70,571	68,729,538
2.125%, 11/30/23	274,066	274,965,279

Total Governments - Treasuries (cost $340,294,975)		343,694,817

	Shares
SHORT-TERM INVESTMENTS - 0.1%
Time Deposit - 0.1%
State Street Time Deposit
0.09%, 7/03/17
(cost $4,228,696)	4,229	4,228,696

Total Investments - 101.8% (cost $6,840,684,139) (j)		7,029,762,148
Other assets less liabilities - (1.8)%		(124,407,676)

Net Assets - 100.0%		$6,905,354,472

(a)	Non-income producing security.
(b)	Defaulted.
(c)	Illiquid security.
(d)	Defaulted matured security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $13,283,035 or 0.2% of net assets.
(f)	When-Issued or delayed delivery security.
(g)	Variable rate coupon, rate shown as of June 30, 2017.
(h)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $70,594,674 or 1.02% of net assets.

(i)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(j)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $214,198,960 and gross unrealized depreciation of investments was $(25,120,951), resulting in net unrealized appreciation of $189,078,009.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.0% and 0.1%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
NATL	-	National Interstate Corporation
OSF	-	Order of St. Francis
SRF	-	State Revolving Fund
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Diversified Municipal Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$6,062,705,199		$71,182,134		$6,133,887,333
Short-Term Municipal Notes		– 0	–	547,951,302		– 0	–	547,951,302
Governments - Treasuries		– 0	–	343,694,817		– 0	–	343,694,817
Short-Term Investments		– 0	–	4,228,696		– 0	–	4,228,696

Total Investments in Securities		– 0	–	6,958,580,014		71,182,134		7,029,762,148
Other Financial Instruments (a)		– 0	–	– 0	–	– 0	–	– 0	–

Total (b)	$	– 0	–	$6,958,580,014		$71,182,134		$7,029,762,148

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$67,548,218		$67,548,218
Accrued discounts/(premiums)	(153,467)		(153,467)
Realized gain (loss)	(10,747,463)		(10,747,463)
Change in unrealized appreciation/depreciation	7,360,836		7,360,836
Purchases	14,179,399		14,179,399
Sales	(14,395,119)		(14,395,119)
Transfers in to Level 3	7,389,730		7,389,730
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$71,182,134		$71,182,134	(a)

Net change in unrealized appreciation/depreciation from Investments held as of 6/30/17	$(1,026,838)		$(1,026,838)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 48.2%
Information Technology - 13.4%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)	3,050	$456,860
Cisco Systems, Inc.	333,021	10,423,557
Infinera Corp. (a)	32,060	342,080
Lumentum Holdings, Inc. (a)	7,320	417,606
NETGEAR, Inc. (a)	7,319	315,449

		11,955,552

Electronic Equipment, Instruments & Components - 0.5%
Anixter International, Inc. (a)	7,460	583,372
Avnet, Inc.	12,820	498,442
CDW Corp./DE	128,078	8,008,717
Coherent, Inc. (a)	1,780	400,482
VeriFone Systems, Inc. (a)	26,220	474,582
Vishay Intertechnology, Inc.	23,550	390,930

		10,356,525

Internet Software & Services - 3.5%
2U, Inc. (a)	11,560	542,395
Alphabet, Inc.-Class C (a)	33,753	30,672,364
CoStar Group, Inc. (a)	2,710	714,356
eBay, Inc. (a)	241,633	8,437,824
Facebook, Inc.-Class A (a)	212,747	32,120,542
GrubHub, Inc. (a)	12,560	547,616
LogMeIn, Inc.	5,520	576,840
Pandora Media, Inc. (a)	20,580	183,574
Trade Desk, Inc. (The)-Class A (a)	10,285	515,381
Wix.com Ltd. (a)	4,093	284,873

		74,595,765

IT Services - 1.9%
Amdocs Ltd.	10,370	668,450
Booz Allen Hamilton Holding Corp.	16,930	550,902
Convergys Corp.	14,509	345,024
Fiserv, Inc. (a)	78,400	9,591,456
Genpact Ltd.	21,970	611,425
International Business Machines Corp.	50,762	7,808,719
Vantiv, Inc.-Class A (a)	5,286	334,815
Visa, Inc.-Class A	214,377	20,104,275

		40,015,066

Semiconductors & Semiconductor Equipment - 1.6%
Cypress Semiconductor Corp.	44,540	607,971
Integrated Device Technology, Inc. (a)	17,950	462,931
Intel Corp.	319,012	10,763,465
Mellanox Technologies Ltd. (a)	5,810	251,573
Microsemi Corp. (a)	5,930	277,524
ON Semiconductor Corp. (a)	17,048	239,354
Qorvo, Inc. (a)	6,195	392,267
Texas Instruments, Inc.	129,783	9,984,206
Xilinx, Inc.	175,005	11,256,322

		34,235,613

Company	Shares	U.S. $ Value
Software - 2.6%
Adobe Systems, Inc. (a)	40,541	$5,734,119
Aspen Technology, Inc. (a)	7,407	409,311
CyberArk Software Ltd. (a)	7,846	391,908
Ellie Mae, Inc. (a)	4,810	528,667
Guidewire Software, Inc. (a)	6,132	421,330
HubSpot, Inc. (a)	5,640	370,830
Microsoft Corp. (b)	338,393	23,325,429
Oracle Corp.	429,515	21,535,882
Splunk, Inc. (a)	8,453	480,891
Take-Two Interactive Software, Inc. (a)	8,341	612,063
Tyler Technologies, Inc. (a)	4,240	744,841
Ultimate Software Group, Inc. (The) (a)	1,922	403,735
Verint Systems, Inc. (a)	13,545	551,281

		55,510,287

Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc. (b)	256,220	36,900,804
Hewlett Packard Enterprise Co.	338,705	5,619,116
HP, Inc.	552,769	9,662,402
NCR Corp. (a)	15,326	625,914
Xerox Corp.	210,272	6,041,115

		58,849,351

		285,518,159

Financials - 7.1%
Banks - 3.9%
Associated Banc-Corp.	19,890	501,228
Bank of America Corp.	1,135,390	27,544,561
Comerica, Inc.	9,510	696,512
First Republic Bank/CA	5,746	575,175
Fulton Financial Corp.	25,660	487,540
Huntington Bancshares, Inc./OH	53,590	724,537
JPMorgan Chase & Co.	247,440	22,616,016
Signature Bank/New York NY (a)	4,181	600,099
SVB Financial Group (a)	4,007	704,391
Synovus Financial Corp.	12,480	552,115
Texas Capital Bancshares, Inc. (a)	5,710	441,954
US Bancorp	255,764	13,279,267
Webster Financial Corp.	11,341	592,227
Wells Fargo & Co.	240,500	13,326,105
Zions Bancorporation	16,150	709,146

		83,350,873

Capital Markets - 0.6%
Affiliated Managers Group, Inc.	3,165	524,947
Goldman Sachs Group, Inc. (The)	54,865	12,174,543
Lazard Ltd.-Class A	12,237	566,940
Stifel Financial Corp. (a)	8,561	393,635

		13,660,065

Company	Shares	U.S. $ Value
Consumer Finance - 0.7%
Capital One Financial Corp.	71,227	$5,884,775
OneMain Holdings, Inc. (a)	10,410	255,982
Synchrony Financial	262,499	7,827,720

		13,968,477

Insurance - 1.9%
Allstate Corp. (The)	127,558	11,281,230
American Financial Group, Inc./OH	6,382	634,179
American International Group, Inc.	193,512	12,098,370
First American Financial Corp.	11,610	518,851
FNF Group	99,863	4,476,858
Hanover Insurance Group, Inc. (The)	2,970	263,231
Progressive Corp. (The)	212,067	9,350,034
Reinsurance Group of America, Inc.-Class A	5,020	644,518
Selective Insurance Group, Inc.	7,470	373,874
Validus Holdings Ltd.	8,570	445,383

		40,086,528

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	17,159	637,285

		151,703,228

Consumer Discretionary - 6.7%
Auto Components - 0.4%
Cooper-Standard Holdings, Inc. (a)	2,593	261,556
Dana, Inc.	24,890	555,794
Lear Corp.	2,635	374,381
Magna International, Inc. (New York) - Class A	167,661	7,767,734
Tenneco, Inc.	6,520	377,051

		9,336,516

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	8,529	658,524
Grand Canyon Education, Inc. (a)	9,087	712,512
Sotheby’s (a)	11,540	619,352

		1,990,388

Hotels, Restaurants & Leisure - 1.2%
Bloomin’ Brands, Inc.	25,190	534,784
Brinker International, Inc.	12,139	462,496
Buffalo Wild Wings, Inc. (a)	2,900	367,430
Dave & Buster’s Entertainment, Inc. (a)	7,486	497,894
Hilton Grand Vacations, Inc. (a)	12,668	456,808
McDonald’s Corp.	64,967	9,950,346
Planet Fitness, Inc.	33,968	792,813
Starbucks Corp.	183,518	10,700,934
Vail Resorts, Inc.	3,730	756,556

		24,520,061

Household Durables - 0.0%
CalAtlantic Group, Inc.	15,210	537,673
PulteGroup, Inc.	14,720	361,082

		898,755

Company	Shares	U.S. $ Value
Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	1,909	$284,346
Priceline Group, Inc. (The) (a)	3,852	7,205,243

		7,489,589

Media - 2.2%
CBS Corp.-Class B	128,366	8,187,183
Comcast Corp.-Class A	519,880	20,233,729
IMAX Corp. (a)	17,120	376,640
Omnicom Group, Inc.	72,531	6,012,820
Regal Entertainment Group-Class A	30,210	618,097
Scholastic Corp.	8,280	360,925
Walt Disney Co. (The) (b)	98,579	10,474,019

		46,263,413

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (a)	13,659	581,873

Specialty Retail - 1.9%
Burlington Stores, Inc. (a)	9,602	883,288
Caleres, Inc.	15,470	429,757
Children’s Place, Inc. (The)	2,854	291,393
Five Below, Inc. (a)	12,448	614,558
Floor & Decor Holdings, Inc.-Class A (a)	6,888	270,423
Home Depot, Inc. (The)	131,300	20,141,420
Lithia Motors, Inc.-Class A	6,229	586,959
Michaels Cos., Inc. (The) (a)	25,210	466,889
Ross Stores, Inc.	124,926	7,211,978
TJX Cos., Inc. (The)	123,138	8,886,869
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,926	553,417

		40,336,951

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	37,480	288,971
NIKE, Inc.-Class B	172,599	10,183,341

		10,472,312

		141,889,858

Health Care - 6.7%
Biotechnology - 1.1%
Alder Biopharmaceuticals, Inc. (a)	6,971	79,818
Avexis, Inc. (a)	2,760	226,762
BeiGene Ltd. (ADR) (a)	800	36,000
Biogen, Inc. (a)	30,290	8,219,494
Biohaven Pharmaceutical Holding Co., Ltd. (a)	2,155	53,875
Blueprint Medicines Corp. (a)	5,123	259,582
Clovis Oncology, Inc. (a)	4,380	410,099
DBV Technologies SA (Sponsored ADR) (a)	5,364	191,548
Gilead Sciences, Inc.	165,042	11,681,673
Loxo Oncology, Inc. (a)	4,710	377,695
Neurocrine Biosciences, Inc. (a)	5,490	252,540
Prothena Corp. PLC (a)	4,120	222,974

Company	Shares	U.S. $ Value
Sage Therapeutics, Inc. (a)	2,918	$232,390
TESARO, Inc. (a)	1,916	267,972
Ultragenyx Pharmaceutical, Inc. (a)	2,870	178,256

		22,690,678

Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	5,131	770,266
DENTSPLY SIRONA, Inc.	4,669	302,738
DexCom, Inc. (a)	6,400	468,160
Edwards Lifesciences Corp. (a)	82,141	9,712,352
Glaukos Corp. (a)	7,800	323,466
Intuitive Surgical, Inc. (a)	10,861	10,159,054
Medtronic PLC	83,078	7,373,172
Nevro Corp. (a)	5,544	412,640
Penumbra, Inc. (a)	5,503	482,888

		30,004,736

Health Care Providers & Services - 2.4%
Aetna, Inc.	93,837	14,247,272
Cigna Corp.	56,781	9,504,572
LifePoint Health, Inc. (a)	9,670	649,341
McKesson Corp.	48,119	7,917,500
Molina Healthcare, Inc. (a)	8,140	563,125
Quest Diagnostics, Inc.	38,655	4,296,890
Teladoc, Inc. (a)	13,940	483,718
UnitedHealth Group, Inc.	73,207	13,574,042
WellCare Health Plans, Inc. (a)	3,340	599,730

		51,836,190

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	11,927	1,166,341

Pharmaceuticals - 1.7%
Akorn, Inc. (a)	6,792	227,804
GW Pharmaceuticals PLC (ADR) (a)	1,709	171,327
Johnson & Johnson	130,013	17,199,420
Medicines Co. (The) (a)	5,470	207,915
Merck & Co., Inc.	127,107	8,146,287
Pfizer, Inc.	303,673	10,200,376

		36,153,129

		141,851,074

Consumer Staples - 4.7%
Beverages - 0.8%
Cott Corp.	18,172	262,404
PepsiCo, Inc.	147,276	17,008,905

		17,271,309

Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	47,013	7,518,789
CVS Health Corp.	146,024	11,749,091
Wal-Mart Stores, Inc.	81,984	6,204,549

		25,472,429

Company	Shares	U.S. $ Value
Food Products - 0.8%
Conagra Brands, Inc.	259,722	$9,287,659
Ingredion, Inc.	2,574	306,846
Tyson Foods, Inc.-Class A	123,457	7,732,112

		17,326,617

Household Products - 1.0%
Kimberly-Clark Corp.	34,650	4,473,662
Procter & Gamble Co. (The)	188,027	16,386,553

		20,860,215

Tobacco - 0.9%
Altria Group, Inc.	248,784	18,526,944

		99,457,514

Industrials - 4.6%
Aerospace & Defense - 1.2%
Esterline Technologies Corp. (a)	4,910	465,468
Hexcel Corp.	12,051	636,172
L3 Technologies, Inc.	65,822	10,997,540
Northrop Grumman Corp.	47,181	12,111,835
TransDigm Group, Inc.	2,097	563,820

		24,774,835

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	7,640	398,426
Expeditors International of Washington, Inc.	9,188	518,938

		917,364

Airlines - 0.5%
Delta Air Lines, Inc.	190,621	10,243,972
SkyWest, Inc.	14,270	500,877

		10,744,849

Building Products - 0.1%
AO Smith Corp.	12,050	678,777
Lennox International, Inc.	3,810	699,668

		1,378,445

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	7,540	313,061
Advanced Disposal Services, Inc. (a)	15,411	350,292
Copart, Inc. (a)	19,210	610,686
Steelcase, Inc.-Class A	26,152	366,128

		1,640,167

Construction & Engineering - 0.1%
AECOM (a)	15,642	505,706
Dycom Industries, Inc. (a)	4,640	415,373
Quanta Services, Inc. (a)	14,262	469,505
Tutor Perini Corp. (a)	16,330	469,487

		1,860,071

Company	Shares	U.S. $ Value
Electrical Equipment - 0.6%
AMETEK, Inc.	8,576	$519,448
Eaton Corp. PLC	151,736	11,809,613
EnerSys	5,970	432,527
Regal Beloit Corp.	7,340	598,577

		13,360,165

Industrial Conglomerates - 0.9%
Carlisle Cos., Inc.	4,871	464,693
General Electric Co.	214,989	5,806,853
Honeywell International, Inc.	102,099	13,608,776

		19,880,322

Machinery - 0.5%
Gardner Denver Holdings, Inc. (a)	22,690	490,331
IDEX Corp.	6,548	739,990
Kennametal, Inc.	8,270	309,463
Lincoln Electric Holdings, Inc.	6,992	643,893
Middleby Corp. (The) (a)	3,856	468,543
Nordson Corp.	6,000	727,920
Oshkosh Corp.	80,792	5,564,953
SPX FLOW, Inc. (a)	15,030	554,306
Terex Corp.	17,080	640,500

		10,139,899

Road & Rail - 0.5%
Genesee & Wyoming, Inc.-Class A (a)	6,741	461,017
Norfolk Southern Corp.	86,919	10,578,042
Ryder System, Inc.	5,890	423,962
Werner Enterprises, Inc.	15,890	466,372

		11,929,393

Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc.-Class A	5,930	509,743
SiteOne Landscape Supply, Inc. (a)	7,614	396,385
Watsco, Inc.	2,880	444,096

		1,350,224

		97,975,734

Utilities - 2.0%
Electric Utilities - 1.5%
American Electric Power Co., Inc.	211,066	14,662,755
Edison International	203,307	15,896,574
PNM Resources, Inc.	15,000	573,750
Portland General Electric Co.	10,240	467,866

		31,600,945

Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	3,340	244,020

Multi-Utilities - 0.5%
NiSource, Inc.	416,585	10,564,596

Company	Shares	U.S. $ Value
NorthWestern Corp.	6,390	$389,918

		10,954,514

		42,799,479

Energy - 1.9%
Energy Equipment & Services - 0.4%
Helix Energy Solutions Group, Inc. (a)	16,580	93,511
Helmerich & Payne, Inc.	6,280	341,255
Oil States International, Inc. (a)	10,680	289,962
RPC, Inc.	29,700	600,237
Schlumberger Ltd. (b)	110,474	7,273,608
Superior Energy Services, Inc. (a)	29,190	304,452

		8,903,025

Oil, Gas & Consumable Fuels - 1.5%
Devon Energy Corp.	103,553	3,310,589
EOG Resources, Inc.	139,655	12,641,571
Hess Corp.	133,926	5,875,334
HollyFrontier Corp.	14,310	393,096
Marathon Petroleum Corp.	140,829	7,369,582
Oasis Petroleum, Inc. (a)	33,310	268,145
Parsley Energy, Inc.-Class A (a)	11,716	325,119
PDC Energy, Inc. (a)	6,481	279,396
QEP Resources, Inc. (a)	44,850	452,985
SM Energy Co.	22,010	363,825
SRC Energy, Inc. (a)	62,750	422,307

		31,701,949

		40,604,974

Materials - 0.5%
Chemicals - 0.5%
Dow Chemical Co. (The)	140,281	8,847,523
Huntsman Corp.	14,240	367,962
Ingevity Corp. (a)	4,572	262,433
PolyOne Corp.	14,795	573,158
Trinseo SA	7,810	536,547

		10,587,623

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,502	556,895

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	46,200	636,636

		11,781,154

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Education Realty Trust, Inc.	14,530	563,038
Empire State Realty Trust, Inc.-Class A	20,364	422,960
Gramercy Property Trust	23,958	711,792
Mid-America Apartment Communities, Inc.	66,237	6,980,055

		8,677,845

Company	Shares	U.S. $ Value
Telecommunication Services - 0.2%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	50,300	$328,962

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc. (a)	64,355	3,901,200

		4,230,162

Total Common Stocks (cost $792,934,822)		1,026,489,181

INVESTMENT COMPANIES - 36.6%
Funds and Investment Trusts - 36.6%(c)
AB All Market Real Return Portfolio-Class Z	22,059,143	182,208,524
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z	8,181,421	96,622,583
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z	12,988,536	155,862,437
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z	3,693,879	43,181,450
iShares Core MSCI Emerging Markets ETF	1,605,121	80,320,255
Sanford C. Bernstein Fund, Inc.-AB Emerging Markets Portfolio-Class Z	1,516,358	44,414,136
Sanford C. Bernstein Fund, Inc.-AB International Portfolio-Class Z	10,572,851	178,152,532

Total Investment Companies (cost $685,299,784)		780,761,917

SHORT-TERM INVESTMENTS - 15.2%
Investment Companies - 14.8%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.79% (c)(d) (cost $314,995,506)	314,995,506	314,995,506

	Principal Amount (000)
U.S. Treasury Bills - 0.4%
U.S. Treasury Bill Zero Coupon, 7/06/17-9/28/17 (cost $7,990,158)	$8,000	7,990,158

Total Short-Term Investments (cost $322,985,664)		322,985,664

U.S. $ Value
Total Investments - 100.0% (cost $1,801,220,270) (e)	$2,130,236,762
Other assets less liabilities - 0.0%	(294,029)

Net Assets - 100.0%	$2,129,942,733

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Japan Bond (OSE) Futures	48	September 2017	$64,144,669	$64,061,169	$(83,500)
Euro Buxl 30 Yr Bond Futures	93	September 2017	17,705,385	17,369,081	(336,304)
Euro STOXX 50 Futures	3,894	September 2017	157,515,129	152,594,781	(4,920,348)
Euro STOXX 50 Index Futures	302	September 2017	45,821,110	45,427,175	(393,935)
Euro-Bund Futures	182	September 2017	34,201,757	33,648,117	(553,640)
FTSE 100 Index Futures	1,492	September 2017	144,384,288	140,740,234	(3,644,054)
S&P 500 E-Mini Futures	197	September 2017	23,940,553	23,845,865	(94,688)
TOPIX Index Futures	985	September 2017	141,083,608	141,127,139	43,531
US T-Note 10 Yr (CBT) Futures	1,333	September 2017	167,655,065	167,333,156	(321,909)
US Ultra Bond (CBT) Futures	325	September 2017	52,805,429	53,909,375	1,103,946
Sold Contracts
10 Yr Australian Bond Futures	79	September 2017	7,962,576	7,848,573	114,003
10 Yr Canadian Bond Futures	119	September 2017	13,252,709	12,897,478	355,231
Hang Seng Index Futures	267	July 2017	43,807,942	43,747,926	60,016
Long Gilt Futures	54	September 2017	8,966,084	8,831,624	134,460
Russell 2000 Mini Futures	77	September 2017	5,451,658	5,445,055	6,603
S&P Mid 400 E-Mini Futures	18	September 2017	3,144,769	3,142,980	1,789
S&P TSX 60 Index Futures	734	September 2017	101,528,820	100,658,976	869,844
SPI 200 Futures	759	September 2017	83,463,766	82,386,053	1,077,713

					$(6,581,242)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	76,856	USD	56,863	8/16/17	$(2,445,971)
Bank of America, NA	JPY	9,555,735	USD	84,095	8/16/17	(1,012,987)
BNP Paribas SA	AUD	61,703	USD	46,623	8/16/17	(776,593)
BNP Paribas SA	GBP	43,562	USD	56,331	8/16/17	(479,524)
BNP Paribas SA	USD	3,669	AUD	4,832	8/16/17	43,111
BNP Paribas SA	USD	41,095	EUR	37,487	8/16/17	1,812,839
BNP Paribas SA	USD	54,610	GBP	42,140	8/16/17	347,057
Citibank, NA	NOK	2,130	USD	248	8/16/17	(7,462)
Citibank, NA	USD	32,963	EUR	29,279	8/16/17	549,561
Credit Suisse International	CHF	18,260	USD	18,896	8/16/17	(196,784)
Credit Suisse International	GBP	57,331	USD	73,325	8/16/17	(1,442,567)
Credit Suisse International	SEK	331,434	USD	36,790	8/16/17	(2,642,577)
Credit Suisse International	USD	128,138	EUR	115,888	8/16/17	4,508,203
Credit Suisse International	USD	44,133	GBP	35,202	8/16/17	1,775,131
Credit Suisse International	USD	58,935	SEK	516,078	8/16/17	2,465,446
Goldman Sachs Bank USA	USD	74,101	JPY	8,178,807	8/16/17	(1,256,757)
JPMorgan Chase Bank, NA	AUD	37,597	USD	28,207	8/16/17	(674,452)
JPMorgan Chase Bank, NA	USD	111,295	CAD	146,764	8/16/17	1,961,026
JPMorgan Chase Bank, NA	USD	10,545	CHF	10,529	8/16/17	463,820
JPMorgan Chase Bank, NA	USD	4,311	EUR	4,011	8/16/17	281,069
JPMorgan Chase Bank, NA	USD	126,035	JPY	13,931,016	8/16/17	(1,959,120)
JPMorgan Chase Bank, NA	USD	14,985	SEK	129,261	8/16/17	393,922
Morgan Stanley & Co., Inc.	AUD	22,398	USD	16,437	8/16/17	(769,348)
Morgan Stanley & Co., Inc.	CHF	2,640	USD	2,743	8/16/17	(17,448)
Morgan Stanley & Co., Inc.	JPY	6,972,618	USD	62,273	8/16/17	171,743
Morgan Stanley & Co., Inc.	NOK	59,302	USD	6,902	8/16/17	(207,081)
Morgan Stanley & Co., Inc.	USD	26,699	JPY	3,035,170	8/16/17	333,665
Morgan Stanley & Co., Inc.	USD	3,449	SEK	30,270	8/16/17	152,795
Royal Bank of Scotland PLC	CAD	69,908	USD	51,030	8/16/17	(2,916,874)
State Street Bank & Trust Co.	CHF	21,914	USD	21,987	8/16/17	(925,692)
State Street Bank & Trust Co.	USD	247	NOK	2,130	8/16/17	7,990
UBS AG	EUR	2,159	USD	2,303	8/16/17	(168,847)

						$(2,632,706)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $345,382,124 and gross unrealized depreciation of investments was $(16,365,632), resulting in net unrealized appreciation of $329,016,492.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
OSE	-	Osaka Securities Exchange
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay A Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks (a)	$1,026,489,181		$	– 0	–	$	– 0	–	$1,026,489,181
Investment Companies	780,761,917			– 0	–		– 0	–	780,761,917
Short-Term Investments:
Investment Companies	314,995,506			– 0	–		– 0	–	314,995,506
U.S. Treasury Bills	– 0	–		7,990,158			– 0	–	7,990,158

Total Investments in Securities	2,122,246,604			7,990,158			– 0	–	2,130,236,762
Other Financial Instruments (b):
Assets:
Futures	2,585,876			1,181,260			– 0	–	3,767,136
Forward Currency Exchange Contracts	– 0	–		15,267,378			– 0	–	15,267,378
Liabilities:
Futures	(1,783,976)			(8,564,402)			– 0	–	(10,348,378)
Forward Currency Exchange Contracts	—			(17,900,084)			– 0	–	(17,900,084)

Total (c)	$2,123,048,504			$(2,025,690)		$	– 0	–	$2,121,022,814

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/16	$37,084		$37,084
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(14,088)		(14,088)
Change in unrealized appreciation/depreciation	39,800		39,800

Purchases		– 0	–		– 0	–
Sales		(62,796)			(62,796)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$	– 0	–	$	– 0	–

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

													Distributions
Affiliated Issuer	Market Value 9/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/17 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$	– 0	–	$185,297	$	– 0	–	$	– 0	–	$(3,088)	$182,209	$0	$	– 0	–
AB Pooling Portfolio–Multi-Asset Real Return Portfolio		226,085		5,815		234,808			(3,079)		5,987	0	5,815		– 0	–
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z		81,779		7,149		– 0	–		– 0	–	7,695	96,623	2,049		– 0	–
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z		135,141		2,224		– 0	–		– 0	–	18,497	155,862	1,961		263
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z		38,901		119		– 0	–		– 0	–	4,161	43,181	119		– 0	–
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio - Class Z		39,486		334		– 0	–		– 0	–	4,594	44,414	334		– 0	–
Sanford C. Bernstein Fund, Inc. - AB International Portfolio - Class Z		160,739		3,168		– 0	–		– 0	–	14,246	178,153	3,168		– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$422,535	$328,789	$436,328	$314,996	$1,260

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares		U.S. $ Value
INVESTMENT COMPANIES - 23.0%
Funds and Investment Trusts - 23.0% (a)
AB All Market Real Return Portfolio - Class Z		5,921,873	$48,914,671
iShares Core MSCI EAFE ETF		397,000	24,173,330
iShares Core MSCI Emerging Markets ETF		229,283	11,473,321
SPDR S&P 500 ETF Trust		788,955	190,769,319
SPDR S&P MidCap 400 ETF Trust		20,279	6,441,016
Vanguard Mid-Cap ETF		3,504	499,390

Total Investment Companies (cost $260,201,245)			282,271,047

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 21.4%
Australia - 0.4%
Australia Government Bond
Series 128
5.75%, 7/15/22 (b)	AUD	2,805	2,521,352
Series 142
4.25%, 4/21/26 (b)		2,890	2,514,459

			5,035,811

Belgium - 0.5%
Kingdom of Belgium Government Bond
Series 72
2.60%, 6/22/24 (b)	EUR	2,134	2,828,111
Series 81
0.80%, 6/22/27 (b)		2,425	2,770,759

			5,598,870

Colombia - 0.1%
Colombian TES
Series B
7.00%, 5/04/22	COP	2,363,000	809,573

France - 0.7%
French Republic Government Bond OAT
2.50%, 5/25/30 (b)	EUR	3,015	4,028,267
3.50%, 4/25/26 (b)		3,268	4,663,031

			8,691,298

Germany - 0.6%
Bundesrepublik Deutschland
2.50%, 7/04/44-8/15/46 (b)		5,147	7,612,621

Ireland - 0.2%
Ireland Government Bond
1.00%, 5/15/26 (b)		2,082	2,404,130

Italy - 1.3%
Italy Buoni Poliennali Del Tesoro
1.35%, 4/15/22		5,266	6,151,632
3.45%, 3/01/48 (b)		670	779,114
3.75%, 3/01/21-5/01/21		4,182	5,365,899

	Principal Amount (000)		U.S. $ Value
4.00%, 9/01/20		111	$141,732
4.50%, 5/01/23		550	744,471
5.50%, 11/01/22		2,390	3,358,342

			16,541,190

Japan - 1.8%
Japan Government Ten Year Bond
Series 342
0.10%, 3/20/26	JPY	414,550	3,703,141

Japan Government Thirty Year Bond
Series 30
2.30%, 3/20/39		37,900	448,711
Series 36
2.00%, 3/20/42		51,250	585,387
Japan Government Twenty Year Bond
Series 112
2.10%, 6/20/29		391,700	4,275,006
Series 128
1.90%, 6/20/31		169,750	1,847,532
Series 143
1.60%, 3/20/33		176,850	1,867,747
Series 144
1.50%, 3/20/33		114,300	1,191,901
Series 150
1.40%, 9/20/34		515,900	5,304,952
Series 158
0.50%, 9/20/36		279,500	2,458,407

			21,682,784

Malaysia - 0.1%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	7,785	1,819,318

Mexico - 1.0%
Mexican Bonos
Series M
5.75%, 3/05/26	MXN	43,880	2,263,121
6.50%, 6/10/21		15,167	833,181
7.75%, 11/13/42		10,578	618,911
8.00%, 6/11/20		83,380	4,766,668
Series M 20
10.00%, 12/05/24		52,482	3,448,926

			11,930,807

New Zealand - 0.3%
New Zealand Government Bond
Series 423
5.50%, 4/15/23 (b)	NZD	4,424	3,728,744

Poland - 0.1%
Republic of Poland Government Bond
Series 1021
5.75%, 10/25/21	PLN	4,335	1,325,903

	Principal Amount (000)		U.S. $ Value
Russia - 0.1%
Russian Federal Bond - OFZ
Series 6214
6.40%, 5/27/20	RUB	59,085	$964,456

Singapore - 0.0%
Singapore Government Bond
3.375%, 9/01/33	SGD	341	280,235

South Africa - 0.4%
Republic of South Africa Government Bond
Series 2048 8.75%, 2/28/48	ZAR	43,867	2,991,092
Series R186 10.50%, 12/21/26		12,484	1,058,302
Series R213 7.00%, 2/28/31		4,540	283,823

			4,333,217

Spain - 0.3%
Spain Government Bond
1.30%, 10/31/26 (b)	EUR	2,774	3,137,178
2.90%, 10/31/46 (b)		232	268,090
4.70%, 7/30/41 (b)		560	875,739

			4,281,007

Sweden - 0.7%
Sweden Government Bond
Series 1054
3.50%, 6/01/22	SEK	63,835	8,880,162

United Kingdom - 0.9%
United Kingdom Gilt
1.50%, 7/22/26 (b)	GBP	3,105	4,151,882
2.00%, 9/07/25 (b)		761	1,064,352
3.25%, 1/22/44 (b)		653	1,086,054
4.25%, 6/07/32-12/07/46 (b)		2,495	4,485,397
4.50%, 12/07/42 (b)		175	348,254

			11,135,939

United States - 11.9%
U.S. Treasury Bonds
2.25%, 8/15/46	U.S.$	331	291,435
2.50%, 2/15/45-5/15/46		929	866,260
2.875%, 11/15/46		4,452	4,476,648
3.00%, 11/15/44		1,101	1,135,854
3.00%, 11/15/45 (c)(d)		3,745	3,859,105
3.125%, 8/15/44		6,491	6,858,147
3.625%, 8/15/43		4,123	4,743,567
4.50%, 2/15/36		1,410	1,819,781
4.625%, 2/15/40		2,560	3,375,600
6.25%, 5/15/30		2,004	2,857,067
U.S. Treasury Notes
0.875%, 11/30/17		7,800	7,791,469
1.125%, 2/28/19-12/31/19		34,860	34,685,831
1.25%, 12/31/18-3/31/21		26,312	26,160,184

	Principal Amount (000)		U.S. $ Value
1.375%, 4/30/20-9/30/20	U.S.$	7,840	$7,796,684
1.50%, 1/31/22		830	817,291
1.625%, 5/15/26		3,125	2,962,891
1.75%, 11/30/21		3,645	3,635,318
2.00%, 12/31/21-11/15/26		12,688	12,579,752
2.25%, 11/15/25-2/15/27		10,337	10,311,299
2.375%, 8/15/24		7,828	7,947,460
2.625%, 8/15/20		945	974,679
2.75%, 2/15/24		356	370,455

			146,316,777

Uruguay - 0.0%
Uruguay Government International Bond
9.875%, 6/20/22 (b)	UYU	6,243	224,245

Total Governments - Treasuries (cost $261,115,549)			263,597,087

INFLATION-LINKED SECURITIES - 12.8%
Brazil - 0.1%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 8/15/50	BRL	1,657	1,560,990

Japan - 1.1%
Japanese Government CPI Linked Bond
Series 21
0.10%, 3/10/26	JPY	903,958	8,398,790
Series 22
0.10%, 3/10/27		512,224	4,778,408

			13,177,198

New Zealand - 0.1%
New Zealand Government Bond
Series 925
2.00%, 9/20/25 (b)	NZD	1,175	870,974

United States - 11.5%
U.S. Treasury Inflation Index
0.125%, 4/15/19-4/15/20 (TIPS) (c)	U.S.$	33,967	33,987,312
0.125%, 7/15/22-7/15/26 (TIPS)		27,561	27,279,588
0.25%, 1/15/25 (TIPS) (c)(d)		15,175	14,902,712
0.375%, 7/15/23-7/15/25 (TIPS)		24,593	24,504,088
0.625%, 7/15/21-1/15/24 (TIPS)		15,276	15,525,251
1.375%, 1/15/20 (TIPS)		7,749	8,033,920
2.00%, 1/15/26 (TIPS)		3,727	4,175,282
2.375%, 1/15/25-1/15/27 (TIPS)		11,540	13,388,624

			141,796,777

Total Inflation-Linked Securities (cost $159,518,884)			157,405,939

CORPORATES - INVESTMENT GRADE - 12.1%
Industrial - 6.7%
Basic - 0.6%
Braskem Finance Ltd.
6.45%, 2/03/24		770	824,142

	Principal Amount (000)		U.S. $ Value
Eastman Chemical Co.
3.80%, 3/15/25	U.S.$	276	$283,885
Equate Petrochemical BV
3.00%, 3/03/22 (b)		825	813,697
Fibria Overseas Finance Ltd.
5.50%, 1/17/27		406	414,628
Gerdau Trade, Inc.
5.75%, 1/30/21 (b)		675	709,492
Glencore Finance Europe SA
Series E
1.75%, 3/17/25 (b)	EUR	435	485,150
Glencore Funding LLC
4.125%, 5/30/23 (b)	U.S.$	331	339,659
4.625%, 4/29/24 (b)		179	186,987
GTL Trade Finance, Inc.
5.893%, 4/29/24 (b)		210	212,100
LyondellBasell Industries NV
5.00%, 4/15/19		297	310,481
5.75%, 4/15/24		685	784,702
Mosaic Co. (The)
5.625%, 11/15/43		465	474,597
Vale Overseas Ltd.
5.875%, 6/10/21		156	167,856
6.875%, 11/21/36		645	691,763
Yamana Gold, Inc.
4.95%, 7/15/24		775	782,525

			7,481,664

Capital Goods - 0.2%
Embraer Netherlands Finance BV
5.40%, 2/01/27		725	753,837
General Electric Co.
Series D
5.00%, 1/21/21 (e)		238	252,389
Holcim Finance Luxembourg SA
Series E
2.25%, 5/26/28 (b)	EUR	795	944,956

			1,951,182

Communications - Media - 0.6%
21st Century Fox America, Inc.
3.00%, 9/15/22	U.S.$	230	233,482
Charter Communications Operating LLC/Charter Communications Operating Capital
3.579%, 7/23/20		320	330,723
4.908%, 7/23/25		875	945,271
Cox Communications, Inc.
2.95%, 6/30/23 (b)		492	479,420
Discovery Communications LLC
3.45%, 3/15/25		436	422,567
4.875%, 4/01/43		255	237,948
Myriad International Holdings BV
4.85%, 7/06/27 (b)		369	370,568
NBCUniversal Enterprise, Inc.
1.974%, 4/15/19 (b)		799	801,677

	Principal Amount (000)		U.S. $ Value
Time Warner Cable LLC
4.50%, 9/15/42	U.S.$	769	$733,949
Time Warner, Inc.
3.55%, 6/01/24		685	694,528
3.60%, 7/15/25		1,385	1,387,978
4.75%, 3/29/21		1,000	1,076,360
Viacom, Inc.
4.375%, 3/15/43		291	258,673

			7,973,144

Communications - Telecommunications - 1.1%
America Movil SAB de CV
3.125%, 7/16/22		825	838,697
AT&T, Inc.
3.40%, 5/15/25		1,483	1,455,460
3.60%, 2/17/23		69	70,474
3.80%, 3/15/22		157	162,660
3.95%, 1/15/25		181	184,405
4.125%, 2/17/26		2,162	2,215,618
5.80%, 2/15/19		280	296,867
British Telecommunications PLC
9.125%, 12/15/30 (f)		305	463,887
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (b)		1,078	1,087,486
Telefonica Emisiones SAU
5.213%, 3/08/47		421	454,259
Verizon Communications, Inc.
2.625%, 8/15/26		1,575	1,453,410
3.50%, 11/01/24		3,260	3,290,449
3.85%, 11/01/42		361	314,503
4.60%, 4/01/21		1,354	1,453,370
5.50%, 3/16/47		360	393,498

			14,135,043

Consumer Cyclical - Automotive - 0.4%
Ford Motor Credit Co. LLC
2.597%, 11/04/19		937	943,287
3.664%, 9/08/24		483	482,604
5.875%, 8/02/21		2,265	2,519,926
General Motors Co.
3.50%, 10/02/18		580	589,994
General Motors Financial Co., Inc.
3.10%, 1/15/19		675	684,301
3.25%, 5/15/18		51	51,594
4.00%, 1/15/25		335	336,916

			5,608,622

Consumer Cyclical - Entertainment - 0.1%
Carnival Corp.
1.625%, 2/22/21	EUR	745	886,724

Consumer Non-Cyclical - 0.9%
AbbVie, Inc.
1.375%, 5/17/24		315	363,163
2.50%, 5/14/20	U.S.$	217	219,376
3.60%, 5/14/25		638	652,483

	Principal Amount (000)		U.S. $ Value
Baxalta, Inc.
3.60%, 6/23/22	U.S.$	220	$227,720
Bayer US Finance LLC
3.375%, 10/08/24 (b)		251	255,751
Becton Dickinson and Co.
3.734%, 12/15/24		159	161,671
Biogen, Inc.
4.05%, 9/15/25		663	701,010
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		9	10,053
Grupo Bimbo SAB de CV
3.875%, 6/27/24 (b)		680	700,652
Laboratory Corp. of America Holdings
3.20%, 2/01/22		245	249,795
3.60%, 2/01/25		588	595,991
McKesson Corp.
1.50%, 11/17/25	EUR	499	569,562
Medtronic, Inc.
3.50%, 3/15/25	U.S.$	790	821,331
Mylan NV
3.15%, 6/15/21		636	647,022
3.95%, 6/15/26		412	417,862
Reynolds American, Inc.
4.45%, 6/12/25		635	681,044
5.85%, 8/15/45		258	315,807
Sigma Alimentos SA de CV
4.125%, 5/02/26 (b)		770	778,662
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/23		1,512	1,472,310
3.15%, 10/01/26		1,013	961,085
Tyson Foods, Inc.
2.65%, 8/15/19		160	162,014
3.95%, 8/15/24		760	796,731

			11,761,095

Energy - 1.4%
BP Capital Markets PLC
3.245%, 5/06/22		780	802,246
Cenovus Energy, Inc.
3.00%, 8/15/22		54	51,764
5.70%, 10/15/19		220	232,181
Encana Corp.
3.90%, 11/15/21		410	418,430
Energy Transfer LP
3.60%, 2/01/23		55	55,278
4.65%, 6/01/21		310	326,938
7.50%, 7/01/38		475	578,508
EnLink Midstream Partners LP
4.15%, 6/01/25		805	799,180
5.05%, 4/01/45		527	498,848
Enterprise Products Operating LLC
3.70%, 2/15/26		1,326	1,349,312
4.90%, 5/15/46		325	350,304
Hess Corp.
4.30%, 4/01/27		1,410	1,380,799
Kinder Morgan Energy Partners LP
3.95%, 9/01/22		255	263,101

	Principal Amount (000)		U.S. $ Value
Kinder Morgan, Inc./DE
5.00%, 2/15/21 (b)	U.S.$	299	$320,307
5.05%, 2/15/46		325	326,209
Nabors Industries, Inc.
5.50%, 1/15/23 (b)		1,244	1,178,130
Noble Energy, Inc.
3.90%, 11/15/24		560	573,596
8.25%, 3/01/19		1,530	1,675,702
ONEOK Partners LP
3.20%, 9/15/18		250	252,895
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24		1,327	1,293,891
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		195	202,248
Sabine Pass Liquefaction LLC
5.00%, 3/15/27		601	639,675
Schlumberger Norge AS
4.20%, 1/15/21 (b)		310	327,949
Schlumberger Oilfield UK PLC
4.20%, 1/15/21 (b)		211	223,396
Spectra Energy Partners LP
3.50%, 3/15/25		795	791,041
Tengizchevroil Finance Co. International Ltd.
4.00%, 8/15/26 (b)		363	350,077
Williams Partners LP
3.90%, 1/15/25		290	293,378
4.125%, 11/15/20		875	913,298
4.50%, 11/15/23		245	260,440

			16,729,121

Other Industrial - 0.1%
Alfa SAB de CV
5.25%, 3/25/24 (b)		725	781,188

Services - 0.1%
S&P Global, Inc.
4.40%, 2/15/26		1,335	1,433,763
Total System Services, Inc.
2.375%, 6/01/18		195	195,854

			1,629,617

Technology - 0.9%
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 1/15/24 (b)		420	430,701
3.875%, 1/15/27 (b)		913	937,441
Dell International LLC/EMC Corp.
4.42%, 6/15/21 (b)		820	864,214
5.45%, 6/15/23 (b)		1,340	1,458,067
6.02%, 6/15/26 (b)		314	346,587
Fidelity National Information Services, Inc.
0.40%, 1/15/21	EUR	314	357,810
5.00%, 10/15/25	U.S.$	6	6,648

	Principal Amount (000)		U.S. $ Value
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	U.S.$	800	$839,264
HP, Inc.
3.75%, 12/01/20		317	331,075
4.375%, 9/15/21		72	76,738
4.65%, 12/09/21		180	194,234
KLA-Tencor Corp.
4.65%, 11/01/24		1,440	1,554,019
Lam Research Corp.
2.80%, 6/15/21		405	410,731
Seagate HDD Cayman
4.75%, 6/01/23-1/01/25		654	660,960
4.875%, 3/01/24 (b)		682	695,470
Tencent Holdings Ltd.
3.375%, 5/02/19 (b)		294	300,716
Western Digital Corp.
7.375%, 4/01/23 (b)		1,129	1,239,078

			10,703,753

Transportation - Services - 0.3%
Adani Ports & Special Economic Zone Ltd.
3.95%, 1/19/22 (b)		1,445	1,476,279
FedEx Corp.
1.00%, 1/11/23	EUR	1,035	1,190,672
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.375%, 2/01/22 (b)	U.S.$	815	837,113

			3,504,064

			83,145,217

Financial Institutions - 5.2%
Banking - 4.3%
ABN AMRO Bank NV
4.75%, 7/28/25 (b)		395	415,971
American Express Credit Corp.
0.625%, 11/22/21	EUR	570	654,756
Banco Santander SA
3.50%, 4/11/22	U.S.$	1,400	1,432,074
Bank of America Corp.
2.881%, 4/24/23		905	907,471
3.824%, 1/20/28		2,100	2,138,052
4.00%, 1/22/25		325	330,330
4.20%, 8/26/24		320	332,205
Series E
1.625%, 9/14/22 (b)	EUR	605	717,348
Barclays PLC
3.684%, 1/10/23	U.S.$	945	969,051
BNP Paribas SA
2.375%, 9/14/17		799	800,550
3.80%, 1/10/24 (b)		643	668,264
Series E
2.25%, 1/11/27 (b)	EUR	474	548,130
BPCE SA
5.15%, 7/21/24 (b)	U.S.$	295	315,600

	Principal Amount (000)		U.S. $ Value
5.70%, 10/22/23 (b)	U.S.$	1,106	$1,229,252
Citigroup, Inc.
3.875%, 3/26/25		200	201,346
Compass Bank
2.75%, 9/29/19		325	327,763
2.875%, 6/29/22		1,175	1,170,018
5.50%, 4/01/20		549	583,829
Cooperatieve Rabobank UA
3.95%, 11/09/22		1,070	1,118,461
4.375%, 8/04/25		1,197	1,254,325
Credit Agricole SA/London
4.125%, 1/10/27 (b)		708	739,817
Credit Suisse Group Funding Guernsey Ltd.
2.75%, 3/26/20		390	392,886
3.80%, 6/09/23		810	834,024
Series E
1.25%, 4/14/22 (b)	EUR	662	772,216
Fifth Third Bancorp
2.30%, 3/01/19	U.S.$	786	789,631
Goldman Sachs Group, Inc. (The)
3.75%, 5/22/25		246	251,402
3.85%, 1/26/27		281	286,044
5.75%, 1/24/22		2,629	2,959,544
Series E
1.625%, 7/27/26 (b)	EUR	1,280	1,446,250
Series G
7.50%, 2/15/19	U.S.$	400	434,080
HSBC Holdings PLC
4.00%, 3/30/22		1,850	1,949,289
4.041%, 3/13/28		454	470,467
4.375%, 11/23/26		313	324,531
6.00%, 9/29/23 (b)(e)	EUR	650	832,673
ING Groep NV
2.445% (LIBOR 3 Month + 1.15%), 3/29/22 (g)	U.S.$	489	496,751
JPMorgan Chase & Co.
2.295%, 8/15/21		127	126,258
3.22%, 3/01/25		1,235	1,238,446
3.782%, 2/01/28		1,338	1,368,586
Series X
6.10%, 10/01/24 (e)		430	466,266
Lloyds Banking Group PLC
4.582%, 12/10/25		473	490,260
4.65%, 3/24/26		531	553,217
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/01/26		230	240,221
Mizuho Bank Ltd.
2.45%, 4/16/19 (b)		765	768,787
Morgan Stanley
5.625%, 9/23/19		1,129	1,212,715
Series G
1.375%, 10/27/26	EUR	1,678	1,865,720
3.70%, 10/23/24	U.S.$	1,075	1,103,025
Nationwide Building Society
4.00%, 9/14/26 (b)		1,615	1,598,688
6.25%, 2/25/20 (b)		345	380,166

	Principal Amount (000)		U.S. $ Value
Rabobank Capital Funding Trust IV
5.556%, 12/31/19 (b)(e)	GBP	100	$139,908
Santander Issuances SAU
3.25%, 4/04/26 (b)	EUR	900	1,096,497
5.179%, 11/19/25	U.S.$	1,000	1,072,840
Santander UK Group Holdings PLC
2.875%, 8/05/21		1,553	1,555,019
Santander UK PLC
5.00%, 11/07/23 (b)		610	653,627
Standard Chartered PLC
4.30%, 2/19/27 (b)		373	375,786
Sumitomo Mitsui Banking Corp.
1.966%, 1/11/19		1,188	1,187,466
3.00%, 1/18/23		384	388,884
UBS AG/Stamford CT
7.625%, 8/17/22		280	328,994
UBS Group Funding Switzerland AG
4.125%, 9/24/25 (b)		1,125	1,177,728
UniCredit SpA
3.75%, 4/12/22 (b)		502	514,113
US Bancorp
Series J
5.30%, 4/15/27 (e)		888	945,064
Wells Fargo & Co.
3.069%, 1/24/23		953	964,760
4.125%, 8/15/23		1,815	1,919,036
Series E
2.625%, 8/16/22 (b)	EUR	211	264,821

			53,091,299

Insurance - 0.5%
Allianz SE
3.099%, 7/06/47 (b)		200	240,452
Aquarius & Investments PLC for Swiss Reinsurance Co., Ltd.
6.375%, 9/01/24 (b)	U.S.$	380	405,137
Aviva PLC
Series E
3.375%, 12/04/45 (b)	EUR	338	397,076
6.125%, 7/05/43 (b)		785	1,076,237
Guardian Life Insurance Co. of America (The)
7.375%, 9/30/39 (b)	U.S.$	374	535,157
Liberty Mutual Finance Europe DAC
1.75%, 3/27/24 (b)	EUR	245	284,352
Lincoln National Corp.
8.75%, 7/01/19	U.S.$	31	34,876
Massachusetts Mutual Life Insurance Co.
8.875%, 6/01/39 (b)		55	89,533
MetLife, Inc.
4.75%, 2/08/21		1,110	1,205,149
Nationwide Mutual Insurance Co.
9.375%, 8/15/39 (b)		495	835,604

	Principal Amount (000)		U.S. $ Value
Reliance Standard Life Global Funding II
2.50%, 4/24/19 (b)	U.S.$	770	$775,238
XLIT Ltd.
3.25%, 6/29/47	EUR	676	763,801

			6,642,612

REITS - 0.4%
American Tower Corp.
2.80%, 6/01/20	U.S.$	384	389,384
3.50%, 1/31/23		665	680,574
5.05%, 9/01/20		735	791,044
Brixmor Operating Partnership LP
3.85%, 2/01/25		416	411,628
Host Hotels & Resorts LP
Series D
3.75%, 10/15/23		25	25,470
Trust F/1401
5.25%, 1/30/26 (b)		760	788,464
Welltower, Inc.
4.00%, 6/01/25		1,231	1,274,601

			4,361,165

			64,095,076

Utility - 0.2%
Electric - 0.2%
Berkshire Hathaway Energy Co.
6.125%, 4/01/36		255	328,307
EDP Finance BV
4.125%, 1/15/20 (b)		252	260,734
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (b)		776	836,140
Monongahela Power Co.
4.10%, 4/15/24 (b)		305	323,672
Trans-Allegheny Interstate Line Co.
3.85%, 6/01/25 (b)		365	378,093

			2,126,946

Total Corporates - Investment Grade (cost $145,421,464)			149,367,239

MORTGAGE PASS-THROUGHS - 6.7%
Agency Fixed Rate 30-Year - 6.2%
Federal Home Loan Mortgage Corp. Gold
4.00%, 2/01/46		1,755	1,855,014
Series 2017
4.00%, 7/01/44		1,398	1,476,650
Federal National Mortgage Association
3.00%, 5/01/45-8/01/45		2,794	2,794,455
3.50%, 7/01/47, TBA		3,545	3,640,272
3.50%, 7/01/47, TBA		12,505	12,841,072
4.00%, 12/01/40-10/01/43		3,207	3,395,706
4.00%, 7/01/47, TBA		7,920	8,324,043
4.00%, 7/01/47, TBA		13,950	14,661,668
4.50%, 7/25/47, TBA		12,632	13,547,820

	Principal Amount (000)		U.S. $ Value
5.50%, 8/01/37-9/01/41	U.S.$	1,584	$1,763,811
Government National Mortgage Association
3.00%, 4/20/46-5/20/46		1,344	1,359,435
3.50%, 7/01/47, TBA		11,030	11,422,944

			77,082,890

Agency Fixed Rate 15-Year - 0.5%
Federal National Mortgage Association
2.50%, 3/01/28-2/01/32		3,937	3,963,160
Series 2016
2.50%, 12/01/31		1,911	1,923,795

			5,886,955

Total Mortgage Pass-Throughs (cost $83,296,217)			82,969,845

ASSET-BACKED SECURITIES - 4.6%
Autos - Fixed Rate - 2.4%
Ally Auto Receivables Trust
Series 2015-2, Class A3
1.49%, 11/15/19		673	673,428
Ally Master Owner Trust
Series 2015-3, Class A
1.63%, 5/15/20		1,391	1,391,170
Americredit Automobile Receivables Trust
Series 2016-4, Class A2A
1.34%, 4/08/20		767	765,797
Avis Budget Rental Car Funding AESOP LLC
Series 2013-2A, Class A
2.97%, 2/20/20 (b)		1,335	1,348,745
Bank of The West Auto Trust
Series 2015-1, Class A3
1.31%, 10/15/19 (b)		820	819,549
California Republic Auto Receivables Trust
Series 2015-2, Class A3
1.31%, 8/15/19		243	243,366
CarMax Auto Owner Trust
Series 2015-4, Class A3
1.56%, 11/16/20		805	804,256
Chrysler Capital Auto Receivables Trust
Series 2015-BA, Class A3
1.91%, 3/16/20 (b)		904	905,914
CPS Auto Trust
Series 2017-A, Class A
1.68%, 8/17/20 (b)		347	346,649
Drive Auto Receivables Trust
Series 2017-BA, Class A1
1.20%, 4/16/18 (b)		647	646,521
Enterprise Fleet Financing LLC
Series 2015-1, Class A2
1.30%, 9/20/20 (b)		557	556,527
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (b)		390	415,806

	Principal Amount (000)		U.S. $ Value
Series 2016-3A, Class A
1.84%, 11/16/20 (b)	U.S.$	295	$294,245
Series 2017-2A, Class A
2.11%, 6/15/21 (b)		577	576,463
Fifth Third Auto Trust
Series 2014-3, Class A4
1.47%, 5/17/21		961	960,645
First Investors Auto Owner Trust
Series 2016-2A, Class A1
1.53%, 11/16/20 (b)		134	133,954
Flagship Credit Auto Trust
Series 2016-2, Class D
8.56%, 11/15/23 (b)		330	356,774
Series 2016-4, Class A2
1.96%, 2/16/21 (b)		340	339,157
Series 2016-4, Class D
3.89%, 11/15/22 (b)		435	438,096
Series 2017-2, Class A
1.85%, 7/15/21 (b)		700	700,137
Ford Credit Auto Owner Trust
Series 2014-2, Class A
2.31%, 4/15/26 (b)		408	412,164
Ford Credit Auto Owner Trust/Ford Credit
Series 2014-1, Class A
2.26%, 11/15/25 (b)		1,500	1,513,765
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A1
1.98%, 1/15/22		816	813,758
Series 2016-1, Class A1
1.76%, 2/15/21		649	648,976
Series 2017-1, Class A1
2.07%, 5/15/22		1,090	1,090,197
GM Financial Automobile Leasing Trust
Series 2015-2, Class A3
1.68%, 12/20/18		1,124	1,125,296
Series 2015-3, Class A3
1.69%, 3/20/19		1,124	1,124,859
GMF Floorplan Owner Revolving Trust
Series 2015-1, Class A1
1.65%, 5/15/20 (b)		651	650,818
Harley-Davidson Motorcycle Trust
Series 2015-1, Class A3
1.41%, 6/15/20		426	425,671
Series 2015-2, Class A3
1.30%, 3/16/20		850	849,512
Hertz Vehicle Financing II LP
Series 2015-1A, Class A
2.73%, 3/25/21 (b)		1,975	1,963,801
Series 2015-1A, Class B
3.52%, 3/25/21 (b)		131	131,275
Series 2015-2A, Class A
2.02%, 9/25/19 (b)		643	640,092
Series 2015-3A, Class A
2.67%, 9/25/21 (b)		725	721,023
Hertz Vehicle Financing LLC

	Principal Amount (000)		U.S. $ Value
Series 2013-1A, Class B2
2.48%, 8/25/19 (b)	U.S.$	493	$488,907
Series 2016-1A, Class A
2.32%, 3/25/20 (b)		884	880,934
Hyundai Auto Lease Securitization Trust
Series 2015-B, Class A3
1.40%, 11/15/18 (b)		448	447,661
Mercedes Benz Auto Lease Trust
Series 2015-B, Class A3
1.34%, 7/16/18		560	560,335
Nissan Auto Lease Trust
Series 2015-A, Class A3
1.40%, 6/15/18		182	181,701
Porsche Innovative Lease Owner Trust
Series 2015-1, Class A4
1.43%, 5/21/21 (b)		220	219,940
Santander Drive Auto Receivables Trust
Series 2013-2, Class E
2.98%, 4/15/20 (b)		832	835,495
Series 2016-3, Class A2
1.34%, 11/15/19		542	541,468
Volkswagen Auto Loan Enhanced Trust
Series 2014-1, Class A3
0.91%, 10/22/18		73	73,114
Westlake Automobile Receivables Trust
Series 2015-3A, Class A2A
1.42%, 5/17/21 (b)		29	29,425
Series 2016-2A, Class A2
1.57%, 6/17/19 (b)		278	277,499

			29,364,885

Other ABS - Fixed Rate - 0.8%
Ascentium Equipment Receivables Trust
Series 2016-1A, Class A2
1.75%, 11/13/18 (b)		120	120,217
Citi Held For Asset Issuance
Series 2016-PM1, Class A
4.65%, 4/15/25 (b)		44	44,803
CNH Equipment Trust
Series 2014-B, Class A4
1.61%, 5/17/21		1,481	1,481,555
Series 2015-A, Class A4
1.85%, 4/15/21		1,143	1,145,173
Dell Equipment Finance Trust
Series 2015-1, Class A3
1.30%, 3/23/20 (b)		23	22,505
Marlette Funding Trust
Series 2016-1A, Class A
3.06%, 1/17/23 (b)		209	208,461
Series 2017-1A, Class A
2.827%, 3/15/24 (b)		536	537,927
Series 2017-2A, Class A
2.39%, 7/15/24 (b)		853	852,997
SBA Tower Trust
3.156%, 10/15/20 (b)		538	548,513

	Principal Amount (000)		U.S. $ Value
Series 2014-1A, Class C
2.898%, 10/15/44 (b)	U.S.$	396	$398,086
Series 2014-2A, Class C
3.869%, 10/15/49 (b)		774	785,348
SoFi Consumer Loan Program LLC
Series 2016-2, Class A
3.09%, 10/27/25 (b)		393	396,057
Series 2016-3, Class A
3.05%, 12/26/25 (b)		511	515,223
Series 2017-2, Class A
3.28%, 2/25/26 (b)		1,484	1,503,048
Volvo Financial Equipment LLC
Series 2015-1A, Class A3
1.51%, 6/17/19 (b)		1,307	1,307,841

			9,867,754

Credit Cards - Fixed Rate - 0.7%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22		1,597	1,607,146
Series 2015-2, Class A
1.56%, 3/15/21		658	658,200
Series 2015-4, Class A
1.72%, 8/16/21		643	643,349
Capital One Multi-Asset Execution Trust
Series 2015-A5, Class A5
1.60%, 5/17/21		713	713,404
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A
2.22%, 1/15/22		1,664	1,676,426
Series 2015-3, Class A
1.74%, 9/15/21		941	941,804
Series 2016-1, Class A
2.04%, 3/15/22		626	628,417
World Financial Network Credit Card Master Trust
Series 2013-A, Class A
1.61%, 12/15/21		1,456	1,456,124
Series 2016-B, Class A
1.44%, 6/15/22		607	605,483

			8,930,353

Credit Cards - Floating Rate - 0.4%
American Express Issuance Trust II
Series 2013-1, Class A
1.439% (LIBOR 1 Month + 0.28%), 2/15/19 (g)		1,570	1,572,699
Discover Card Execution Note Trust
Series 2015-A1, Class A1
1.509% (LIBOR 1 Month + 0.35%), 8/17/20 (g)		1,335	1,337,536
First National Master Note Trust
Series 2015-1, Class A
1.929% (LIBOR 1 Month + 0.77%), 9/15/20 (g)		956	957,085

	Principal Amount (000)		U.S. $ Value
World Financial Network Credit Card Master Trust
Series 2015-A, Class A
1.639% (LIBOR 1 Month + 0.48%), 2/15/22 (g)	U.S.$	1,132	$1,134,870

			5,002,190

Autos - Floating Rate - 0.3%
BMW Floorplan Master Owner Trust
Series 2015-1A, Class A
1.659% (LIBOR 1 Month + 0.50%), 7/15/20 (b)(g)		1,278	1,282,179
Ford Credit Floorplan Master Owner Trust
Series 2015-2, Class A2
1.729% (LIBOR 1 Month + 0.57%), 1/15/22 (g)		210	211,801
Hertz Fleet Lease Funding LP
Series 2014-1, Class A
1.517% (LIBOR 1 Month + 0.40%), 4/10/28 (b)(g)		158	157,536
NCF Dealer Floorplan Master Trust
Series 2014-1A, Class A
2.712% (LIBOR 1 Month + 1.50%), 10/20/20 (b)(g)		113	113,000
Volkswagen Credit Auto Master Trust
Series 2014-1A, Class A1
1.562% (LIBOR 1 Month + 0.35%), 7/22/19 (b)(g)		440	440,025
Wells Fargo Dealer Floorplan Master Note Trust
Series 2015-1, Class A
1.712% (LIBOR 1 Month + 0.50%), 1/20/20 (g)		1,296	1,298,363

			3,502,904

Total Asset-Backed Securities (cost $56,521,839)			56,668,086

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.4%
Risk Share Floating Rate - 3.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class M2B
7.716% (LIBOR 1 Month + 6.50%), 4/25/26 (g)(h)		463	481,502
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2014-DN4, Class M3
5.766% (LIBOR 1 Month + 4.55%), 10/25/24 (g)		1,238	1,364,745
Series 2014-HQ1, Class M2
3.716% (LIBOR 1 Month + 2.50%), 8/25/24 (g)		295	298,949
Series 2014-HQ2, Class M1
2.666% (LIBOR 1 Month + 1.45%), 9/25/24 (g)		130	130,388

	Principal Amount (000)		U.S. $ Value
Series 2014-HQ3, Class M3
5.966% (LIBOR 1 Month + 4.75%), 10/25/24 (g)	U.S.$	950	$1,053,056
Series 2015-DNA1, Class M2
3.066% (LIBOR 1 Month + 1.85%), 10/25/27 (g)		360	367,248
Series 2015-DNA1, Class M3
4.516% (LIBOR 1 Month + 3.30%), 10/25/27 (g)		520	576,946
Series 2015-DNA2, Class M2
3.816% (LIBOR 1 Month + 2.60%), 12/25/27 (g)		1,722	1,762,754
Series 2015-DNA3, Class M3
5.916% (LIBOR 1 Month + 4.70%), 4/25/28 (g)		834	959,074
Series 2015-HQ1, Class M2
3.416% (LIBOR 1 Month + 2.20%), 3/25/25 (g)		767	775,395
Series 2015-HQA1, Class M2
3.866% (LIBOR 1 Month + 2.65%), 3/25/28 (g)		1,536	1,574,943
Series 2015-HQA2, Class M2
4.016% (LIBOR 1 Month + 2.80%), 5/25/28 (g)		237	244,228
Series 2015-HQA2, Class M3
6.016% (LIBOR 1 Month + 4.80%), 5/25/28 (g)		539	621,383
Series 2016-DNA1, Class M2
4.116% (LIBOR 1 Month + 2.90%), 7/25/28 (g)		415	430,052
Series 2016-DNA1, Class M3
6.766% (LIBOR 1 Month + 5.55%), 7/25/28 (g)		318	373,754
Series 2016-DNA2, Class M3
5.866% (LIBOR 1 Month + 4.65%), 10/25/28 (g)		342	385,929
Series 2016-DNA3, Class M2
3.216% (LIBOR 1 Month + 2.00%), 12/25/28 (g)		644	658,838
Series 2016-DNA4, Class M2
2.516% (LIBOR 1 Month + 1.30%), 3/25/29 (g)		300	301,937
Series 2016-HQA1, Class M3
7.566% (LIBOR 1 Month + 6.35%), 9/25/28 (g)		386	473,026
Series 2017-DNA2, Class M2
4.666% (LIBOR 1 Month + 3.45%), 10/25/29 (g)		434	456,777
Federal National Mortgage Association
Connecticut Avenue Securities
Series 2014-C02, Class 1M1
2.166% (LIBOR 1 Month + 0.95%), 5/25/24 (g)		212	212,663
Series 2014-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
6.116% (LIBOR 1 Month + 4.90%), 11/25/24 (g)	U.S.	$ 1,395	$1,591,661
Series 2014-C04, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 11/25/24 (g)		1,137	1,281,714
Series 2015-C01, Class 1M2
5.516% (LIBOR 1 Month + 4.30%), 2/25/25 (g)		1,499	1,625,445
Series 2015-C01, Class 2M2
5.766% (LIBOR 1 Month + 4.55%), 2/25/25 (g)		960	1,037,438
Series 2015-C02, Class 1M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		1,195	1,290,575
Series 2015-C02, Class 2M2
5.216% (LIBOR 1 Month + 4.00%), 5/25/25 (g)		1,619	1,725,497
Series 2015-C03, Class 1M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		1,574	1,754,764
Series 2015-C03, Class 2M1
2.716% (LIBOR 1 Month + 1.50%), 7/25/25 (g)		79	79,301
Series 2015-C03, Class 2M2
6.216% (LIBOR 1 Month + 5.00%), 7/25/25 (g)		1,775	1,968,547
Series 2015-C04, Class 1M2
6.916% (LIBOR 1 Month + 5.70%), 4/25/28 (g)		1,032	1,176,358
Series 2015-C04, Class 2M2
6.766% (LIBOR 1 Month + 5.55%), 4/25/28 (g)		821	922,966
Series 2016-C01, Class 1M2
7.966% (LIBOR 1 Month + 6.75%), 8/25/28 (g)		1,355	1,639,689
Series 2016-C01, Class 2M2
8.166% (LIBOR 1 Month + 6.95%), 8/25/28 (g)		857	1,027,739
Series 2016-C02, Class 1M2
7.216% (LIBOR 1 Month + 6.00%), 9/25/28 (g)		1,393	1,630,061
Series 2016-C03, Class 1M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/28 (g)		91	92,349
Series 2016-C03, Class 1M2
6.516% (LIBOR 1 Month + 5.30%), 10/25/28 (g)		134	155,129
Series 2016-C03, Class 2M1
3.416% (LIBOR 1 Month + 2.20%), 10/25/28 (g)		152	154,161
Series 2016-C03, Class 2M2
7.116% (LIBOR 1 Month + 5.90%), 10/25/28 (g)		1,157	1,347,394
Series 2016-C04, Class 1M2

	Principal Amount (000)		U.S. $ Value
5.466% (LIBOR 1 Month + 4.25%), 1/25/29 (g)	U.S.$	331	$363,250
Series 2016-C05, Class 2M2
5.666% (LIBOR 1 Month + 4.45%), 1/25/29 (g)		453	499,150
Series 2016-C06, Class 1M2
5.466% (LIBOR 1 Month + 4.25%), 4/25/29 (g)		556	612,169
Series 2016-C07, Class 2M2
5.566% (LIBOR 1 Month + 4.35%), 4/25/29 (g)		275	300,370
Series 2017-C02, Class 2M2
4.866% (LIBOR 1 Month + 3.65%), 9/25/29 (g)		276	292,306
JP Morgan Madison Avenue Securities Trust
Series 2014-CH1, Class M2
5.466% (LIBOR 1 Month + 4.25%), 11/25/24 (g)(h)		107	116,622
Series 2015-CH1, Class M1
3.216% (LIBOR 1 Month + 2.00%), 10/25/25 (g)(h)		274	276,919
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.466% (LIBOR 1 Month + 5.25%), 11/25/25 (g)(h)		510	555,162
Series 2015-WF1, Class 2M2
6.716% (LIBOR 1 Month + 5.50%), 11/25/25 (g)(h)		144	163,861

			37,184,184

Non-Agency Fixed Rate - 0.3%
Alternative Loan Trust
Series 2005-57CB, Class 4A3
5.50%, 12/25/35		1,277	1,170,803
Series 2006-23CB, Class 1A7
6.00%, 8/25/36		274	265,607
Series 2006-9T1, Class A1
5.75%, 5/25/36		337	261,117
Credit Suisse Mortgage Trust
Series 2010-6R, Class 3A2
5.875%, 1/26/38 (b)		490	401,455
RBSSP Resecuritization Trust
Series 2009-7, Class 10A3
6.00%, 8/26/37 (b)		675	587,195
Series 2010-9, Class 7A6
6.00%, 5/26/37 (b)(f)		610	481,609

			3,167,786

Agency Floating Rate - 0.1%
Federal National Mortgage Association REMICs
Series 2011-131, Class ST
5.324% (6.54% - LIBOR 1 Month), 12/25/41 (g)(i)		1,802	393,999
Series 2016-77, Class DS

	Principal Amount (000)		U.S. $ Value
4.78% (6.00% - LIBOR 1 Month), 10/25/46 (g)(i)	U.S.	$ 3,641	$743,264

			1,137,263

Total Collateralized Mortgage Obligations (cost $38,605,603)			41,489,233

COMMERCIAL MORTGAGE-BACKED SECURITIES – 2.7%
Non-Agency Fixed Rate CMBS – 2.1%
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.874%, 6/10/49		248	248,768
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41		13	13,478
BHMS Commercial Mortgage Trust
Series 2014-ATLS, Class AFX
3.601%, 7/05/33 (b)		1,895	1,918,706
CGRBS Commercial Mortgage Trust
Series 2013-VN05, Class A
3.369%, 3/13/35 (b)		1,120	1,158,487
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D
5.014%, 9/10/45 (b)		673	619,728
Series 2015-GC27, Class A5
3.137%, 2/10/48		838	842,327
Series 2016-C1, Class A4
3.209%, 5/10/49		1,411	1,422,141
COBALT CMBS Commercial Mortgage Trust
Series 2007-C3, Class AM
6.061%, 5/15/46		80	80,199
Commercial Mortgage Loan Trust
Series 2008-LS1, Class A1A
6.335%, 12/10/49		1,882	1,891,071
Commercial Mortgage Trust
Series 2013-CR6, Class A2
2.122%, 3/10/46		2,981	2,986,643
CSAIL Commercial Mortgage Trust
Series 2015-C3, Class A4
3.718%, 8/15/48		671	698,194
Series 2015-C4, Class A4
3.808%, 11/15/48		770	804,733
GS Mortgage Securities Trust
Series 2011-GC5, Class D
5.566%, 8/10/44 (b)		755	741,298
Series 2013-G1, Class A1
2.059%, 4/10/31 (b)		360	351,427
Series 2013-G1, Class A2
3.557%, 4/10/31 (b)		1,094	1,092,073
Series 2014-GC18, Class D
5.109%, 1/10/47 (b)		200	170,685
JP Morgan Chase Commercial Mortgage Securities Trust

	Principal Amount (000)		U.S. $ Value
Series 2006-LDP9, Class AM
5.372%, 5/15/47	U.S.$	655	$654,270
Series 2007-LD12, Class AM
6.264%, 2/15/51		538	545,627
Series 2011-C5, Class D
5.588%, 8/15/46 (b)		116	117,188
Series 2012-C6, Class E
5.299%, 5/15/45 (b)		375	337,022
Series 2012-CBX, Class E
5.387%, 6/15/45 (b)		305	305,669
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class XA
1.087%, 9/15/47 (j)		16,506	831,467
Series 2015-C31, Class A3
3.801%, 8/15/48		719	754,065
Series 2015-C32, Class C
4.818%, 11/15/48		704	677,855
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AJ
5.452%, 9/15/39		576	501,350
LSTAR Commercial Mortgage Trust
Series 2015-3, Class A2
2.729%, 4/20/48 (b)		784	787,670
Series 2016-4, Class A2
2.579%, 3/10/49 (b)		1,327	1,295,002
ML-CFC Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, 9/12/49		536	536,186
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class D
5.00%, 7/15/56		464	463,995
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class A5
2.85%, 12/10/45		2,030	2,047,414
Wachovia Bank Commercial Mortgage Trust
Series 2006-C26, Class A1A
6.009%, 6/15/45		26	26,150
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1, Class C
4.619%, 9/15/48		669	646,883
Series 2016-LC25, Class C
4.584%, 12/15/59		125	122,385
Series 2016-NXS6, Class C
4.453%, 11/15/49		750	746,557

			26,436,713

Non-Agency Floating Rate CMBS - 0.6%
CGBAM Commercial Mortgage Trust
Series 2016-IMC, Class A
3.072% (LIBOR 1 Month + 1.90%), 11/15/21 (b)(g)		469	468,993
Series 2016-IMC, Class C
5.122% (LIBOR 1 Month + 3.95%), 11/15/21 (b)(g)		861	864,330

	Principal Amount (000)		U.S. $ Value
CSMC Mortgage-Backed Trust
Series 2016-MFF, Class D
5.367% (LIBOR 1 Month + 4.60%), 11/15/33 (b)(g)	U.S.$	640	$643,599
H/2 Asset Funding NRE
Series 2015-1A
2.42% (LIBOR 1 Month + 1.65%), 6/24/49 (g)(h)		435	435,323
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2015-SGP, Class A
2.859% (LIBOR 1 Month + 1.70%), 7/15/36 (b)(g)		1,073	1,075,692
Morgan Stanley Capital I Trust
Series 2015-XLF2, Class AFSA
2.997% (LIBOR 1 Month + 1.87%), 8/15/26 (b)(g)		288	287,913
Series 2015-XLF2, Class SNMA
3.077% (LIBOR 1 Month + 1.95%), 11/15/26 (b)(g)		326	323,214
Resource Capital Corp., Ltd.
Series 2014-CRE2, Class A
2.222% (LIBOR 1 Month + 1.05%), 4/15/32 (b)(g)		88	87,926
Starwood Retail Property Trust
Series 2014-STAR, Class A
2.347% (LIBOR 1 Month + 1.22%), 11/15/27 (b)(g)		2,537	2,512,353
Waldorf Astoria Boca Raton Trust
Series 2016-BOCA, Class A
2.509% (LIBOR 1 Month + 1.35%), 6/15/29 (b)(g)		209	209,647

			6,908,990

Total Commercial Mortgage-Backed Securities (cost $33,993,042)			33,345,703

CORPORATES - NON-INVESTMENT GRADE - 2.1%
Industrial - 1.2%
Basic - 0.1%
Anglo American Capital PLC
3.75%, 4/10/22 (b)		600	604,554
CF Industries, Inc.
4.95%, 6/01/43		282	243,490
NOVA Chemicals Corp.
5.25%, 8/01/23 (b)		295	303,284
SPCM SA
4.875%, 9/15/25 (b)		488	497,755

			1,649,083

Communications - Media - 0.1%
CSC Holdings LLC
6.75%, 11/15/21		285	315,503
SFR Group SA
5.375%, 5/15/22 (b)	EUR	105	125,086

	Principal Amount (000)		U.S. $ Value
7.375%, 5/01/26 (b)	U.S.$	505	$547,673

			988,262

Communications - Telecommunications - 0.2%
CenturyLink, Inc.
Series S 6.45%, 6/15/21		249	269,704
Series Y 7.50%, 4/01/24		535	586,698
Sprint Capital Corp.
6.90%, 5/01/19		1,230	1,313,246
Uniti Group, Inc./CSL Capital LLC
6.00%, 4/15/23 (b)		81	84,232
Wind Acquisition Finance SA
4.75%, 7/15/20 (b)		650	656,896

			2,910,776

Consumer Cyclical - Automotive - 0.1%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (b)		340	340,530
Allison Transmission, Inc.
5.00%, 10/01/24 (b)		393	403,536
LKQ Italia Bondco SpA
3.875%, 4/01/24 (b)	EUR	156	192,729

			936,795

Consumer Cyclical - Other - 0.2%
Cirsa Funding Luxembourg SA
5.875%, 5/15/23 (b)		315	377,769
International Game Technology PLC
4.75%, 2/15/23 (b)		305	379,384
6.25%, 2/15/22 (b)	U.S.$	345	377,116
6.50%, 2/15/25 (b)		885	975,960
KB Home
4.75%, 5/15/19		265	273,131

			2,383,360

Consumer Cyclical - Retailers - 0.0%
Dufry Finance SCA
4.50%, 8/01/23 (b)	EUR	153	186,326
Hanesbrands, Inc.
4.625%, 5/15/24 (b)	U.S.$	282	286,650

			472,976

Consumer Non-Cyclical - 0.1%
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (b)		110	116,029
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (b)		119	122,322
4.875%, 11/01/26 (b)		118	122,190
Synlab Bondco PLC
6.25%, 7/01/22 (b)	EUR	157	193,914

	Principal Amount (000)		U.S. $ Value
Valeant Pharmaceuticals International, Inc.
4.50%, 5/15/23 (b)		315	$295,151
5.875%, 5/15/23 (b)	U.S.$	168	144,043
6.125%, 4/15/25 (b)		615	521,416

			1,515,065

Energy – 0.1%
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		521	338,249
Southern Star Central Corp.
5.125%, 7/15/22 (b)		482	490,083

			828,332

Technology – 0.1%
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (b)		399	438,737
EMC Corp.
3.375%, 6/01/23		760	729,075

			1,167,812

Transportation - Services - 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (b)		817	772,645
5.50%, 4/01/23		217	215,544
6.375%, 4/01/24 (b)		36	36,000
Europcar Groupe SA
5.75%, 6/15/22 (b)	EUR	173	207,989
Hertz Corp. (The)
5.50%, 10/15/24	U.S.$	158	161,379
5.50%, 10/15/24 (b)		350	286,983
Loxam SAS
4.25%, 4/15/24 (b)	EUR	160	192,881
7.00%, 7/23/22 (b)		280	335,888

			2,209,309

			15,061,770

Financial Institutions - 0.9%
Banking - 0.8%
ABN AMRO Bank NV
5.75%, 9/22/20 (b)(e)		210	253,943
Bank of America Corp.
Series Z
6.50%, 10/23/24 (e)	U.S.$	275	306,311
Bank of Ireland
7.375%, 6/18/20 (b)(e)	EUR	480	596,454
Barclays Bank PLC
6.86%, 6/15/32 (b)(e)	U.S.$	205	239,018
Barclays PLC
8.00%, 12/15/20 (e)	EUR	630	789,891

	Principal Amount (000)		U.S. $ Value
Citigroup, Inc.
Series P
5.95%, 5/15/25 (e)	U.S.$	655	$699,081
Credit Suisse Group AG
7.50%, 12/11/23 (b)(e)		200	224,436
Intesa Sanpaolo SpA
5.017%, 6/26/24 (b)		590	599,168
Series E
3.928%, 9/15/26 (b)	EUR	441	532,560
Lloyds Banking Group PLC
6.375%, 6/27/20 (b)(e)		446	546,116
7.50%, 6/27/24 (e)	U.S.$	355	390,067
Royal Bank of Scotland Group PLC
6.125%, 12/15/22		330	361,515
8.625%, 8/15/21 (e)		1,235	1,345,681
Series U
7.64%, 9/30/17 (e)		1,400	1,342,418
Standard Chartered PLC
2.68% (LIBOR 3 Month + 1.51%), 1/30/27 (b)(e)(g)		1,000	850,460
7.50%, 4/02/22 (b)(e)		557	595,990

			9,673,109

Finance - 0.1%
Navient Corp.
6.625%, 7/26/21		1,220	1,310,768

			10,983,877

Total Corporates - Non-Investment Grade (cost $25,461,188)			26,045,647

GOVERNMENTS - SOVEREIGN AGENCIES - 1.4%
Canada - 1.4%
Canada Housing Trust No. 1
1.90%, 9/15/26 (b)	CAD	2,900	2,182,178
2.25%, 12/15/25 (b)		7,560	5,881,328
3.80%, 6/15/21 (b)		11,485	9,584,325

Total Governments - Sovereign Agencies (cost $17,581,754)			17,647,831

EMERGING MARKETS - TREASURIES - 1.2%
Argentina – 0.2%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	14,064	940,769
16.00%, 10/17/23		24,013	1,554,123

			2,494,892

	Principal Amount (000)		U.S. $ Value
Brazil - 1.0%
Brazil Notas do Tesouro Nacional
Series F
10.00%, 1/01/21-1/01/27	BRL	39,245	$11,802,917

Total Emerging Markets - Treasuries (cost $13,946,447)			14,297,809

COVERED BONDS - 0.7%
Australia - 0.1%
Commonwealth Bank of Australia
Series E
0.75%, 11/04/21 (b)	EUR	720	843,186
Westpac Banking Corp.
Series E
1.50%, 3/24/21 (b)		690	829,600

			1,672,786

Canada - 0.1%
National Bank of Canada
1.50%, 3/25/21 (b)		561	674,866
Royal Bank of Canada
1.625%, 8/04/20 (b)		675	810,092

			1,484,958

Denmark - 0.1%
Danske Bank A/S
Series E
1.25%, 6/11/21 (b)		700	837,825

Norway - 0.1%
DNB Boligkreditt AS
Series E
3.875%, 6/16/21		573	753,496

Spain - 0.1%
Banco de Sabadell SA
0.875%, 11/12/21 (b)		600	703,978
CaixaBank SA
Series 27
Zero Coupon, (EURIBOR 3 Month + 0.08%), 1/09/18 (g)		200	228,535

			932,513

Switzerland - 0.1%
Credit Suisse AG/Guernsey
Series E
1.75%, 1/15/21 (b)		660	798,339
UBS AG/London
Series E
1.375%, 4/16/21 (b)		670	802,668

			1,601,007

	Principal Amount (000)		U.S. $ Value
United Kingdom - 0.1%
Santander UK PLC
Series E
1.625%, 11/26/20 (b)		664	$799,553

Total Covered Bonds (cost $7,816,637)			8,082,138

AGENCIES - 0.5%
Agency Debentures - 0.5%
Residual Funding Corp. Principal Strip Zero Coupon, 7/15/20 (cost $5,772,711)	U.S.$	6,490	6,146,030

Total Agencies (cost $5,772,711)			6,146,030

QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Chile - 0.1%
Empresa de Transporte de Pasajeros Metro SA
4.75%, 2/04/24 (b)		1,503	1,630,755

China - 0.2%
State Grid Overseas Investment Ltd.
2.25%, 5/04/20 (b)		900	897,201
4.125%, 5/07/24 (b)		951	1,009,891

			1,907,092

Kazakhstan - 0.0%
KazMunayGas National Co. JSC
6.375%, 4/09/21 (b)		256	277,760
7.00%, 5/05/20 (b)		225	244,406

			522,166

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		938	949,256
4.875%, 1/18/24		865	876,158

			1,825,414

Total Quasi-Sovereigns (cost $5,681,223)			5,885,427

EMERGING MARKETS - CORPORATE BONDS - 0.5%
Industrial - 0.5%
Capital Goods - 0.1%
Odebrecht Finance Ltd.
5.25%, 6/27/29 (b)		415	149,400
7.125%, 6/26/42 (b)		1,765	710,413

			859,813

	Principal Amount (000)		U.S. $ Value
Communications - Telecommunications - 0.0%
MTN Mauritius Investment Ltd.
5.373%, 2/13/22 (b)	U.S.$	341	$351,656

Consumer Non-Cyclical - 0.1%
MARB BondCo PLC
7.00%, 3/15/24 (b)		669	645,585
Marfrig Holdings Europe BV
8.00%, 6/08/23 (b)		200	203,500
Minerva Luxembourg SA
6.50%, 9/20/26 (b)		648	630,990

			1,480,075

Energy - 0.2%
Petrobras Global Finance BV
6.125%, 1/17/22		1,144	1,179,801
8.75%, 5/23/26		340	390,619
Ultrapar International SA
5.25%, 10/06/26 (b)		542	541,323

			2,111,743

Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (b)		710	729,241

Total Emerging Markets - Corporate Bonds (cost $5,630,427)			5,532,528

EMERGING MARKETS - SOVEREIGNS - 0.4%
Angola - 0.0%
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (b)		391	402,705

Argentina - 0.0%
Argentine Republic Government International Bond
5.625%, 1/26/22		497	508,928

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (b)		515	520,150

Brazil - 0.0%
Brazilian Government International Bond
4.875%, 1/22/21		188	197,024

Dominican Republic - 0.1%
Dominican Republic International Bond
5.95%, 1/25/27 (b)		446	465,513
7.50%, 5/06/21 (b)		380	418,475

			883,988

	Principal Amount (000)		U.S. $ Value
Egypt - 0.2%
Citigroup Global Markets Holdings, Inc./United States
Series F
Zero Coupon, 3/08/18 (b)	EGP	9,421	$459,421
Egypt Government International Bond
6.125%, 1/31/22 (b)	U.S.$	433	442,201
7.50%, 1/31/27 (b)		535	567,769
HSBC Bank PLC
Series E
Zero Coupon, 11/02/17 (b)	EGP	9,350	482,412

			1,951,803

Ivory Coast - 0.0%
Ivory Coast Government International Bond
5.125%, 6/15/25 (b)	EUR	139	160,346

Total Emerging Markets - Sovereigns (cost $4,559,041)			4,624,944

LOCAL GOVERNMENTS - PROVINCIAL BONDS - 0.2%
Canada - 0.2%
Province of British Columbia Canada
3.25%, 12/18/21	CAD	1,337	1,095,272
Province of Manitoba Canada
3.85%, 12/01/21		1,220	1,020,254

Total Local Governments - Provincial Bonds (cost $2,611,179)			2,115,526

GOVERNMENTS - SOVEREIGN BONDS - 0.1%
France - 0.0%
Dexia Credit Local SA/New York NY
1.50%, 10/07/17 (b)	U.S.$	735	734,757

Qatar - 0.1%
Qatar Government International Bond
2.375%, 6/02/21 (b)		873	851,175

Total Governments - Sovereign Bonds (cost $1,600,480)			1,585,932

LOCAL GOVERNMENTS - REGIONAL BONDS - 0.1%
Argentina - 0.1%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (b)		167	172,010
9.125%, 3/16/24 (b)		440	496,100
Provincia de Cordoba
7.125%, 6/10/21 (b)		210	222,075

Total Local Governments - Regional Bonds (cost $863,097)			890,185

Company	Shares		U.S. $ Value
SHORT-TERM INVESTMENTS - 10.6%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (a)(k) (cost $62,283,784)		62,283,784	$62,283,784

	Principal Amount (000)
Agency Discount Note - 2.1%
Federal Home Loan Bank Discount Notes Zero Coupon, 7/12/17-11/10/17 (cost $26,085,687)	U.S.$	26,145	26,085,687

Governments - Treasuries - 1.9%
Japan - 1.9%
Japan Treasury Discount Bill
Series 673
Zero Coupon, 7/03/17	JPY	1,370,000	12,180,484
Series 687
Zero Coupon, 12/11/17		1,285,000	11,431,253

Total Governments - Treasuries (cost $24,059,775)			23,611,737

U.S. Treasury Bills - 1.1%
U.S. Treasury Bill Zero Coupon, 8/24/17 (cost $13,981,588)	U.S.$	14,000	13,981,588

Commercial Paper - 0.4%
Bank of Tokyo-Mitsubishi UFJ Ltd. Series CP Zero Coupon, 8/11/17 (cost $5,373,356)		5,380	5,373,356

Total Short-Term Investments (cost $131,784,190)			131,336,152

Total Investments - 105.0% (cost $1,261,982,217) (l)			1,291,304,328
Other assets less liabilities - (5.0)%			(61,708,880)

Net Assets - 100.0%			$1,229,595,448

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Canadian Bond Futures	14	September 2017	$1,559,562	$1,517,350	$(42,212)
10 Yr Japan Bond (OSE) Futures	20	September 2017	26,732,902	26,692,154	(40,748)
Euro Buxl 30 Yr Bond Futures	104	September 2017	19,827,373	19,423,489	(403,884)
Euro STOXX 50 Index Futures	1,323	September 2017	53,516,311	51,844,606	(1,671,705)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Euro-BOBL Futures	339	September 2017	$51,385,340	$50,992,756	$(392,584)
Euro-Bund Futures	205	September 2017	38,507,840	37,900,352	(607,488)
FTSE 100 Index Futures	398	September 2017	38,537,883	37,543,306	(994,577)
Mini MSCI Emerging Markets Futures	415	September 2017	20,739,452	20,922,225	182,773
Russell 2000 Mini Futures	223	September 2017	15,816,721	15,769,445	(47,276)
S&P 500 E Mini Futures	105	September 2017	12,755,300	12,709,725	(45,575)
S&P Mid 400 E Mini Futures	12	September 2017	2,108,657	2,095,320	(13,337)
TOPIX Index Futures	279	September 2017	39,913,998	39,974,083	60,085
U.S. Long Bond (CBT) Futures	22	September 2017	3,385,351	3,381,125	(4,226)
U.S. T-Note 2 Yr (CBT) Futures	61	September 2017	13,203,963	13,182,672	(21,291)
U.S. T-Note 5 Yr (CBT) Futures	336	September 2017	39,703,559	39,592,875	(110,684)
U.S. T-Note 10 Yr (CBT) Futures	537	September 2017	67,593,174	67,410,281	(182,893)
U.S. Ultra Bond (CBT) Futures	227	September 2017	37,020,479	37,653,625	633,146
Sold Contracts
10 Yr Australian Bond Futures	192	September 2017	19,352,085	19,075,015	277,070
10 Yr Canadian Bond Futures	350	September 2017	38,962,553	37,933,760	1,028,793
10 Yr Mini Japan Government Bond Futures	37	September 2017	4,947,583	4,941,996	5,587
Euro-BOBL Futures	374	September 2017	56,799,238	56,257,495	541,743
Euro-Bund Futures	40	September 2017	7,523,064	7,395,191	127,873
Euro-OAT Futures	28	September 2017	4,779,721	4,748,419	31,302
Hang Seng Index Futures	48	July 2017	7,876,736	7,864,796	11,940
Long Gilt Futures	327	September 2017	54,310,268	53,480,393	829,875
S&P TSX 60 Index Futures	112	September 2017	15,492,154	15,359,408	132,746
SPI 200 Futures	133	September 2017	14,625,403	14,436,555	188,848
U.S. 10 Yr Ultra Futures	68	September 2017	9,168,736	9,167,250	1,486
U.S. T-Note 2 Yr (CBT) Futures	61	September 2017	13,202,772	13,182,672	20,100
U.S. T-Note 5 Yr (CBT) Futures	120	September 2017	14,182,366	14,140,312	42,054
U.S. T-Note 10 Yr (CBT) Futures	36	September 2017	4,527,014	4,519,125	7,889

					$(455,170)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	AUD	22,735	USD	17,167	7/10/17	$(305,364)
Australia and New Zealand Banking Group Ltd.	USD	1,084	NZD	1,519	7/10/17	28,877
Bank of America, NA	JPY	710,000	USD	6,399	7/14/17	84,038
Bank of America, NA	KRW	5,982,365	USD	5,311	7/27/17	85,670
Bank of America, NA	CAD	17,984	USD	13,320	8/16/17	(558,048)
Bank of America, NA	JPY	2,051,045	USD	18,050	8/16/17	(217,428)
Bank of America, NA	USD	542	MYR	2,311	8/18/17	(5,665)
Bank of America, NA	INR	228,056	USD	3,510	8/22/17	(141)
Bank of America, NA	RUB	58,473	USD	998	9/13/17	21,508
Barclays Bank PLC	USD	1,238	CNY	8,446	8/16/17	4,430
BNP Paribas SA	AUD	9,762	USD	7,376	8/16/17	(122,862)
BNP Paribas SA	GBP	7,304	USD	9,454	8/16/17	(71,357)
BNP Paribas SA	USD	8,027	EUR	7,322	8/16/17	354,106
BNP Paribas SA	USD	11,562	GBP	8,921	8/16/17	73,477
Citibank, NA	BRL	28,221	USD	8,530	7/05/17	12,101
Citibank, NA	USD	7,902	BRL	26,316	7/05/17	40,790
Citibank, NA	USD	577	BRL	1,905	7/05/17	(1,636)
Citibank, NA	NZD	8,993	USD	6,257	7/10/17	(332,118)
Citibank, NA	ZAR	47,759	USD	3,592	7/11/17	(55,188)
Citibank, NA	EUR	2,196	USD	2,465	7/13/17	(44,869)
Citibank, NA	COP	5,474,002	USD	1,870	7/14/17	75,751
Citibank, NA	USD	854	COP	2,505,700	7/14/17	(32,787)
Citibank, NA	TWD	164,311	USD	5,421	7/28/17	15,430
Citibank, NA	BRL	26,316	USD	7,856	8/02/17	(40,887)
Citibank, NA	USD	7,265	EUR	6,453	8/16/17	121,122
Citibank, NA	USD	2,718	TRY	9,774	8/18/17	24,426
Citibank, NA	USD	10,164	INR	657,612	8/21/17	(41,105)
Citibank, NA	INR	426,563	USD	6,572	8/22/17	6,417
Citibank, NA	USD	12,298	JPY	1,340,186	9/15/17	(345,410)
Credit Suisse International	BRL	1,727	USD	524	7/05/17	2,831
Credit Suisse International	USD	522	BRL	1,727	7/05/17	(740)
Credit Suisse International	EUR	3,580	SEK	34,798	7/13/17	41,355
Credit Suisse International	GBP	5,439	EUR	6,235	7/13/17	38,307
Credit Suisse International	USD	1,940	NOK	16,366	7/14/17	21,208
Credit Suisse International	CHF	3,643	USD	3,770	8/16/17	(39,259)
Credit Suisse International	GBP	9,466	USD	12,106	8/16/17	(238,174)
Credit Suisse International	SEK	62,573	USD	6,946	8/16/17	(498,905)
Credit Suisse International	USD	28,837	EUR	26,082	8/16/17	1,017,526
Credit Suisse International	USD	9,839	GBP	7,848	8/16/17	395,748
Credit Suisse International	USD	14,056	SEK	123,120	8/16/17	592,705
Credit Suisse International	TRY	6,435	USD	1,800	8/18/17	(5,518)
Credit Suisse International	USD	5,162	CAD	6,819	8/24/17	101,288
Credit Suisse International	GBP	3,706	USD	4,744	9/15/17	(93,440)
Deutsche Bank AG	BRL	23,906	USD	7,220	7/05/17	3,705
Deutsche Bank AG	USD	7,226	BRL	23,906	7/05/17	(10,252)
Goldman Sachs Bank USA	BRL	2,588	USD	784	7/05/17	3,290
Goldman Sachs Bank USA	USD	782	BRL	2,588	7/05/17	(1,110)
Goldman Sachs Bank USA	NZD	1,657	USD	1,153	7/10/17	(61,216)
Goldman Sachs Bank USA	USD	887	AUD	1,168	7/10/17	10,412
Goldman Sachs Bank USA	EUR	57,591	USD	61,288	7/13/17	(4,516,176)
Goldman Sachs Bank USA	USD	677	EUR	633	7/13/17	46,419
Goldman Sachs Bank USA	JPY	3,272,114	USD	28,770	7/14/17	(333,227)
Goldman Sachs Bank USA	PLN	19,002	USD	4,888	7/20/17	(239,124)
Goldman Sachs Bank USA	GBP	12,218	USD	15,793	7/21/17	(127,678)
Goldman Sachs Bank USA	TWD	51,217	USD	1,705	8/16/17	20,587
Goldman Sachs Bank USA	USD	16,067	JPY	1,773,387	8/16/17	(272,499)
HSBC Bank USA	SEK	62,675	USD	7,081	7/14/17	(362,339)
HSBC Bank USA	USD	4,082	PLN	15,271	7/20/17	38,915
HSBC Bank USA	MXN	166,252	USD	9,201	8/03/17	82,766
HSBC Bank USA	CAD	33,741	USD	25,461	8/24/17	(579,904)
HSBC Bank USA	USD	4,809	GBP	3,706	9/15/17	28,535
JPMorgan Chase Bank, NA	CAD	2,264	NZD	2,401	7/10/17	13,451

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	EUR	517	USD	569	7/13/17	$(20,898)
JPMorgan Chase Bank, NA	USD	1,819	SEK	15,800	7/14/17	57,741
JPMorgan Chase Bank, NA	GBP	632	USD	806	7/21/17	(17,643)
JPMorgan Chase Bank, NA	USD	3,066	GBP	2,412	7/21/17	77,098
JPMorgan Chase Bank, NA	MXN	42,393	USD	2,323	8/03/17	(2,438)
JPMorgan Chase Bank, NA	AUD	8,073	USD	6,057	8/16/17	(144,839)
JPMorgan Chase Bank, NA	USD	26,623	CAD	35,107	8/16/17	469,095
JPMorgan Chase Bank, NA	USD	1,049	CHF	1,048	8/16/17	46,152
JPMorgan Chase Bank, NA	USD	3,650	CNY	24,888	8/16/17	12,787
JPMorgan Chase Bank, NA	USD	9,854	EUR	9,170	8/16/17	642,505
JPMorgan Chase Bank, NA	USD	28,798	JPY	3,182,975	8/16/17	(448,410)
JPMorgan Chase Bank, NA	USD	2,914	SEK	25,140	8/16/17	76,613
JPMorgan Chase Bank, NA	USD	2,240	JPY	254,506	9/15/17	29,959
JPMorgan Chase Bank, NA	USD	1,709	TWD	51,355	9/20/17	(19,453)
Morgan Stanley & Co., Inc.	EUR	449	USD	503	7/13/17	(9,736)
Morgan Stanley & Co., Inc.	JPY	2,530,000	USD	23,165	7/14/17	662,102
Morgan Stanley & Co., Inc.	SEK	68,761	USD	7,768	7/14/17	(397,540)
Morgan Stanley & Co., Inc.	AUD	5,642	USD	4,140	8/16/17	(193,802)
Morgan Stanley & Co., Inc.	CHF	1,055	USD	1,096	8/16/17	(6,972)
Morgan Stanley & Co., Inc.	JPY	1,505,294	USD	13,444	8/16/17	37,077
Morgan Stanley & Co., Inc.	NOK	10,950	USD	1,274	8/16/17	(38,235)
Royal Bank of Scotland PLC	EUR	974	USD	1,037	7/13/17	(76,288)
Royal Bank of Scotland PLC	USD	4,513	EUR	4,084	7/13/17	153,965
Royal Bank of Scotland PLC	CAD	8,592	USD	6,272	8/16/17	(358,502)
State Street Bank & Trust Co.	NZD	591	USD	411	7/10/17	(21,856)
State Street Bank & Trust Co.	USD	401	AUD	528	7/10/17	4,738
State Street Bank & Trust Co.	USD	527	NZD	747	7/10/17	20,273
State Street Bank & Trust Co.	EUR	471	USD	539	7/13/17	940
State Street Bank & Trust Co.	EUR	4,192	USD	4,692	7/13/17	(98,719)
State Street Bank & Trust Co.	USD	1,169	EUR	1,054	7/13/17	35,034
State Street Bank & Trust Co.	JPY	186,420	USD	1,697	7/14/17	39,110
State Street Bank & Trust Co.	USD	911	SEK	7,909	7/14/17	28,679
State Street Bank & Trust Co.	GBP	526	USD	676	7/21/17	(9,188)
State Street Bank & Trust Co.	MXN	8,355	USD	456	8/03/17	(2,239)
State Street Bank & Trust Co.	SGD	366	USD	263	8/17/17	(3,569)
State Street Bank & Trust Co.	USD	323	TRY	1,159	8/18/17	2,642
State Street Bank & Trust Co.	USD	491	CAD	650	8/24/17	10,120
State Street Bank & Trust Co.	USD	3,246	EUR	2,965	9/15/17	152,974
UBS AG	USD	703	MYR	2,994	8/18/17	(8,162)

						$(5,466,120)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 28, 5 Year Index, 6/20/22*	5.00%	3.39%	$2,720	$192,361	$18,314

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(CME Group)	$1,140	12/21/26	3 Month LIBOR	2.497%	$23,416
Citigroup Global Markets, Inc./(LCH Group)	1,600	4/01/20	1.562%	3 Month LIBOR	4,854
Citigroup Global Markets, Inc./(LCH Group)	2,445	7/02/20	3 Month LIBOR	1.778%	17,507
Citigroup Global Markets, Inc./(LCH Group)	1,810	8/11/20	3 Month LIBOR	1.709%	6,667
Citigroup Global Markets, Inc./(LCH Group)	2,250	4/27/21	3 Month LIBOR	1.328%	(41,143)
Citigroup Global Markets, Inc./(LCH Group)	515	10/04/21	1.180%	3 Month LIBOR	14,688
Citigroup Global Markets, Inc./(LCH Group)	2,650	11/12/24	2.464%	3 Month LIBOR	(67,083)
Citigroup Global Markets, Inc./(LCH Group)	610	4/21/25	1.972%	3 Month LIBOR	6,927
Citigroup Global Markets, Inc./(LCH Group)	1,430	6/09/25	2.470%	3 Month LIBOR	(34,291)
Citigroup Global Markets, Inc./(LCH Group)	484	8/04/25	2.285%	3 Month LIBOR	(7,858)
Citigroup Global Markets, Inc./(LCH Group)	2,226	11/10/25	2.235%	3 Month LIBOR	(12,703)
Citigroup Global Markets, Inc./(LCH Group)	1,990	4/27/26	1.773%	3 Month LIBOR	68,375
Citigroup Global Markets, Inc./(LCH Group)	2,230	6/28/26	1.439%	3 Month LIBOR	143,835

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Citigroup Global Markets, Inc./(LCH Group)		$1,550	11/08/26	1.657%	3 Month LIBOR	$75,999
Citigroup Global Markets, Inc./(LCH Group)		1,550	11/09/26	1.672%	3 Month LIBOR	74,057
Citigroup Global Markets, Inc./(LCH Group)		1,010	11/10/35	2.613%	3 Month LIBOR	(22,882)
Morgan Stanley & Co., LLC/(CME Group)	MXN	19,773	6/22/20	4 Week TIIE	6.770%	741
Morgan Stanley & Co., LLC/(CME Group)	JPY	2,386,320	3/31/22	0.099%	6 Month LIBOR	32
Morgan Stanley & Co., LLC/(CME Group)	SEK	41,470	3/31/22	3 Month STIBOR	0.341%	(9,208)
Morgan Stanley & Co., LLC/(CME Group)	NZD	16,730	3/31/22	3 Month BKBM	2.936%	143,260
Morgan Stanley & Co., LLC/(CME Group)		$1,040	4/04/27	2.436%	3 Month LIBOR	(17,815)
Morgan Stanley & Co., LLC/(CME Group)		5,570	4/26/27	2.287%	3 Month LIBOR	(14,068)
Morgan Stanley & Co., LLC/(CME Group)	MXN	7,204	6/14/27	7.090%	4 Week TIIE	2,074
Morgan Stanley & Co., LLC/(LCH Group)		$840	10/04/26	1.459%	3 Month LIBOR	54,639

						$410,020

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citibank, NA
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)%	0.72%	$573	$(48,848)	$(13,833)	$(35,015)
Sprint Communications, Inc.,
8.375%, 8/15/17, 6/20/19*	(5.00)	0.72	657	(56,009)	(16,446)	(39,563)
Credit Suisse International
CDX-CMBX.NA.AAA
Series 9, 9/17/58*	(0.50)	0.69	2,896	39,393	37,246	2,147

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
CDX-CMBX.NA. AAA Series 9, 9/17/58*	(0.50)%	0.69%	$404	$5,506	$5,555	$(49)
Morgan Stanley & Co. International PLC
CDX-CMBX.NA. AAA Series 9, 9/17/58*	(0.50)	0.69	868	11,844	11,620	224
CDX-CMBX.NA. AAA Series 9, 9/17/58*	(0.50)	0.69	433	5,909	5,797	112
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	273	(31,704)	(38,271)	6,567
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	200	(23,293)	(28,703)	5,410
Credit Suisse International
CDX-CMBX.NA. A Series 6, 5/11/63*	2.00	2.66	370	(11,713)	(8,698)	(3,015)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	198	(22,994)	(14,470)	(8,524)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	673	(78,157)	(46,020)	(32,137)
Deutsche Bank AG
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	218	(25,353)	(29,037)	3,684
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	242	(28,104)	(29,260)	1,156
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	243	(28,220)	(29,369)	1,149
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	35	(4,065)	(4,337)	272
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	357	(41,460)	(40,654)	(806)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	36	(4,181)	(2,184)	(1,997)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	663	(76,997)	(57,645)	(19,352)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at June 30, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00%	5.74%	$952	$(110,559)	$(70,527)	$(40,032)
Goldman Sachs International
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	779	(90,793)	(109,171)	18,378
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	353	(40,995)	(50,782)	9,787
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	69	(8,013)	(7,874)	(139)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	18	(2,090)	(1,705)	(385)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	35	(4,064)	(3,654)	(410)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	35	(4,065)	(3,377)	(688)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	239	(27,756)	(26,916)	(840)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	209	(24,272)	(19,090)	(5,182)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	700	(81,293)	(56,566)	(24,727)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	940	(109,165)	(79,102)	(30,063)
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	1,128	(130,998)	(58,311)	(72,687)
Morgan Stanley Capital Services LLC
CDX-CMBX.NA. BBB Series 6, 5/11/63*	3.00	5.74	272	(31,589)	(20,275)	(11,314)

				$(1,084,098)	$(806,059)	$(278,039)

*	Termination date

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Bank of America, NA	$6,450	7/15/21	1.765%	CPI	#	$35,643
Barclays Bank PLC	6,180	7/15/20	1.527%	CPI	#	55,316
Barclays Bank PLC	2,350	1/15/21	1.490%	CPI	#	22,468

						$113,427

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	33,035	LIBOR Plus 0.28%	$14,772	11/15/17	$61,073

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $189,560,301 or 15.4% of net assets.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(f)	Variable rate coupon, rate shown as of June 30, 2017.
(g)	Floating Rate Security. Stated interest/floor rate was in effect at June 30, 2017.
(h)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.16% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Bellemeade Re II Ltd. Series 2016-1A, Class M2B 7.716%, 4/25/26	4/29/16	$462,949	$481,502	0.04%
H/2 Asset Funding NRE Series 2015-1A 2.42%, 6/24/49	6/19/15	435,323	435,323	0.04%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
JP Morgan Madison Avenue Securities Trust Series 2015-CH1, Class M1 3.216%, 10/25/25	9/18/15	$273,725	$276,919	0.02%
JP Morgan Madison Avenue Securities Trust Series 2014-CH1, Class M2 5.466%, 11/25/24	11/06/15	105,636	116,622	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2 6.466%, 11/25/25	9/28/15	510,424	555,162	0.04%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2 6.716%, 11/25/25	9/28/15	143,672	163,861	0.01%

(i)	Inverse interest only security.
(j)	IO - Interest Only.
(k)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(l)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $38,326,993 and gross unrealized depreciation of investments was $(9,004,882), resulting in net unrealized appreciation of $29,322,111.

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:

ABS	-	Asset-Backed Securities
BKBM	-	Bank Bill Benchmark (New Zealand)
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index

CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LCH	-	London Clearing House
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
OAT	-	Obligations Assimilables du Trésor
OSE	-	Osaka Securities Exchange
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TBA	-	To Be Announced
TIIE	-	Banco de México Equilibrium Interbank Interest Rate
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Overlay B Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$282,271,047		$	– 0	–	$	– 0	–	$282,271,047
Governments - Treasuries	– 0	–		263,597,087			– 0	–	263,597,087
Inflation-Linked Securities	– 0	–		157,405,939			– 0	–	157,405,939
Corporates - Investment Grade	– 0	–		149,367,239			– 0	–	149,367,239
Mortgage Pass-Throughs	– 0	–		82,969,845			– 0	–	82,969,845
Asset-Backed Securities	– 0	–		50,877,621			5,790,465		56,668,086
Collateralized Mortgage Obligations	– 0	–		41,489,233			– 0	–	41,489,233
Commercial Mortgage-Backed Securities	– 0	–		22,518,422			10,827,281		33,345,703

Corporates - Non-Investment Grade	– 0	–	26,045,647		– 0	–	26,045,647
Governments - Sovereign Agencies	– 0	–	17,647,831		– 0	–	17,647,831
Emerging Markets - Treasuries	– 0	–	14,297,809		– 0	–	14,297,809
Covered Bonds	– 0	–	8,082,138		– 0	–	8,082,138
Agencies	– 0	–	6,146,030		– 0	–	6,146,030
Quasi-Sovereigns	– 0	–	5,885,427		– 0	–	5,885,427
Emerging Markets - Corporate Bonds	– 0	–	5,532,528		– 0	–	5,532,528
Emerging Markets - Sovereigns	– 0	–	4,624,944		– 0	–	4,624,944
Local Governments - Provincial Bonds	– 0	–	2,115,526		– 0	–	2,115,526
Governments - Sovereign Bonds	– 0	–	1,585,932		– 0	–	1,585,932
Local Governments - Regional Bonds	– 0	–	890,185		– 0	–	890,185
Short-Term Investments:
Investment Companies	62,283,784		– 0	–	– 0	–	62,283,784
Agency Discount Note	– 0	–	26,085,687		– 0	–	26,085,687
Governments - Treasuries	– 0	–	23,611,737		– 0	–	23,611,737
U.S. Treasury Bills	– 0	–	13,981,588		– 0	–	13,981,588
Commercial Paper	– 0	–	5,373,356		– 0	–	5,373,356

Total Investments in Securities	344,554,831		930,131,751		16,617,746		1,291,304,328
Other Financial Instruments(a):
Assets:
Futures	3,862,437		260,873		– 0	–	4,123,310
Forward Currency Exchange Contracts	– 0	–	5,966,795		– 0	–	5,966,795
Centrally Cleared Credit Default Swaps	– 0	–	18,314		– 0	–	18,314
Centrally Cleared Interest Rate Swaps	– 0	–	637,071		– 0	–	637,071
Credit Default Swaps	– 0	–	48,886		– 0	–	48,886
Inflation (CPI) Swaps	– 0	–	113,427		– 0	–	113,427
Total Return Swaps	– 0	–	61,073		– 0	–	61,073
Liabilities:
Futures	(1,912,198)		(2,666,282)		– 0	–	(4,578,480)
Forward Currency Exchange Contracts	– 0	–	(11,432,915)		– 0	–	(11,432,915)
Centrally Cleared Interest Rate Swaps	– 0	–	(227,051)		– 0	–	(227,051)
Credit Default Swaps	– 0	–	(326,925)		– 0	–	(326,925)

Total (b)	$346,505,070		$922,585,017		$16,617,746		$1,285,707,833

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between Level 1 and Level 2 during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Asset-Backed Securities		Commercial Mortgage-Backed Securities		Collateralized Mortgage Obligations
Balance as of 9/30/16	$3,576,399		$18,066,415			$626,943
Accrued discounts/(premiums)	123		(16,439)			– 0	–
Realized gain (loss)	18,976		(524,985)			– 0	–
Change in unrealized appreciation/depreciation	3,898		195,909			(399)
Purchases/Payups	3,878,142		1,617,719			– 0	–
Sales/Paydowns	(1,687,074)		(9,261,999)			(159,544)
Transfers in to Level 3	– 0	–	750,662			– 0	–
Transfers out of Level 3	– 0	–	– 0	–		(467,000)

Balance as of 6/30/17	$5,790,464		$10,827,282		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$14,886		$(41,524)		$	– 0	–

Total
Balance as of 9/30/16	$22,269,757
Accrued discounts/(premiums)	(16,316)
Realized gain (loss)	(506,009)
Change in unrealized appreciation/depreciation	199,408
Purchases/Payups	5,495,861
Sales/Paydowns	(11,108,617)
Transfers in to Level 3	750,662
Transfers out of Level 3	(467,000)

Balance as of 6/30/17	$16,617,746 (a)

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(26,638)

(a)	There were de minimis transfers under 1% of net assets during the reporting period.

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

														Distributions
Affiliated Issuer	Market Value 9/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/17 (000)		Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$	– 0	–	$49,744	$	– 0	–	$	– 0	–	$(829)	$48,915		$	– 0	–	$	– 0	–
AB Pooling Portfolio–Multi-Asset Real Return Portfolio		60,284		1,551		62,608			(2,336)		3,109	– 0	–		1,551			– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc. - Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$94,809	$270,174	$302,699	$62,284	$619

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 53.7%
Information Technology - 14.8%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	6,920	$1,036,547
Cisco Systems, Inc.	761,542	23,836,265
Infinera Corp. (a)	70,380	750,955
Lumentum Holdings, Inc. (a)	16,670	951,023
NETGEAR, Inc. (a)	16,884	727,700

		27,302,490

Electronic Equipment, Instruments & Components - 0.5%
Anixter International, Inc. (a)	17,210	1,345,822
Avnet, Inc.	29,570	1,149,682
CDW Corp./DE	284,062	17,762,397
Coherent, Inc. (a)	4,060	913,459
VeriFone Systems, Inc. (a)	60,500	1,095,050
Vishay Intertechnology, Inc.	54,330	901,878

		23,168,288

Internet Software & Services - 3.9%
2U, Inc. (a)	27,410	1,286,077
Alphabet, Inc.-Class C (a)	75,154	68,294,694
CoStar Group, Inc. (a)	6,170	1,626,412
eBay, Inc. (a)	545,280	19,041,178
Facebook, Inc.-Class A (a)	476,112	71,883,390
GrubHub, Inc. (a)	28,580	1,246,088
LogMeIn, Inc.	12,570	1,313,565
Pandora Media, Inc. (a)	46,854	417,938
Trade Desk, Inc. (The)-Class A (a)	23,413	1,173,225
Wix.com Ltd. (a)	9,329	649,298

		166,931,865

IT Services - 2.1%
Amdocs Ltd.	23,930	1,542,528
Booz Allen Hamilton Holding Corp.	39,060	1,271,013
Convergys Corp.	33,471	795,940
Fiserv, Inc. (a)	176,600	21,605,244
Genpact Ltd.	50,670	1,410,146
International Business Machines Corp.	97,850	15,052,266
Vantiv, Inc.-Class A (a)	12,045	762,930
Visa, Inc.-Class A	512,258	48,039,555

		90,479,622

Semiconductors & Semiconductor Equipment - 1.8%
Cypress Semiconductor Corp.	102,720	1,402,128
Integrated Device Technology, Inc. (a)	41,400	1,067,706
Intel Corp.	671,036	22,640,755
Mellanox Technologies Ltd. (a)	13,400	580,220
Microsemi Corp. (a)	13,510	632,268
ON Semiconductor Corp. (a)	38,805	544,822
Qorvo, Inc. (a)	14,293	905,033
Texas Instruments, Inc.	335,620	25,819,247

Company	Shares	U.S. $ Value
Xilinx, Inc.	353,961	22,766,771

		76,358,950

Software - 2.9%
Adobe Systems, Inc. (a)	99,112	14,018,401
Aspen Technology, Inc. (a)	16,915	934,723
CyberArk Software Ltd. (a)	17,864	892,307
Ellie Mae, Inc. (a)	10,960	1,204,614
Guidewire Software, Inc. (a)	13,967	959,673
HubSpot, Inc. (a)	12,846	844,624
Microsoft Corp.	759,881	52,378,597
Oracle Corp.	941,209	47,192,219
Splunk, Inc. (a)	19,247	1,094,962
Take-Two Interactive Software, Inc. (a)	18,997	1,394,000
Tyler Technologies, Inc. (a)	9,660	1,696,972
Ultimate Software Group, Inc. (The) (a)	4,371	918,172
Verint Systems, Inc. (a)	31,250	1,271,875

		124,801,139

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc. (b)	556,651	80,168,877
Hewlett Packard Enterprise Co.	762,790	12,654,686
HP, Inc.	1,242,480	21,718,551
NCR Corp. (a)	35,360	1,444,102
Xerox Corp.	478,943	13,760,032

		129,746,248

		638,788,602

Financials - 8.0%
Banks - 4.4%
Associated Banc-Corp.	45,880	1,156,176
Bank of America Corp.	2,536,491	61,535,272
Comerica, Inc.	21,940	1,606,886
First Republic Bank/CA	13,095	1,310,809
Fulton Financial Corp.	59,190	1,124,610
Huntington Bancshares, Inc./OH	123,620	1,671,342
JPMorgan Chase & Co.	531,292	48,560,089
Signature Bank/New York NY (a)	9,532	1,368,128
SVB Financial Group (a)	9,121	1,603,381
Synovus Financial Corp.	28,780	1,273,227
Texas Capital Bancshares, Inc. (a)	13,160	1,018,584
US Bancorp	560,800	29,116,736
Webster Financial Corp.	26,165	1,366,336
Wells Fargo & Co.	632,721	35,059,071
Zions Bancorporation	37,250	1,635,647

		189,406,294

Capital Markets - 0.7%
Affiliated Managers Group, Inc.	7,195	1,193,363
Goldman Sachs Group, Inc. (The)	116,489	25,848,909
Lazard Ltd.-Class A	27,870	1,291,217

Company	Shares	U.S. $ Value
Stifel Financial Corp. (a)	19,441	893,897

		29,227,386

Consumer Finance - 0.8%
Capital One Financial Corp.	182,806	15,103,431
OneMain Holdings, Inc. (a)	24,010	590,406
Synchrony Financial	608,995	18,160,231

		33,854,068

Insurance - 2.1%
Allstate Corp. (The)	291,424	25,773,539
American Financial Group, Inc./OH	14,724	1,463,124
American International Group, Inc.	434,049	27,136,743
First American Financial Corp.	26,790	1,197,245
FNF Group	190,154	8,524,604
Hanover Insurance Group, Inc. (The)	6,860	608,002
Progressive Corp. (The)	481,712	21,238,682
Reinsurance Group of America, Inc.-Class A	11,580	1,486,756
Selective Insurance Group, Inc.	17,250	863,363
Validus Holdings Ltd.	19,760	1,026,927

		89,318,985

Thrifts & Mortgage Finance - 0.0%
Essent Group Ltd. (a)	39,593	1,470,484

		343,277,217

Health Care - 7.6%
Biotechnology - 1.2%
Alder Biopharmaceuticals, Inc. (a)	15,879	181,815
Avexis, Inc. (a)	6,290	516,786
BeiGene Ltd. (ADR) (a)	1,900	85,500
Biogen, Inc. (a)(b)	67,872	18,417,746
Biohaven Pharmaceutical Holding Co., Ltd. (a)	4,793	119,825
Blueprint Medicines Corp. (a)	11,654	590,508
Clovis Oncology, Inc. (a)	9,980	934,428
DBV Technologies SA (Sponsored ADR) (a)	12,193	435,412
Gilead Sciences, Inc.	374,346	26,496,210
Loxo Oncology, Inc. (a)	10,707	858,594
Neurocrine Biosciences, Inc. (a)	12,504	575,184
Prothena Corp. PLC (a)	9,380	507,646
Sage Therapeutics, Inc. (a)	6,641	528,889
TESARO, Inc. (a)	4,369	611,048
Ultragenyx Pharmaceutical, Inc. (a)	6,520	404,957

		51,264,548

Health Care Equipment & Supplies - 1.7%
Align Technology, Inc. (a)	11,673	1,752,351
DENTSPLY SIRONA, Inc.	10,615	688,277
DexCom, Inc. (a)	14,580	1,066,527
Edwards Lifesciences Corp. (a)	243,115	28,745,917
Glaukos Corp. (a)	17,760	736,507
Intuitive Surgical, Inc. (a)	25,202	23,573,195
Medtronic PLC	172,779	15,334,136

Company	Shares	U.S. $ Value
Nevro Corp. (a)	12,627	939,828
Penumbra, Inc. (a)	12,533	1,099,771

		73,936,509

Health Care Providers & Services - 2.6%
Aetna, Inc.	198,483	30,135,674
Cigna Corp.	130,270	21,805,895
LifePoint Health, Inc. (a)	22,320	1,498,788
McKesson Corp.	106,583	17,537,167
Molina Healthcare, Inc. (a)	18,780	1,299,200
Quest Diagnostics, Inc.	68,250	7,586,670
Teladoc, Inc. (a)	31,728	1,100,962
UnitedHealth Group, Inc.	165,811	30,744,676
WellCare Health Plans, Inc. (a)	7,700	1,382,612

		113,091,644

Life Sciences Tools & Services - 0.1%
ICON PLC (a)	27,355	2,675,045

Pharmaceuticals - 2.0%
Akorn, Inc. (a)	15,456	518,394
GW Pharmaceuticals PLC (ADR) (a)	3,881	389,070
Johnson & Johnson (b)	311,744	41,240,614
Medicines Co. (The) (a)	12,450	473,224
Merck & Co., Inc.	289,017	18,523,100
Pfizer, Inc.	731,032	24,555,365

		85,699,767

		326,667,513

Consumer Discretionary - 7.4%
Auto Components - 0.5%
Cooper-Standard Holdings, Inc. (a)	5,982	603,404
Dana, Inc.	57,420	1,282,189
Lear Corp.	6,081	863,988
Magna International, Inc. (New York)-Class A	375,841	17,412,714
Tenneco, Inc.	15,040	869,763

		21,032,058

Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	19,427	1,499,959
Grand Canyon Education, Inc. (a)	20,678	1,621,362
Sotheby’s (a)	26,700	1,432,989

		4,554,310

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	58,100	1,233,463
Brinker International, Inc.	28,011	1,067,219
Buffalo Wild Wings, Inc. (a)	6,603	836,600
Dave & Buster’s Entertainment, Inc. (a)	17,035	1,132,998
Hilton Grand Vacations, Inc. (a)	28,827	1,039,502
McDonald’s Corp.	130,549	19,994,885
Planet Fitness, Inc.	77,303	1,804,252

Company	Shares	U.S. $ Value
Starbucks Corp.	453,690	26,454,664
Vail Resorts, Inc.	8,480	1,719,998

		55,283,581

Household Durables - 0.1%
CalAtlantic Group, Inc.	35,100	1,240,785
PulteGroup, Inc.	33,950	832,793

		2,073,578

Internet & Direct Marketing Retail - 0.4%
Expedia, Inc.	4,333	645,400
Priceline Group, Inc. (The) (a)	9,160	17,133,963

		17,779,363

Media - 2.4%
CBS Corp.-Class B	279,819	17,846,856
Comcast Corp.-Class A	1,197,972	46,625,070
IMAX Corp. (a)	38,970	857,340
Omnicom Group, Inc.	162,080	13,436,432
Regal Entertainment Group-Class A	69,690	1,425,858
Scholastic Corp.	19,110	833,005
Walt Disney Co. (The)	220,161	23,392,106

		104,416,667

Multiline Retail - 0.0%
Ollie’s Bargain Outlet Holdings, Inc. (a)	31,090	1,324,434

Specialty Retail - 2.1%
Burlington Stores, Inc. (a)	21,951	2,019,273
Caleres, Inc.	35,680	991,190
Children’s Place, Inc. (The)	6,590	672,839
Five Below, Inc. (a)	28,342	1,399,245
Floor & Decor Holdings, Inc.-Class A (a)	15,684	615,754
Home Depot, Inc. (The)	310,000	47,554,000
Lithia Motors, Inc.-Class A	14,176	1,335,804
Michaels Cos., Inc. (The) (a)	58,160	1,077,123
Ross Stores, Inc.	267,173	15,423,897
TJX Cos., Inc. (The)	270,376	19,513,036
Ulta Salon Cosmetics & Fragrance, Inc. (a)	4,393	1,262,285

		91,864,446

Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	86,500	666,915
NIKE, Inc.-Class B	320,507	18,909,913

		19,576,828

		317,905,265

Industrials - 5.2%
Aerospace & Defense - 1.4%
Esterline Technologies Corp. (a)	11,330	1,074,084
Hexcel Corp.	27,422	1,447,607
L3 Technologies, Inc.	140,689	23,506,318
Northrop Grumman Corp.	108,538	27,862,790
TransDigm Group, Inc.	4,770	1,282,510

Company	Shares	U.S. $ Value
United Technologies Corp.	38,777	4,735,060

		59,908,369

Air Freight & Logistics - 0.0%
Atlas Air Worldwide Holdings, Inc. (a)	17,630	919,404
Expeditors International of Washington, Inc.	20,918	1,181,449

		2,100,853

Airlines - 0.6%
Delta Air Lines, Inc.	432,500	23,242,550
SkyWest, Inc.	32,930	1,155,843

		24,398,393

Building Products - 0.1%
AO Smith Corp.	27,440	1,545,695
Lennox International, Inc.	8,680	1,593,995

		3,139,690

Commercial Services & Supplies - 0.1%
ABM Industries, Inc.	17,380	721,618
Advanced Disposal Services, Inc. (a)	35,082	797,414
Copart, Inc. (a)	43,740	1,390,494
Steelcase, Inc. - Class A	60,331	844,634

		3,754,160

Construction & Engineering - 0.1%
AECOM (a)	36,095	1,166,951
Dycom Industries, Inc. (a)	10,570	946,227
Quanta Services, Inc. (a)	32,900	1,083,068
Tutor Perini Corp. (a)	37,680	1,083,300

		4,279,546

Electrical Equipment - 0.7%
AMETEK, Inc.	19,529	1,182,872
Eaton Corp. PLC	342,922	26,689,619
EnerSys	15,060	1,091,097
Regal Beloit Corp.	16,930	1,380,641

		30,344,229

Industrial Conglomerates - 1.0%
Carlisle Cos., Inc.	11,086	1,057,604
General Electric Co.	410,051	11,075,478
Honeywell International, Inc.	228,939	30,515,279

		42,648,361

Machinery - 0.5%
Gardner Denver Holdings, Inc. (a)	51,663	1,116,438
IDEX Corp.	14,944	1,688,822
Kennametal, Inc.	18,820	704,244
Lincoln Electric Holdings, Inc.	15,934	1,467,362
Middleby Corp. (The) (a)	8,772	1,065,886
Nordson Corp.	13,660	1,657,231
Oshkosh Corp.	183,699	12,653,187

Company	Shares	U.S. $ Value
SPX FLOW, Inc. (a)	34,680	1,278,998
Terex Corp.	39,400	1,477,500

		23,109,668

Road & Rail - 0.6%
Genesee & Wyoming, Inc.-Class A (a)	15,336	1,048,829
Norfolk Southern Corp.	187,987	22,878,018
Ryder System, Inc.	13,588	978,064
Werner Enterprises, Inc.	36,630	1,075,091

		25,980,002

Trading Companies & Distributors - 0.1%
MSC Industrial Direct Co., Inc.-Class A	13,510	1,161,319
SiteOne Landscape Supply, Inc. (a)	17,328	902,096
Watsco, Inc.	6,540	1,008,468

		3,071,883

		222,735,154

Consumer Staples - 5.0%
Beverages - 0.8%
Cott Corp.	41,934	605,527
PepsiCo, Inc.	309,854	35,785,038

		36,390,565

Food & Staples Retailing - 1.3%
Costco Wholesale Corp. (b)	111,213	17,786,295
CVS Health Corp.	326,623	26,280,086
Wal-Mart Stores, Inc.	181,154	13,709,735

		57,776,116

Food Products - 0.9%
Conagra Brands, Inc.	566,118	20,244,380
Ingredion, Inc.	5,938	707,869
Tyson Foods, Inc.-Class A	285,686	17,892,514

		38,844,763

Household Products - 1.0%
Kimberly-Clark Corp.	58,788	7,590,119
Procter & Gamble Co. (The)	415,172	36,182,240

		43,772,359

Tobacco - 1.0%
Altria Group, Inc.	551,679	41,083,535

		217,867,338

Utilities - 2.2%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	497,088	34,532,703
Edison International (b)	426,853	33,375,636
PNM Resources, Inc.	34,630	1,324,598
Portland General Electric Co.	23,620	1,079,198

		70,312,135

Company	Shares	U.S. $ Value
Gas Utilities - 0.0%
Southwest Gas Holdings, Inc.	7,700	562,562

Multi-Utilities - 0.6%
NiSource, Inc.	891,955	22,619,978
NorthWestern Corp.	14,740	899,435

		23,519,413

		94,394,110

Energy - 2.1%
Energy Equipment & Services - 0.5%
Helix Energy Solutions Group, Inc. (a)	38,240	215,674
Helmerich & Payne, Inc.	14,506	788,256
Oil States International, Inc. (a)	24,640	668,976
RPC, Inc.	68,500	1,384,385
Schlumberger Ltd. (b)	248,177	16,339,974
Superior Energy Services, Inc. (a)	66,450	693,073

		20,090,338

Oil, Gas & Consumable Fuels - 1.6%
Devon Energy Corp.	234,216	7,487,885
EOG Resources, Inc.	318,294	28,811,973
Hess Corp.	271,703	11,919,611
HollyFrontier Corp.	33,010	906,785
Marathon Petroleum Corp.	312,243	16,339,676
Oasis Petroleum, Inc. (a)	76,860	618,723
Parsley Energy, Inc. - Class A (a)	26,675	740,231
PDC Energy, Inc. (a)	14,754	636,045
QEP Resources, Inc. (a)	103,470	1,045,047
SM Energy Co.	50,770	839,228
SRC Energy, Inc. (a)	144,770	974,302

		70,319,506

		90,409,844

Materials - 0.6%
Chemicals - 0.6%
Dow Chemical Co. (The)	318,126	20,064,207
Huntsman Corp.	32,860	849,102
Ingevity Corp. (a)	10,548	605,455
PolyOne Corp.	33,683	1,304,880
Trinseo SA	18,010	1,237,287

		24,060,931

Construction Materials - 0.0%
Martin Marietta Materials, Inc.	5,699	1,268,484

Containers & Packaging - 0.0%
Graphic Packaging Holding Co.	106,590	1,468,810

		26,798,225

Telecommunication Services - 0.4%
Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp. (a)	114,500	748,830

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.4%
T-Mobile US, Inc. (a)	299,859	18,177,453

		18,926,283

Real Estate - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
Education Realty Trust, Inc.	33,510	1,298,512
Empire State Realty Trust, Inc. - Class A	46,978	975,733
Gramercy Property Trust	55,277	1,642,280
Mid-America Apartment Communities, Inc.	142,323	14,997,998

		18,914,523

Total Common Stocks (cost $1,770,438,455)		2,316,684,074

INVESTMENT COMPANIES - 37.5%
Funds and Investment Trusts - 37.5% (c)
AB All Market Real Return Portfolio - Class Z	43,583,894	360,002,968
Bernstein Fund, Inc. - International Small Cap Portfolio - Class Z	16,888,823	199,456,996
Bernstein Fund, Inc. - International Strategic Equities Portfolio - Class Z	27,526,941	330,323,298
Bernstein Fund, Inc. - Small Cap Core Portfolio - Class Z	8,344,023	97,541,634
iShares Core MSCI Emerging Markets ETF	3,196,514	159,953,561
Sanford C. Bernstein Fund, Inc. - AB Emerging Markets Portfolio - Class Z	3,196,302	93,619,699
Sanford C. Bernstein Fund, Inc. - AB Tax-Managed International Portfolio - Class Z	22,148,564	374,089,240

Total Investment Companies (cost $1,414,816,468)		1,614,987,396

SHORT-TERM INVESTMENTS - 8.7%
Investment Companies - 8.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (c)(d) (cost $366,254,561)	366,254,561	366,254,561

	Principal Amount (000)
U.S. Treasury Bills - 0.2%
U.S. Treasury Bill
Zero Coupon, 8/10/17-8/17/17	$6,500	6,493,589
Zero Coupon, 8/03/17	1,000	999,267

Total U.S. Treasury Bills (cost $7,492,856)		7,492,856

Total Short-Term Investments (cost $373,747,417)		373,747,417

U.S. $ Value
Total Investments - 99.9% (cost $3,559,002,340) (e)	4,305,418,887
Other assets less liabilities - 0.1%	4,621,492

Net Assets - 100.0%	$4,310,040,379

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	7,613	September 2017	$307,951,381	$298,331,810	$(9,619,571)
FTSE 100 Index Futures	2,973	September 2017	287,700,270	280,442,839	(7,257,431)
TOPIX Index Futures	1,954	September 2017	279,893,983	279,961,858	67,875
U.S. T-Note 10 Yr (CBT) Futures	5,451	September 2017	685,573,531	684,270,844	(1,302,687)
U.S. Ultra Bond (CBT) Futures	241	September 2017	39,157,257	39,975,875	818,618
Sold Contracts
Hang Seng Index Futures	544	July 2017	89,256,561	89,134,352	122,209
Russell 2000 Mini Futures	438	September 2017	31,054,594	30,973,170	81,424
S&P 500 E Mini Futures	1,411	September 2017	171,317,750	170,794,495	523,255
S&P Mid 400 E-Mini Futures	107	September 2017	18,715,404	18,683,270	32,134
S&P TSX 60 Index Futures	1,503	September 2017	207,898,962	206,117,767	1,781,195
SPI 200 Futures	1,509	September 2017	165,937,843	163,795,196	2,142,647

					$(12,610,332)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	149,358	USD	110,476	8/16/17	$(4,781,914)
BNP Paribas SA	AUD	126,178	USD	95,341	8/16/17	(1,588,067)
BNP Paribas SA	GBP	85,093	USD	110,025	8/16/17	(948,309)
BNP Paribas SA	USD	6,579	AUD	8,665	8/16/17	77,307
BNP Paribas SA	USD	66,803	EUR	60,938	8/16/17	2,946,884
BNP Paribas SA	USD	105,598	GBP	81,486	8/16/17	671,097
Citibank, NA	NOK	3,448	USD	401	8/16/17	(12,080)
Citibank, NA	USD	67,956	EUR	60,360	8/16/17	1,132,945
Credit Suisse International	CHF	36,845	USD	38,128	8/16/17	(397,065)
Credit Suisse International	GBP	115,989	USD	148,348	8/16/17	(2,918,542)
Credit Suisse International	SEK	677,370	USD	75,189	8/16/17	(5,400,789)
Credit Suisse International	USD	272,708	EUR	246,815	8/16/17	9,798,363
Credit Suisse International	USD	86,563	GBP	69,045	8/16/17	3,481,734
Credit Suisse International	USD	119,109	SEK	1,042,985	8/16/17	4,980,850
Goldman Sachs Bank USA	USD	150,121	JPY	16,569,441	8/16/17	(2,546,062)
JPMorgan Chase Bank, NA	AUD	79,315	USD	59,506	8/16/17	(1,422,840)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	228,088	CAD	300,777	8/16/17	4,018,920
JPMorgan Chase Bank, NA	USD	21,219	CHF	21,186	8/16/17	933,301
JPMorgan Chase Bank, NA	USD	2,944	EUR	2,740	8/16/17	191,948
JPMorgan Chase Bank, NA	USD	255,119	JPY	28,199,541	8/16/17	(3,960,286)
JPMorgan Chase Bank, NA	USD	30,121	SEK	259,823	8/16/17	791,806
Morgan Stanley & Co., Inc.	AUD	40,723	USD	29,884	8/16/17	(1,398,777)
Morgan Stanley & Co., Inc.	CHF	5,277	USD	5,483	8/16/17	(34,877)
Morgan Stanley & Co., Inc.	JPY	14,201,052	USD	126,831	8/16/17	349,788
Morgan Stanley & Co., Inc.	NOK	121,099	USD	14,094	8/16/17	(422,874)
Morgan Stanley & Co., Inc.	USD	47,625	JPY	5,414,062	8/16/17	595,183
Morgan Stanley & Co., Inc.	USD	7,250	SEK	63,637	8/16/17	321,217
Royal Bank of Scotland PLC	CAD	151,420	USD	110,531	8/16/17	(6,317,942)
Royal Bank of Scotland PLC	JPY	19,140,118	USD	168,315	8/16/17	(2,155,946)
State Street Bank & Trust Co.	CHF	46,184	USD	46,339	8/16/17	(1,950,940)
State Street Bank & Trust Co.	USD	400	NOK	3,448	8/16/17	12,934
UBS AG	EUR	4,606	USD	4,911	8/16/17	(360,118)

						$(6,313,151)

(a)	Non-income producing security.
(b)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $787,613,649 and gross unrealized depreciation of investments was $(41,197,102), resulting in net unrealized appreciation of $746,416,547.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

ADR	-	American Depositary Receipt
CBT	-	Chicago Board of Trade
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
MSCI	-	Morgan Stanley Capital International
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay A Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks	$2,316,684,074		$	– 0	–	$	– 0	–	$2,316,684,074
Investment Companies	1,614,987,396			– 0	–		– 0	–	1,614,987,396
Short-Term Investments:
Investment Companies	366,254,561			– 0	–		– 0	–	366,254,561
U.S. Treasury Bills	– 0	–		7,492,856			– 0	–	7,492,856

Total Investments in Securities	4,297,926,031			7,492,856			– 0	–	4,305,418,887
Other Financial Instruments (a):
Assets:
Futures	3,236,626			2,332,731			– 0	–	5,569,357
Forward Currency Exchange Contracts	– 0	–		30,304,277			– 0	–	30,304,277
Liabilities:
Futures	(1,302,687)			(16,877,002)			– 0	–	(18,179,689)
Forward Currency Exchange Contracts	– 0	–		(36,617,428)			– 0	–	(36,617,428)

Total (b)	$4,299,859,970			$(13,364,566)		$	– 0	–	$4,286,495,404

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 9/30/16	$76,712		$76,712
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	(29,105)		(29,105)
Change in unrealized appreciation/depreciation	82,296		82,296

	Common Stocks			Total
Purchases		– 0	–		– 0	–
Sales		(129,903)			(129,903)
Transfers in to Level 3		– 0	–		– 0	–
Transfers out of Level 3		– 0	–		– 0	–

Balance as of 6/30/17	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17		$2			$2

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

														Distributions
Affiliated Issuer	Market Value 9/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./ (Depr.) (000)	Market Value 6/30/17 (000)		Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$366,105	$	– 0	–	$	– 0	–	$(6,102)	$360,003		$	– 0	–	$	– 0	–
AB Pooling Portfolio-Multi-Asset Real Return Portfolio		452,123		11,629		469,594			5,203		638	– 0	–		11,629			– 0	–
Bernstein Fund, Inc.-International Small Cap Portfolio-Class Z		172,374		11,418		– 0	–		– 0	–	15,665	199,457			199,457			– 0	–
Bernstein Fund, Inc.-International Strategic Equities Portfolio-Class Z		286,408		4,713		– 0	–		– 0	–	39,202	330,323			330,323			558
Bernstein Fund, Inc.-Small Cap Core Portfolio-Class Z		87,874		270		– 0	–		– 0	–	9,398	97,542			270			– 0	–
Sanford C. Bernstein Fund, Inc.-AB Emerging Markets Portfolio-Class Z		83,231		704		– 0	–		– 0	–	9,684	93,620			704			– 0	–
Sanford C. Bernstein Fund, Inc.-Tax-Managed International Portfolio-Class Z		338,378		6,750		– 0	–		– 0	–	28,961	374,089			6,750			– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$659,640	$633,619	$927,004	$366,255	$2,619

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.8%
Long-Term Municipal Bonds - 66.5%
Alabama - 0.4%
Alabama Public School & College Authority
Series 2010A
5.00%, 5/01/19	$3,255	$3,485,454
Water Works Board of the City of Birmingham (The)
Series 2010A
5.00%, 1/01/24	3,650	4,065,188

		7,550,642

Arizona - 2.8%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement—Airport)
Series 2010C
5.00%, 7/01/24	5,305	5,899,531
County of Pima AZ Sewer System Revenue
Series 2011B
5.00%, 7/01/23 (Pre-refunded/ETM)	2,500	2,858,175
5.00%, 7/01/24 (Pre-refunded/ETM)	4,085	4,670,258
AGM Series 2010
5.00%, 7/01/18-7/01/19	10,035	10,618,242
Pima County Regional Transportation Authority (Pima County Regional Transportation Authority Excise Tax)
Series 2014
5.00%, 6/01/22	1,685	1,968,821
Salt River Project Agricultural Improvement & Power District
Series 2011A
5.00%, 12/01/24	23,120	26,757,932

		52,772,959

California - 1.5%
California Econ Recovery
Series 2009A
5.25%, 7/01/21 (Pre-refunded/ETM)	7,255	7,856,875
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	1,025	1,096,412
Series 2010C
5.00%, 5/01/19	730	781,407
NATL Series 2006-32F
5.25%, 5/01/18	680	703,916
State of California
Series 2014
5.00%, 10/01/29	50	59,059
Series 2015
5.00%, 8/01/22-3/01/26	3,500	4,193,011
State of California Department of Water Resources Power Supply Revenue
Series 2015O

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/22	12,400	14,523,748

		29,214,428

Colorado – 1.4%
Centerra Metropolitan District No 1
Series 2017
5.00%, 12/01/29	2,375	2,546,499
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2010A
5.00%, 11/15/23	300	335,199
Series 2011A
5.25%, 11/15/18	13,135	13,849,413
5.50%, 11/15/19	4,375	4,794,956
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/19 (a)	1,000	1,057,930
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/20	2,000	2,168,520
5.125%, 1/15/23	2,000	2,166,620

		26,919,137

Connecticut – 2.0%
State of Connecticut
Series 2014C
5.00%, 6/15/22	5,620	6,378,307
Series 2016A
5.00%, 3/15/23-3/15/24	27,430	31,457,658

		37,835,965

District of Columbia – 1.0%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/17-10/01/18	9,895	10,268,563
Washington Metropolitan Area Transit Authority
Series 2017A
5.00%, 7/01/21-7/01/22 (b)	7,715	8,873,856

		19,142,419

Florida – 5.5%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/20	7,250	8,010,670
Citizens Property Insurance Corp.
Series 2012A
5.00%, 6/01/22	7,660	8,867,599
Series 2012A-1
5.00%, 6/01/21	10,490	11,880,869
City of Jacksonville FL (City of Jacksonville FL Lease)
Series 2010A-1
5.00%, 10/01/18-10/01/19	15,170	16,058,824
City of Jacksonville FL (City of Jacksonville FL Sales Tax)

	Principal Amount (000)	U.S. $ Value
Series 2011
5.00%, 10/01/21	2,500	2,863,300
County of Broward FL Half-Cent Sales Tax Revenue
Series 2010A
5.00%, 10/01/18-10/01/20	8,235	8,849,970
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
Series 2011A
5.625%, 10/01/26	2,470	2,795,324
AGM Series 2010A
5.50%, 10/01/18-10/01/19	7,425	7,876,548
County of Seminole FL Water & Sewer Revenue
Series 2015B
5.00%, 10/01/19	2,420	2,622,820
Florida State Board of Education (State of Florida)
Series 2017F
5.00%, 6/01/22-6/01/23	5,595	6,572,151
Florida’s Turnpike Enterprise
Series 2015B
5.00%, 7/01/20-7/01/24	18,145	20,785,921
Martin County Industrial Development Authority (Indiantown Cogeneration LP)
Series 2013
4.20%, 12/15/25 (a)	2,640	2,710,514
School District of Broward County/FL
Series 2015
5.00%, 7/01/21	2,210	2,517,389
St Lucie County School Board (St Lucie County School Board Sales Tax)
AGM Series 2015
5.00%, 10/01/23	1,565	1,850,002

		104,261,901

Georgia – 1.8%
State of Georgia
Series 2016A
5.00%, 2/01/19	27,730	29,434,840
Series 2016E
5.00%, 12/01/23	3,550	4,291,311

		33,726,151

Hawaii – 2.2%
City & County of Honolulu HI
Series 2011A
5.00%, 8/01/24 (Pre-refunded/ETM)	5,800	6,645,408
Series 2011B
5.00%, 8/01/24-8/01/25	10,205	11,641,849
University of Hawaii
Series 2016
5.00%, 10/01/22-10/01/26	18,785	22,772,925

		41,060,182

Illinois – 5.1%
Chicago O’Hare International Airport
Series 2010D
5.25%, 1/01/19	2,285	2,416,022

	Principal Amount (000)	U.S. $ Value
Series 2015B
5.00%, 1/01/24-1/01/28	28,115	33,242,020
Chicago Transit Authority (City of Chicago IL Fed Hwy Grant)
AGC Series 2008A
5.00%, 6/01/21	4,685	4,910,348
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/20	1,730	1,734,152
State of Illinois
Series 2010
5.00%, 1/01/18	160	162,075
Series 2012
5.00%, 8/01/21	1,665	1,735,163
Series 2013
5.00%, 7/01/21-7/01/22	1,805	1,880,405
Series 2013A
5.00%, 4/01/20-4/01/22	3,640	3,780,522
Series 2014
5.00%, 2/01/21-5/01/24	4,220	4,373,771
Series 2016
5.00%, 2/01/22-2/01/24	11,350	11,780,928
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/18	9,655	9,956,815
Series 2016D
5.00%, 6/15/22-6/15/23	16,965	19,058,837

		95,031,058

Indiana - 0.1%
Indiana Finance Authority (I-69 Development Partners LLC)
Series 2014
5.25%, 9/01/25 (c)	1,660	1,835,694

Kansas - 0.2%
State of Kansas Department of Transportation
Series 2012C
5.00%, 9/01/20	2,745	3,069,459

Kentucky - 0.4%
Kentucky Economic Development Finance Authority (Owensboro Health, Inc. Obligated Group)
Series 2017A
5.00%, 6/01/31	6,195	6,994,527

Louisiana - 0.6%
Louisiana Local Government Environmental Facilities & Community Development Auth (St James Place of Baton Rouge)
Series 2015A
6.00%, 11/15/30	1,550	1,630,925
Orleans Parish Parishwide School District
AGM Series 2010

	Principal Amount (000)	U.S. $ Value
5.00%, 9/01/17-9/01/19	9,705	10,070,398

		11,701,323

Massachusetts - 4.6%
Commonwealth of Massachusetts
Series 2011A
5.00%, 4/01/25 (Pre-refunded/ETM)	8,750	9,937,025
Series 2013B
5.00%, 8/01/17	32,490	32,583,571
Series 2016H
5.00%, 12/01/22	9,655	11,402,265
NATL Series 2000F
1.62%, 12/01/30 (d)	5,400	5,048,606
NATL Series 2000G
1.62%, 12/01/30 (d)	5,600	5,236,263
Massachusetts Bay Transportation Authority (Massachusetts Bay Transportation Authority Sales Tax)
Series 2004B
5.25%, 7/01/21	5,030	5,795,113
Massachusetts Department of Transportation
Series 2010B
5.00%, 1/01/18-1/01/20	7,985	8,356,297
Massachusetts Development Finance Agency (Emerson College)
Series 2010A
5.00%, 1/01/18	1,920	1,953,082
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax)
Series 2012A
5.00%, 8/15/21	5,385	6,174,872

		86,487,094

Michigan - 1.9%
City of Detroit MI Water Supply System Revenue (Great Lakes Water Authority Water Supply System)
Series 2011C
5.25%, 7/01/24-7/01/25	9,390	10,487,091
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/24	10,115	11,903,939
Michigan Finance Authority (State of Michigan Unemployment)
Series 2012B
5.00%, 7/01/22	3,445	3,445,000
South Lyon Community Schools
Series 2016
5.00%, 5/01/21-5/01/28	5,080	5,891,813
University of Michigan
Series 2017A
5.00%, 4/01/23	1,955	2,327,330
Walled Lake Consolidated School District
Series 2015

	Principal Amount (000)	U.S. $ Value
5.00%, 5/01/22	2,000	2,291,140

		36,346,313

Minnesota - 0.2%
South Washington County Independent School District No 833/MN
Series 2016B
5.00%, 2/01/22	2,600	3,011,632

Mississippi - 1.1%
Mississippi Development Bank
Series 2010C
5.00%, 8/01/22 (Pre-refunded/ETM)	3,870	4,305,646
5.00%, 8/01/23 (Pre-refunded/ETM)	1,790	1,991,500
Series 2010D
5.00%, 8/01/23 (Pre-refunded/ETM)	3,835	4,266,706
Mississippi Development Bank (Mississippi Development Bank State Lease)
Series 2010C
5.00%, 8/01/22-8/01/23	5,445	6,010,566
Series 2010D
5.00%, 8/01/23	3,695	4,077,987

		20,652,405

Nebraska - 0.4%
Omaha Public Power District
Series 2011C
5.00%, 2/01/24	6,420	7,214,732

Nevada - 1.3%
County of Clark Department of Aviation (Las Vegas-McCarran International Airport)
Series 2010D
5.00%, 7/01/21-7/01/22	1,010	1,103,757
County of Clark NV
Series 2015
5.00%, 11/01/21	2,000	2,305,260
County of Clark NV (County of Clark NV Fuel Tax)
Series 2016
5.00%, 7/01/18-7/01/19	19,380	20,376,391

		23,785,408

New Jersey - 3.3%
New Jersey Economic Development Authority
Series 2010DD-1
5.00%, 12/15/17 (Pre-refunded/ETM)	180	183,237
Series 2011EE
5.00%, 9/01/18 (Pre-refunded/ETM)	3,625	3,788,596
5.25%, 9/01/19 (Pre-refunded/ETM)	2,465	2,677,606
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2011EE
5.00%, 9/01/18	1,315	1,358,934
5.25%, 9/01/19	915	966,990
Series 2017B
5.00%, 11/01/20-11/01/22	6,280	6,715,796

	Principal Amount (000)	U.S. $ Value
AMBAC Series 2005K
5.50%, 12/15/19	1,880	2,015,529
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/19	4,265	4,501,153
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 6/15/18	7,500	7,715,175
New Jersey Turnpike Authority
Series 2014C
5.00%, 1/01/21-1/01/23	16,670	19,086,039
AGM Series 2005D-3
5.25%, 1/01/26	11,070	13,650,417

		62,659,472

New York - 8.7%
City of New York NY
Series 2010B
5.00%, 8/01/17	6,250	6,268,188
Series 2013B
5.00%, 8/01/19	3,860	4,163,859
Series 2013H
5.00%, 8/01/25	2,510	2,972,995
Series 2014J
5.00%, 8/01/22-8/01/28	11,090	13,188,148
Series 2015A
5.00%, 8/01/23	7,220	8,602,197
Metropolitan Transportation Authority
Series 2012D
5.00%, 11/15/20-11/15/26	17,500	19,737,994
Series 2012F
5.00%, 11/15/22-11/15/23	13,835	16,233,297
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2014B
5.00%, 2/01/27-11/01/29	20,280	24,097,946
Series 2014C
5.00%, 11/01/28	10,665	12,694,869
New York State Dormitory Authority
Series 2012A
5.00%, 12/15/21 (Pre-refunded/ETM)	5	5,782
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	16,005	18,706,565
Series 2014C
5.00%, 3/15/27-3/15/29	26,340	31,190,324
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.523%, 1/01/39 (d)	5,000	4,496,430
New York State Energy Research & Development Authority (Niagara Mohawk Holdings, Inc.)
AMBAC Series 1987A

	Principal Amount (000)	U.S. $ Value
2.715%, 3/01/27 (d)	2,080	1,994,312

		164,352,906

North Carolina - 0.4%
North Carolina Medical Care Commission (Mission Health System, Inc./NC)
Series 2017
5.00%, 10/01/29 (b)	1,000	1,206,110
State of North Carolina (State of North Carolina Fed Hwy Grant)
Series 2015
5.00%, 3/01/23-3/01/26	5,350	6,314,782

		7,520,892

Ohio - 0.8%
City of Cleveland OH COP
Series 2010A
5.00%, 11/15/17	3,000	3,041,790
County of Cuyahoga OH (MetroHealth System (The))
Series 2017
5.00%, 2/15/25-2/15/28	5,500	6,244,625
County of Hamilton OH Sewer System Revenue
Series 2015A
5.00%, 12/01/20-12/01/21	4,025	4,580,467
State of Ohio Major New State Infrastructure Project (State of Ohio Fed Hwy Grant)
Series 2014
5.00%, 12/15/21	1,105	1,273,656

		15,140,538

Oklahoma - 0.2%
Comanche County Memorial Hospital
Series 2015
5.00%, 7/01/26-7/01/29	3,000	3,139,820

Oregon - 0.4%
Oregon State Lottery
Series 2011A
5.25%, 4/01/26	825	939,559
5.25%, 4/01/26 (Pre-refunded/ETM)	5,105	5,844,000

		6,783,559

Pennsylvania - 2.3%
Allegheny County Sanitary Authority
BAM Series 2013
5.00%, 12/01/24-12/01/25	7,470	8,760,530
Allentown Neighborhood Improvement Zone Development Authority
Series 2017
5.00%, 5/01/22 (a)(b)	1,750	1,882,283
City of Philadelphia PA
Series 2011
5.25%, 8/01/17	2,285	2,291,649
City of Philadelphia PA Water & Wastewater Revenue

	Principal Amount (000)	U.S. $ Value
AGM Series 2010A
5.00%, 6/15/19	2,500	2,681,275
Coatesville School District
AGM Series 2017
5.00%, 8/01/22-8/01/23	2,375	2,747,329
Delaware River Port Authority
Series 2012
5.00%, 1/01/21	2,655	2,914,393
Montgomery County Industrial Development Authority/PA
Series 2010
5.00%, 8/01/18 (Pre-refunded/ETM)	1,990	2,073,799
Moon Industrial Development Authority (Baptist Home Society Obligated Group)
Series 2015
5.125%, 7/01/25	2,535	2,626,513
Pennsylvania Economic Development Financing Authority (Commonwealth of Pennsylvania Unemployment)
Series 2012B
5.00%, 7/01/22	1,455	1,455,000
Pennsylvania Turnpike Commission
Series 2011E
5.00%, 12/01/25-12/01/26	13,665	15,516,448
State Public School Building Authority (School District of Philadelphia (The))
Series 2012
5.00%, 4/01/26	1,110	1,199,133

		44,148,352

Puerto Rico - 0.1%
Puerto Rico Highway & Transportation Authority
NATL Series 2003AA
5.50%, 7/01/17	555	555,000
5.50%, 7/01/17 (Pre-refunded/ETM)	825	825,000

		1,380,000

Texas - 8.5%
Austin Community College District Public Facility Corp.
Series 2015
5.00%, 8/01/20-8/01/22	2,000	2,262,870
City of Austin TX Water & Wastewater System Revenue
Series 2011
5.00%, 11/15/25-11/15/26	11,990	13,783,967
City of Corpus Christi TX Utility System Revenue
Series 2015
5.00%, 7/15/24	1,290	1,542,453
Series 2015C
5.00%, 7/15/22-7/15/26	3,030	3,553,279
City of Dallas TX
Series 2014
5.00%, 2/15/22	19,045	21,764,436
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2015B
5.00%, 7/15/20	2,900	3,102,942

	Principal Amount (000)	U.S. $ Value
City of San Antonio TX
Series 2010
5.00%, 2/01/23	650	711,133
Series 2014
5.00%, 2/01/21	2,000	2,261,000
County of Fort Bend TX
Series 2015A
5.00%, 3/01/21	2,000	2,258,540
Series 2015B
5.00%, 3/01/21-3/01/22	5,625	6,428,348
Fort Bend Independent School District
Series 2010
5.00%, 8/15/21	5,205	5,799,879
Harris County-Houston Sports Authority
Series 2014A
5.00%, 11/15/20	1,860	2,069,176
Hurst-Euless-Bedford Independent School District
Series 2011
5.00%, 8/15/20-8/15/24	10,525	11,710,318
State of Texas
Series 2014
5.00%, 4/01/22	1,790	2,084,258
Texas A&M University
Series 2013B
5.00%, 5/15/23	3,950	4,702,949
Texas Public Finance Authority (State of Texas Unemployment)
Series 2014B
4.00%, 1/01/18	3,760	3,760,000
Texas Transportation Commission State Highway Fund
Series 2015
5.00%, 10/01/22	20,035	23,575,185
University of Houston
Series 2017A
5.00%, 2/15/22-2/15/23	29,400	34,242,079
University of Texas System (The)
Series 2010A
5.00%, 8/15/22 (Pre-refunded/ETM)	9,755	10,714,599
Via Metropolitan Transit (Via Metropolitan Transit Sales Tax)
Series 2017
5.00%, 7/15/24	2,580	3,120,613

		159,448,024

Virginia - 0.6%
Greater Richmond Convention Center Authority (Greater Richmond Convention Center Authority Hotel Occupancy Tax)
Series 2015
5.00%, 6/15/20-6/15/23	5,815	6,626,036
Virginia College Building Authority (Virginia College Building Authority State Lease)
Series 2016A
5.00%, 2/01/19	4,095	4,346,105

		10,972,141

	Principal Amount (000)	U.S. $ Value
Washington - 6.2%
Chelan County Public Utility District No 1
Series 2011A
5.25%, 7/01/22	7,835	8,879,876
Series 2011B
5.50%, 7/01/23	5,540	6,338,813
City of Seattle WA
Series 2016A
5.00%, 4/01/19	1,780	1,900,933
Clark County Public Utility District No 1
Series 2010
5.00%, 1/01/21	7,960	8,655,704
5.00%, 1/01/21 (Pre-refunded/ETM)	3,875	4,234,600
Energy Northwest
(Bonneville Power Administration)
Series 2011A
5.00%, 7/01/22-7/01/23	14,690	16,758,639
Franklin County School District No 1 Pasco
Series 2015
5.00%, 12/01/25	8,615	10,470,929
Port of Seattle WA
Series 2010C
5.00%, 2/01/20-2/01/22	9,920	10,948,721
Snohomish County Public Utility District No 1
Series 2010
5.00%, 12/01/19	5,415	5,895,473
Series 2012
5.00%, 12/01/26	6,065	7,046,256
State of Washington
Series 2013R
5.00%, 7/01/21	3,880	4,431,038
Series 20152
5.00%, 7/01/24	3,755	4,559,734
Series 2015R
5.00%, 7/01/23	3,735	4,459,515
Series 2016R
4.00%, 8/01/19	11,290	11,955,658
State of Washington COP
Series 2015C
5.00%, 1/01/21-7/01/21	8,095	9,173,018

		115,708,907

West Virginia - 0.1%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	1,730	1,677,598

Wisconsin - 0.4%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	3,245	3,631,025
Series 2016B
5.00%, 12/01/25	2,510	2,848,424
Wisconsin Public Finance Authority (Mary’s Woods at Marylhurst, Inc.)
Series 2017B-3

	Principal Amount (000)	U.S. $ Value
3.00%, 11/15/22 (a)	1,000	1,003,160

		7,482,609

Total Long-Term Municipal Bonds (cost $1,203,909,188)		1,249,028,247

Short-Term Municipal Notes - 1.3%
Missouri - 0.5%
St Joseph Industrial Development Authority (Heartland Regional Medical Center/MO)
Series 2009A
0.93%, 11/15/43 (e)	9,800	9,800,000

Texas - 0.8%
Gulf Coast Industrial Development Authority (Exxon Mobil Corp.)
Series 2012
0.90%, 11/01/41 (e)	15,000	15,000,000

Total Short-Term Municipal Notes (cost $24,800,000)		24,800,000

Total Municipal Obligations (cost $1,228,709,188)		1,273,828,247

	Shares
INVESTMENT COMPANIES - 21.9%
Funds and Investment Trusts - 21.9% (f)
AB All Market Real Return Portfolio-Class Z	1,872,006	15,462,769
iShares Core MSCI Emerging Markets ETF	1,073,415	53,713,687
SPDR S&P 500 ETF Trust	1,357,498	328,243,016
Vanguard Mid-Cap ETF	93,918	13,385,193

Total Investment Companies (cost $372,527,482)		410,804,665

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 3.6%
Treasuries - 3.6%
U.S. Treasury Notes
1.25%, 3/31/21 (g)	$3,500	3,442,031
1.625%, 11/30/20 (h)	4,601	4,598,843
2.125%, 11/30/23	58,538	58,730,078

Total Governments-Treasuries (cost $66,399,329)		66,770,952

	Shares
SHORT-TERM INVESTMENTS - 5.6%
Investment Companies - 4.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.79% (f) (i) (cost $81,087,012)	81,087,012	81,087,012

	Principal Amount (000)	U.S. $ Value
U.S. Treasury Bills - 1.3%
U.S. Treasury Bill
Zero Coupon, 8/10/17-8/17/17 (g) (cost $24,473,044)	24,500	24,473,044

Total Short-Term Investments (cost $105,560,056)		105,560,056

Total Investments - 98.9% (cost $1,773,196,055) (j)		1,856,963,920
Other assets less liabilities - 1.1%		19,843,544

Net Assets - 100.0%		$1,876,807,464

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	1,925	September 2017	$77,867,648	$75,435,273	$ (2,432,375)
FTSE 100 Index Futures	594	September 2017	57,514,315	56,031,970	(1,482,345)
Mini MSCI EAFE Futures	599	September 2017	56,419,560	56,593,520	173,960
Russell 2000 Mini Futures	392	September 2017	27,803,384	27,720,280	(83,104)
S&P 500 E-Mini Futures	179	September 2017	21,742,887	21,667,055	(75,832)
S&P Mid 400 E Mini Futures	16	September 2017	2,811,542	2,793,760	(17,782)
TOPIX Index Futures	413	September 2017	59,090,191	59,173,105	82,914
Sold Contracts
Hang Seng Index Futures	73	July 2017	11,978,087	11,961,044	17,043
S&P TSX 60 Index Futures	189	September 2017	26,142,985	25,919,000	223,985
SPI 200 Futures	219	September 2017	24,082,430	23,771,470	310,960

					$ (3,282,576)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	22,185	USD	16,428	8/16/17	$(692,359)
Bank of America, NA	JPY	3,238,342	USD	28,499	8/16/17	(343,291)
Barclays Bank PLC	NOK	7,054	USD	814	8/16/17	(31,976)
BNP Paribas SA	AUD	15,393	USD	11,631	8/16/17	(193,731)
BNP Paribas SA	GBP	6,950	USD	8,957	8/16/17	(106,473)
BNP Paribas SA	USD	9,606	EUR	8,763	8/16/17	423,754
BNP Paribas SA	USD	17,460	GBP	13,473	8/16/17	110,964
Citibank, NA	USD	11,003	EUR	9,773	8/16/17	183,437

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	9,333	GBP	7,207	8/16/17	$66,637
Credit Suisse International	CHF	6,052	USD	6,263	8/16/17	(65,220)
Credit Suisse International	GBP	18,089	USD	23,136	8/16/17	(455,161)
Credit Suisse International	SEK	97,940	USD	10,872	8/16/17	(780,891)
Credit Suisse International	USD	44,907	EUR	40,638	8/16/17	1,607,969
Credit Suisse International	USD	14,749	GBP	11,764	8/16/17	593,234
Credit Suisse International	USD	20,462	SEK	179,253	8/16/17	864,667
Goldman Sachs Bank USA	USD	24,744	JPY	2,731,055	8/16/17	(419,654)
JPMorgan Chase Bank, NA	AUD	12,600	USD	9,453	8/16/17	(226,052)
JPMorgan Chase Bank, NA	GBP	7,406	USD	9,604	8/16/17	(54,987)
JPMorgan Chase Bank, NA	USD	37,146	CAD	48,984	8/16/17	654,507
JPMorgan Chase Bank, NA	USD	2,816	CHF	2,812	8/16/17	123,877
JPMorgan Chase Bank, NA	USD	14,074	EUR	13,098	8/16/17	917,700
JPMorgan Chase Bank, NA	USD	42,951	JPY	4,747,145	8/16/17	(670,927)
JPMorgan Chase Bank, NA	USD	4,950	SEK	42,703	8/16/17	130,136
Morgan Stanley & Co., Inc.	AUD	4,326	USD	3,175	8/16/17	(148,593)
Morgan Stanley & Co., Inc.	JPY	2,261,871	USD	20,201	8/16/17	55,712
Morgan Stanley & Co., Inc.	USD	19,290	JPY	2,192,879	8/16/17	241,069
Royal Bank of Scotland PLC	CAD	12,746	USD	9,304	8/16/17	(531,830)
State Street Bank & Trust Co.	CHF	2,366	USD	2,374	8/16/17	(99,959)
State Street Bank & Trust Co.	USD	4,094	EUR	3,745	8/16/17	192,681

						$1,345,240

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$45,000	10/23/17	1.658%	CPI	#	$(843,922)
Barclays Bank PLC	28,000	10/23/19	1.873%	CPI	#	(693,083)
Barclays Bank PLC	12,000	10/23/26	2.310%	CPI	#	(743,920)
Barclays Bank PLC	10,000	10/23/29	2.388%	CPI	#	(747,306)
Citibank, NA	25,380	12/14/20	1.548%	CPI	#	384,606
Citibank, NA	28,000	10/23/21	2.039%	CPI	#	(973,080)
Citibank, NA	22,000	11/04/23	1.900%	CPI	#	133,890
Deutsche Bank AG	12,900	7/15/20	1.265%	CPI	#	420,396
Deutsche Bank AG	10,000	9/04/25	1.818%	CPI	#	88,651
JPMorgan Chase Bank, NA	10,000	3/02/24	2.175%	CPI	#	(178,724)
JPMorgan Chase Bank, NA	13,000	11/04/26	2.015%	CPI	#	61,979

						$(3,090,513)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	53,612	LIBOR Plus 0.28%	$21,611	11/15/17	$2,332,394

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $6,653,887 or 0.4% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	Illiquid security.
(d)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $16,775,611 or 0.89% of net assets.
(e)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(i)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(j)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $86,768,911 and gross unrealized depreciation of investments was $(3,001,046), resulting in net unrealized appreciation of $83,767,865.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 7.5% and 0.1%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay B Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,211,978,145		$37,050,102		$1,249,028,247
Short-Term Municipal Notes		– 0	–	24,800,000		– 0	–	24,800,000
Investment Companies		410,804,665		– 0	–	– 0	–	410,804,665
Governments - Treasuries		– 0	–	66,770,952		– 0	–	66,770,952
Short-Term Investments:
Investment Companies		81,087,012		– 0	–	– 0	–	81,087,012
U.S. Treasury Bills		– 0	–	24,473,044		– 0	–	24,473,044

Total Investments in Securities		491,891,677		1,328,022,141		37,050,102		1,856,963,920
Other Financial Instruments (a):
Assets:
Futures		397,945		410,917		– 0	–	808,862
Forward Currency Exchange Contracts		– 0	–	6,166,344		– 0	–	6,166,344
Inflation (CPI) Swaps		– 0	–	1,089,522		– 0	–	1,089,522
Total Return Swaps		– 0	–	2,332,394		– 0	–	2,332,394
Liabilities:
Futures		(176,718)		(3,914,720)		– 0	–	(4,091,438)
Forward Currency Exchange Contracts		– 0	–	(4,821,104)		– 0	–	(4,821,104)
Inflation (CPI) Swaps		– 0	–	(4,180,035)		– 0	–	(4,180,035)

Total (b)		$492,112,904		$1,325,105,459		$37,050,102		$1,854,268,465

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$38,448,954		$38,448,954
Accrued discounts/(premiums)	(211,735)		(211,735)
Realized gain (loss)	100,987		100,987
Change in unrealized appreciation/depreciation	(786,660)		(786,660)
Purchases	6,507,944		6,507,944
Sales	(7,009,388)		(7,009,388)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$37,050,102		$37,050,102

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(628,600)		$(628,600)

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

														Distributions
Affiliated Issuer	Market Value 9/30/16 (000)			Purchases at Cost (000)	Sales Proceeds (000)			Realized Gain (Loss) (000)			Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/17 (000)		Dividend Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$	– 0	–	$15,725	$	– 0	–	$	– 0	–	$(262)	$15,463		$	– 0	–	$	– 0	–
AB Pooling Portfolio–Multi-Asset Real Return Portfolio		31,926		821		33,217			796		(326)	– 0	–		821			– 0	–

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$236,753	$263,332	$418,998	$81,087	$546

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

Portfolio of Investments

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 68.0%
Long-Term Municipal Bonds - 67.5%
California - 58.2%
Abag Finance Authority for Nonprofit Corps. (Odd Fellows Home of California)
Series 2012A
5.00%, 4/01/21	$1,000	$1,127,460
Anaheim Public Financing Authority (Anaheim Electric Utility Fund)
Series 2015B
5.00%, 10/01/26	1,000	1,226,730
Antelope Valley-East Kern Water Agency
Series 2016
5.00%, 6/01/23-6/01/25	2,000	2,413,730
California Econ Recovery
Series 2009A
5.00%, 7/01/19 (Pre-refunded/ETM)	6,530	7,039,666
5.00%, 7/01/20 (Pre-refunded/ETM)	6,015	6,484,471
California Educational Facilities Authority (University of the Pacific)
Series 2015
5.00%, 11/01/27	2,000	2,420,180
California Health Facilities Financing Authority (Kaiser Foundation Hospitals)
Series 2017P
5.00%, 11/01/32	3,430	4,030,010
California Infrastructure & Economic Development Bank (Broad Collection (The))
Series 2011A
5.00%, 6/01/21	3,000	3,433,350
California Municipal Finance Authority (California Municipal Finance Authority State Lease)
Series 2017A
5.00%, 6/01/29	2,320	2,816,874
California Municipal Finance Authority (Rocketship Education)
Series 2015A
4.25%, 3/01/28(a)	920	933,910
California State Public Works Board
Series 2010C-1
5.00%, 3/01/21 (Pre-refunded/ETM)	1,500	1,653,750
Series 2011G
5.00%, 12/01/23 (Pre-refunded/ETM)	3,215	3,723,870
California State Public Works Board (California State Public Works Board Lease)
Series 2013E
5.00%, 6/01/19	3,975	4,266,089
Series 2014A
5.00%, 9/01/30	4,375	5,124,656
California State University
Series 2011A
5.25%, 11/01/26	2,035	2,353,905
Series 2016A
5.00%, 11/01/25	1,000	1,243,580
Series 2017A
5.00%, 11/01/25-11/01/30	3,160	3,904,523

	Principal Amount (000)	U.S. $ Value
California Statewide Communities Development Authority (Enloe Medical Center)
Series 2015
5.00%, 8/15/28	2,200	2,631,090
Central Coast Water Authority
Series 2016
5.00%, 10/01/19	5,685	6,152,250
Chino Basin Regional Financing Authority (Inland Empire Utilities Agency)
Series 2010A
5.00%, 8/01/20-8/01/21	7,430	8,276,881
City & County of San Francisco CA COP
Series 2015R
5.00%, 9/01/20-9/01/25	7,440	8,611,323
City of Hayward CA COP
Series 2015
5.00%, 11/01/22	3,365	3,959,259
City of Long Beach CA Harbor Revenue
Series 2010B
5.00%, 5/15/22	2,000	2,211,700
Series 2015A
5.00%, 5/15/21	3,000	3,390,930
NATL Series 1998A
6.00%, 5/15/18	3,305	3,442,918
City of Los Angeles Department of Airports
Series 2017B
5.00%, 5/15/21	1,875	2,116,331
City of Los Angeles Department of Airports (Los Angeles Intl Airport)
5.00%, 5/15/18	1,000	1,034,790
Series 2010A
5.00%, 5/15/25	1,500	1,659,675
Series 2010D
5.25%, 5/15/28	4,145	4,611,520
City of Oakland CA
Series 2015A
5.00%, 1/15/22	1,380	1,597,750
City of Roseville CA
Series 2017A
5.00%, 9/01/31	1,000	1,131,770
City of Roseville CA (HP Campus Oaks Community Facilities District No 1)
Series 2016
5.00%, 9/01/31	360	369,554
City of San Francisco CA Public Utilities Commission Water Revenue
Series 2011A
5.00%, 11/01/24	5,385	6,216,713
City of San Jose CA Airport Revenue
Series 2014A
5.00%, 3/01/24	1,955	2,327,975
Series 2014B
5.00%, 3/01/26	2,360	2,805,379
Contra Costa Transportation Authority (Contra Costa Transportation Authority Sales Tax)
Series 2015A
5.00%, 3/01/23	3,500	4,180,330

	Principal Amount (000)	U.S. $ Value
Corona-Norco Unified School District
Series 2015
5.00%, 8/01/18	1,000	1,043,860
County of San Diego CA COP
Series 2014A
5.00%, 10/15/27-10/15/28	2,550	3,089,409
Fremont Community Facilities District No 1
Series 2015
5.00%, 9/01/28	1,505	1,645,973
Golden State Tobacco Securitization Corp.
Series 2017A
4.00%, 6/01/18	4,280	4,391,537
Irvine Unified School District
Series 2017A
5.00%, 9/01/23	925	1,081,954
Long Beach Bond Finance Authority (Aquarium of the Pacific)
Series 2012
5.00%, 11/01/22	1,460	1,676,883
Long Beach Unified School District
Series 2016
5.00%, 8/01/24	4,175	5,110,826
Series 2017A
5.00%, 8/01/18	10,370	10,824,828
Los Angeles Community College District/CA
Series 2015A
5.00%, 8/01/25	1,950	2,384,187
Los Angeles County Metropolitan Transportation Authority (Los Angeles County Metropolitan Transportation Authority Sales Tax)
Series 2013C
5.00%, 7/01/19	1,240	1,336,026
Los Angeles Department of Water & Power WTR
Series 2013B
5.00%, 7/01/18-7/01/19	2,000	2,119,240
Los Angeles Unified School District/CA
Series 2010K
5.00%, 7/01/18	6,360	6,615,418
Series 2010KRY
5.25%, 7/01/25	160	179,002
Series 2014C
5.00%, 7/01/27	6,815	8,176,228
Metropolitan Water District of Southern California
Series 2017B
5.00%, 8/01/20-8/01/21 (b)	12,495	14,143,300
Oakland Unified School District/Alameda County
Series 2015A
5.00%, 8/01/25-8/01/26	2,335	2,868,361
Orange County Sanitation District
Series 2016A
5.00%, 2/01/25	1,560	1,931,670
Palomar Health
Series 2016
4.00%, 11/01/19	550	570,988
5.00%, 11/01/20	1,230	1,332,225
Peralta Community College District
Series 2014A

	Principal Amount (000)	U.S. $ Value
5.00%, 8/01/27	5,855	7,016,046
Port of Los Angeles
Series 2011A
5.00%, 8/01/19	1,500	1,612,950
Series 2016A
4.00%, 8/01/18	2,755	2,842,692
Port of Oakland
Series 2012P
5.00%, 5/01/24-5/01/25	6,405	7,249,243
Riverside County Redevelopment Successor Agency
AGM Series 2017B
5.00%, 10/01/29 (b)	1,900	2,282,831
Romoland School District
Series 2015
5.00%, 9/01/23	300	336,225
Sacramento City Unified School District/CA
Series 2011
5.00%, 7/01/25	2,380	2,701,133
Sacramento County Sanitation Districts Financing Authority
Series 2014A
5.00%, 12/01/29	2,000	2,373,680
San Diego County Water Authority Financing Corp.
Series 2011A
5.00%, 5/01/24-5/01/25	4,860	5,531,101
San Diego Public Facilities Financing Authority Sewer Revenue
Series 2009B
5.00%, 5/15/21 (Pre-refunded/ETM)	1,570	1,685,317
5.00%, 5/15/22 (Pre-refunded/ETM)	5,740	6,161,603
San Francisco Bay Area Rapid Transit District (San Francisco Bay Area Rapid Transit District Sales Tax)
Series 2010
5.00%, 7/01/27	2,000	2,219,780
San Francisco City & County Airport Comm-San Francisco International Airport
Series 2011G
5.00%, 5/01/24 (Pre-refunded/ETM)	1,775	2,027,831
5.00%, 5/01/24	695	791,063
San Francisco City & County Airport Comm-San Francisco International Airport (San Francisco Intl Airport)
Series 2009C-2
5.00%, 5/01/25	500	534,835
Series 2011
5.25%, 5/01/18	1,015	1,049,845
Series 2012-2
5.00%, 5/01/27	1,270	1,466,939
Series 2016S
5.00%, 5/01/25-5/01/26	2,730	3,401,788
NATL Series 2006-32F
5.25%, 5/01/18	675	698,740
San Francisco Community College District
Series 2015
5.00%, 6/15/22	5,000	5,861,700

	Principal Amount (000)	U.S. $ Value
Saugus/Hart School Facilities Financing Authority (Saugus Union School District Community Facilities District No 06-01)
Series 2016
5.00%, 9/01/27	750	860,460
Simi Valley Unified School District
Series 2017
5.00%, 8/01/20-8/01/22	3,900	4,472,122
South Placer Wastewater Authority/CA
Series 2011C
5.25%, 11/01/22-11/01/24	8,675	9,769,806
Southern California Public Power Authority (Los Angeles Department of Water & Power PWR)
Series 2010
5.00%, 7/01/23	5,190	5,763,547
State of California
Series 2011
5.00%, 10/01/20	1,500	1,679,850
Series 2013
5.00%, 10/01/19-2/01/21	7,185	7,898,443
Series 2015
5.00%, 8/01/22-3/01/24	3,975	4,740,483
NATL Series 2007
5.00%, 11/01/23	3,200	3,241,824
Stockton Redevelopment Agency Successor Agency
AGM Series 2016A
5.00%, 9/01/25	1,900	2,260,658
University of California
Series 2010U
5.00%, 5/15/18	2,555	2,645,243
Series 2012G
5.00%, 5/15/23	7,400	8,654,448
Series 2013A
5.00%, 5/15/48	6,000	7,154,880
Series 2015A
5.00%, 5/15/21	5,355	6,126,441
Upper Santa Clara Valley Joint Powers Authority
Series 2011A
5.00%, 8/01/25	1,790	2,030,343
Vista Unified School District
Series 2012
5.00%, 8/01/23-8/01/25	4,240	4,940,263
Walnut Energy Center Authority
Series 2014
5.00%, 1/01/26-1/01/28	2,800	3,363,776

		324,894,736

Colorado - 0.4%
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22 (a)	690	756,178
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.00%, 7/15/22	1,150	1,241,620

		1,997,798

	Principal Amount (000)	U.S. $ Value
Florida - 0.4%
Citizens Property Insurance Corp.
Series 2011A-1
5.00%, 6/01/19	2,035	2,179,220
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/17	150	150,000

		2,329,220

Illinois - 1.1%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	550	551,501
State of Illinois
Series 2010
5.00%, 1/01/18	160	162,075
Series 2012
5.00%, 8/01/21	350	364,749
Series 2013A
5.00%, 4/01/20	1,415	1,465,728
Series 2014
5.00%, 5/01/25	2,165	2,230,383
Series 2016
5.00%, 2/01/22	1,520	1,582,214

		6,356,650

Massachusetts - 0.7%
Commonwealth of Massachusetts
NATL Series 2000E
1.62%, 12/01/30 (c)	1,925	1,799,725
NATL Series 2000F
1.62%, 12/01/30 (c)	2,250	2,103,586

		3,903,311

Michigan - 1.1%
Michigan Finance Authority (Great Lakes Water Authority Water Supply System)
Series 2014D4
5.00%, 7/01/17	3,370	3,370,000
Michigan Finance Authority (Public Lighting Authority)
Series 2014B
5.00%, 7/01/25	2,175	2,500,511

		5,870,511

New Jersey - 2.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2014P
5.00%, 6/15/20	1,350	1,433,282
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/22	6,950	7,557,221

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2013A
5.00%, 12/15/19	5,000	5,290,550

		14,281,053

New York - 1.6%
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/18	7,935	8,162,655
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A
1.523%, 1/01/39 (c)	1,000	899,286

		9,061,941

Puerto Rico - 0.2%
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Auth (Universidad Interamericana de Puerto Rico, Inc.)
Series 2012
5.00%, 10/01/19	1,000	1,029,770

Texas - 0.6%
Central Texas Turnpike System
Series 2015A
5.00%, 8/15/42	2,850	3,107,526

Washington - 0.4%
Port of Seattle WA
Series 2010C
5.00%, 2/01/18	2,405	2,459,329

Wisconsin - 0.2%
Wisconsin Public Finance Authority (Celanese US Holdings LLC)
Series 2016A
5.00%, 1/01/24	1,135	1,270,020

Total Long-Term Municipal Bonds (cost $365,403,464)		376,561,865

Short-Term Municipal Notes - 0.5%
California - 0.5%
California Statewide Communities Development Authority (Irvine Apartment Communities LP)
Series 2008W
1.00%, 9/15/29 (d)
(cost $2,500,000)	2,500	2,500,000

Total Municipal Obligations (cost $367,903,464)		379,061,865

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 21.2%
Funds and Investment Trusts - 21.2% (e)
AB All Market Real Return Portfolio - Class Z	547,180	$4,519,711
iShares Core MSCI Emerging Markets ETF	314,887	15,756,945
SPDR S&P 500 ETF Trust	389,550	94,193,190
Vanguard Mid-Cap ETF	26,350	3,755,402

Total Investment Companies (cost $107,223,224)		118,225,248

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 3.5%
United States - 3.5%
U.S. Treasury Notes
1.625%, 11/30/20 (f)	$1,200	1,199,438
1.625%, 10/31/23	1,300	1,266,078
2.125%, 11/30/23	17,071	17,127,014

Total Governments - Treasuries (cost $19,436,008)		19,592,530

	Shares
SHORT-TERM INVESTMENTS - 9.6%
Investment Companies - 5.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.79% (e) (g) (cost $28,288,657)	28,288,657	28,288,657

	Principal Amount (000)
U.S. Treasury Bills - 4.5%
U.S. Treasury Bill
Zero Coupon, 7/06/17	$10,200	10,199,333
Zero Coupon, 8/24/17-9/21/17 (h)	15,200	15,171,064

Total U.S. Treasury Bills (cost $25,370,397)		25,370,397

Total Short-Term Investments (cost $53,659,054)		53,659,054

U.S. $ Value
Total Investments - 102.3%
(cost $548,221,750) (i)	570,538,697
Other assets less liabilities - (2.3)%	(12,639,944)

Net Assets - 100.0%	$ 557,898,753

FUTURES

Type	Number of Contracts	Expiration Month	Original Value		Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	599	September 2017		$24,229,985	$23,473,106	$ (756,879)
FTSE 100 Index Futures	181	September 2017		17,525,419	17,073,715	(451,704)
Mini MSCI EAFE Futures	154	September 2017		14,505,196	14,549,920	44,724
Russell 2000 Mini Futures	117	September 2017		8,298,459	8,273,655	(24,804)
S&P 500 E-Mini Futures	80	September 2017		9,716,757	9,683,600	(33,157)
S&P Mid 400 E Mini Futures	6	September 2017		1,054,328	1,047,660	(6,668)
TOPIX Index Futures	127	September 2017		18,168,500	18,196,088	27,588
Sold Contracts
Hang Seng Index Futures	21	July 2017		3,445,690	3,440,848	4,842
S&P TSX 60 Index Futures	56	September 2017		7,745,982	7,679,704	66,278
SPI 200 Futures	63	September 2017		6,927,822	6,838,369	89,453

						$ (1,040,327)

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	6,594	USD	$4,883	8/16/17	$ (205,705)
Bank of America, NA	JPY	955,353	USD	8,408	8/16/17	(101,275)
BNP Paribas SA	AUD	4,357	USD	3,292	8/16/17	(54,837)
BNP Paribas SA	GBP	2,000	USD	2,578	8/16/17	(30,640)
BNP Paribas SA	USD	2,716	EUR	2,478	8/16/17	119,814
BNP Paribas SA	USD	5,040	GBP	3,889	8/16/17	32,028
Citibank, NA	USD	3,322	EUR	2,951	8/16/17	55,390
Citibank, NA	USD	3,071	GBP	2,371	8/16/17	21,926
Credit Suisse International	CHF	1,809	USD	1,872	8/16/17	(19,495)
Credit Suisse International	GBP	5,645	USD	7,220	8/16/17	(142,042)
Credit Suisse International	SEK	28,393	USD	3,152	8/16/17	(226,381)
Credit Suisse International	USD	13,529	EUR	12,240	8/16/17	481,492
Credit Suisse International	USD	4,422	GBP	3,527	8/16/17	177,844
Credit Suisse International	USD	6,049	SEK	52,992	8/16/17	256,070
Goldman Sachs Bank USA	USD	7,283	JPY	803,846	8/16/17	(123,519)
JPMorgan Chase Bank, NA	AUD	3,674	USD	2,756	8/16/17	(65,908)
JPMorgan Chase Bank, NA	GBP	2,142	USD	2,778	8/16/17	(15,904)
JPMorgan Chase Bank, NA	USD	11,005	CAD	14,512	8/16/17	193,905
JPMorgan Chase Bank, NA	USD	867	CHF	865	8/16/17	38,123
JPMorgan Chase Bank, NA	USD	4,247	EUR	3,953	8/16/17	276,942

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	12,983	JPY	1,435,012	8/16/17	$ (202,509)
JPMorgan Chase Bank, NA	USD	1,490	SEK	12,854	8/16/17	39,172
Morgan Stanley & Co., Inc.	AUD	1,337	USD	981	8/16/17	(45,915)
Morgan Stanley & Co., Inc.	JPY	659,230	USD	5,888	8/16/17	16,237
Morgan Stanley & Co., Inc.	NOK	5,000	USD	582	8/16/17	(17,458)
Morgan Stanley & Co., Inc.	USD	5,927	JPY	673,774	8/16/17	74,070
Royal Bank of Scotland PLC	CAD	3,744	USD	2,733	8/16/17	(156,214)
State Street Bank & Trust Co.	CHF	525	USD	527	8/16/17	(22,187)
State Street Bank & Trust Co.	USD	1,805	EUR	1,651	8/16/17	84,958

						$437,982

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$15,000	10/23/17	1.658%	CPI#	$ (281,307)
Barclays Bank PLC	10,000	10/23/19	1.873%	CPI#	(247,530)
Barclays Bank PLC	5,000	10/23/26	2.310%	CPI#	(309,967)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI#	(74,731)
Citibank, NA	7,280	12/14/20	1.548%	CPI#	110,320
Citibank, NA	6,400	10/23/21	2.039%	CPI#	(222,418)
Citibank, NA	7,000	11/04/23	1.900%	CPI#	42,601
Deutsche Bank AG	3,700	7/15/20	1.265%	CPI#	120,579
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI#	35,460
JPMorgan Chase Bank, NA	3,000	3/02/24	2.175%	CPI#	(53,617)
JPMorgan Chase Bank, NA	4,000	11/04/26	2.015%	CPI#	19,071

					$ (861,539)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	15,790	LIBOR Plus 0.28%	$6,365	11/15/17	$686,945

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $1,690,088 or 0.3% of net assets.
(b)	When-Issued or delayed delivery security.
(c)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $4,802,597 or 0.86% of net assets.

(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(h)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(i)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $23,018,877 and gross unrealized depreciation of investments was $(701,930), resulting in net unrealized appreciation of $22,316,947.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 4.4% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay C Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$367,418,010		$9,143,855		$376,561,865
Short-Term Municipal Notes		– 0	–	2,500,000		– 0	–	2,500,000
Investment Companies		118,225,248		– 0	–	– 0	–	118,225,248
Governments—Treasuries		– 0	–	19,592,530		– 0	–	19,592,530
Short-Term Investments:
Investment Companies		28,288,657		– 0	–	– 0	–	28,288,657
U.S. Treasury Bills		– 0	–	25,370,397		– 0	–	25,370,397

Total Investments in Securities		146,513,905		414,880,937		9,143,855		570,538,697
Other Financial Instruments (a):
Assets:
Futures		111,002		121,883		– 0	–	232,885
Forward Currency Exchange Contracts		– 0	–	1,867,971		– 0	–	1,867,971
Inflation (CPI) Swaps		– 0	–	328,031		– 0	–	328,031
Total Return Swaps		– 0	–	686,945		– 0	–	686,945
Liabilities:
Futures		(64,629)		(1,208,583)		– 0	–	(1,273,212)
Forward Currency Exchange Contracts		– 0	–	(1,429,989)		– 0	–	(1,429,989)
Inflation (CPI) Swaps		– 0	–	(1,189,570)		– 0	–	(1,189,570)

Total (b)		$146,560,278		$414,057,625		$9,143,855		$569,761,758

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$5,241,622		$5,241,622
Accrued discounts/(premiums)	(38,922)		(38,922)
Realized gain (loss)	279		279
Change in unrealized appreciation/depreciation	(75,792)		(75,792)
Purchases	4,081,668		4,081,668
Sales	(65,000)		(65,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	9,143,855		9,143,855

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$(75,792)		$(75,792)

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

							Distributions
Affiliated Issuer	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./ (Depr.) (000)	Market Value 6/30/17 (000)	Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio-Class Z	$0	$4,596	$0	$0	$(76)	$4,520	$0	$0
AB Pooling Portfolio - Multi-Asset Real Return Portfolio	9,294	239	9,670	231	(94)	0	239	0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$59,625	$131,465	$162,801	$28,289	$1,941

Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Tax-Aware Overlay N Portfolio

June 30, 2017 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 67.8%
Long-Term Municipal Bonds - 67.5%
Alabama - 0.3%
County of Jefferson AL Sewer Revenue
Series 2013D
5.00%, 10/01/22	$1,000	$1,105,890

Arizona - 0.6%
City of Phoenix Civic Improvement Corp. (City of Phoenix Civic Improvement - Airport)
Series 2010A
5.00%, 7/01/22	2,575	2,858,765

Colorado - 1.2%
City & County of Denver CO Airport System Revenue (Denver Intl Airport)
Series 2011A
5.75%, 11/15/20	3,150	3,584,574
Plaza Metropolitan District No 1
Series 2013
5.00%, 12/01/22 (a)	600	657,546
Regional Transportation District (Denver Transit Partners LLC)
Series 2010
5.375%, 7/15/25	1,100	1,192,246

		5,434,366

District of Columbia - 0.5%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	2,100	2,338,329

Florida - 2.0%
Broward County School Board/FL COP
Series 2011A
5.00%, 7/01/18	3,500	3,635,625
Citizens Property Insurance Corp.
Series 2012A-1
5.00%, 6/01/21	2,840	3,216,556
County of Lee FL Airport Revenue (Southwest Florida Intl Airport)
AGM Series 2010A
5.00%, 10/01/17	1,710	1,726,228
State of Florida Lottery Revenue
Series 2010C
5.00%, 7/01/18	170	176,587

		8,754,996

Illinois - 1.7%
Illinois Finance Authority (Illinois Institute of Technology)
Series 2006A
5.00%, 4/01/18	475	476,297
State of Illinois
Series 2010
5.00%, 1/01/18	160	162,075
Series 2014
5.00%, 5/01/22-5/01/23	4,990	5,184,217

	Principal Amount (000)	U.S. $ Value
State of Illinois (State of Illinois Sales Tax)
Series 2010
5.00%, 6/15/20	$1,685	$1,824,164

		7,646,753

Massachusetts - 0.3%
Commonwealth of Massachusetts
NATL Series 2000F
1.62%, 12/01/30 (b)	1,525	1,425,764

Michigan - 1.3%
Michigan Finance Authority (Great Lakes Water Authority Sewage Disposal System)
AGM Series 2014C
5.00%, 7/01/26	5,055	5,927,645

New Jersey - 2.4%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2015X
5.00%, 6/15/21	4,555	4,842,375
New Jersey Transit Corp.
Series 2014A
5.00%, 9/15/21	2,410	2,622,201
New Jersey Turnpike Authority
AGM Series 2005D-3
5.25%, 1/01/26	2,555	3,150,570

		10,615,146

New York - 55.5%
Albany County Airport Authority
AGM Series 2010A
5.00%, 12/15/22-12/15/23	3,555	3,883,300
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.25%, 11/01/29	1,000	1,078,070
Central Islip Union Free School District
Series 2013
5.00%, 7/15/19	750	806,693
City of New York NY
Series 2010B
5.00%, 8/01/19	1,275	1,375,368
Series 2010H
5.00%, 6/01/19 (Pre-refunded/ETM)	945	1,014,571
5.00%, 6/01/19	275	294,814
Series 2014A
5.00%, 8/01/28	1,285	1,531,412
Series 2014J
5.00%, 8/01/27	1,085	1,298,571
Series 2016E
5.00%, 8/01/19	4,485	4,838,059
City of Yonkers NY
AGM Series 2015A
5.00%, 3/15/21	2,000	2,249,660
County of Nassau NY

	Principal Amount (000)	U.S. $ Value
Series 2011A
5.00%, 4/01/20	$2,050	$2,257,275
Series 2014A
5.00%, 4/01/25	4,775	5,670,121
County of Westchester NY
Series 2016A
5.00%, 1/01/21-1/01/23	10,435	12,119,909
Hempstead Town Local Development Corp. (Hofstra University)
Series 2013
5.00%, 7/01/21	700	797,363
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/32	2,320	2,749,455
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20 (c)	385	375,329
Metropolitan Transportation Authority
Series 2011C
5.00%, 11/15/25	6,505	7,456,031
Series 2012
5.00%, 11/15/22	2,650	3,109,377
Series 2012F
5.00%, 11/15/25	1,000	1,167,190
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/23-11/15/26	9,840	11,574,312
Series 2016A
5.00%, 11/15/25	1,375	1,701,755
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/20	1,000	1,092,320
New York City Municipal Water Finance Authority
Series 2010FF
5.00%, 6/15/25	500	553,985
Series 2011GG
5.00%, 6/15/26	8,070	9,170,264
Series 2015G
5.00%, 6/15/27	2,885	3,505,794
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2009B
5.00%, 11/01/18	4,525	4,761,612
Series 2010I-2
5.00%, 11/01/19	2,000	2,176,180
Series 2011B
5.00%, 2/01/21	4,110	4,644,834
Series 2012D
5.00%, 11/01/22	1,220	1,438,185
Series 2012S
5.00%, 5/01/19 (Pre-refunded/ETM)	1,000	1,071,550
Series 2013I
5.00%, 5/01/22	2,270	2,646,071
Series 2014B

	Principal Amount (000)	U.S. $ Value
5.00%, 11/01/26	$4,000	$4,778,200
Series 2014C
5.00%, 11/01/17 (Pre-refunded/ETM)	2,360	2,390,538
5.00%, 11/01/17	980	992,936
Series 2015C
4.00%, 11/01/17 (Pre-refunded/ETM)	235	237,294
4.00%, 11/01/17	2,650	2,676,553
5.00%, 11/01/28	2,145	2,558,942
Series 2017
5.00%, 11/01/26	1,925	2,398,916
Series 2017E-1
5.00%, 2/01/30	1,155	1,390,655
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	5,575	6,772,789
New York State Dormitory Authority
Series 2008A
5.00%, 3/15/18 (Pre-refunded/ETM)	4,635	4,765,336
Series 2012A
5.00%, 7/01/26 (Pre-refunded/ETM)	1,965	2,310,761
New York State Dormitory Authority (Mount Sinai Hospitals Group, Inc.)
Series 2010A
5.00%, 7/01/18	645	669,471
New York State Dormitory Authority (New York State Dormitory Authority Lease)
Series 2009A
5.00%, 7/01/24	3,440	3,697,209
AGM Series 2015
5.00%, 10/01/22	2,725	3,179,557
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/21-3/15/23	12,235	14,071,251
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/24 (a)	700	804,825
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012A
5.00%, 12/15/21-12/15/22	3,965	4,618,890
Series 2014A
5.00%, 2/15/18-2/15/28	3,060	3,452,375
Series 2014C
5.00%, 3/15/29	3,000	3,540,390
New York State Dormitory Authority (State University of New York Dormitory Fees)
Series 2013A
5.00%, 7/01/21	1,000	1,139,930
Series 2015A
5.00%, 7/01/18	3,440	3,573,300
New York State Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.)
XLCA Series 2004A

	Principal Amount (000)	U.S. $ Value
1.523%, 1/01/39 (b)	$200	$179,857
XLCA Series 2004B
1.365%, 5/01/32 (b)	925	833,610
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2012D
5.00%, 6/15/20	1,745	1,938,765
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2011A
5.00%, 4/01/23	1,590	1,799,482
Series 2012A
5.00%, 4/01/20	1,975	2,178,069
AMBAC Series 2005B
5.50%, 4/01/20	2,400	2,678,976
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	4,500	5,020,290
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/18	3,890	4,001,604
Series 2013C
5.00%, 3/15/20	1,970	2,166,567
Series 2016A
5.00%, 3/15/22-3/15/24	6,600	7,770,708
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/26-8/01/31	4,170	4,457,321
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/22	1,755	1,978,218
Niagara Falls City School District
Series 2016
5.00%, 6/15/18-6/15/19	3,855	4,075,961
Niagara Frontier Transportation Authority
AGM Series 2004A2
2.343%, 4/01/24 (b)	1,000	960,248
Port Authority of New York & New Jersey
Series 2013-178
5.00%, 12/01/23	2,515	2,979,571
Series 2013-180
5.00%, 6/01/21	2,500	2,851,875
Series 2014
5.00%, 9/01/23-9/01/28	5,615	6,579,849
Series 2015E
5.00%, 10/15/23	1,000	1,182,530
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/18-10/15/25	5,740	6,699,902
State of New York
Series 2011A
5.00%, 2/15/18	7,850	8,049,154
Town of Oyster Bay NY

	Principal Amount (000)	U.S. $ Value
Series 2016C
4.00%, 6/01/18	$1,550	$1,577,637
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010B
5.00%, 9/01/19-9/01/20	1,540	1,672,720
Utility Debt Securitization Authority
Series 2015
5.00%, 12/15/24	1,500	1,781,115
Series 2016B
5.00%, 12/15/20	5,185	5,481,841

		247,325,418

Ohio - 0.1%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	210	197,129
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Corp.)
Series 2016B
4.375%, 6/01/33	300	281,622

		478,751

Pennsylvania - 1.0%
Philadelphia Parking Authority (The) (Philadelphia Airport Parking)
Series 2009
5.25%, 9/01/23	200	221,962
Sports & Exhibition Authority of Pittsburgh and Allegheny County (Sports & Exhibition Authority of Pittsburgh and Allegheny County Hotel Occupancy Tax)
AGM Series 2010
5.00%, 2/01/24	4,000	4,393,120

		4,615,082

Washington - 0.6%
Port of Seattle WA
Series 2010C
5.00%, 2/01/21	2,300	2,577,035

Total Long-Term Municipal Bonds (cost $291,066,024)		301,103,940

Short-Term Municipal Notes - 0.3%
New York - 0.3%
New York State Housing Finance Agency (160 Madison Ave LLC)
Series 2013A
0.95%, 11/01/46 (d) (cost $1,500,000)	1,500	1,500,000

Total Municipal Obligations (cost $292,566,024)		302,603,940

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 21.7%
Funds and Investment Trusts - 21.7%
AB All Market Real Return Portfolio-Class Z (e)	448,248	$3,702,527
iShares Core MSCI Emerging Markets ETF	257,154	12,867,986
SPDR S&P 500 ETF Trust	318,804	77,086,807
Vanguard Mid-Cap ETF	20,891	2,977,385

Total Investment Companies (cost $87,664,811)		96,634,705

	Principal Amount (000)
GOVERNMENTS-TREASURIES - 3.6%
United States - 3.6%
U.S. Treasury Notes
1.625%, 11/30/20 (f)	$1,000	999,531
1.625%, 10/31/23	2,200	2,142,594
2.125%, 11/30/23	12,755	12,796,852

Total Governments-Treasuries (cost $15,817,590)		15,938,977

SHORT-TERM INVESTMENTS - 6.1%
U.S. Treasury Bills - 4.7%
U.S. Treasury Bill
Zero Coupon, 7/06/17	8,000	7,999,477
Zero Coupon, 8/24/17-9/21/17 (g)	13,000	12,975,886

Total U.S. Treasury Bills (cost $20,975,363)		20,975,363

	Shares
Investment Companies - 1.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.79% (e)(h) (cost $6,209,885)	6,209,885	6,209,885

Total Short-Term Investments (cost $27,185,248)		27,185,248

Total Investments - 99.2% (cost $423,233,673) (i)		$442,362,870
Other assets less liabilities - 0.8%		3,437,196

Net Assets - 100.0%		$445,800,066

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Futures	469	September 2017	$18,971,391	$18,378,776	$(592,615)

Type	Number of Contracts	Expiration Month	Original Value	Value at June 30, 2017	Unrealized Appreciation/ (Depreciation)
FTSE 100 Index Futures	144	September 2017	$13,943,563	$13,583,508	$(360,055)
Mini MSCI EAFE Futures	135	September 2017	12,715,594	12,754,800	39,206
Russell 2000 Mini Futures	94	September 2017	6,667,138	6,647,210	(19,928)
S&P 500 E-Mini Futures	53	September 2017	6,437,145	6,415,385	(21,760)
S&P Mid 400 E Mini Futures	5	September 2017	878,607	873,050	(5,557)
TOPIX Index Futures	100	September 2017	14,305,965	14,327,628	21,663
Sold Contracts
Hang Seng Index Futures	17	July 2017	2,789,352	2,785,448	3,904
S&P TSX 60 Index Futures	45	September 2017	6,224,516	6,171,191	53,325
SPI 200 Futures	52	September 2017	5,718,203	5,644,367	73,836

					$(807,981)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	CAD	5,293	USD	3,920	8/16/17	$(165,262)
Bank of America, NA	JPY	787,246	USD	6,928	8/16/17	(83,455)
BNP Paribas SA	AUD	3,644	USD	2,753	8/16/17	(45,857)
BNP Paribas SA	GBP	1,714	USD	2,209	8/16/17	(26,258)
BNP Paribas SA	USD	2,272	EUR	2,072	8/16/17	100,208
BNP Paribas SA	USD	4,177	GBP	3,224	8/16/17	26,548
Citibank, NA	NOK	4,147	USD	483	8/16/17	(14,529)
Citibank, NA	USD	2,564	EUR	2,277	8/16/17	42,739
Citibank, NA	USD	2,369	GBP	1,829	8/16/17	16,914
Credit Suisse International	CHF	1,476	USD	1,527	8/16/17	(15,907)
Credit Suisse International	GBP	4,429	USD	5,664	8/16/17	(111,439)
Credit Suisse International	SEK	23,436	USD	2,601	8/16/17	(186,856)
Credit Suisse International	USD	10,751	EUR	9,729	8/16/17	385,518
Credit Suisse International	USD	3,594	GBP	2,867	8/16/17	144,570
Credit Suisse International	USD	4,918	SEK	43,091	8/16/17	208,495
Goldman Sachs Bank USA	USD	5,982	JPY	660,256	8/16/17	(101,455)
JPMorgan Chase Bank, NA	AUD	3,030	USD	2,273	8/16/17	(54,346)
JPMorgan Chase Bank, NA	GBP	1,777	USD	2,304	8/16/17	(13,194)
JPMorgan Chase Bank, NA	USD	8,890	CAD	11,723	8/16/17	156,641
JPMorgan Chase Bank, NA	USD	702	CHF	701	8/16/17	30,877
JPMorgan Chase Bank, NA	USD	3,428	EUR	3,191	8/16/17	223,553
JPMorgan Chase Bank, NA	USD	10,388	JPY	1,148,033	8/16/17	(162,653)
JPMorgan Chase Bank, NA	USD	1,183	SEK	10,204	8/16/17	31,096
Morgan Stanley & Co., Inc.	AUD	1,032	USD	757	8/16/17	(35,450)
Morgan Stanley & Co., Inc.	JPY	541,868	USD	4,839	8/16/17	13,347
Morgan Stanley & Co., Inc.	USD	4,726	JPY	537,215	8/16/17	59,057
Royal Bank of Scotland PLC	CAD	3,075	USD	2,244	8/16/17	(128,291)
State Street Bank & Trust Co.	CHF	501	USD	502	8/16/17	(21,143)
State Street Bank & Trust Co.	USD	1,272	EUR	1,163	8/16/17	59,866

						$333,334

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	$10,000	10/23/17	1.658%	CPI	#	$(187,538)
Barclays Bank PLC	6,000	10/23/19	1.873%	CPI	#	(148,518)
Barclays Bank PLC	4,000	10/23/26	2.310%	CPI	#	(247,973)
Barclays Bank PLC	1,000	10/23/29	2.388%	CPI	#	(74,731)
Citibank, NA	5,700	12/14/20	1.548%	CPI	#	86,377
Citibank, NA	3,800	10/23/21	2.039%	CPI	#	(132,061)
Citibank, NA	7,000	11/04/23	1.900%	CPI	#	42,601
Deutsche Bank AG	2,900	7/15/20	1.265%	CPI	#	94,508
Deutsche Bank AG	4,000	9/04/25	1.818%	CPI	#	35,460
JPMorgan Chase Bank, NA	2,500	3/02/24	2.175%	CPI	#	(44,681)
JPMorgan Chase Bank, NA	3,000	11/04/26	2.015%	CPI	#	14,303

						$(562,253)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Deutsche Bank AG
MSCI Emerging Markets Index	$12,966	LIBOR Plus 0.28%	$5,226	11/15/17	$564,087

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, the aggregate market value of these securities amounted to $1,462,371 or 0.3% of net assets.
(b)	An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of June 30, 2017 and the aggregate market value of these securities amounted to $3,399,479 or 0.76% of net assets.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.08% of net assets as of June 30, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC) Series 2014 4.75%, 1/01/20	11/13/14	$385,000	$375,329	0.08%

(d)	Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(f)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(g)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(h)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(i)	As of June 30, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $19,558,058 and gross unrealized depreciation of investments was $(428,861), resulting in net unrealized appreciation of $19,129,197.

As of June 30, 2017, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 10.1% and 0.0%, respectively.

Currency Abbreviations:

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	Great British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
SEK	-	Swedish Krona
USD	-	United States Dollar

Glossary:

AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
COP	-	Certificate of Participation
EAFE	-	Europe, Australia, and Far East
ETF	-	Exchange Traded Fund
ETM	-	Escrowed to Maturity
FTSE	-	Financial Times Stock Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NATL	-	National Interstate Corporation
SPDR	-	Standard & Poor’s Depository Receipt
SPI	-	Share Price Index
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange
XLCA	-	XL Capital Assurance Inc.

Sanford C. Bernstein Fund, Inc.

Tax-Aware Overlay N Portfolio

June 30, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of June 30, 2017:

Investments in Securities:	Level 1			Level 2		Level 3		Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$294,851,025		$6,252,915		$301,103,940
Short-Term Municipal Notes		– 0	–	1,500,000		– 0	–	1,500,000
Investment Companies		96,634,705		– 0	–	– 0	–	96,634,705
Governments - Treasuries		– 0	–	15,938,977		– 0	–	15,938,977
Short-Term Investments:
U.S. Treasury Bills		– 0	–	20,975,363		– 0	–	20,975,363
Investment Companies		6,209,885		– 0	–	– 0	–	6,209,885

Total Investments in Securities		102,844,590		333,265,365		6,252,915		442,362,870
Other Financial Instruments (a):
Assets:
Futures		92,531		99,403		– 0	–	191,934
Forward Currency Exchange Contracts		– 0	–	1,499,429		– 0	–	1,499,429
Inflation (CPI) Swaps		– 0	–	273,249		– 0	–	273,249
Total Return Swaps		– 0	–	564,087		– 0	–	564,087
Liabilities:
Futures		(47,245)		(952,670)		– 0	–	(999,915)

Forward Currency Exchange Contracts	– 0	–	(1,166,095)	– 0	–	(1,166,095)
Inflation (CPI) Swaps	– 0	–	(835,502)	– 0	–	(835,502)

Total (b)	$102,889,876		$332,747,266	$6,252,915		$441,890,057

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(b)	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Long-Term Municipal Bonds		Total
Balance as of 9/30/16	$5,159,009		$5,159,009
Accrued discounts/(premiums)	(92,907)		(92,907)
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	34,699		34,699
Purchases	1,217,114		1,217,114
Sales	(65,000)		(65,000)
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 6/30/17	$6,252,915		$6,252,915

Net change in unrealized appreciation/depreciation from investments held as of 6/30/17	$34,699		$34,699

As of June 30, 2017, all Level 3 securities were priced by third party vendors.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Portfolio’s transactions of investments in affiliated issuers for the nine months ended June 30, 2017 is as follows:

	Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 6/30/17 (000)	Distributions
Affiliated Issuer							Dividend Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio - Class Z	$0	$3,765	$0	$0	$62	$3,703	$0	$0
AB Pooling Portfolio - AB Multi-Asset Real Return Portfolio	7,476	192	7,778	186	(76)	192	0	0

A summary of the Portfolio’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market Portfolio for the nine months ended June 30, 2017 is as follows:

Market Value 9/30/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 6/30/17 (000)	Dividend Income (000)
$51,296	$78,989	$124,075	$6,210	$917

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sanford C. Bernstein Fund, Inc.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kathleen M. Fisher
Kathleen M. Fisher
President

Date:	August 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 22, 2017